UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-58431

Name of Registrant:	Vanguard Valley Forge Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024—June 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Balanced Index Fund Investor Shares - VBINX

Vanguard Balanced Index Fund Admiral™ Shares - VBIAX

Vanguard Balanced Index Fund Institutional Shares - VBAIX

Vanguard Balanced Index Fund
Investor Shares (VBINX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.18%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$55,548
Number of Portfolio Holdings	16,002
Portfolio Turnover Rate	12%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	0.9%
Common Stocks	61.5%
Corporate Bonds	10.0%
Preferred Stocks	0.0%
Rights	0.0%
Sovereign Bonds	1.3%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	25.4%
Warrants	0.0%
Other Assets and Liabilities—Net	0.7%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR2

Vanguard Balanced Index Fund
Admiral™ Shares (VBIAX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$55,548
Number of Portfolio Holdings	16,002
Portfolio Turnover Rate	12%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	0.9%
Common Stocks	61.5%
Corporate Bonds	10.0%
Preferred Stocks	0.0%
Rights	0.0%
Sovereign Bonds	1.3%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	25.4%
Warrants	0.0%
Other Assets and Liabilities—Net	0.7%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR502

Vanguard Balanced Index Fund
Institutional Shares (VBAIX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$55,548
Number of Portfolio Holdings	16,002
Portfolio Turnover Rate	12%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	0.9%
Common Stocks	61.5%
Corporate Bonds	10.0%
Preferred Stocks	0.0%
Rights	0.0%
Sovereign Bonds	1.3%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	25.4%
Warrants	0.0%
Other Assets and Liabilities—Net	0.7%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR869

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2024
Vanguard Balanced Index Fund

Contents
Financial Statements	1

Balanced Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (61.5%)
Basic Materials (1.0%)
	Linde plc	314,231	137,888
	Freeport-McMoRan Inc.	941,111	45,738
	Ecolab Inc.	167,907	39,962
	Air Products and Chemicals Inc.	145,668	37,590
	Newmont Corp.	756,500	31,675
	Nucor Corp.	156,949	24,810
	Fastenal Co.	374,684	23,545
	LyondellBasell Industries NV Class A	170,086	16,270
	International Flavors & Fragrances Inc.	167,775	15,974
	Steel Dynamics Inc.	97,624	12,642
	Avery Dennison Corp.	52,264	11,427
	Reliance Inc.	37,832	10,805
	International Paper Co.	229,149	9,888
	Celanese Corp. Class A	71,655	9,666
	CF Industries Holdings Inc.	119,987	8,893
	Eastman Chemical Co.	76,296	7,475
	Albemarle Corp.	77,386	7,392
	Mosaic Co.	207,401	5,994
	Royal Gold Inc.	42,870	5,366
*	RBC Bearings Inc.	19,036	5,135
	United States Steel Corp.	130,159	4,920
*	Cleveland-Cliffs Inc.	311,212	4,790
	FMC Corp.	80,170	4,614
	Alcoa Corp.	114,866	4,569
	UFP Industries Inc.	38,686	4,333
	Commercial Metals Co.	74,580	4,101
	Mueller Industries Inc.	71,104	4,049
	Element Solutions Inc.	142,197	3,856
	Olin Corp.	79,746	3,760
*	Valvoline Inc.	86,063	3,718
	Westlake Corp.	25,511	3,694
	Carpenter Technology Corp.	30,920	3,388
	Timken Co.	42,258	3,386
	Hexcel Corp.	54,120	3,380
	Cabot Corp.	35,804	3,290
	Balchem Corp.	21,252	3,272
	Boise Cascade Co.	25,642	3,057
	Ashland Inc.	30,215	2,855
	Avient Corp.	58,112	2,537
	NewMarket Corp.	4,734	2,441
	Huntsman Corp.	106,289	2,420
*	Arcadium Lithium plc	714,481	2,401
	Chemours Co.	96,612	2,180
	Sensient Technologies Corp.	28,742	2,132
	Innospec Inc.	16,761	2,071
	Hecla Mining Co.	376,224	1,825
	Scotts Miracle-Gro Co.	26,682	1,736
	Minerals Technologies Inc.	20,631	1,716
*	Uranium Energy Corp.	267,443	1,607
	Sylvamo Corp.	22,188	1,522
	Materion Corp.	13,993	1,513
	Quaker Chemical Corp.	8,683	1,473
*	Coeur Mining Inc.	244,790	1,376
	Stepan Co.	14,027	1,178
	Tronox Holdings plc	72,864	1,143
	Hawkins Inc.	12,325	1,122
*	Ingevity Corp.	22,680	991
*	MP Materials Corp.	74,663	950
	Kaiser Aluminum Corp.	9,951	875
	Worthington Steel Inc.	24,179	807

Balanced Index Fund
		Shares	Market Value• ($000)
*	US Silica Holdings Inc.	43,322	669
*	Ecovyst Inc.	70,433	632
*	Century Aluminum Co.	37,670	631
*,1	Energy Fuels Inc.	103,146	625
	Mativ Holdings Inc.	35,261	598
*	Clearwater Paper Corp.	11,937	579
*	Metallus Inc.	27,885	565
	Koppers Holdings Inc.	14,510	537
	Haynes International Inc.	8,467	497
	Ryerson Holding Corp.	20,324	396
	AdvanSix Inc.	14,349	329
*	LSB Industries Inc.	39,093	320
	Olympic Steel Inc.	6,373	286
	Radius Recycling Inc.	18,601	284
	Compass Minerals International Inc.	27,293	282
*	Ur-Energy Inc.	182,060	255
*	Northwest Pipe Co.	7,317	249
*	Rayonier Advanced Materials Inc.	44,700	243
*	Universal Stainless & Alloy Products Inc.	7,442	204
*,1	LanzaTech Global Inc.	99,800	185
*	Intrepid Potash Inc.	7,428	174
	American Vanguard Corp.	19,365	166
	Eastern Co.	6,047	154
	Omega Flex Inc.	2,737	140
*	GrafTech International Ltd.	143,000	139
*	Dakota Gold Corp.	50,500	129
*	Piedmont Lithium Inc.	12,436	124
*	Contango ORE Inc.	5,641	102
	Northern Technologies International Corp.	5,764	95
*	Unifi Inc.	16,177	95
*	Ascent Industries Co.	9,600	94
*	Tredegar Corp.	18,346	88
	FutureFuel Corp.	16,400	84
*	NN Inc.	22,036	66
*	Perma-Pipe International Holdings Inc.	7,151	64
*	Origin Materials Inc.	68,704	62
*	Glatfelter Corp.	29,983	42
	Friedman Industries Inc.	2,625	40
*,1	Hycroft Mining Holding Corp. Class A	15,211	36
*	Culp Inc.	7,359	33
*	Gold Resource Corp.	88,800	33
*	American Battery Technology Co.	23,913	30
	United-Guardian Inc.	2,067	18
	Chicago Rivet & Machine Co.	710	10
			583,567
Consumer Discretionary (8.5%)
*	Amazon.com Inc.	6,126,138	1,183,876
*	Tesla Inc.	1,773,371	350,915
	Costco Wholesale Corp.	290,112	246,592
	Home Depot Inc.	647,984	223,062
	Walmart Inc.	2,898,818	196,279
*	Netflix Inc.	281,930	190,269
	McDonald's Corp.	471,127	120,062
	Walt Disney Co.	1,192,543	118,408
*	Uber Technologies Inc.	1,298,070	94,344
	Booking Holdings Inc.	22,169	87,822
	Lowe's Cos. Inc.	372,286	82,074
	TJX Cos. Inc.	741,412	81,629
	NIKE Inc. Class B	791,804	59,678
	Starbucks Corp.	741,579	57,732
*	Chipotle Mexican Grill Inc. Class A	898,650	56,300
	Target Corp.	302,304	44,753
*	O'Reilly Automotive Inc.	38,548	40,709
*	Airbnb Inc. Class A	259,712	39,380
	Marriott International Inc. Class A	149,198	36,072
	Hilton Worldwide Holdings Inc.	163,254	35,622
	General Motors Co.	745,169	34,621
*	AutoZone Inc.	11,350	33,643
	Ford Motor Co.	2,564,460	32,158

Balanced Index Fund
		Shares	Market Value• ($000)
	Ross Stores Inc.	219,372	31,879
*	Copart Inc.	565,856	30,647
*	Trade Desk Inc. Class A	291,668	28,487
	DR Horton Inc.	193,179	27,225
	Lennar Corp. Class A	165,388	24,787
	Yum! Brands Inc.	184,054	24,380
	Electronic Arts Inc.	174,406	24,300
*	Royal Caribbean Cruises Ltd.	143,297	22,846
*	Lululemon Athletica Inc.	74,808	22,345
	Delta Air Lines Inc.	424,437	20,135
	Dollar General Corp.	143,877	19,025
	Tractor Supply Co.	70,309	18,983
	eBay Inc.	331,482	17,807
*	Take-Two Interactive Software Inc.	106,911	16,624
	Garmin Ltd.	100,243	16,332
*	Deckers Outdoor Corp.	16,704	16,169
	Estee Lauder Cos. Inc. Class A	145,398	15,470
	PulteGroup Inc.	137,845	15,177
*	NVR Inc.	1,933	14,669
*	Dollar Tree Inc.	135,846	14,504
	Genuine Parts Co.	91,460	12,651
*	Aptiv plc	177,503	12,500
*	Carnival Corp.	662,550	12,403
*	ROBLOX Corp. Class A	329,865	12,274
*	Ulta Beauty Inc.	30,954	11,944
	Williams-Sonoma Inc.	42,070	11,879
	Domino's Pizza Inc.	22,789	11,767
	Darden Restaurants Inc.	77,633	11,747
	Omnicom Group Inc.	128,971	11,569
	Southwest Airlines Co.	390,302	11,167
*	DraftKings Inc. Class A	285,221	10,887
*	Warner Bros Discovery Inc.	1,440,101	10,714
	Las Vegas Sands Corp.	242,024	10,710
	Best Buy Co. Inc.	125,642	10,590
*	United Airlines Holdings Inc.	214,772	10,451
*	Expedia Group Inc.	82,838	10,437
*	Live Nation Entertainment Inc.	106,812	10,013
*	Burlington Stores Inc.	41,575	9,978
	Rollins Inc.	190,746	9,306
	RB Global Inc.	121,006	9,240
*	Carvana Co. Class A	68,682	8,841
	Wingstop Inc.	19,163	8,099
*	Liberty Media Corp.-Liberty Formula One Class C	111,819	8,033
	Toll Brothers Inc.	68,301	7,867
	Dick's Sporting Goods Inc.	35,974	7,729
*	BJ's Wholesale Club Holdings Inc.	87,846	7,716
	Texas Roadhouse Inc. Class A	43,809	7,522
*	CarMax Inc.	102,371	7,508
	Pool Corp.	23,815	7,319
	LKQ Corp.	175,229	7,288
*	elf Beauty Inc.	34,231	7,213
	Interpublic Group of Cos. Inc.	246,188	7,162
*,1	Rivian Automotive Inc. Class A	522,773	7,016
*	MGM Resorts International	152,197	6,764
*	Floor & Decor Holdings Inc. Class A	66,207	6,582
	News Corp. Class A	235,764	6,500
	Service Corp. International	90,566	6,442
	Tapestry Inc.	150,240	6,429
*	Light & Wonder Inc.	58,037	6,087
*	Skechers USA Inc. Class A	86,857	6,004
*	Abercrombie & Fitch Co. Class A	33,645	5,983
	Churchill Downs Inc.	42,632	5,951
	Aramark	171,418	5,832
	Murphy USA Inc.	12,338	5,792
	Bath & Body Works Inc.	144,014	5,624
	Wynn Resorts Ltd.	62,493	5,593
*	Crocs Inc.	37,733	5,507
*	Norwegian Cruise Line Holdings Ltd.	286,401	5,381
*	Caesars Entertainment Inc.	132,936	5,283
	Fox Corp. Class A	153,477	5,275

Balanced Index Fund
		Shares	Market Value• ($000)
	New York Times Co. Class A	101,544	5,200
	Hasbro Inc.	87,604	5,125
	Gentex Corp.	151,744	5,115
*	GameStop Corp. Class A	207,056	5,112
	Tempur Sealy International Inc.	106,419	5,038
*	American Airlines Group Inc.	433,359	4,910
	BorgWarner Inc.	151,793	4,894
	TKO Group Holdings Inc. Class A	45,258	4,887
	H&R Block Inc.	89,813	4,871
*	Duolingo Inc. Class A	23,052	4,810
	Lithia Motors Inc. Class A	18,205	4,596
*	Etsy Inc.	77,374	4,564
	Vail Resorts Inc.	24,401	4,395
	Lear Corp.	37,711	4,307
	Hyatt Hotels Corp. Class A	28,203	4,285
*	Planet Fitness Inc. Class A	56,969	4,192
*	Cava Group Inc.	44,823	4,157
	U-Haul Holding Co.	69,136	4,150
*	Bright Horizons Family Solutions Inc.	37,492	4,127
	Ralph Lauren Corp. Class A	23,248	4,070
*	Ollie's Bargain Outlet Holdings Inc.	41,045	4,029
	Wyndham Hotels & Resorts Inc.	52,507	3,886
	Gap Inc.	160,487	3,834
	PVH Corp.	35,998	3,811
*	Five Below Inc.	34,464	3,756
	Whirlpool Corp.	36,310	3,711
*	Mattel Inc.	224,663	3,653
*	Taylor Morrison Home Corp. Class A	65,684	3,642
*	SiteOne Landscape Supply Inc.	29,914	3,632
	Meritage Homes Corp.	22,016	3,563
	Macy's Inc.	181,339	3,482
	Paramount Global Class B	334,307	3,473
	Nexstar Media Group Inc. Class A	20,619	3,423
*	Alaska Air Group Inc.	83,786	3,385
*	AutoNation Inc.	20,580	3,280
*	Lyft Inc. Class A	221,738	3,127
*	Asbury Automotive Group Inc.	13,541	3,086
	Thor Industries Inc.	32,920	3,076
*	Wayfair Inc. Class A	58,324	3,075
	VF Corp.	224,350	3,029
	KB Home	40,803	2,864
*	Grand Canyon Education Inc.	20,137	2,817
	Harley-Davidson Inc.	80,163	2,689
	Polaris Inc.	34,288	2,685
*	Boot Barn Holdings Inc.	20,376	2,627
*	Capri Holdings Ltd.	77,639	2,568
	Warner Music Group Corp. Class A	83,419	2,557
	Academy Sports & Outdoors Inc.	47,912	2,551
*	Dutch Bros Inc. Class A	60,755	2,515
	Endeavor Group Holdings Inc. Class A	91,313	2,468
	Kontoor Brands Inc.	36,953	2,444
	Advance Auto Parts Inc.	38,344	2,428
	Signet Jewelers Ltd.	26,844	2,405
	Group 1 Automotive Inc.	8,067	2,398
*	Liberty Media Corp.-Liberty Formula One Class A	37,311	2,396
*	RH	9,688	2,368
*	Skyline Champion Corp.	34,608	2,345
*	Madison Square Garden Sports Corp.	12,340	2,322
*	Coty Inc. Class A	231,539	2,320
	American Eagle Outfitters Inc.	116,017	2,316
	Fox Corp. Class B	72,150	2,310
	News Corp. Class B	81,302	2,308
	Boyd Gaming Corp.	41,517	2,288
*	Liberty Media Corp.-Liberty SiriusXM	100,651	2,230
*	Shake Shack Inc. Class A	24,483	2,203
*	Goodyear Tire & Rubber Co.	192,347	2,183
*	M/I Homes Inc.	17,620	2,152
*	YETI Holdings Inc.	55,770	2,128
*	Tri Pointe Homes Inc.	56,037	2,087
*	Brinker International Inc.	28,139	2,037

Balanced Index Fund
		Shares	Market Value• ($000)
[1]	Choice Hotels International Inc.	17,035	2,027
	Travel + Leisure Co.	44,998	2,024
*	SkyWest Inc.	24,588	2,018
	Steven Madden Ltd.	46,887	1,983
*	Visteon Corp.	18,440	1,968
*	Stride Inc.	27,830	1,962
	Penske Automotive Group Inc.	13,077	1,949
*	Penn Entertainment Inc.	99,618	1,928
	Marriott Vacations Worldwide Corp.	21,692	1,894
	Wendy's Co.	110,211	1,869
	Red Rock Resorts Inc. Class A	33,927	1,864
*	Hilton Grand Vacations Inc.	46,085	1,863
*	Chewy Inc. Class A	68,233	1,859
*	Cavco Industries Inc.	5,283	1,829
*	Sweetgreen Inc. Class A	60,046	1,810
*	Urban Outfitters Inc.	43,342	1,779
	Columbia Sportswear Co.	22,088	1,747
	Newell Brands Inc.	268,539	1,721
	Rush Enterprises Inc. Class A	40,197	1,683
*	Frontdoor Inc.	49,090	1,659
*	Dorman Products Inc.	18,076	1,654
	Strategic Education Inc.	14,860	1,644
*,1	Lucid Group Inc.	624,322	1,629
	LCI Industries	15,684	1,621
*	ACV Auctions Inc. Class A	84,971	1,551
	Foot Locker Inc.	61,294	1,527
	TEGNA Inc.	109,029	1,520
	Kohl's Corp.	65,916	1,515
	Century Communities Inc.	18,526	1,513
*	Cinemark Holdings Inc.	69,779	1,509
*	Adtalem Global Education Inc.	22,037	1,503
*	Six Flags Entertainment Corp.	45,047	1,493
*	Topgolf Callaway Brands Corp.	94,601	1,447
	Carter's Inc.	23,245	1,440
	Laureate Education Inc.	96,259	1,438
*	Helen of Troy Ltd.	15,340	1,423
	PriceSmart Inc.	16,882	1,371
	HNI Corp.	30,458	1,371
	Graham Holdings Co. Class B	1,909	1,335
*	Fox Factory Holding Corp.	27,248	1,313
	MillerKnoll Inc.	48,900	1,295
*	Liberty Media Corp.-Liberty SiriusXM Class A	58,100	1,287
*	United Parks & Resorts Inc.	23,607	1,282
*	Vista Outdoor Inc.	33,811	1,273
	Inter Parfums Inc.	10,962	1,272
	Nordstrom Inc.	59,335	1,259
*	Green Brick Partners Inc.	21,304	1,219
*	JetBlue Airways Corp.	198,624	1,210
*	TripAdvisor Inc.	67,679	1,205
	Levi Strauss & Co. Class A	62,447	1,204
	Cheesecake Factory Inc.	30,438	1,196
	Acushnet Holdings Corp.	18,715	1,188
*	Sonos Inc.	80,503	1,188
	Avis Budget Group Inc.	11,122	1,162
	Phinia Inc.	29,470	1,160
*	LGI Homes Inc.	12,866	1,151
	Bloomin' Brands Inc.	59,600	1,146
*	OPENLANE Inc.	69,029	1,145
*	QuantumScape Corp. Class A	218,781	1,076
	Papa John's International Inc.	22,875	1,075
	John Wiley & Sons Inc. Class A	26,016	1,059
*	Hanesbrands Inc.	214,201	1,056
	Oxford Industries Inc.	10,127	1,014
	La-Z-Boy Inc.	26,930	1,004
	Dana Inc.	81,618	989
	Winnebago Industries Inc.	18,210	987
*,1	AMC Entertainment Holdings Inc. Class A	196,326	978
	Leggett & Platt Inc.	83,852	961
*	Gentherm Inc.	19,254	950
*	Under Armour Inc. Class A	142,009	947

Balanced Index Fund
		Shares	Market Value• ($000)
*	Victoria's Secret & Co.	52,873	934
*	Knowles Corp.	53,474	923
	PROG Holdings Inc.	26,363	914
	Upbound Group Inc.	29,612	909
	Worthington Enterprises Inc.	19,118	905
*	Atlanta Braves Holdings Inc. Class C	22,539	889
	Dillard's Inc. Class A	2,001	881
*	PowerSchool Holdings Inc. Class A	39,077	875
*	ODP Corp.	21,146	830
	Perdoceo Education Corp.	38,507	825
	Caleres Inc.	24,300	816
*	Liberty Media Corp.-Liberty Live Class C	21,317	816
*	Dave & Buster's Entertainment Inc.	20,384	811
	Buckle Inc.	21,217	784
*	Life Time Group Holdings Inc.	41,412	780
*	Peloton Interactive Inc. Class A	226,241	765
*	Lions Gate Entertainment Corp. Class B	88,271	756
*	Madison Square Garden Entertainment Corp. Class A	21,871	749
*	Under Armour Inc. Class C	114,093	745
*	Central Garden & Pet Co. Class A	22,486	743
*	Sabre Corp.	274,300	732
	Steelcase Inc. Class A	55,928	725
*	Cars.com Inc.	36,500	719
*	Arlo Technologies Inc.	54,828	715
*	Liberty Media Corp.-Liberty Live Class A	19,019	713
*	National Vision Holdings Inc.	53,704	703
*	G-III Apparel Group Ltd.	25,976	703
	Jack in the Box Inc.	13,756	701
*	Sally Beauty Holdings Inc.	65,334	701
*	Sphere Entertainment Co.	19,382	680
	Winmark Corp.	1,926	679
*	Lions Gate Entertainment Corp. Class A	70,265	662
	Monarch Casino & Resort Inc.	9,587	653
	Cracker Barrel Old Country Store Inc.	15,243	643
*	Emerald Holding Inc.	107,976	614
	Wolverine World Wide Inc.	45,132	610
	Hibbett Inc.	6,848	597
*	Integral Ad Science Holding Corp.	60,118	584
*	Central Garden & Pet Co.	15,120	582
*	QuinStreet Inc.	34,959	580
*	BJ's Restaurants Inc.	16,148	560
*	Udemy Inc.	63,982	552
	Arhaus Inc. Class A	32,331	548
	Allegiant Travel Co.	10,482	527
	Interface Inc. Class A	35,478	521
*	American Axle & Manufacturing Holdings Inc.	72,396	506
*	Coursera Inc.	70,601	506
*	Viad Corp.	14,866	505
*	Driven Brands Holdings Inc.	39,665	505
*	XPEL Inc.	14,093	501
	Sonic Automotive Inc. Class A	9,075	494
*	Leslie's Inc.	117,675	493
	Matthews International Corp. Class A	19,642	492
*	Malibu Boats Inc. Class A	13,979	490
	Sturm Ruger & Co. Inc.	11,636	485
	Monro Inc.	20,203	482
*	Revolve Group Inc. Class A	29,900	476
	Scholastic Corp.	13,210	469
	Camping World Holdings Inc. Class A	26,182	468
*	Beazer Homes USA Inc.	16,992	467
*	Mister Car Wash Inc.	65,542	467
	Krispy Kreme Inc.	43,245	465
	Ethan Allen Interiors Inc.	16,422	458
*	Vizio Holding Corp. Class A	42,297	457
[1]	Sirius XM Holdings Inc.	157,731	446
*	Gannett Co. Inc.	96,200	443
*	Figs Inc. Class A	82,563	440
	Golden Entertainment Inc.	13,829	430
*	MarineMax Inc.	13,108	424
*	Dream Finders Homes Inc. Class A	16,072	415

Balanced Index Fund
		Shares	Market Value• ($000)
*	Everi Holdings Inc.	46,866	394
*	Thryv Holdings Inc.	22,100	394
	Shoe Carnival Inc.	10,530	388
	Dine Brands Global Inc.	10,679	387
*	Universal Technical Institute Inc.	24,531	386
	Smith & Wesson Brands Inc.	26,547	381
*	Stagwell Inc. Class A	55,590	379
*	Beyond Inc.	28,771	376
*	Sun Country Airlines Holdings Inc.	29,826	375
	A-Mark Precious Metals Inc.	11,532	373
*	Hovnanian Enterprises Inc. Class A	2,630	373
*	Portillo's Inc. Class A	38,368	373
*	Rush Street Interactive Inc.	38,600	370
*	Hawaiian Holdings Inc.	28,853	359
*	First Watch Restaurant Group Inc.	20,063	352
*	Accel Entertainment Inc. Class A	34,084	350
*	Chuy's Holdings Inc.	13,028	338
*	Clean Energy Fuels Corp.	124,439	332
*	Liquidity Services Inc.	16,457	329
*	Daily Journal Corp.	818	323
*,1	Atlanta Braves Holdings Inc. Class A	7,675	317
*	PlayAGS Inc.	27,501	316
*	Corsair Gaming Inc.	28,628	316
*	Hertz Global Holdings Inc.	86,328	305
	Guess? Inc.	14,760	301
	Sinclair Inc.	22,500	300
[1]	Spirit Airlines Inc.	79,501	291
*	Stoneridge Inc.	18,241	291
*	Xponential Fitness Inc. Class A	18,173	284
*	Lindblad Expeditions Holdings Inc.	29,347	283
	Standard Motor Products Inc.	9,985	277
	RCI Hospitality Holdings Inc.	6,314	275
	Haverty Furniture Cos. Inc.	10,734	271
*	Instructure Holdings Inc.	11,518	270
*	Denny's Corp.	37,823	269
*	Bally's Corp.	21,875	262
	Movado Group Inc.	10,482	261
*	America's Car-Mart Inc.	4,309	259
*	Clear Channel Outdoor Holdings Inc.	181,601	256
*	Lincoln Educational Services Corp.	21,600	256
*	Kura Sushi USA Inc. Class A	4,046	255
	Global Industrial Co.	8,121	255
*	American Public Education Inc.	14,286	251
*	Eastman Kodak Co.	46,489	250
*	Stitch Fix Inc. Class A	59,923	249
[1]	Bowlero Corp. Class A	17,051	247
*	Lovesac Co.	10,900	246
*,1	Luminar Technologies Inc. Class A	164,987	246
*	Funko Inc. Class A	24,100	235
	Rush Enterprises Inc. Class B	5,850	230
*	Genesco Inc.	8,865	229
	Carriage Services Inc. Class A	8,479	228
*	MasterCraft Boat Holdings Inc.	11,800	223
*	AMC Networks Inc. Class A	22,780	220
	Designer Brands Inc. Class A	32,252	220
*	Petco Health & Wellness Co. Inc. Class A	56,651	214
*	RealReal Inc.	66,800	213
*	Savers Value Village Inc.	17,243	211
*	Boston Omaha Corp. Class A	15,593	210
	Rocky Brands Inc.	5,601	207
*	Zumiez Inc.	10,629	207
	Build-A-Bear Workshop Inc.	8,127	205
*	1-800-Flowers.com Inc. Class A	21,198	202
*	European Wax Center Inc. Class A	20,055	199
*	Biglari Holdings Inc. Class A	216	197
*	National CineMedia Inc.	44,600	196
*	Chegg Inc.	61,656	195
*	Cardlytics Inc.	23,301	191
	Gray Television Inc.	36,426	189
*	Turtle Beach Corp.	13,183	189

Balanced Index Fund
		Shares	Market Value• ($000)
	Aaron's Co. Inc.	18,696	187
*	Tile Shop Holdings Inc.	26,800	186
*	El Pollo Loco Holdings Inc.	16,271	184
*	OneWater Marine Inc. Class A	6,600	182
	Marcus Corp.	15,780	179
*	Potbelly Corp.	21,880	176
	Arko Corp.	27,900	175
*	Qurate Retail Inc. Class A	266,634	168
*,1	iRobot Corp.	17,796	162
	Superior Group of Cos. Inc.	8,001	151
	Weyco Group Inc.	4,901	149
*	Full House Resorts Inc.	29,586	148
*	Lands' End Inc.	10,900	148
*	Legacy Housing Corp.	6,400	147
	Clarus Corp.	21,337	144
*,1	Wheels Up Experience Inc.	75,718	143
	J. Jill Inc.	4,000	140
*	Cricut Inc. Class A	23,296	140
*	Smith Douglas Homes Corp. Class A	5,974	140
*	EW Scripps Co. Class A	44,261	139
	Flexsteel Industries Inc.	4,330	134
*	GoPro Inc. Class A	93,976	133
*	SES AI Corp.	106,300	133
*	Sleep Number Corp.	13,537	130
*,1	Frontier Group Holdings Inc.	26,032	128
*	Destination XL Group Inc.	34,900	127
*	Outbrain Inc.	25,574	127
*	Vera Bradley Inc.	19,900	125
*	Cooper-Standard Holdings Inc.	10,000	124
*	LiveOne Inc.	73,227	115
	Virco Manufacturing Corp.	8,208	114
*	Holley Inc.	31,500	113
*	BARK Inc.	62,355	113
*	Red Robin Gourmet Burgers Inc.	14,100	107
	Lakeland Industries Inc.	4,633	106
*	Blink Charging Co.	37,833	104
*	Universal Electronics Inc.	8,830	103
	Acme United Corp.	2,909	102
	Cato Corp. Class A	18,491	102
	Johnson Outdoors Inc. Class A	2,929	102
	Nathan's Famous Inc.	1,509	102
	Townsquare Media Inc. Class A	9,269	102
*	AMMO Inc.	60,739	102
*	Angi Inc. Class A	51,994	100
*	American Outdoor Brands Inc.	11,061	100
*	Playstudios Inc.	47,646	99
*	Latham Group Inc.	32,438	98
*	Landsea Homes Corp.	10,500	96
*	iHeartMedia Inc. Class A	81,059	88
*	Citi Trends Inc.	3,954	84
*	Motorcar Parts of America Inc.	13,428	83
	Bassett Furniture Industries Inc.	5,800	82
*	Superior Industries International Inc.	25,107	82
*	Strattec Security Corp.	3,216	80
	Entravision Communications Corp. Class A	38,303	78
*	Kewaunee Scientific Corp.	1,646	78
	Canterbury Park Holding Corp.	3,400	74
*	ThredUp Inc. Class A	41,643	71
*,1	Mondee Holdings Inc. Class A	29,400	71
*	Tilly's Inc. Class A	11,657	70
*,1	ContextLogic Inc. Class A	12,102	69
*	Nerdy Inc.	40,600	68
	Marine Products Corp.	6,508	66
*	WW International Inc.	56,463	66
*	ONE Group Hospitality Inc.	15,411	65
*,1	Vuzix Corp.	47,800	65
*	Fossil Group Inc.	42,400	61
	Escalade Inc.	4,321	60
*	Sportsman's Warehouse Holdings Inc.	25,100	60
	Hooker Furnishings Corp.	4,101	59

Balanced Index Fund
		Shares	Market Value• ($000)
	NL Industries Inc.	9,161	55
*,1	Tupperware Brands Corp.	37,700	53
*	JAKKS Pacific Inc.	2,879	52
*	Mesa Air Group Inc.	29,600	51
	Big 5 Sporting Goods Corp.	16,718	49
*	Lee Enterprises Inc.	4,325	48
*	Purple Innovation Inc. Class A	45,093	47
*	Traeger Inc.	18,573	45
*	Century Casinos Inc.	15,363	43
*	Noodles & Co. Class A	27,098	43
*	Allbirds Inc. Class A	86,668	43
	Lifetime Brands Inc.	4,913	42
*,1	Big Lots Inc.	23,152	40
*	RumbleON Inc. Class B	9,789	40
*	Sonder Holdings Inc.	8,360	39
*,1	Canoo Inc.	15,225	32
*	Spruce Power Holding Corp.	7,850	29
*	Lulu's Fashion Lounge Holdings Inc.	15,108	28
*,1	Rent the Runway Inc. Class A	1,522	27
*	Kartoon Studios Inc.	25,381	26
*	Duluth Holdings Inc. Class B	6,600	24
*	Marchex Inc. Class B	15,105	23
	CuriosityStream Inc.	20,600	23
*	Vacasa Inc. Class A	4,565	22
*	FlexShopper Inc.	16,024	21
*	Cumulus Media Inc. Class A	10,024	20
	Hamilton Beach Brands Holding Co. Class A	1,084	19
*	Kirkland's Inc.	7,661	12
*	Solo Brands Inc. Class A	5,272	12
*	Owlet Inc.	2,945	12
*	Container Store Group Inc.	18,110	10
*	Focus Universal Inc.	24,900	6
*,2	Luby's Inc.	6,211	6
*	Beasley Broadcast Group Inc. Class A	5,320	4
*,1,2	SRAX Inc.	7,476	1
*,2	Marriott International Lodging Ltd.	62,955	—
			4,699,313
Consumer Staples (2.6%)
	Procter & Gamble Co.	1,544,079	254,650
	Coca-Cola Co.	2,533,111	161,233
	PepsiCo Inc.	899,500	148,355
	Philip Morris International Inc.	1,017,636	103,117
	Mondelez International Inc. Class A	877,084	57,396
	Colgate-Palmolive Co.	533,227	51,744
	Altria Group Inc.	1,121,272	51,074
	McKesson Corp.	85,077	49,688
	CVS Health Corp.	820,825	48,478
	Kimberly-Clark Corp.	220,828	30,518
	Constellation Brands Inc. Class A	107,731	27,717
	Cencora Inc.	108,926	24,541
	Corteva Inc.	450,653	24,308
*	Monster Beverage Corp.	483,723	24,162
	Keurig Dr Pepper Inc.	712,223	23,788
	General Mills Inc.	370,268	23,423
	Sysco Corp.	324,892	23,194
	Kenvue Inc.	1,250,091	22,727
	Kroger Co.	425,807	21,261
	Archer-Daniels-Midland Co.	324,928	19,642
	Hershey Co.	96,920	17,817
	Kraft Heinz Co.	513,877	16,557
	Church & Dwight Co. Inc.	159,049	16,490
	McCormick & Co. Inc. (Non-Voting)	164,846	11,694
	Clorox Co.	80,510	10,987
	Tyson Foods Inc. Class A	187,082	10,690
	Kellanova	178,029	10,269
	Bunge Global SA	92,215	9,846
	Casey's General Stores Inc.	24,064	9,182
	Conagra Brands Inc.	315,333	8,962
	Brown-Forman Corp. Class B	203,313	8,781

Balanced Index Fund
		Shares	Market Value• ($000)
*	US Foods Holding Corp.	160,957	8,527
	Lamb Weston Holdings Inc.	93,733	7,881
	J M Smucker Co.	65,381	7,129
*	Performance Food Group Co.	101,479	6,709
	Hormel Foods Corp.	202,283	6,168
*	Celsius Holdings Inc.	107,132	6,116
	Molson Coors Beverage Co. Class B	116,009	5,897
	Campbell Soup Co.	125,993	5,694
*	Sprouts Farmers Market Inc.	66,026	5,524
	Walgreens Boots Alliance Inc.	453,259	5,482
*	BellRing Brands Inc.	86,286	4,930
	Ingredion Inc.	42,948	4,926
	Albertsons Cos. Inc. Class A	221,021	4,365
*	Freshpet Inc.	31,911	4,129
*	Darling Ingredients Inc.	102,958	3,784
	Coca-Cola Consolidated Inc.	3,224	3,498
*	Post Holdings Inc.	31,545	3,286
	Flowers Foods Inc.	130,903	2,906
	Lancaster Colony Corp.	12,324	2,329
	Primo Water Corp.	98,490	2,153
*	Simply Good Foods Co.	58,309	2,107
	WD-40 Co.	8,936	1,963
	Cal-Maine Foods Inc.	26,954	1,647
	Spectrum Brands Holdings Inc.	18,906	1,625
	Energizer Holdings Inc.	49,725	1,469
*	Boston Beer Co. Inc. Class A	4,652	1,419
	Edgewell Personal Care Co.	33,828	1,360
*	Grocery Outlet Holding Corp.	60,118	1,330
	J & J Snack Foods Corp.	7,377	1,198
	Brown-Forman Corp. Class A	25,690	1,134
*	TreeHouse Foods Inc.	30,729	1,126
	Andersons Inc.	20,748	1,029
*	Chefs' Warehouse Inc.	24,617	963
	Reynolds Consumer Products Inc.	33,928	949
*	Vital Farms Inc.	20,289	949
	Vector Group Ltd.	88,188	932
*	Pilgrim's Pride Corp.	22,298	858
	National Beverage Corp.	15,304	784
	Universal Corp.	16,258	783
*	Vita Coco Co. Inc.	27,555	767
	MGP Ingredients Inc.	10,236	762
	Weis Markets Inc.	11,489	721
	Ingles Markets Inc. Class A	10,412	714
*	Herbalife Ltd.	62,910	654
	Utz Brands Inc.	38,353	638
	WK Kellogg Co.	37,560	618
	Fresh Del Monte Produce Inc.	24,817	542
*	United Natural Foods Inc.	39,940	523
	Seaboard Corp.	161	509
	John B Sanfilippo & Son Inc.	5,217	507
	SpartanNash Co.	25,540	479
*	Hain Celestial Group Inc.	63,791	441
	B&G Foods Inc.	46,582	376
	Nu Skin Enterprises Inc. Class A	35,698	376
	Turning Point Brands Inc.	11,701	375
*	USANA Health Sciences Inc.	7,561	342
	Tootsie Roll Industries Inc.	11,187	342
*,1	Beyond Meat Inc.	42,680	286
*	Mission Produce Inc.	28,628	283
	ACCO Brands Corp.	59,091	278
	Calavo Growers Inc.	12,130	275
	Oil-Dri Corp. of America	3,586	230
*	BRC Inc. Class A	36,500	224
*	Westrock Coffee Co.	21,900	224
	Natural Grocers by Vitamin Cottage Inc.	9,195	195
	Limoneira Co.	9,259	193
*	Duckhorn Portfolio Inc.	27,109	192
*	Whole Earth Brands Inc.	37,141	181
	Medifast Inc.	7,584	165
*	LifeMD Inc.	23,838	164

Balanced Index Fund
		Shares	Market Value• ($000)
*	Mama's Creations Inc.	19,100	129
*	Beauty Health Co.	66,859	128
*	Olaplex Holdings Inc.	81,743	126
*	Seneca Foods Corp. Class A	1,969	113
*	Honest Co. Inc.	38,800	113
*	Nature's Sunshine Products Inc.	6,506	98
	Village Super Market Inc. Class A	3,722	98
*	Cibus Inc. Class A	8,052	79
*	HF Foods Group Inc.	25,551	77
	PetMed Express Inc.	17,072	69
*	Veru Inc.	82,146	69
*	GrowGeneration Corp.	28,800	62
*	Benson Hill Inc.	139,100	21
*	ProPhase Labs Inc.	3,600	15
*	Natural Alternatives International Inc.	2,268	14
*	PLBY Group Inc.	14,539	11
*	Zevia PBC Class A	16,067	11
*	Local Bounti Corp.	2,527	7
			1,461,165
Energy (2.4%)
	Exxon Mobil Corp.	2,934,381	337,806
	Chevron Corp.	1,147,494	179,491
	ConocoPhillips	764,768	87,474
	EOG Resources Inc.	375,967	47,323
	Schlumberger NV	934,017	44,067
	Marathon Petroleum Corp.	230,700	40,022
	Phillips 66	277,373	39,157
	Williams Cos. Inc.	796,154	33,837
	Valero Energy Corp.	213,944	33,538
	ONEOK Inc.	380,536	31,033
	Hess Corp.	191,666	28,275
	Occidental Petroleum Corp.	405,360	25,550
	Cheniere Energy Inc.	141,861	24,802
	Kinder Morgan Inc.	1,233,338	24,506
	Diamondback Energy Inc.	116,478	23,318
	Baker Hughes Co. Class A	656,088	23,075
	Devon Energy Corp.	411,322	19,497
	Targa Resources Corp.	144,680	18,632
	Halliburton Co.	518,747	17,523
*	First Solar Inc.	66,170	14,919
	Coterra Energy Inc.	462,290	12,329
	EQT Corp.	290,967	10,760
	Marathon Oil Corp.	369,174	10,584
[1]	Texas Pacific Land Corp.	11,993	8,806
*	Enphase Energy Inc.	84,555	8,431
	Ovintiv Inc.	173,511	8,132
	APA Corp.	241,594	7,113
	TechnipFMC plc	265,985	6,956
	Chesapeake Energy Corp.	81,497	6,698
	Chord Energy Corp.	38,617	6,475
*	Antero Resources Corp.	194,725	6,354
	HF Sinclair Corp.	108,405	5,782
*	Weatherford International plc	47,139	5,772
	Range Resources Corp.	149,793	5,023
	Permian Resources Corp. Class A	306,288	4,947
	NOV Inc.	260,088	4,944
*	Southwestern Energy Co.	720,625	4,850
	Civitas Resources Inc.	65,863	4,545
	DT Midstream Inc.	63,896	4,539
	Matador Resources Co.	74,488	4,439
*	NEXTracker Inc. Class A	88,093	4,130
	ChampionX Corp.	124,098	4,121
	Murphy Oil Corp.	93,018	3,836
	Equitrans Midstream Corp.	271,811	3,528
	SM Energy Co.	77,151	3,335
	Noble Corp. plc	74,584	3,330
	Antero Midstream Corp.	222,489	3,279
	PBF Energy Inc. Class A	67,768	3,119
*	Tidewater Inc.	31,935	3,041

Balanced Index Fund
		Shares	Market Value• ($000)
*	Valaris Ltd.	40,225	2,997
	Magnolia Oil & Gas Corp. Class A	109,600	2,777
	Arcosa Inc.	33,019	2,754
	Patterson-UTI Energy Inc.	257,500	2,668
*	Transocean Ltd.	488,745	2,615
	California Resources Corp.	45,122	2,401
	Cactus Inc. Class A	44,233	2,333
	Northern Oil & Gas Inc.	61,897	2,301
	Viper Energy Inc. Class A	60,079	2,255
*	CNX Resources Corp.	91,873	2,233
	Warrior Met Coal Inc.	33,513	2,104
	Liberty Energy Inc. Class A	98,743	2,063
	Helmerich & Payne Inc.	56,400	2,038
	Alpha Metallurgical Resources Inc.	7,081	1,986
	Archrock Inc.	97,942	1,980
	Peabody Energy Corp.	80,123	1,772
*	Oceaneering International Inc.	68,942	1,631
	Arch Resources Inc.	10,714	1,631
*	CONSOL Energy Inc.	13,987	1,427
[1]	New Fortress Energy Inc.	59,995	1,319
*	Gulfport Energy Corp.	8,075	1,219
	Sitio Royalties Corp. Class A	49,181	1,161
*,1	Plug Power Inc.	497,434	1,159
	Kinetik Holdings Inc. Class A	27,681	1,147
*	Diamond Offshore Drilling Inc.	71,700	1,111
*	Talos Energy Inc.	90,071	1,094
*	Helix Energy Solutions Group Inc.	89,793	1,072
*	DNOW Inc.	74,488	1,023
*	Array Technologies Inc.	98,465	1,010
	Delek US Holdings Inc.	39,494	978
*	Par Pacific Holdings Inc.	36,239	915
	World Kinect Corp.	33,183	856
	Atlas Energy Solutions Inc. Class A	42,270	842
*	NextDecade Corp.	103,724	824
	Crescent Energy Co. Class A	62,455	740
*	Vital Energy Inc.	16,456	738
*	Shoals Technologies Group Inc. Class A	117,735	735
	Select Water Solutions Inc. Class A	65,876	705
*	Fluence Energy Inc.	39,386	683
	Core Laboratories Inc.	33,200	674
	Comstock Resources Inc.	64,686	671
*	Ameresco Inc. Class A	23,094	665
*	Green Plains Inc.	41,000	650
*	MRC Global Inc.	47,905	618
	CVR Energy Inc.	22,241	595
	SunCoke Energy Inc.	59,664	585
*	SilverBow Resources Inc.	14,967	566
*	ProPetro Holding Corp.	63,300	549
*	American Superconductor Corp.	23,338	546
*	REX American Resources Corp.	11,839	540
*	Bristow Group Inc. Class A	13,913	466
*	Newpark Resources Inc.	55,400	460
*	Nabors Industries Ltd.	6,400	455
	VAALCO Energy Inc.	72,169	452
*	Dril-Quip Inc.	23,177	431
	RPC Inc.	68,616	429
	Kodiak Gas Services Inc.	14,020	382
	Vitesse Energy Inc.	15,243	361
*,1	ChargePoint Holdings Inc.	233,000	352
	Granite Ridge Resources Inc.	54,888	347
*	Centrus Energy Corp. Class A	8,083	346
	Berry Corp.	47,100	304
*	TETRA Technologies Inc.	81,500	282
*,1	Tellurian Inc.	405,500	281
	SandRidge Energy Inc.	20,416	264
	Ramaco Resources Inc. Class A	18,625	232
*	Montauk Renewables Inc.	40,536	231
*	Oil States International Inc.	50,800	226
*	DMC Global Inc.	14,657	211
*	Natural Gas Services Group Inc.	10,000	201

Balanced Index Fund
		Shares	Market Value• ($000)
*	Amplify Energy Corp.	27,400	186
	Solaris Oilfield Infrastructure Inc. Class A	21,551	185
*,1	EVgo Inc. Class A	73,700	181
	Riley Exploration Permian Inc.	6,295	178
*,1	FuelCell Energy Inc.	270,302	173
	W&T Offshore Inc.	74,445	159
*	Forum Energy Technologies Inc.	8,700	147
*,1	Solid Power Inc.	87,000	144
*	SEACOR Marine Holdings Inc.	10,363	140
[1]	HighPeak Energy Inc.	9,147	129
*	Matrix Service Co.	12,854	128
*	Ring Energy Inc.	74,543	126
*	Hallador Energy Co.	15,236	118
*	ProFrac Holding Corp. Class A	15,926	118
*,1	Stem Inc.	105,000	117
*	TPI Composites Inc.	27,321	109
	Evolution Petroleum Corp.	20,558	108
	Ranger Energy Services Inc. Class A	9,800	103
	Epsilon Energy Ltd.	18,200	99
*,1	Gevo Inc.	156,500	87
*	Flotek Industries Inc.	16,184	79
	NACCO Industries Inc. Class A	2,823	78
*,1	Aemetis Inc.	20,069	60
*	OPAL Fuels Inc. Class A	14,600	60
*	KLX Energy Services Holdings Inc.	11,351	56
*	Geospace Technologies Corp.	5,246	47
	PHX Minerals Inc.	13,999	46
*	Ideal Power Inc.	5,004	35
*	American Resources Corp.	26,300	19
*	Beam Global	2,828	13
*,1	Enviva Inc.	23,600	10
*,2	Novusterra Inc.	2,191	—
			1,340,950
Financials (6.5%)
*	Berkshire Hathaway Inc. Class B	1,071,417	435,852
	JPMorgan Chase & Co.	1,878,313	379,908
	Bank of America Corp.	4,345,703	172,829
	Wells Fargo & Co.	2,279,877	135,402
	Goldman Sachs Group Inc.	210,633	95,274
	S&P Global Inc.	209,321	93,357
	Progressive Corp.	383,116	79,577
	Morgan Stanley	796,989	77,459
	Citigroup Inc.	1,184,949	75,197
	BlackRock Inc.	92,446	72,785
	Charles Schwab Corp.	930,235	68,549
	Marsh & McLennan Cos. Inc.	322,086	67,870
	Chubb Ltd.	265,897	67,825
	Blackstone Inc.	467,049	57,821
	Intercontinental Exchange Inc.	375,831	51,447
*	Berkshire Hathaway Inc. Class A	79	48,367
	CME Group Inc.	235,435	46,287
	KKR & Co. Inc.	435,841	45,868
	Moody's Corp.	101,674	42,798
	PNC Financial Services Group Inc.	260,432	40,492
	US Bancorp	1,018,577	40,437
	Aon plc Class A	135,295	39,720
	Arthur J Gallagher & Co.	143,711	37,266
	Truist Financial Corp.	874,274	33,966
	Aflac Inc.	372,771	33,292
	American International Group Inc.	433,514	32,184
	Apollo Global Management Inc.	260,377	30,743
	Travelers Cos. Inc.	149,732	30,446
	Bank of New York Mellon Corp.	487,651	29,205
	Allstate Corp.	173,616	27,720
	Ameriprise Financial Inc.	64,846	27,702
	MetLife Inc.	393,886	27,647
*	Coinbase Global Inc. Class A	124,263	27,615
	Prudential Financial Inc.	232,450	27,241
	MSCI Inc. Class A	49,334	23,767

Balanced Index Fund
		Shares	Market Value• ($000)
*	Arch Capital Group Ltd.	234,367	23,645
	Discover Financial Services	163,802	21,427
	Hartford Financial Services Group Inc.	193,001	19,404
	Willis Towers Watson plc	66,752	17,498
	Nasdaq Inc.	284,311	17,133
	T. Rowe Price Group Inc.	146,314	16,871
	M&T Bank Corp.	109,002	16,499
	Fifth Third Bancorp	446,942	16,309
	Ares Management Corp. Class A	119,612	15,942
	Broadridge Financial Solutions Inc.	77,502	15,268
	Raymond James Financial Inc.	122,194	15,104
	State Street Corp.	186,792	13,823
	LPL Financial Holdings Inc.	48,880	13,652
	Brown & Brown Inc.	149,715	13,386
*	Markel Group Inc.	8,081	12,733
	Huntington Bancshares Inc.	947,856	12,493
	Principal Financial Group Inc.	153,973	12,079
	Cincinnati Financial Corp.	101,940	12,039
	Regions Financial Corp.	598,789	12,000
	First Citizens BancShares Inc. Class A	7,031	11,837
	Cboe Global Markets Inc.	68,299	11,615
	Everest Group Ltd.	28,415	10,827
	Northern Trust Corp.	127,524	10,709
	Citizens Financial Group Inc.	283,864	10,228
	FactSet Research Systems Inc.	24,804	10,127
	W R Berkley Corp.	126,142	9,912
*	Robinhood Markets Inc. Class A	421,507	9,572
	Loews Corp.	123,017	9,194
	Reinsurance Group of America Inc.	43,351	8,899
	Equitable Holdings Inc.	211,722	8,651
	KeyCorp	608,589	8,648
	Fidelity National Financial Inc.	169,909	8,397
	Interactive Brokers Group Inc. Class A	66,388	8,139
	Tradeweb Markets Inc. Class A	75,960	8,052
	RenaissanceRe Holdings Ltd.	34,710	7,758
	Ally Financial Inc.	180,766	7,171
	East West Bancorp Inc.	92,098	6,744
	Annaly Capital Management Inc.	325,641	6,207
	Carlyle Group Inc.	153,109	6,147
	Erie Indemnity Co. Class A	16,652	6,035
	Blue Owl Capital Inc. Class A	328,385	5,829
	Assurant Inc.	34,203	5,686
	American Financial Group Inc.	46,002	5,659
	Kinsale Capital Group Inc.	14,481	5,579
	First Horizon Corp.	350,037	5,520
	Morningstar Inc.	18,474	5,466
	Primerica Inc.	22,715	5,374
	Unum Group	104,691	5,351
	Stifel Financial Corp.	63,574	5,350
	MarketAxess Holdings Inc.	25,040	5,021
	Webster Financial Corp.	113,966	4,968
	Jefferies Financial Group Inc.	99,394	4,946
	SEI Investments Co.	75,838	4,906
	Globe Life Inc.	59,463	4,893
	Old Republic International Corp.	158,044	4,884
	Evercore Inc. Class A	22,902	4,773
	Corebridge Financial Inc.	160,156	4,664
	Franklin Resources Inc.	208,480	4,660
	Voya Financial Inc.	64,877	4,616
	Houlihan Lokey Inc. Class A	34,022	4,588
	AGNC Investment Corp.	469,458	4,479
	Commerce Bancshares Inc.	77,713	4,335
	Comerica Inc.	84,279	4,302
	Zions Bancorp NA	97,735	4,239
	Western Alliance Bancorp	67,278	4,226
	Invesco Ltd.	279,755	4,185
	Popular Inc.	47,140	4,169
*	SoFi Technologies Inc.	626,169	4,139
	RLI Corp.	28,742	4,044
	Wintrust Financial Corp.	39,716	3,914

Balanced Index Fund
		Shares	Market Value• ($000)
	SouthState Corp.	50,508	3,860
	MGIC Investment Corp.	178,166	3,839
	Starwood Property Trust Inc.	199,233	3,773
	Jackson Financial Inc. Class A	50,707	3,765
	OneMain Holdings Inc.	77,515	3,759
	Essent Group Ltd.	66,888	3,758
	Cullen/Frost Bankers Inc.	36,756	3,735
	Pinnacle Financial Partners Inc.	46,570	3,727
	Selective Insurance Group Inc.	39,591	3,715
	Prosperity Bancshares Inc.	60,348	3,690
	Old National Bancorp	212,178	3,647
	Ryan Specialty Holdings Inc. Class A	61,876	3,583
	Axis Capital Holdings Ltd.	50,322	3,555
	Synovus Financial Corp.	88,429	3,554
	First American Financial Corp.	65,711	3,545
	Rithm Capital Corp.	316,640	3,455
	Cadence Bank	121,895	3,447
	Lincoln National Corp.	108,676	3,380
*,1	Marathon Digital Holdings Inc.	169,988	3,374
*	Mr Cooper Group Inc.	39,602	3,217
	Hamilton Lane Inc. Class A	25,747	3,182
	FNB Corp.	231,777	3,171
	Affiliated Managers Group Inc.	20,225	3,160
	SLM Corp.	145,178	3,018
	White Mountains Insurance Group Ltd.	1,647	2,993
	Radian Group Inc.	95,656	2,975
	Bank OZK	71,046	2,913
	Glacier Bancorp Inc.	76,860	2,868
	United Bankshares Inc.	86,632	2,810
	Home BancShares Inc.	116,512	2,792
	Columbia Banking System Inc.	138,556	2,756
	Lazard Inc. Class A	72,100	2,753
	Janus Henderson Group plc	81,434	2,745
	Moelis & Co. Class A	47,563	2,704
	Hanover Insurance Group Inc.	21,049	2,640
	Hancock Whitney Corp.	54,475	2,606
	FirstCash Holdings Inc.	24,634	2,584
	Assured Guaranty Ltd.	33,366	2,574
	Piper Sandler Cos.	11,019	2,536
*	Enstar Group Ltd.	7,705	2,355
	First Financial Bankshares Inc.	78,114	2,307
	Kemper Corp.	38,675	2,295
	Ameris Bancorp	43,077	2,169
	International Bancshares Corp.	37,046	2,119
	BGC Group Inc. Class A	249,768	2,073
	Associated Banc-Corp	97,960	2,072
	Walker & Dunlop Inc.	20,949	2,057
	TPG Inc. Class A	49,547	2,054
	UMB Financial Corp.	24,275	2,025
	Fulton Financial Corp.	118,469	2,012
	ServisFirst Bancshares Inc.	31,773	2,008
	Valley National Bancorp	285,180	1,991
	Atlantic Union Bankshares Corp.	59,119	1,942
	United Community Banks Inc.	75,735	1,928
*	Clearwater Analytics Holdings Inc. Class A	104,120	1,928
	WSFS Financial Corp.	40,948	1,925
	Blackstone Mortgage Trust Inc. Class A	109,533	1,908
*	Oscar Health Inc. Class A	120,451	1,906
	First Bancorp	103,334	1,890
	StepStone Group Inc. Class A	40,117	1,841
*	Genworth Financial Inc. Class A	303,055	1,830
*	Axos Financial Inc.	31,511	1,801
	First Hawaiian Inc.	86,538	1,797
*	NMI Holdings Inc. Class A	52,596	1,790
	CNO Financial Group Inc.	63,933	1,772
*	Texas Capital Bancshares Inc.	28,912	1,768
*	Brighthouse Financial Inc.	40,512	1,756
	Federated Hermes Inc. Class B	53,167	1,748
	Artisan Partners Asset Management Inc. Class A	42,235	1,743
	Cathay General Bancorp	45,973	1,734

Balanced Index Fund
		Shares	Market Value• ($000)
[1]	Arbor Realty Trust Inc.	119,827	1,720
*	Credit Acceptance Corp.	3,234	1,664
*	Baldwin Insurance Group Inc. Class A	46,016	1,632
	PennyMac Financial Services Inc.	17,187	1,626
	First Interstate BancSystem Inc. Class A	58,498	1,624
	WaFd Inc.	56,304	1,609
*	Riot Platforms Inc.	170,924	1,562
	PJT Partners Inc. Class A	14,404	1,554
	Eastern Bankshares Inc.	108,493	1,517
	Pacific Premier Bancorp Inc.	65,826	1,512
	Community Financial System Inc.	31,935	1,508
	New York Community Bancorp Inc.	458,514	1,476
	Bank of Hawaii Corp.	25,451	1,456
	Victory Capital Holdings Inc. Class A	30,442	1,453
	BankUnited Inc.	48,789	1,428
	Simmons First National Corp. Class A	80,710	1,419
	BOK Financial Corp.	15,414	1,413
	Park National Corp.	9,901	1,409
	Independent Bank Corp.	27,759	1,408
	Cohen & Steers Inc.	19,036	1,381
	CVB Financial Corp.	79,809	1,376
	First Financial Bancorp	61,691	1,371
	First Merchants Corp.	40,465	1,347
*	Palomar Holdings Inc.	16,486	1,338
*	Bancorp Inc.	33,463	1,264
*	Triumph Financial Inc.	15,321	1,252
*	StoneX Group Inc.	16,363	1,232
	Virtu Financial Inc. Class A	54,467	1,223
	Towne Bank	44,601	1,216
	OFG Bancorp	32,183	1,205
	Seacoast Banking Corp. of Florida	49,909	1,180
	Provident Financial Services Inc.	81,388	1,168
	Banner Corp.	23,103	1,147
*,1	Upstart Holdings Inc.	48,071	1,134
*	Rocket Cos. Inc. Class A	82,700	1,133
	Independent Bank Group Inc.	24,750	1,127
	Renasant Corp.	36,688	1,120
	Virtus Investment Partners Inc.	4,811	1,087
*	Enova International Inc.	17,312	1,078
	Stewart Information Services Corp.	17,372	1,078
	BancFirst Corp.	12,263	1,075
	Mercury General Corp.	19,781	1,051
	Banc of California Inc.	81,198	1,038
	NBT Bancorp Inc.	26,645	1,028
	Federal Agricultural Mortgage Corp. Class C	5,682	1,027
	Enterprise Financial Services Corp.	24,562	1,005
	Trustmark Corp.	33,226	998
	Northwest Bancshares Inc.	85,607	989
	Heartland Financial USA Inc.	22,092	982
	Horace Mann Educators Corp.	29,147	951
	Pathward Financial Inc.	16,753	948
	Lakeland Financial Corp.	15,266	939
	Hilltop Holdings Inc.	29,597	926
	S&T Bancorp Inc.	27,670	924
	First Commonwealth Financial Corp.	66,653	920
*	Customers Bancorp Inc.	19,111	917
	WesBanco Inc.	32,699	913
	City Holding Co.	8,556	909
	WisdomTree Inc.	91,621	908
	National Bank Holdings Corp. Class A	23,105	902
	Compass Diversified Holdings	40,800	893
	Stock Yards Bancorp Inc.	17,792	884
	Hope Bancorp Inc.	80,705	867
*	Goosehead Insurance Inc. Class A	15,096	867
	Ready Capital Corp.	104,696	856
	PennyMac Mortgage Investment Trust	61,903	851
	First Bancorp (XNGS)	26,203	836
	Apollo Commercial Real Estate Finance Inc.	83,218	815
	Ladder Capital Corp. Class A	72,214	815
*	Skyward Specialty Insurance Group Inc.	22,540	815

Balanced Index Fund
		Shares	Market Value• ($000)
	Two Harbors Investment Corp.	61,485	812
	First Busey Corp.	32,976	798
	FB Financial Corp.	20,045	782
	TriCo Bancshares	19,565	774
	Live Oak Bancshares Inc.	21,351	749
*	SiriusPoint Ltd.	61,122	746
	Franklin BSP Realty Trust Inc.	59,221	746
	Navient Corp.	50,725	739
	Westamerica Bancorp	15,228	739
	Chimera Investment Corp.	57,274	733
	Veritex Holdings Inc.	34,377	725
	Safehold Inc.	37,045	715
	Stellar Bancorp Inc.	30,835	708
	Employers Holdings Inc.	16,575	707
	Enact Holdings Inc.	23,000	705
	Berkshire Hills Bancorp Inc.	30,001	684
	Peoples Bancorp Inc.	22,717	681
	Cannae Holdings Inc.	37,473	680
	Origin Bancorp Inc.	21,050	668
	OceanFirst Financial Corp.	40,545	644
*	LendingClub Corp.	75,742	641
	Claros Mortgage Trust Inc.	79,600	638
	ARMOUR Residential REIT Inc.	32,944	638
	Safety Insurance Group Inc.	8,465	635
	Ellington Financial Inc.	51,641	624
*	Encore Capital Group Inc.	14,715	614
	Nelnet Inc. Class A	6,061	611
	MFA Financial Inc.	55,591	591
	Dynex Capital Inc.	49,160	587
*,1	Trupanion Inc.	19,975	587
	QCR Holdings Inc.	9,550	573
	AMERISAFE Inc.	13,025	572
	National Western Life Group Inc. Class A	1,137	565
	Bank First Corp.	6,772	559
*	AssetMark Financial Holdings Inc.	15,755	544
	Sandy Spring Bancorp Inc.	21,986	536
	Dime Community Bancshares Inc.	26,247	535
*,1	Lemonade Inc.	31,967	527
	ConnectOne Bancorp Inc.	27,819	525
	Nicolet Bankshares Inc.	6,240	518
	BrightSpire Capital Inc. Class A	90,713	517
	Redwood Trust Inc.	79,346	515
	German American Bancorp Inc.	14,538	514
	F&G Annuities & Life Inc.	13,447	512
	Brookline Bancorp Inc.	61,007	509
	First Bancshares Inc.	19,531	507
	Community Trust Bancorp Inc.	11,278	492
	Merchants Bancorp	12,134	492
	Mercantile Bank Corp.	11,852	481
	Preferred Bank	6,239	471
	Southside Bancshares Inc.	16,711	461
	UWM Holdings Corp. Class A	66,500	461
	HCI Group Inc.	4,980	459
	Heritage Financial Corp.	24,999	451
	Univest Financial Corp.	19,707	450
	Amerant Bancorp Inc. Class A	19,621	445
	Old Second Bancorp Inc.	29,667	439
*	PRA Group Inc.	21,626	425
	Midland States Bancorp Inc.	18,634	422
	First Mid Bancshares Inc.	12,767	420
	Burke & Herbert Financial Services Corp.	8,192	418
*	CrossFirst Bankshares Inc.	29,303	411
*	Ambac Financial Group Inc.	31,321	402
	Capitol Federal Financial Inc.	73,045	401
	Central Pacific Financial Corp.	18,857	400
	TrustCo Bank Corp.	13,865	399
	Great Southern Bancorp Inc.	6,982	388
	Byline Bancorp Inc.	16,290	387
*	NB Bancorp Inc.	25,503	385
	Amalgamated Financial Corp.	13,999	384

Balanced Index Fund
		Shares	Market Value• ($000)
*	Open Lending Corp.	67,137	375
	New York Mortgage Trust Inc.	64,067	374
	1st Source Corp.	6,933	372
	Business First Bancshares Inc.	17,003	370
	Equity Bancshares Inc. Class A	10,342	364
	Premier Financial Corp.	17,392	356
*	ProAssurance Corp.	28,996	354
	First Community Bankshares Inc.	9,546	352
	Eagle Bancorp Inc.	18,256	345
	Hanmi Financial Corp.	20,656	345
	KKR Real Estate Finance Trust Inc.	38,141	345
	Camden National Corp.	10,384	343
*	LendingTree Inc.	8,224	342
	TFS Financial Corp.	27,022	341
	Heritage Commerce Corp.	39,071	340
	Washington Trust Bancorp Inc.	12,408	340
	Cambridge Bancorp	4,871	336
	Independent Bank Corp. (Michigan)	12,460	336
	Southern Missouri Bancorp Inc.	7,423	334
*	Metropolitan Bank Holding Corp.	7,788	328
	TPG RE Finance Trust Inc.	37,900	327
	HarborOne Bancorp Inc.	29,083	324
*	Hagerty Inc. Class A	31,071	323
	Metrocity Bankshares Inc.	12,006	317
*	EZCORP Inc. Class A	30,070	315
*	Columbia Financial Inc.	20,913	313
	Brightsphere Investment Group Inc.	13,857	307
	Horizon Bancorp Inc.	24,347	301
*	World Acceptance Corp.	2,432	301
	Farmers National Banc Corp.	23,843	298
	Shore Bancshares Inc.	26,065	298
*	Coastal Financial Corp.	6,441	297
	CNB Financial Corp.	14,373	293
	Diamond Hill Investment Group Inc.	2,051	289
	Republic Bancorp Inc. Class A	5,332	286
	Arrow Financial Corp.	10,928	285
	Northfield Bancorp Inc.	29,033	275
	Capital City Bank Group Inc.	9,619	274
	Universal Insurance Holdings Inc.	14,378	270
	P10 Inc. Class A	31,735	269
*	Selectquote Inc.	96,684	267
	Flushing Financial Corp.	20,120	265
	RBB Bancorp	13,800	260
	Tiptree Inc. Class A	15,559	257
	Kearny Financial Corp.	41,417	255
*	Carter Bankshares Inc.	16,854	255
	Bar Harbor Bankshares	9,406	253
	First Financial Corp.	6,821	252
	Northrim Bancorp Inc.	4,327	249
	GCM Grosvenor Inc. Class A	25,046	244
	Invesco Mortgage Capital Inc.	25,990	244
	Orchid Island Capital Inc.	29,283	244
	Peapack-Gladstone Financial Corp.	10,598	240
	Oppenheimer Holdings Inc. Class A	4,996	239
*	Root Inc. Class A	4,574	236
	Peoples Financial Services Corp.	5,170	235
[1]	Donegal Group Inc. Class B	19,934	234
	Home Bancorp Inc.	5,803	232
	United Fire Group Inc.	10,744	231
	Five Star Bancorp	9,655	228
*	Greenlight Capital Re Ltd. Class A	17,350	227
	First Foundation Inc.	34,444	226
	FS Bancorp Inc.	6,138	224
	Tompkins Financial Corp.	4,534	222
	Alerus Financial Corp.	11,041	217
	First Bank	17,027	217
	HomeTrust Bancshares Inc.	7,114	214
	Unity Bancorp Inc.	7,156	212
	NewtekOne Inc.	16,800	211
	Guaranty Bancshares Inc.	6,616	209

Balanced Index Fund
		Shares	Market Value• ($000)
*	American Coastal Insurance Corp.	19,600	207
	Waterstone Financial Inc.	16,159	207
	Investors Title Co.	1,135	204
*,1	Oklo Inc. Class A	23,832	202
[1]	B. Riley Financial Inc.	11,394	201
	Financial Institutions Inc.	10,038	194
	Bank of Marin Bancorp	11,775	191
	Orange County Bancorp Inc.	3,619	191
	Sierra Bancorp	8,494	190
	Regional Management Corp.	6,593	189
	First of Long Island Corp.	18,784	188
*	Blue Foundry Bancorp	20,773	188
	Northeast Bank	3,074	187
*	Hippo Holdings Inc.	10,907	187
	MBIA Inc.	33,738	185
	Macatawa Bank Corp.	12,695	185
	BayCom Corp.	9,050	184
	Southern States Bancshares Inc.	6,798	184
	First Bancorp Inc.	7,333	182
*	Third Coast Bancshares Inc.	8,500	181
	Angel Oak Mortgage REIT Inc.	13,600	178
	Parke Bancorp Inc.	10,184	177
	ACNB Corp.	4,849	176
	Farmers & Merchants Bancorp Inc.	7,584	176
	Timberland Bancorp Inc.	6,506	176
	John Marshall Bancorp Inc.	10,000	174
	PCB Bancorp	10,610	173
	James River Group Holdings Ltd.	22,386	173
	Red River Bancshares Inc.	3,606	173
	West Bancorp Inc.	9,617	172
	Community West Bancshares	9,286	172
	Codorus Valley Bancorp Inc.	7,091	170
	Greene County Bancorp Inc.	5,012	169
	Mid Penn Bancorp Inc.	7,647	168
	South Plains Financial Inc.	6,236	168
	Capital Bancorp Inc.	8,094	166
*	California Bancorp	7,737	166
	Seven Hills Realty Trust	12,900	164
	First Financial Northwest Inc.	7,628	161
	First Business Financial Services Inc.	4,314	160
	HBT Financial Inc.	7,843	160
	MidWestOne Financial Group Inc.	7,100	160
	Northeast Community Bancorp Inc.	8,905	159
	Civista Bancshares Inc.	10,116	157
	Citizens & Northern Corp.	8,711	156
	Plumas Bancorp	4,330	156
[1]	Hingham Institution For Savings	862	154
	Oak Valley Bancorp	6,168	154
	Guild Holdings Co. Class A	10,380	154
	Enterprise Bancorp Inc.	6,024	150
*	Provident Bancorp Inc.	14,580	149
*	FVCBankcorp Inc.	13,437	147
	AFC Gamma Inc.	12,000	146
	BV Financial Inc.	12,245	146
	Esquire Financial Holdings Inc.	3,028	144
	First Internet Bancorp	5,320	144
	Orrstown Financial Services Inc.	5,232	143
	Citizens Community Bancorp Inc.	12,275	142
*	Dave Inc.	4,622	140
	Primis Financial Corp.	13,308	139
	Colony Bankcorp Inc.	11,200	137
	ChoiceOne Financial Services Inc.	4,770	137
	Chicago Atlantic Real Estate Finance Inc.	8,900	137
	Citizens Financial Services Inc.	3,038	137
*	Bridgewater Bancshares Inc.	11,567	134
	Ames National Corp.	6,500	133
	HomeStreet Inc.	11,588	132
*	Southern First Bancshares Inc.	4,512	132
	Evans Bancorp Inc.	4,577	129
	NexPoint Diversified Real Estate Trust	22,737	126

Balanced Index Fund
		Shares	Market Value• ($000)
*	AlTi Global Inc.	23,697	123
	Chemung Financial Corp.	2,549	122
	Middlefield Banc Corp.	5,094	122
*	Ponce Financial Group Inc.	13,205	121
	Granite Point Mortgage Trust Inc.	40,300	120
	Fidelity D&D Bancorp Inc.	2,713	119
	National Bankshares Inc.	4,164	118
	Princeton Bancorp Inc.	3,544	117
*	Forge Global Holdings Inc.	79,468	116
	BankFinancial Corp.	10,939	113
	MainStreet Bancshares Inc.	6,374	113
*	Heritage Insurance Holdings Inc.	15,504	110
	MVB Financial Corp.	5,521	103
	Meridian Corp.	9,782	103
	ESSA Bancorp Inc.	5,800	102
	Franklin Financial Services Corp.	3,600	102
	Western New England Bancorp Inc.	14,848	102
	LINKBANCORP Inc.	16,648	102
	Hawthorn Bancshares Inc.	5,084	101
	AG Mortgage Investment Trust Inc.	14,938	99
*	Onity Group Inc.	4,011	96
	Norwood Financial Corp.	3,727	95
	Investar Holding Corp.	6,106	94
*	loanDepot Inc. Class A	57,100	94
	Virginia National Bankshares Corp.	2,852	94
	BCB Bancorp Inc.	8,673	92
*	Southern California Bancorp	6,846	92
	SmartFinancial Inc.	3,830	91
	Penns Woods Bancorp Inc.	4,312	89
*	Pioneer Bancorp Inc.	8,918	89
*	Citizens Inc. Class A	31,480	86
*	ECB Bancorp Inc.	6,780	85
	First Community Corp.	4,821	83
*	Kingsway Financial Services Inc.	9,900	82
*	Velocity Financial Inc.	4,566	82
	C&F Financial Corp.	1,671	81
	OP Bancorp	8,347	80
	William Penn Bancorp	7,000	80
*	NI Holdings Inc.	5,165	79
	Sachem Capital Corp.	30,000	78
*	Maiden Holdings Ltd.	35,700	74
	First Northwest Bancorp	7,546	73
	Lument Finance Trust Inc.	30,449	73
	Bankwell Financial Group Inc.	2,772	70
	Cherry Hill Mortgage Investment Corp.	19,275	70
*	ACRES Commercial Realty Corp.	5,440	69
*	eHealth Inc.	14,951	68
	Silvercrest Asset Management Group Inc. Class A	4,379	68
	Eagle Bancorp Montana Inc.	5,063	67
*	Security National Financial Corp. Class A	8,192	65
*	Sterling Bancorp Inc.	12,013	63
	Medallion Financial Corp.	7,764	60
*	SWK Holdings Corp.	3,546	60
	Bank7 Corp.	1,874	59
	Riverview Bancorp Inc.	14,806	59
	First United Corp.	2,828	58
	Crawford & Co. Class B	7,107	57
	Peoples Bancorp of North Carolina Inc.	1,927	56
	Nexpoint Real Estate Finance Inc.	4,115	56
	Summit State Bank	5,830	55
*	Consumer Portfolio Services Inc.	5,489	54
	LCNB Corp.	3,752	52
*	Oportun Financial Corp.	18,084	52
*	First Western Financial Inc.	2,900	49
	Finward Bancorp	1,917	47
	Westwood Holdings Group Inc.	3,791	46
	First Guaranty Bancshares Inc.	4,784	43
	Provident Financial Holdings Inc.	3,235	40
	First Savings Financial Group Inc.	2,109	38
*,1	Blue Ridge Bankshares Inc.	14,200	37

Balanced Index Fund
		Shares	Market Value• ($000)
*	Heritage Global Inc.	14,800	36
*	GoHealth Inc. Class A	3,633	35
*	Doma Holdings Inc.	5,696	35
	First Capital Inc.	1,002	30
*,1	Bakkt Holdings Inc. Class A	1,444	27
	US Global Investors Inc. Class A	9,831	26
	AmeriServ Financial Inc.	8,751	20
*	Catalyst Bancorp Inc.	1,629	19
*	BM Technologies Inc.	7,778	17
	Hennessy Advisors Inc.	2,219	16
	Hanover Bancorp Inc.	750	12
*	Bowhead Specialty Holdings Inc.	457	12
*	1895 Bancorp of Wisconsin Inc.	651	5
			3,597,049
Health Care (7.0%)
	Eli Lilly & Co.	559,622	506,671
	UnitedHealth Group Inc.	602,160	306,656
	Johnson & Johnson	1,573,824	230,030
	Merck & Co. Inc.	1,657,469	205,195
	AbbVie Inc.	1,155,773	198,238
	Thermo Fisher Scientific Inc.	249,551	138,002
	Abbott Laboratories	1,137,802	118,229
	Amgen Inc.	351,202	109,733
	Danaher Corp.	435,942	108,920
	Pfizer Inc.	3,710,137	103,810
*	Intuitive Surgical Inc.	231,861	103,143
	Elevance Health Inc.	151,920	82,319
*	Vertex Pharmaceuticals Inc.	169,012	79,219
	Stryker Corp.	224,158	76,270
*	Boston Scientific Corp.	961,479	74,044
*	Regeneron Pharmaceuticals Inc.	67,469	70,912
	Medtronic plc	868,722	68,377
	Cigna Group	185,775	61,412
	Gilead Sciences Inc.	817,147	56,064
	Bristol-Myers Squibb Co.	1,328,638	55,178
	Zoetis Inc. Class A	268,508	46,549
	Becton Dickinson & Co.	188,595	44,077
	HCA Healthcare Inc.	128,409	41,255
*	Edwards Lifesciences Corp.	393,942	36,388
*	Dexcom Inc.	260,341	29,517
	Humana Inc.	78,559	29,354
*	Moderna Inc.	226,089	26,848
*	IDEXX Laboratories Inc.	54,105	26,360
	Agilent Technologies Inc.	192,377	24,938
*	IQVIA Holdings Inc.	112,900	23,872
*	Centene Corp.	350,926	23,266
*	Biogen Inc.	95,667	22,178
	GE HealthCare Technologies Inc.	283,959	22,126
*	Alnylam Pharmaceuticals Inc.	82,165	19,966
	ResMed Inc.	95,644	18,308
*	Veeva Systems Inc. Class A	95,184	17,420
	Cardinal Health Inc.	159,307	15,663
	West Pharmaceutical Services Inc.	47,446	15,628
	Zimmer Biomet Holdings Inc.	133,800	14,521
	STERIS plc	64,771	14,220
*	Molina Healthcare Inc.	38,689	11,502
	Cooper Cos. Inc.	130,410	11,385
*	Hologic Inc.	153,062	11,365
*	Align Technology Inc.	46,979	11,342
	Baxter International Inc.	333,753	11,164
	Labcorp Holdings Inc.	54,831	11,159
*	Illumina Inc.	104,386	10,896
*	BioMarin Pharmaceutical Inc.	125,589	10,340
	Quest Diagnostics Inc.	73,029	9,996
*	Avantor Inc.	441,565	9,361
*	United Therapeutics Corp.	29,310	9,337
*	Insulet Corp.	45,990	9,281
*	Neurocrine Biosciences Inc.	66,944	9,216
*	Sarepta Therapeutics Inc.	58,203	9,196

Balanced Index Fund
		Shares	Market Value• ($000)
	Revvity Inc.	81,541	8,550
*	Tenet Healthcare Corp.	63,601	8,461
	Viatris Inc.	783,189	8,325
*	Natera Inc.	76,807	8,317
	Bio-Techne Corp.	102,620	7,353
*	Insmed Inc.	106,094	7,108
*	Charles River Laboratories International Inc.	33,823	6,987
	Universal Health Services Inc. Class B	36,706	6,788
*	Incyte Corp.	110,172	6,679
*	Medpace Holdings Inc.	16,193	6,669
	Royalty Pharma plc Class A	247,628	6,530
	Teleflex Inc.	30,573	6,430
*	Catalent Inc.	112,726	6,339
	Encompass Health Corp.	66,456	5,701
*	Henry Schein Inc.	85,004	5,449
	Chemed Corp.	9,926	5,386
*	Exact Sciences Corp.	121,903	5,150
*	Globus Medical Inc. Class A	72,605	4,973
*	Vaxcyte Inc.	64,909	4,901
*	HealthEquity Inc.	56,310	4,854
*	Solventum Corp.	91,699	4,849
	Ensign Group Inc.	37,541	4,643
*	Elanco Animal Health Inc.	319,660	4,613
*	Intra-Cellular Therapies Inc.	65,283	4,471
	Bruker Corp.	69,711	4,448
*	Halozyme Therapeutics Inc.	84,580	4,429
*	Repligen Corp.	34,794	4,386
*	Blueprint Medicines Corp.	40,246	4,338
*	DaVita Inc.	31,116	4,312
*	Penumbra Inc.	23,874	4,297
*	Ionis Pharmaceuticals Inc.	89,870	4,283
*	Jazz Pharmaceuticals plc	39,978	4,267
*	Masimo Corp.	33,225	4,184
*	Exelixis Inc.	185,565	4,170
*	Cytokinetics Inc.	75,451	4,088
*	Acadia Healthcare Co. Inc.	56,627	3,825
*	Glaukos Corp.	31,343	3,709
*	REVOLUTION Medicines Inc.	95,412	3,703
*	Viking Therapeutics Inc.	69,122	3,664
*	Bio-Rad Laboratories Inc. Class A	13,296	3,631
*	Lantheus Holdings Inc.	45,141	3,624
	Organon & Co.	165,722	3,430
*	Madrigal Pharmaceuticals Inc.	12,066	3,380
	DENTSPLY SIRONA Inc.	132,612	3,303
*	Krystal Biotech Inc.	17,346	3,185
*	Option Care Health Inc.	114,786	3,180
*	Merit Medical Systems Inc.	35,005	3,009
*	TransMedics Group Inc.	19,852	2,990
*	Haemonetics Corp.	33,297	2,755
*	Avidity Biosciences Inc.	65,893	2,692
*	Inspire Medical Systems Inc.	19,672	2,633
*	Integer Holdings Corp.	22,655	2,623
*	Alkermes plc	107,684	2,595
*	RadNet Inc.	44,019	2,594
*	Apellis Pharmaceuticals Inc.	67,234	2,579
	Select Medical Holdings Corp.	69,345	2,431
*	Bridgebio Pharma Inc.	92,657	2,347
*	Ultragenyx Pharmaceutical Inc.	56,637	2,328
*	Crinetics Pharmaceuticals Inc.	51,056	2,287
	Perrigo Co. plc	88,261	2,267
*	Guardant Health Inc.	78,079	2,255
*	Axonics Inc.	33,466	2,250
*	Prestige Consumer Healthcare Inc.	32,645	2,248
*	Axsome Therapeutics Inc.	26,106	2,102
*	Arrowhead Pharmaceuticals Inc.	79,934	2,077
*	iRhythm Technologies Inc.	19,250	2,072
*	Hims & Hers Health Inc.	102,148	2,062
*	Amicus Therapeutics Inc.	201,243	1,996
*	PROCEPT BioRobotics Corp.	32,637	1,994
*	Nuvalent Inc. Class A	26,242	1,991

Balanced Index Fund
		Shares	Market Value• ($000)
*	Amedisys Inc.	21,663	1,989
*	Neogen Corp.	127,111	1,987
*	Doximity Inc. Class A	70,212	1,964
*	Envista Holdings Corp.	117,110	1,948
*	Dyne Therapeutics Inc.	54,751	1,932
*	Cerevel Therapeutics Holdings Inc.	46,812	1,914
*	ICU Medical Inc.	15,842	1,881
*	Tandem Diabetes Care Inc.	44,374	1,788
*	Ideaya Biosciences Inc.	49,083	1,723
*	Twist Bioscience Corp.	34,687	1,709
*	SpringWorks Therapeutics Inc.	45,352	1,708
*	ADMA Biologics Inc.	152,127	1,701
*	Corcept Therapeutics Inc.	51,913	1,687
*	Denali Therapeutics Inc.	72,022	1,672
*	Rhythm Pharmaceuticals Inc.	40,461	1,661
*	TG Therapeutics Inc.	93,167	1,657
*	Azenta Inc.	31,455	1,655
*	Enovis Corp.	36,223	1,637
*	Agios Pharmaceuticals Inc.	37,588	1,621
*	PTC Therapeutics Inc.	52,986	1,620
*	Biohaven Ltd.	46,254	1,605
*	Inari Medical Inc.	33,225	1,600
*	Celldex Therapeutics Inc.	43,148	1,597
*	STAAR Surgical Co.	32,970	1,570
*	Progyny Inc.	54,574	1,561
*	CorVel Corp.	6,065	1,542
*	Geron Corp.	359,553	1,525
*	Evolent Health Inc. Class A	76,160	1,456
	CONMED Corp.	20,993	1,455
*	Myriad Genetics Inc.	58,423	1,429
*	Vericel Corp.	31,125	1,428
*	Arcellx Inc.	25,484	1,406
*	Intellia Therapeutics Inc.	62,743	1,404
*	RxSight Inc.	23,261	1,400
*	agilon health Inc.	211,328	1,382
	Patterson Cos. Inc.	56,860	1,371
*	Addus HomeCare Corp.	11,690	1,357
*	Iovance Biotherapeutics Inc.	168,900	1,355
*	Fortrea Holdings Inc.	57,658	1,346
*	ACADIA Pharmaceuticals Inc.	80,566	1,309
*	Integra LifeSciences Holdings Corp.	44,594	1,299
*	Novocure Ltd.	73,502	1,259
*	Surgery Partners Inc.	52,586	1,251
*	10X Genomics Inc. Class A	64,342	1,251
	Premier Inc. Class A	65,748	1,228
*	NeoGenomics Inc.	87,102	1,208
*	UFP Technologies Inc.	4,565	1,205
*	Protagonist Therapeutics Inc.	34,718	1,203
*	Immunovant Inc.	45,053	1,189
*	Catalyst Pharmaceuticals Inc.	76,188	1,180
*	Certara Inc.	83,831	1,161
*	Privia Health Group Inc.	65,217	1,133
*	Novavax Inc.	89,226	1,130
*	R1 RCM Inc.	89,611	1,126
*	Veracyte Inc.	51,398	1,114
*	Beam Therapeutics Inc.	47,314	1,109
*	Arvinas Inc.	41,089	1,094
*	QuidelOrtho Corp.	32,801	1,090
*	Recursion Pharmaceuticals Inc. Class A	145,144	1,089
*	Teladoc Health Inc.	111,142	1,087
*	Syndax Pharmaceuticals Inc.	52,955	1,087
*	Mirum Pharmaceuticals Inc.	31,701	1,084
*	Ardelyx Inc.	146,000	1,082
*	Astrana Health Inc.	26,132	1,060
*	Sotera Health Co.	85,247	1,012
	LeMaitre Vascular Inc.	12,243	1,007
*	Rocket Pharmaceuticals Inc.	46,731	1,006
*	Edgewise Therapeutics Inc.	55,662	1,002
*	Ligand Pharmaceuticals Inc.	11,752	990
*	Kymera Therapeutics Inc.	32,962	984

Balanced Index Fund
		Shares	Market Value• ($000)
*	Apogee Therapeutics Inc.	25,017	984
*	Supernus Pharmaceuticals Inc.	36,654	981
	US Physical Therapy Inc.	10,460	967
*	Dynavax Technologies Corp.	85,461	960
*	Warby Parker Inc. Class A	59,524	956
*	Akero Therapeutics Inc.	40,567	952
	National HealthCare Corp.	8,738	947
*	MannKind Corp.	181,020	945
*	Vera Therapeutics Inc. Class A	24,982	904
*	Avadel Pharmaceuticals plc	64,011	900
*	Pacira BioSciences Inc.	31,254	894
*	Amphastar Pharmaceuticals Inc.	21,874	875
*	Kura Oncology Inc.	41,109	846
*	Morphic Holding Inc.	24,600	838
*	Omnicell Inc.	30,920	837
*	Brookdale Senior Living Inc.	121,631	831
*	Xencor Inc.	43,673	827
*	Nurix Therapeutics Inc.	39,327	821
*	BioCryst Pharmaceuticals Inc.	129,109	798
*	Keros Therapeutics Inc.	17,259	789
*	Phreesia Inc.	36,022	764
*	ANI Pharmaceuticals Inc.	11,494	732
*	AtriCure Inc.	32,046	730
*	Soleno Therapeutics Inc.	17,633	719
*	Janux Therapeutics Inc.	16,949	710
*	Artivion Inc.	26,789	687
*	Alphatec Holdings Inc.	65,358	683
*	4D Molecular Therapeutics Inc.	31,864	669
*	Harmony Biosciences Holdings Inc.	21,970	663
*	Silk Road Medical Inc.	24,351	658
*	Owens & Minor Inc.	48,573	656
*	Ocular Therapeutix Inc.	94,601	647
*	Tarsus Pharmaceuticals Inc.	23,562	640
*	Vir Biotechnology Inc.	71,121	633
*	Innoviva Inc.	38,215	627
*	Collegium Pharmaceutical Inc.	19,128	616
*	Disc Medicine Inc.	13,564	611
*,1	Summit Therapeutics Inc.	77,925	608
*,1	ImmunityBio Inc.	95,957	606
*	Ironwood Pharmaceuticals Inc. Class A	91,420	596
*	Arcutis Biotherapeutics Inc.	64,105	596
*	Waystar Holding Corp.	27,216	585
*	Day One Biopharmaceuticals Inc.	41,661	574
*	CareDx Inc.	36,859	572
*	Cullinan Therapeutics Inc.	32,552	568
*	MiMedx Group Inc.	81,101	562
*,1	Enliven Therapeutics Inc.	24,048	562
*	Spyre Therapeutics Inc.	23,485	552
*	CG oncology Inc.	17,171	542
*	BioLife Solutions Inc.	25,159	539
*	AdaptHealth Corp. Class A	53,335	533
*	Arcus Biosciences Inc.	34,801	530
*	Amneal Pharmaceuticals Inc.	81,700	519
*	Healthcare Services Group Inc.	48,112	509
*	Viridian Therapeutics Inc.	39,007	507
*	Alignment Healthcare Inc.	64,789	507
*	Liquidia Corp.	42,159	506
*	Neumora Therapeutics Inc.	51,497	506
*	Avanos Medical Inc.	25,354	505
*	Relay Therapeutics Inc.	77,145	503
*	Longboard Pharmaceuticals Inc.	18,377	497
*	Pennant Group Inc.	21,097	489
	Embecta Corp.	38,342	479
*	Sana Biotechnology Inc.	87,453	477
*	Stoke Therapeutics Inc.	34,656	468
*	Cogent Biosciences Inc.	55,453	467
*	Harrow Inc.	22,257	465
*	Praxis Precision Medicines Inc.	10,977	454
*	Travere Therapeutics Inc.	54,050	444
*	Maravai LifeSciences Holdings Inc. Class A	62,078	444

Balanced Index Fund
		Shares	Market Value• ($000)
	Atrion Corp.	977	442
*	PACS Group Inc.	14,933	441
*	iTeos Therapeutics Inc.	29,674	440
*	Varex Imaging Corp.	29,662	437
*	GoodRx Holdings Inc. Class A	56,002	437
*	89bio Inc.	53,428	428
*	Pediatrix Medical Group Inc.	55,346	418
*	Celcuity Inc.	24,725	405
*	Cytek Biosciences Inc.	71,918	401
*,1	Cassava Sciences Inc.	32,413	400
*	Dianthus Therapeutics Inc.	15,359	397
*	BrightSpring Health Services Inc.	34,913	397
*	Kiniksa Pharmaceuticals International plc Class A	21,265	397
*	Sage Therapeutics Inc.	36,148	393
*	Evolus Inc.	36,061	391
*	Pliant Therapeutics Inc.	36,322	390
*	Castle Biosciences Inc.	17,567	382
	HealthStream Inc.	13,624	380
*	Zymeworks Inc.	42,300	360
*	Orthofix Medical Inc.	26,885	357
*	Perspective Therapeutics Inc.	35,471	354
*	Enhabit Inc.	39,395	351
*	Applied Therapeutics Inc.	74,673	349
*	Adaptive Biotechnologies Corp.	95,724	347
*	Immunome Inc.	28,381	343
*	REGENXBIO Inc.	28,991	339
*	SI-BONE Inc.	26,195	339
*	OrthoPediatrics Corp.	11,689	336
*	Arbutus Biopharma Corp.	107,845	333
*	Surmodics Inc.	7,842	330
*	Arcturus Therapeutics Holdings Inc.	13,374	326
*	Quanterix Corp.	24,560	324
*	AnaptysBio Inc.	12,700	318
*	Scholar Rock Holding Corp.	38,094	317
*	Tango Therapeutics Inc.	36,978	317
*	Y-mAbs Therapeutics Inc.	25,975	314
*	KalVista Pharmaceuticals Inc.	26,515	312
*	Avid Bioservices Inc.	43,517	311
*	Community Health Systems Inc.	92,456	311
*	LifeStance Health Group Inc.	62,893	309
	National Research Corp.	13,198	303
*	Erasca Inc.	128,247	303
*	Replimune Group Inc.	33,343	300
*	Standard BioTools Inc.	168,508	298
*	Zimvie Inc.	16,330	298
*,1	Ginkgo Bioworks Holdings Inc. Class A	888,735	297
*	Fulgent Genetics Inc.	15,018	295
*	Savara Inc.	73,243	295
*	EyePoint Pharmaceuticals Inc.	33,855	295
*	PetIQ Inc. Class A	13,158	290
*	Annexon Inc.	58,962	289
*	Astria Therapeutics Inc.	31,704	289
*	Olema Pharmaceuticals Inc.	26,604	288
*,1	Clover Health Investments Corp. Class A	230,600	284
*	Voyager Therapeutics Inc.	35,606	282
*	Nuvation Bio Inc.	96,553	282
*	ORIC Pharmaceuticals Inc.	39,638	280
*	Sharecare Inc.	207,400	280
*	Heron Therapeutics Inc.	78,614	275
*	GRAIL Inc.	17,398	267
*	GeneDx Holdings Corp. Class A	10,106	264
*	Neurogene Inc.	7,268	264
	iRadimed Corp.	5,991	263
*	Editas Medicine Inc.	55,877	261
*,1	Phathom Pharmaceuticals Inc.	25,360	261
*	MaxCyte Inc.	66,640	261
*	Esperion Therapeutics Inc.	117,202	260
*	Fulcrum Therapeutics Inc.	42,012	260
	Phibro Animal Health Corp. Class A	15,356	258
*	Corbus Pharmaceuticals Holdings Inc.	5,650	256

Balanced Index Fund
		Shares	Market Value• ($000)
*	ARS Pharmaceuticals Inc.	29,000	247
*	Humacyte Inc.	50,925	244
*,1	Emergent BioSolutions Inc.	35,612	243
*	Anika Therapeutics Inc.	9,542	242
*	OmniAb Inc.	64,445	242
*	Alector Inc.	52,271	237
*	Vanda Pharmaceuticals Inc.	41,986	237
*	HilleVax Inc.	16,335	236
*,1	Altimmune Inc.	35,370	235
*,1	Anavex Life Sciences Corp.	55,577	235
*	Pacific Biosciences of California Inc.	170,463	234
*,1	Ocugen Inc.	150,100	233
*	Allogene Therapeutics Inc.	96,081	224
*	Prime Medicine Inc.	43,118	222
[1]	LENZ Therapeutics Inc.	12,865	222
*	Cargo Therapeutics Inc.	13,438	221
*	Delcath Systems Inc.	26,212	219
*	Talkspace Inc.	94,538	217
*	Health Catalyst Inc.	33,373	213
*	Axogen Inc.	29,257	212
*	Fate Therapeutics Inc.	63,965	210
*	C4 Therapeutics Inc.	45,458	210
*	Treace Medical Concepts Inc.	31,640	210
	SIGA Technologies Inc.	27,490	209
*	Larimar Therapeutics Inc.	28,760	209
*	Taysha Gene Therapies Inc.	92,210	207
*	ModivCare Inc.	7,812	205
*	Orchestra BioMed Holdings Inc.	25,094	205
*	Agenus Inc.	12,045	202
*	Verve Therapeutics Inc.	40,860	199
*	Cabaletta Bio Inc.	26,492	198
*	Tyra Biosciences Inc.	12,400	198
*	Jasper Therapeutics Inc.	8,701	198
*	OraSure Technologies Inc.	45,774	195
*	Tactile Systems Technology Inc.	16,140	193
*	Terns Pharmaceuticals Inc.	28,313	193
*	Third Harmonic Bio Inc.	14,820	193
*	Cerus Corp.	109,208	192
*	Xeris Biopharma Holdings Inc.	84,399	190
*	Enanta Pharmaceuticals Inc.	14,469	188
*	Nektar Therapeutics Class A	151,005	187
*	DocGo Inc.	60,100	186
*	Nevro Corp.	21,922	185
*	Entrada Therapeutics Inc.	12,607	180
	Tourmaline Bio Inc.	13,817	178
*	Paragon 28 Inc.	25,752	176
*	ACELYRIN Inc.	39,064	172
*,1	CorMedix Inc.	39,265	170
*	PepGen Inc.	10,654	170
*	Tenaya Therapeutics Inc.	54,322	168
*	MacroGenics Inc.	38,094	162
*	Accolade Inc.	45,110	162
*	Gossamer Bio Inc.	178,281	161
*	Revance Therapeutics Inc.	62,822	161
*	TScan Therapeutics Inc.	27,590	161
*	Kyverna Therapeutics Inc.	21,511	161
*	Lexeo Therapeutics Inc.	9,914	159
*	Absci Corp.	51,403	158
*,1	ArriVent Biopharma Inc.	8,443	157
*	Aura Biosciences Inc.	20,471	155
*	Atea Pharmaceuticals Inc.	46,519	154
*	Lyell Immunopharma Inc.	105,726	153
*,1	ProKidney Corp. Class A	61,933	152
*	Mersana Therapeutics Inc.	74,304	149
*	Avita Medical Inc.	18,756	149
*	Semler Scientific Inc.	4,289	148
*	Precigen Inc.	93,207	147
*	Omeros Corp.	35,983	146
*	Inogen Inc.	17,882	145
*	Sutro Biopharma Inc.	49,072	144

Balanced Index Fund
		Shares	Market Value• ($000)
*	Codexis Inc.	46,017	143
*	Organogenesis Holdings Inc. Class A	51,218	143
*	Actinium Pharmaceuticals Inc.	19,281	143
*	Lexicon Pharmaceuticals Inc.	84,532	142
	Utah Medical Products Inc.	2,090	140
*,1	Korro Bio Inc.	4,115	139
*	Viemed Healthcare Inc.	20,899	137
*	Pulmonx Corp.	21,458	136
*	Mineralys Therapeutics Inc.	11,523	135
*	AngioDynamics Inc.	22,092	134
*	Joint Corp.	9,539	134
*	Outset Medical Inc.	34,549	133
*	Bioventus Inc. Class A	23,179	133
*	2seventy bio Inc.	34,344	132
*	Inozyme Pharma Inc.	29,430	131
*	Bluebird Bio Inc.	132,508	130
*	ChromaDex Corp.	47,403	129
*,1	Senseonics Holdings Inc.	324,200	129
*	Lineage Cell Therapeutics Inc.	128,266	128
*	Black Diamond Therapeutics Inc.	27,000	126
*,1	Theravance Biopharma Inc.	14,700	125
*	Aquestive Therapeutics Inc.	47,200	123
*,1	Renovaro Inc.	70,239	123
*,1	Verrica Pharmaceuticals Inc.	16,816	123
*	Akebia Therapeutics Inc.	119,228	122
*,1	Alto Neuroscience Inc.	11,433	122
*	InfuSystem Holdings Inc.	17,567	120
*	Sight Sciences Inc.	17,683	118
*	Inovio Pharmaceuticals Inc.	14,626	118
*	Atossa Therapeutics Inc.	98,096	117
*	Aldeyra Therapeutics Inc.	34,700	115
*	Nkarta Inc.	19,414	115
*	OptimizeRx Corp.	11,439	114
*	908 Devices Inc.	22,158	114
*	Coherus Biosciences Inc.	65,031	113
*,1	Zynex Inc.	12,104	113
*	Electromed Inc.	7,476	112
*	ALX Oncology Holdings Inc.	18,529	112
*	Accuray Inc.	61,258	111
*	Zomedica Corp.	759,400	111
*	Scilex Holding Co.	56,900	110
*	Immunic Inc.	98,039	109
*	XOMA Corp.	4,561	108
*	NeuroPace Inc.	14,122	107
*	Caribou Biosciences Inc.	65,300	107
*	Adverum Biotechnologies Inc.	15,577	107
*	Monte Rosa Therapeutics Inc.	28,328	106
*,1	OPKO Health Inc.	84,261	105
*	Zentalis Pharmaceuticals Inc.	24,854	102
*	Multiplan Corp.	257,400	100
*	Abeona Therapeutics Inc.	23,500	100
*	Vaxart Inc.	148,173	99
*	Rigel Pharmaceuticals Inc.	11,934	98
*	Coya Therapeutics Inc.	15,974	97
*	Poseida Therapeutics Inc. Class A	32,859	96
*	Shattuck Labs Inc.	24,751	96
*	Inhibrx Biosciences Inc.	6,746	96
*	Lifecore Biomedical Inc.	18,610	95
*	Achieve Life Sciences Inc.	20,200	95
*	Zevra Therapeutics Inc.	19,400	95
*	TruBridge Inc.	9,434	94
*	Cellectar Biosciences Inc.	37,500	94
*	FONAR Corp.	5,825	93
*,2	PDL BioPharma Inc.	78,003	93
*	Puma Biotechnology Inc.	28,100	92
*	ClearPoint Neuro Inc.	17,134	92
*	Sanara Medtech Inc.	3,200	90
*	Pyxis Oncology Inc.	26,643	88
*	Solid Biosciences Inc.	14,964	85
*,1	Pulse Biosciences Inc.	7,474	84

Balanced Index Fund
		Shares	Market Value• ($000)
*	Quantum-Si Inc.	80,152	84
*	Fennec Pharmaceuticals Inc.	13,356	82
*,1	Biomea Fusion Inc.	17,900	81
*	Cartesian Therapeutics Inc.	3,003	81
*	Karyopharm Therapeutics Inc.	90,538	79
*	scPharmaceuticals Inc.	18,200	79
*	Aveanna Healthcare Holdings Inc.	28,788	79
*	23andMe Holding Co. Class A	201,100	79
*	CVRx Inc.	6,424	77
*,3	Scilex Holding Co. (Acquired 1/23/23, Cost $390)	44,359	77
*	Capricor Therapeutics Inc.	16,000	76
*	Generation Bio Co.	26,818	76
*	G1 Therapeutics Inc.	32,793	75
*	Amylyx Pharmaceuticals Inc.	38,707	74
*	Syros Pharmaceuticals Inc.	14,309	74
*	Harvard Bioscience Inc.	25,649	73
*	Greenwich Lifesciences Inc.	4,233	73
*	DiaMedica Therapeutics Inc.	24,554	72
*	Ventyx Biosciences Inc.	31,028	72
*	Athira Pharma Inc.	26,677	71
*,1	Butterfly Network Inc.	83,143	70
*	Assertio Holdings Inc.	56,592	70
*	Sera Prognostics Inc. Class A	11,848	70
*	RAPT Therapeutics Inc.	21,985	67
*	Asensus Surgical Inc.	202,501	67
*	KORU Medical Systems Inc.	24,374	65
*	Tela Bio Inc.	13,582	64
*	Acumen Pharmaceuticals Inc.	26,300	64
*	Invivyd Inc.	58,006	64
*	X4 Pharmaceuticals Inc.	107,908	63
*	Stereotaxis Inc.	34,516	63
*,1	Citius Pharmaceuticals Inc.	106,287	62
*	Galectin Therapeutics Inc.	26,902	61
*	Relmada Therapeutics Inc.	20,489	61
*	PMV Pharmaceuticals Inc.	37,924	61
*	Seer Inc. Class A	36,017	61
*	Optinose Inc.	57,600	60
*	XBiotech Inc.	11,679	60
*	aTyr Pharma Inc.	38,420	60
*	FibroGen Inc.	65,782	59
*	Kodiak Sciences Inc.	24,897	59
*	Foghorn Therapeutics Inc.	10,206	59
*	Innovage Holding Corp.	11,700	58
*,1	PDS Biotechnology Corp.	19,304	57
*	CytomX Therapeutics Inc.	46,219	56
*,1	IGM Biosciences Inc.	8,083	56
*	Werewolf Therapeutics Inc.	23,041	56
*	Cardiff Oncology Inc.	24,797	55
*	American Well Corp. Class A	170,727	55
*	Eagle Pharmaceuticals Inc.	9,445	53
*	Sagimet Biosciences Inc. Class A	15,559	53
*	Allakos Inc.	52,074	52
*,1	Seres Therapeutics Inc.	69,975	51
*	Chimerix Inc.	57,135	50
*	Adicet Bio Inc.	41,441	50
*	Verastem Inc.	16,780	50
*	Aclaris Therapeutics Inc.	44,964	49
*	Biote Corp. Class A	6,610	49
*	Eton Pharmaceuticals Inc.	13,900	46
*	Biodesix Inc.	30,322	46
*	Clearside Biomedical Inc.	33,500	44
*	Inmune Bio Inc.	5,000	44
*	Marinus Pharmaceuticals Inc.	37,350	44
*	Forian Inc.	16,600	44
*	Hyperfine Inc. Class A	49,514	42
*	Gritstone bio Inc.	67,016	41
*	Nautilus Biotechnology Inc. Class A	17,600	41
*	Outlook Therapeutics Inc.	5,578	41
*	Akoya Biosciences Inc.	17,202	40
*	Compass Therapeutics Inc.	38,900	39

Balanced Index Fund
		Shares	Market Value• ($000)
*	Corvus Pharmaceuticals Inc.	20,935	38
*	Kronos Bio Inc.	30,839	38
*,1	CEL - SCI Corp.	31,842	37
*	Elevation Oncology Inc.	13,217	36
*	Acrivon Therapeutics Inc.	6,200	36
*	Mural Oncology plc	11,445	36
*	Neuronetics Inc.	19,481	35
*	Nuvectis Pharma Inc.	5,600	35
*	Cidara Therapeutics Inc.	2,966	35
*	Ovid therapeutics Inc.	43,087	33
*	Trevi Therapeutics Inc.	10,828	32
*	LENSAR Inc.	7,146	32
*	Cognition Therapeutics Inc.	19,437	32
*	Vigil Neuroscience Inc.	8,064	32
*,1	Carisma Therapeutics Inc.	21,192	32
*	Cue Biopharma Inc.	25,288	31
*	Sangamo Therapeutics Inc.	87,322	31
*	BioAtla Inc.	22,308	31
*	Passage Bio Inc.	38,001	30
*	SCYNEXIS Inc.	15,090	30
*	Apyx Medical Corp.	21,359	29
*	Anixa Biosciences Inc.	12,599	28
*	Co-Diagnostics Inc.	22,573	28
*	Dyadic International Inc.	17,910	27
*	Matinas BioPharma Holdings Inc.	164,758	26
*	Immuneering Corp. Class A	20,162	26
*	Rallybio Corp.	19,513	26
*,1	Genelux Corp.	13,500	26
*	CytoSorbents Corp.	35,641	25
*,1	Tempus AI Inc. Class A	717	25
*	iCAD Inc.	18,133	24
*,1	Annovis Bio Inc.	4,100	24
*	Inotiv Inc.	14,694	24
*	Kezar Life Sciences Inc.	37,867	23
*	Curis Inc.	3,304	23
*	Atara Biotherapeutics Inc.	2,595	22
*	Personalis Inc.	18,216	21
*	Precision BioSciences Inc.	2,184	21
*	ElectroCore Inc.	3,168	20
*	Rapport Therapeutics Inc.	876	20
*	Alumis Inc.	1,489	20
*,1	Cutera Inc.	12,390	19
*	Enzo Biochem Inc.	17,620	19
*	IRIDEX Corp.	8,974	19
*	Orgenesis Inc.	32,261	19
*	Aadi Bioscience Inc.	13,200	19
*,1	Palatin Technologies Inc.	9,547	19
*	Bioxcel Therapeutics Inc.	13,911	18
*	Oncology Institute Inc.	39,500	18
*	Retractable Technologies Inc.	15,700	17
*	Celularity Inc. Class A	5,470	17
*	Exagen Inc.	8,667	16
*	Viracta Therapeutics Inc.	29,734	16
*	Clene Inc.	41,494	15
*	Aerovate Therapeutics Inc.	8,963	15
*	Cumberland Pharmaceuticals Inc.	9,187	14
*,1	NeueHealth Inc.	2,499	14
	MEI Pharma Inc.	4,686	14
*	Instil Bio Inc.	1,388	14
*	Ikena Oncology Inc.	8,052	13
*	Augmedix Inc.	14,861	13
*	Eliem Therapeutics Inc.	1,669	12
*	AN2 Therapeutics Inc.	5,580	12
*	Vicarious Surgical Inc. Class A	2,122	12
*,1	Eyenovia Inc.	17,756	11
*	Sensei Biotherapeutics Inc.	18,109	11
*	Vor BioPharma Inc.	10,664	11
*	Alpha Teknova Inc.	8,236	11
*	Oncternal Therapeutics Inc.	1,458	11
*	Cara Therapeutics Inc.	33,414	9

Balanced Index Fund
		Shares	Market Value• ($000)
*	Spero Therapeutics Inc.	6,905	9
*	Oncocyte Corp.	3,182	9
*	GlycoMimetics Inc.	26,698	8
*	Movano Inc.	27,700	8
*	TherapeuticsMD Inc.	5,268	8
*	Fractyl Health Inc.	1,972	8
*	Singular Genomics Systems Inc.	889	8
*	Reviva Pharmaceuticals Holdings Inc.	5,640	7
*	Rezolute Inc.	1,715	7
*	Rapid Micro Biosystems Inc. Class A	10,406	7
*,1	Alaunos Therapeutics Inc.	8,180	6
*	Contineum Therapeutics Inc. Class A	327	6
*	Aspira Women's Health Inc.	3,318	5
*	Forte Biosciences Inc.	5,348	3
*	ATI Physical Therapy Inc.	764	3
*	Metagenomi Inc.	796	3
*	Boundless Bio Inc.	794	3
*	Strata Skin Sciences Inc.	832	3
*,2	Impact BioMedical Inc. (Registered)	154,000	1
*,2	OmniAb Inc. 12.5 Earnout	4,987	—
*,2	OmniAb Inc. 15 Earnout	4,987	—
			3,898,318
Industrials (7.5%)
	Visa Inc. Class A	1,028,644	269,988
	Mastercard Inc. Class A	542,033	239,123
	Accenture plc Class A	411,184	124,757
	General Electric Co.	680,801	108,227
	Caterpillar Inc.	319,696	106,491
	Honeywell International Inc.	425,573	90,877
	Union Pacific Corp.	398,763	90,224
	RTX Corp.	869,751	87,314
	Eaton Corp. plc	261,882	82,113
	American Express Co.	329,448	76,284
	Lockheed Martin Corp.	156,709	73,199
*	Boeing Co.	401,900	73,150
	United Parcel Service Inc. Class B	476,302	65,182
	Automatic Data Processing Inc.	267,775	63,915
	Deere & Co.	171,018	63,897
*	Fiserv Inc.	382,500	57,008
	Trane Technologies plc	148,035	48,693
	General Dynamics Corp.	161,459	46,846
	Sherwin-Williams Co.	149,504	44,616
	TransDigm Group Inc.	34,773	44,426
	Illinois Tool Works Inc.	183,915	43,581
	FedEx Corp.	144,545	43,340
	Parker-Hannifin Corp.	84,234	42,606
	CSX Corp.	1,270,568	42,501
	Emerson Electric Co.	373,841	41,182
*	PayPal Holdings Inc.	684,468	39,720
	Cintas Corp.	56,317	39,437
	Northrop Grumman Corp.	87,274	38,047
	3M Co.	363,244	37,120
	Carrier Global Corp.	559,711	35,307
	PACCAR Inc.	342,245	35,231
	Capital One Financial Corp.	237,059	32,821
	Norfolk Southern Corp.	147,952	31,764
*	GE Vernova Inc.	179,459	30,779
	Johnson Controls International plc	440,439	29,276
	United Rentals Inc.	43,696	28,260
	L3Harris Technologies Inc.	124,005	27,849
	Fidelity National Information Services Inc.	364,876	27,497
	WW Grainger Inc.	28,770	25,957
	Otis Worldwide Corp.	264,787	25,488
	Ferguson plc	131,548	25,474
	AMETEK Inc.	151,268	25,218
	Verisk Analytics Inc. Class A	93,021	25,074
	Paychex Inc.	211,329	25,055
	Cummins Inc.	89,575	24,806
	Dow Inc.	461,167	24,465

Balanced Index Fund
		Shares	Market Value• ($000)
	Quanta Services Inc.	95,669	24,309
	Ingersoll Rand Inc.	264,635	24,039
*	Block Inc. Class A	363,589	23,448
*	Fair Isaac Corp.	15,367	22,876
	Old Dominion Freight Line Inc.	127,581	22,531
	Martin Marietta Materials Inc.	40,406	21,892
	Xylem Inc.	158,656	21,519
	Vulcan Materials Co.	86,270	21,454
	Howmet Aerospace Inc.	266,784	20,710
	Rockwell Automation Inc.	74,940	20,630
	DuPont de Nemours Inc.	247,234	19,900
	Equifax Inc.	80,908	19,617
*	Mettler-Toledo International Inc.	13,939	19,481
	PPG Industries Inc.	154,553	19,457
	Westinghouse Air Brake Technologies Corp.	115,442	18,246
	Fortive Corp.	230,898	17,110
	Global Payments Inc.	166,801	16,130
	Dover Corp.	89,216	16,099
*	Keysight Technologies Inc.	114,769	15,695
	Veralto Corp.	153,330	14,638
*	Axon Enterprise Inc.	46,720	13,747
	Booz Allen Hamilton Holding Corp. Class A	84,544	13,011
	Hubbell Inc. Class B	35,389	12,934
	Carlisle Cos. Inc.	31,189	12,638
	Synchrony Financial	262,274	12,377
	Ball Corp.	203,236	12,198
*	Teledyne Technologies Inc.	31,020	12,035
*	Corpay Inc.	43,871	11,688
	HEICO Corp. Class A	64,862	11,514
	Jacobs Solutions Inc.	81,927	11,446
	Expeditors International of Washington Inc.	91,471	11,415
*	Waters Corp.	38,907	11,288
	Lennox International Inc.	20,954	11,210
	EMCOR Group Inc.	30,669	11,197
*	Builders FirstSource Inc.	80,272	11,110
	Packaging Corp. of America	58,539	10,687
	Textron Inc.	124,087	10,654
	Watsco Inc.	22,708	10,519
*	Zebra Technologies Corp. Class A	33,753	10,427
	IDEX Corp.	49,481	9,956
	Owens Corning	57,010	9,904
	Masco Corp.	144,635	9,643
	TransUnion	127,387	9,447
	RPM International Inc.	84,830	9,135
	Snap-on Inc.	34,552	9,032
*	Trimble Inc.	160,108	8,953
	JB Hunt Transport Services Inc.	54,486	8,718
	Graco Inc.	109,656	8,694
	Westrock Co.	168,458	8,467
	nVent Electric plc	109,128	8,360
*	Saia Inc.	17,478	8,290
	Pentair plc	107,908	8,273
	Advanced Drainage Systems Inc.	50,806	8,149
*	TopBuild Corp.	20,792	8,011
	Stanley Black & Decker Inc.	100,015	7,990
	AECOM	89,461	7,885
	Jack Henry & Associates Inc.	47,423	7,873
	Nordson Corp.	33,829	7,846
*	XPO Inc.	72,559	7,702
	Tetra Tech Inc.	34,975	7,152
	Comfort Systems USA Inc.	23,406	7,118
	Lincoln Electric Holdings Inc.	37,623	7,097
	Woodward Inc.	40,159	7,003
	ITT Inc.	53,314	6,887
	Curtiss-Wright Corp.	24,797	6,720
	Allegion plc	56,318	6,654
	FTAI Aviation Ltd.	62,826	6,486
	A O Smith Corp.	78,501	6,420
	Huntington Ingalls Industries Inc.	25,999	6,404
	CH Robinson Worldwide Inc.	72,641	6,401

Balanced Index Fund
		Shares	Market Value• ($000)
	Toro Co.	67,568	6,318
*	Core & Main Inc. Class A	126,800	6,206
*	API Group Corp.	161,589	6,081
	AptarGroup Inc.	42,968	6,050
	Crown Holdings Inc.	79,409	5,907
	Regal Rexnord Corp.	42,786	5,786
	MKS Instruments Inc.	44,254	5,779
	Donaldson Co. Inc.	78,862	5,643
	BWX Technologies Inc.	58,851	5,591
	Fortune Brands Innovations Inc.	82,548	5,361
	Cognex Corp.	113,600	5,312
*	Trex Co. Inc.	71,278	5,283
	WESCO International Inc.	33,095	5,246
	Graphic Packaging Holding Co.	199,937	5,240
*	Generac Holdings Inc.	39,525	5,226
	Knight-Swift Transportation Holdings Inc. Class A	101,892	5,086
*	FTI Consulting Inc.	23,587	5,084
*	Axalta Coating Systems Ltd.	143,731	4,911
	Eagle Materials Inc.	22,575	4,909
*	Fluor Corp.	111,367	4,850
	Applied Industrial Technologies Inc.	24,878	4,826
	Acuity Brands Inc.	19,974	4,823
*	WEX Inc.	27,188	4,816
	Crane Co.	32,330	4,687
	Simpson Manufacturing Co. Inc.	27,461	4,628
*	Kirby Corp.	38,594	4,621
	Oshkosh Corp.	41,822	4,525
	MSA Safety Inc.	24,023	4,509
*	Affirm Holdings Inc. Class A	148,390	4,483
*	MasTec Inc.	41,779	4,470
*	ATI Inc.	80,460	4,462
*	WillScot Mobile Mini Holdings Corp.	118,025	4,442
	Allison Transmission Holdings Inc.	57,474	4,362
*	Middleby Corp.	35,528	4,356
	Landstar System Inc.	23,491	4,334
	Berry Global Group Inc.	72,054	4,240
	Flowserve Corp.	87,282	4,198
*	SPX Technologies Inc.	29,094	4,135
	Robert Half Inc.	64,494	4,126
	Littelfuse Inc.	16,120	4,120
*	Chart Industries Inc.	28,288	4,083
	AGCO Corp.	41,612	4,073
*	Mohawk Industries Inc.	35,797	4,066
*	AZEK Co. Inc. Class A	96,391	4,061
*	GXO Logistics Inc.	78,880	3,983
	Vontier Corp.	101,869	3,891
	AAON Inc.	43,357	3,782
*	Beacon Roofing Supply Inc.	41,273	3,735
	Genpact Ltd.	115,264	3,710
	Valmont Industries Inc.	13,491	3,703
	Sensata Technologies Holding plc	98,764	3,693
*	Paylocity Holding Corp.	27,990	3,690
	Esab Corp.	37,891	3,578
	Louisiana-Pacific Corp.	43,148	3,552
	Badger Meter Inc.	19,055	3,551
*	BILL Holdings Inc.	65,477	3,445
	Federal Signal Corp.	40,764	3,411
*	AeroVironment Inc.	18,673	3,401
	Ryder System Inc.	27,380	3,392
	Maximus Inc.	39,442	3,380
	Air Lease Corp. Class A	69,829	3,319
	MDU Resources Group Inc.	132,100	3,316
	Sealed Air Corp.	95,157	3,311
	Installed Building Products Inc.	16,053	3,302
	Brunswick Corp.	45,096	3,282
	Watts Water Technologies Inc. Class A	17,707	3,247
	Atkore Inc.	23,990	3,237
	HEICO Corp.	14,449	3,231
	Armstrong World Industries Inc.	28,488	3,226
*	Modine Manufacturing Co.	32,153	3,221

Balanced Index Fund
		Shares	Market Value• ($000)
	Sonoco Products Co.	62,975	3,194
	Moog Inc. Class A	19,070	3,190
	Exponent Inc.	33,071	3,146
	GATX Corp.	23,315	3,086
*	ExlService Holdings Inc.	98,224	3,080
*	Summit Materials Inc. Class A	82,301	3,013
*	Shift4 Payments Inc. Class A	40,884	2,999
*	Dycom Industries Inc.	17,666	2,981
*	Euronet Worldwide Inc.	28,651	2,965
*	Itron Inc.	29,743	2,943
	Encore Wire Corp.	9,851	2,855
*	Verra Mobility Corp. Class A	103,749	2,822
*	ACI Worldwide Inc.	70,899	2,807
	Western Union Co.	227,691	2,782
	HB Fuller Co.	35,555	2,736
	Brink's Co.	26,612	2,725
	EnerSys	25,782	2,669
	Matson Inc.	20,323	2,662
	CSW Industrials Inc.	10,021	2,659
*	Knife River Corp.	37,262	2,614
	Zurn Elkay Water Solutions Corp.	88,077	2,589
	Belden Inc.	27,249	2,556
*	ASGN Inc.	28,434	2,507
	Franklin Electric Co. Inc.	25,672	2,473
*	Spirit AeroSystems Holdings Inc. Class A	73,553	2,418
	Korn Ferry	35,573	2,388
	Herc Holdings Inc.	17,883	2,384
	Otter Tail Corp.	26,833	2,350
*	CBIZ Inc.	31,606	2,342
	MSC Industrial Direct Co. Inc. Class A	29,465	2,337
	Terex Corp.	41,693	2,286
	Kadant Inc.	7,657	2,249
	Silgan Holdings Inc.	53,013	2,244
*	Sterling Infrastructure Inc.	18,953	2,243
*	Gates Industrial Corp. plc	137,606	2,176
	Insperity Inc.	23,685	2,160
*	GMS Inc.	25,970	2,093
*	RXO Inc.	79,671	2,083
	ManpowerGroup Inc.	29,810	2,081
	TriNet Group Inc.	20,735	2,074
*	Alight Inc. Class A	278,927	2,058
	Crane NXT Co.	32,840	2,017
	John Bean Technologies Corp.	21,074	2,001
	ABM Industries Inc.	39,266	1,986
*	Kratos Defense & Security Solutions Inc.	98,234	1,966
	ADT Inc.	254,562	1,935
	Enpro Inc.	13,014	1,894
	ESCO Technologies Inc.	17,768	1,866
	Brady Corp. Class A	27,750	1,832
	ICF International Inc.	12,236	1,817
	Mueller Water Products Inc. Class A	100,679	1,804
*	Resideo Technologies Inc.	90,750	1,775
	Griffon Corp.	27,629	1,764
	International Seaways Inc.	29,765	1,760
	McGrath RentCorp	16,383	1,746
	Primoris Services Corp.	34,810	1,737
	Hillenbrand Inc.	43,384	1,736
	UniFirst Corp.	10,118	1,736
	Granite Construction Inc.	27,954	1,732
*	AAR Corp.	23,538	1,711
	Albany International Corp. Class A	20,199	1,706
	Trinity Industries Inc.	55,208	1,652
	Hub Group Inc. Class A	38,104	1,640
*	Atmus Filtration Technologies Inc.	55,564	1,599
*,1	Bloom Energy Corp. Class A	130,341	1,595
	ArcBest Corp.	14,662	1,570
	Patrick Industries Inc.	14,336	1,556
	Werner Enterprises Inc.	41,959	1,503
*	Marqeta Inc. Class A	274,024	1,502
*	Construction Partners Inc. Class A	26,906	1,485

Balanced Index Fund
		Shares	Market Value• ($000)
*	OSI Systems Inc.	10,771	1,481
	Bread Financial Holdings Inc.	33,185	1,479
*,1	Enovix Corp.	93,168	1,440
*	Gibraltar Industries Inc.	20,934	1,435
	EVERTEC Inc.	42,798	1,423
	AZZ Inc.	18,330	1,416
*	MYR Group Inc.	10,214	1,386
	Barnes Group Inc.	33,274	1,378
*	Aurora Innovation Inc. Class A	496,300	1,375
*	Leonardo DRS Inc.	52,641	1,343
	Enerpac Tool Group Corp. Class A	34,496	1,317
*	AMN Healthcare Services Inc.	25,518	1,307
*	AvidXchange Holdings Inc.	106,455	1,284
*	Flywire Corp.	78,041	1,279
*	Mirion Technologies Inc. Class A	117,234	1,259
*	NCR Atleos Corp.	46,336	1,252
*,1	Joby Aviation Inc.	244,410	1,247
	Kennametal Inc.	52,935	1,246
	Tennant Co.	12,577	1,238
*	Remitly Global Inc.	100,529	1,218
	Napco Security Technologies Inc.	23,404	1,216
	Alamo Group Inc.	7,024	1,215
*	Masterbrand Inc.	82,780	1,215
*	Aspen Aerogels Inc.	50,289	1,199
*	Hillman Solutions Corp.	133,513	1,182
*	Janus International Group Inc.	93,011	1,175
*	Blue Bird Corp.	21,663	1,167
	Standex International Corp.	7,235	1,166
	UL Solutions Inc. Class A	27,240	1,149
*	Hayward Holdings Inc.	93,075	1,145
*	O-I Glass Inc.	99,950	1,112
	Vestis Corp.	90,672	1,109
	Helios Technologies Inc.	23,191	1,107
*	Huron Consulting Group Inc.	10,970	1,081
	Greif Inc. Class A	17,726	1,019
	Greenbrier Cos. Inc.	19,892	986
*	Donnelley Financial Solutions Inc.	16,200	966
	Apogee Enterprises Inc.	14,926	938
*	Rocket Lab USA Inc.	192,277	923
*	Mercury Systems Inc.	34,125	921
*	CoreCivic Inc.	69,409	901
	VSE Corp.	10,198	900
*	Cimpress plc	10,244	897
*	Montrose Environmental Group Inc.	19,918	888
	H&E Equipment Services Inc.	19,482	861
*	Payoneer Global Inc.	153,447	850
	Lindsay Corp.	6,789	834
*	American Woodmark Corp.	10,553	829
*	Legalzoom.com Inc.	97,759	820
	Powell Industries Inc.	5,654	811
	REV Group Inc.	31,226	777
*	NV5 Global Inc.	8,306	772
*	Triumph Group Inc.	49,946	770
	TriMas Corp.	29,733	760
	Kforce Inc.	11,689	726
*	JELD-WEN Holding Inc.	53,779	724
	Deluxe Corp.	32,129	722
	CRA International Inc.	4,130	711
*	IES Holdings Inc.	5,070	706
*	Transcat Inc.	5,740	687
*	Thermon Group Holdings Inc.	22,309	686
*	Tutor Perini Corp.	30,540	665
	FTAI Infrastructure Inc.	76,000	656
	Schneider National Inc. Class B	26,252	634
	Marten Transport Ltd.	33,456	617
	Quanex Building Products Corp.	22,275	616
*	Symbotic Inc. Class A	17,400	612
*	Repay Holdings Corp. Class A	57,838	611
	Wabash National Corp.	27,738	606
*	CECO Environmental Corp.	20,369	588

Balanced Index Fund
		Shares	Market Value• ($000)
	Columbus McKinnon Corp.	17,002	587
*	Proto Labs Inc.	18,863	583
*	Ducommun Inc.	9,910	575
*,1	PureCycle Technologies Inc.	93,329	553
*	Air Transport Services Group Inc.	39,197	544
	Gorman-Rupp Co.	14,781	543
	Pitney Bowes Inc.	103,700	527
	Argan Inc.	7,138	522
*	BlueLinx Holdings Inc.	5,592	521
	First Advantage Corp.	31,653	509
*	Vicor Corp.	15,232	505
	Astec Industries Inc.	16,978	504
*,1	Loar Holdings Inc.	9,334	499
	Hyster-Yale Inc.	7,125	497
*	Energy Recovery Inc.	37,200	494
	Cadre Holdings Inc.	14,657	492
	Perella Weinberg Partners Class A	30,221	491
	Barrett Business Services Inc.	14,856	487
	United States Lime & Minerals Inc.	1,281	467
*	DXP Enterprises Inc.	10,164	466
	Kelly Services Inc. Class A	21,601	462
	Miller Industries Inc.	8,081	445
*	Limbach Holdings Inc.	7,700	438
*	BrightView Holdings Inc.	30,953	412
*	Conduent Inc.	122,700	400
	Ennis Inc.	18,244	399
*,1	Archer Aviation Inc. Class A	112,755	397
	Insteel Industries Inc.	12,794	396
*	ZipRecruiter Inc. Class A	43,176	392
*	Great Lakes Dredge & Dock Corp.	43,592	383
*	I3 Verticals Inc. Class A	17,054	377
	Heidrick & Struggles International Inc.	11,672	369
	Cass Information Systems Inc.	9,079	364
	Myers Industries Inc.	26,906	360
*	V2X Inc.	7,394	355
	Forward Air Corp.	18,014	343
*	Cross Country Healthcare Inc.	24,721	342
*	Astronics Corp.	16,605	333
	LSI Industries Inc.	22,679	328
	Douglas Dynamics Inc.	13,865	324
*	Franklin Covey Co.	8,348	317
*	Cantaloupe Inc.	47,000	310
	Mesa Laboratories Inc.	3,518	305
*	Vishay Precision Group Inc.	9,889	301
*	Sterling Check Corp.	20,294	300
	Bel Fuse Inc. Class B	4,560	298
*	International Money Express Inc.	14,321	298
*	Manitowoc Co. Inc.	25,878	298
	Pactiv Evergreen Inc.	25,797	292
	Heartland Express Inc.	23,446	289
*	Bowman Consulting Group Ltd.	8,779	279
*	Titan International Inc.	37,200	276
*	Green Dot Corp. Class A	29,098	275
	National Presto Industries Inc.	3,650	274
	Overseas Shipholding Group Inc. Class A	30,700	260
	Covenant Logistics Group Inc. Class A	5,230	258
	Shyft Group Inc.	21,038	250
	Resources Connection Inc.	22,291	246
	Allient Inc.	9,444	239
*	Titan Machinery Inc.	14,860	236
*	FARO Technologies Inc.	14,129	226
	Universal Logistics Holdings Inc.	5,573	226
*	Ranpak Holdings Corp. Class A	34,100	219
*,1	Sezzle Inc.	2,470	218
*	Hudson Technologies Inc.	24,429	215
*	Proficient Auto Logistics Inc.	13,115	211
*	Target Hospitality Corp.	24,100	210
*	Moneylion Inc.	2,834	208
*,1	Nikola Corp.	25,385	208
*	TrueBlue Inc.	19,732	203

Balanced Index Fund
		Shares	Market Value• ($000)
*	CryoPort Inc.	28,888	200
*	Redwire Corp.	27,300	196
*	Orion Group Holdings Inc.	20,493	195
*	Acacia Research Corp.	38,613	193
*	Radiant Logistics Inc.	33,408	190
*	Willdan Group Inc.	6,469	187
*	Custom Truck One Source Inc.	42,875	187
*	Distribution Solutions Group Inc.	6,200	186
	Kronos Worldwide Inc.	14,677	184
	Luxfer Holdings plc	15,807	183
	Park-Ohio Holdings Corp.	7,030	182
*	Graham Corp.	6,141	173
*,1	Intuitive Machines Inc.	51,546	170
*	Centuri Holdings Inc.	8,618	168
*	Evolv Technologies Holdings Inc.	64,100	163
	Park Aerospace Corp.	11,793	161
*,1	Eos Energy Enterprises Inc.	126,739	161
*	Forrester Research Inc.	9,338	160
*	Spire Global Inc.	14,787	160
*	Performant Financial Corp.	54,600	158
*	Mistras Group Inc.	18,400	153
*	Paymentus Holdings Inc. Class A	7,993	152
	Karat Packaging Inc.	4,844	143
*	Mayville Engineering Co. Inc.	8,494	142
*	L B Foster Co. Class A	6,452	139
*	Hyliion Holdings Corp.	83,600	135
*	AerSale Corp.	19,557	135
*	Commercial Vehicle Group Inc.	26,700	131
*	Iteris Inc.	30,071	130
*	CS Disco Inc.	21,829	130
	Alta Equipment Group Inc.	15,900	128
*	Atlanticus Holdings Corp.	4,500	127
*	Paysign Inc.	29,000	125
*,1	Virgin Galactic Holdings Inc.	13,972	118
*	Core Molding Technologies Inc.	7,270	116
*	Byrna Technologies Inc.	10,800	108
*	RCM Technologies Inc.	5,700	107
*	Gencor Industries Inc.	5,230	101
*	CPI Card Group Inc.	3,680	100
*	BlackSky Technology Inc. Class A	91,600	98
*	TaskUS Inc. Class A	6,997	93
*	VirTra Inc.	12,000	92
	ARC Document Solutions Inc.	34,251	90
	Information Services Group Inc.	29,685	87
	BGSF Inc.	9,700	83
*	Innovative Solutions & Support Inc.	13,684	82
*	Blade Air Mobility Inc.	23,700	82
	Willis Lease Finance Corp.	1,168	81
*	Rekor Systems Inc.	50,566	78
	Hurco Cos. Inc.	5,051	77
	TTEC Holdings Inc.	13,047	77
*	SoundThinking Inc.	6,113	74
	EVI Industries Inc.	3,846	73
	CompoSecure Inc. Class A	10,764	73
*	Luna Innovations Inc.	22,193	71
*	Concrete Pumping Holdings Inc.	11,630	70
*	Ultralife Corp.	6,533	69
*,1	Desktop Metal Inc. Class A	15,950	66
*	374Water Inc.	53,808	65
	Quad/Graphics Inc.	11,300	62
	Twin Disc Inc.	5,130	60
	HireQuest Inc.	4,700	58
*	Terran Orbital Corp.	67,000	55
*	Babcock & Wilcox Enterprises Inc.	35,646	52
*	PAM Transportation Services Inc.	2,804	49
*,1	Wrap Technologies Inc.	21,600	43
*	Broadwind Inc.	12,171	40
*,1	Danimer Scientific Inc.	65,200	39
*	LightPath Technologies Inc. Class A	30,132	38
*,1	Microvast Holdings Inc.	83,100	38

Balanced Index Fund
		Shares	Market Value• ($000)
*	Markforged Holding Corp.	87,900	36
*	Katapult Holdings Inc.	1,844	31
*	INNOVATE Corp.	41,047	25
*	Taylor Devices Inc.	489	22
*	Hyzon Motors Inc.	64,100	21
*	Frequency Electronics Inc.	2,074	19
*	Hydrofarm Holdings Group Inc.	24,181	17
*,1	Amprius Technologies Inc.	12,900	16
*	Orion Energy Systems Inc.	13,570	15
*	RF Industries Ltd.	3,910	14
*	DHI Group Inc.	4,237	9
*	Usio Inc.	3,623	6
*,2	Patriot National Inc.	7,513	—
*,2	GCI Liberty Inc.	78,532	—
*	Velo3D Inc.	1	—
			4,140,361
Other (0.1%)[4]
[5]	Vanguard Total Bond Market ETF	394,424	28,418
Real Estate (1.6%)
	Prologis Inc.	605,338	67,986
	American Tower Corp.	305,507	59,384
	Equinix Inc.	62,105	46,989
	Welltower Inc.	390,774	40,738
	Digital Realty Trust Inc.	210,539	32,012
	Simon Property Group Inc.	202,526	30,743
	Realty Income Corp.	568,648	30,036
	Public Storage	103,147	29,670
	Crown Castle Inc.	283,145	27,663
	Extra Space Storage Inc.	138,710	21,557
*	CoStar Group Inc.	267,795	19,854
	VICI Properties Inc. Class A	681,490	19,518
	AvalonBay Communities Inc.	92,554	19,149
*	CBRE Group Inc. Class A	199,570	17,784
	Iron Mountain Inc.	192,533	17,255
	Equity Residential	236,353	16,389
	SBA Communications Corp. Class A	70,763	13,891
	Invitation Homes Inc.	378,512	13,585
	Ventas Inc.	263,558	13,510
	Weyerhaeuser Co.	474,550	13,472
	Alexandria Real Estate Equities Inc.	114,509	13,394
	Essex Property Trust Inc.	41,770	11,370
	Mid-America Apartment Communities Inc.	76,583	10,922
	Sun Communities Inc.	82,238	9,897
	Healthpeak Properties Inc.	461,255	9,041
	UDR Inc.	215,052	8,849
	Kimco Realty Corp.	435,190	8,469
	Host Hotels & Resorts Inc.	464,941	8,360
	WP Carey Inc.	143,617	7,906
	Gaming & Leisure Properties Inc.	170,512	7,709
	Camden Property Trust	70,141	7,653
	Regency Centers Corp.	121,098	7,532
	American Homes 4 Rent Class A	201,102	7,473
	Equity LifeStyle Properties Inc.	110,595	7,203
	Lamar Advertising Co. Class A	57,488	6,872
	CubeSmart	144,901	6,545
*	Jones Lang LaSalle Inc.	31,483	6,463
	Rexford Industrial Realty Inc.	129,282	5,765
	Boston Properties Inc.	91,880	5,656
	Omega Healthcare Investors Inc.	159,763	5,472
	Federal Realty Investment Trust	54,026	5,455
	EastGroup Properties Inc.	30,888	5,254
	NNN REIT Inc.	118,593	5,052
	Americold Realty Trust Inc.	183,744	4,693
*	Zillow Group Inc. Class C	99,493	4,615
	Brixmor Property Group Inc.	194,395	4,489
	STAG Industrial Inc.	118,142	4,260
	Agree Realty Corp.	65,836	4,078
	First Industrial Realty Trust Inc.	85,538	4,064

Balanced Index Fund
		Shares	Market Value• ($000)
	Healthcare Realty Trust Inc. Class A	241,905	3,987
	Terreno Realty Corp.	61,987	3,668
	Ryman Hospitality Properties Inc.	36,541	3,649
	Essential Properties Realty Trust Inc.	117,693	3,261
	Kite Realty Group Trust	145,504	3,256
	Vornado Realty Trust	112,310	2,953
	Rayonier Inc.	97,295	2,830
	Independence Realty Trust Inc.	150,743	2,825
	Phillips Edison & Co. Inc.	80,421	2,631
	SL Green Realty Corp.	43,061	2,439
	CareTrust REIT Inc.	94,474	2,371
	Cousins Properties Inc.	99,739	2,309
	Sabra Health Care REIT Inc.	149,753	2,306
	Kilroy Realty Corp.	73,486	2,291
	Macerich Co.	146,776	2,266
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	74,747	2,213
	Innovative Industrial Properties Inc.	19,353	2,114
	PotlatchDeltic Corp.	52,788	2,079
	EPR Properties	49,368	2,072
	Broadstone Net Lease Inc.	127,022	2,016
	Apple Hospitality REIT Inc.	136,950	1,991
	Park Hotels & Resorts Inc.	131,410	1,969
	Tanger Inc.	72,611	1,969
	National Health Investors Inc.	27,363	1,853
	SITE Centers Corp.	127,006	1,842
	National Storage Affiliates Trust	44,686	1,842
	Highwoods Properties Inc.	69,551	1,827
	COPT Defense Properties	70,974	1,776
[1]	Medical Properties Trust Inc.	385,862	1,663
	LXP Industrial Trust	171,078	1,560
*	Cushman & Wakefield plc	143,192	1,489
	DigitalBridge Group Inc.	106,455	1,458
	Douglas Emmett Inc.	105,145	1,399
	Outfront Media Inc.	96,561	1,381
	Four Corners Property Trust Inc.	55,562	1,371
*	Howard Hughes Holdings Inc.	20,787	1,347
	Sunstone Hotel Investors Inc.	127,651	1,335
	Urban Edge Properties	72,277	1,335
	St. Joe Co.	24,188	1,323
	Acadia Realty Trust	69,696	1,249
*	Compass Inc. Class A	341,858	1,231
*	GEO Group Inc.	84,496	1,213
*	Equity Commonwealth	61,932	1,201
	DiamondRock Hospitality Co.	137,295	1,160
	Pebblebrook Hotel Trust	83,700	1,151
	Global Net Lease Inc.	153,295	1,127
	LTC Properties Inc.	30,218	1,043
	Retail Opportunity Investments Corp.	82,744	1,029
	Elme Communities	63,767	1,016
	JBG SMITH Properties	62,840	957
*	Zillow Group Inc. Class A	21,011	946
	Xenia Hotels & Resorts Inc.	65,976	945
	InvenTrust Properties Corp.	38,065	943
	Newmark Group Inc. Class A	90,084	922
	Getty Realty Corp.	32,126	856
	Empire State Realty Trust Inc. Class A	90,800	852
	Veris Residential Inc.	56,742	851
	NETSTREIT Corp.	51,669	832
	RLJ Lodging Trust	85,322	822
	Easterly Government Properties Inc. Class A	65,162	806
*	Opendoor Technologies Inc.	426,400	785
	Centerspace	10,941	740
	American Assets Trust Inc.	32,842	735
*	Apartment Investment & Management Co. Class A	85,801	711
	Alexander & Baldwin Inc.	41,116	697
	Kennedy-Wilson Holdings Inc.	69,111	672
	Plymouth Industrial REIT Inc.	30,451	651
	Piedmont Office Realty Trust Inc. Class A	89,460	649
	American Healthcare REIT Inc.	43,263	632
	UMH Properties Inc.	39,327	629

Balanced Index Fund
		Shares	Market Value• ($000)
	NexPoint Residential Trust Inc.	15,703	620
	Paramount Group Inc.	130,029	602
	eXp World Holdings Inc.	52,290	590
	Service Properties Trust	109,016	560
	Marcus & Millichap Inc.	15,657	494
	Armada Hoffler Properties Inc.	44,430	493
	Hudson Pacific Properties Inc.	100,418	483
	Whitestone REIT	35,347	470
	Summit Hotel Properties Inc.	77,848	466
	Uniti Group Inc.	158,935	464
*	Redfin Corp.	77,098	463
	Community Healthcare Trust Inc.	18,947	443
	Global Medical REIT Inc.	46,224	420
	Diversified Healthcare Trust	135,185	412
	Brandywine Realty Trust	91,620	410
	Gladstone Commercial Corp.	28,553	407
	Universal Health Realty Income Trust	9,107	356
	Alexander's Inc.	1,565	352
	Chatham Lodging Trust	40,057	341
*	Forestar Group Inc.	10,316	330
	CBL & Associates Properties Inc.	14,100	330
	Saul Centers Inc.	8,462	311
	One Liberty Properties Inc.	13,037	306
*	Tejon Ranch Co.	17,443	298
	Gladstone Land Corp.	21,191	290
	CTO Realty Growth Inc.	15,777	275
	Ares Commercial Real Estate Corp.	39,600	263
	Farmland Partners Inc.	22,674	261
	Peakstone Realty Trust	23,900	253
	NET Lease Office Properties	9,912	244
	RMR Group Inc. Class A	10,425	236
*	Anywhere Real Estate Inc.	69,700	231
	Industrial Logistics Properties Trust	57,267	211
*	FRP Holdings Inc.	6,856	196
	BRT Apartments Corp.	10,834	189
	Postal Realty Trust Inc. Class A	12,803	171
*	Maui Land & Pineapple Co. Inc.	7,400	163
	Orion Office REIT Inc.	42,982	154
*	Seritage Growth Properties Class A	31,500	147
	RE/MAX Holdings Inc. Class A	15,637	127
	Bridge Investment Group Holdings Inc. Class A	16,783	125
*	Star Holdings	10,381	125
	Alpine Income Property Trust Inc.	7,700	120
	City Office REIT Inc.	23,669	118
	Modiv Industrial Inc. Class C	7,600	107
	Braemar Hotels & Resorts Inc.	41,700	106
*	Stratus Properties Inc.	3,856	97
	Franklin Street Properties Corp.	50,715	78
	Office Properties Income Trust	36,326	74
*	Douglas Elliman Inc.	53,336	62
	Global Self Storage Inc.	10,820	53
	Clipper Realty Inc.	14,042	51
*	Offerpad Solutions Inc.	10,420	46
	Bluerock Homes Trust Inc.	2,589	45
*	Ashford Hospitality Trust Inc.	33,216	32
*	Sotherly Hotels Inc.	10,121	12
*	Rafael Holdings Inc. Class B	7,114	10
*	Fathom Holdings Inc.	5,900	10
	Creative Media & Community Trust Corp.	2,200	6
*,2	Spirit MTA REIT	44,200	4
*	Altisource Portfolio Solutions SA	1,131	2
			883,130
Technology (21.6%)
	Microsoft Corp.	4,861,242	2,172,732
	Apple Inc.	9,528,584	2,006,910
	NVIDIA Corp.	15,286,624	1,888,510
	Meta Platforms Inc. Class A	1,433,499	722,799
	Alphabet Inc. Class A	3,837,431	698,988
	Alphabet Inc. Class C	3,128,075	573,752

Balanced Index Fund
		Shares	Market Value• ($000)
	Broadcom Inc.	303,126	486,678
*	Advanced Micro Devices Inc.	1,057,359	171,514
*	Adobe Inc.	293,006	162,777
	Salesforce Inc.	601,934	154,757
	Oracle Corp.	1,079,118	152,371
	QUALCOMM Inc.	730,151	145,431
	Applied Materials Inc.	541,542	127,799
	Texas Instruments Inc.	595,683	115,878
	Intuit Inc.	173,635	114,115
*	ServiceNow Inc.	134,074	105,472
	International Business Machines Corp.	600,982	103,940
	Micron Technology Inc.	724,625	95,310
	Lam Research Corp.	85,452	90,994
	Intel Corp.	2,784,682	86,242
	Analog Devices Inc.	324,883	74,158
	KLA Corp.	88,084	72,626
*	Palo Alto Networks Inc.	211,769	71,792
*	Synopsys Inc.	100,262	59,662
*	Crowdstrike Holdings Inc. Class A	150,973	57,851
*	Cadence Design Systems Inc.	178,223	54,848
	Amphenol Corp. Class A	785,069	52,890
	Marvell Technology Inc.	566,995	39,633
	Roper Technologies Inc.	70,068	39,495
*	Autodesk Inc.	140,252	34,705
*	Palantir Technologies Inc. Class A	1,323,404	33,522
	Microchip Technology Inc.	350,354	32,057
*	Workday Inc. Class A	138,548	30,974
	TE Connectivity Ltd.	199,466	30,006
*	Super Micro Computer Inc.	32,572	26,688
*	Snowflake Inc. Class A	196,962	26,608
	Monolithic Power Systems Inc.	30,214	24,826
*	Fortinet Inc.	400,716	24,151
*	Datadog Inc. Class A	181,814	23,579
	Dell Technologies Inc. Class C	170,895	23,568
*	DoorDash Inc. Class A	212,286	23,092
	Cognizant Technology Solutions Corp. Class A	326,386	22,194
*	Gartner Inc.	48,234	21,660
	HP Inc.	607,654	21,280
	Vertiv Holdings Co. Class A	233,461	20,211
	Corning Inc.	506,332	19,671
	CDW Corp.	87,481	19,582
*	ON Semiconductor Corp.	281,516	19,298
*	HubSpot Inc.	31,699	18,696
*	ANSYS Inc.	56,989	18,322
*	Atlassian Corp. Class A	102,331	18,100
	Hewlett Packard Enterprise Co.	845,657	17,903
*	Pinterest Inc. Class A	392,917	17,316
	NetApp Inc.	134,427	17,314
*	Western Digital Corp.	214,170	16,228
*	Cloudflare Inc. Class A	188,045	15,576
	Teradyne Inc.	102,211	15,157
	Seagate Technology Holdings plc	138,131	14,265
*,1	MicroStrategy Inc. Class A	10,331	14,231
*	Tyler Technologies Inc.	27,906	14,031
*	PTC Inc.	74,890	13,605
	Entegris Inc.	98,938	13,396
*	Pure Storage Inc. Class A	202,779	13,020
	Leidos Holdings Inc.	88,603	12,925
*	GoDaddy Inc. Class A	92,381	12,907
*	Zscaler Inc.	59,119	11,362
*	MongoDB Inc. Class A	45,136	11,282
	Skyworks Solutions Inc.	105,527	11,247
*	Snap Inc. Class A	675,566	11,221
*	AppLovin Corp. Class A	125,657	10,457
*	VeriSign Inc.	56,211	9,994
*	Manhattan Associates Inc.	40,086	9,888
*	Okta Inc. Class A	105,438	9,870
*	Zoom Video Communications Inc. Class A	154,660	9,154
*	Nutanix Inc. Class A	158,956	9,037
*	Akamai Technologies Inc.	100,172	9,024

Balanced Index Fund
		Shares	Market Value• ($000)
	Gen Digital Inc.	350,890	8,765
	SS&C Technologies Holdings Inc.	137,807	8,636
*	Dynatrace Inc.	184,504	8,255
	Jabil Inc.	74,811	8,139
*	Guidewire Software Inc.	54,813	7,558
*	Qorvo Inc.	62,273	7,226
*	Coherent Corp.	99,097	7,181
*	DocuSign Inc. Class A	133,361	7,135
*	Onto Innovation Inc.	32,199	7,070
*	Toast Inc. Class A	267,952	6,905
*	EPAM Systems Inc.	35,961	6,765
*	F5 Inc.	38,273	6,592
*	Elastic NV	56,404	6,425
	Universal Display Corp.	29,595	6,222
*	CACI International Inc. Class A	14,401	6,194
*	Fabrinet	23,982	5,871
*	Twilio Inc. Class A	100,964	5,736
	KBR Inc.	87,526	5,614
*	Lattice Semiconductor Corp.	90,536	5,250
*	Match Group Inc.	172,142	5,230
	Bentley Systems Inc. Class B	104,025	5,135
	TD SYNNEX Corp.	42,748	4,933
*	Dayforce Inc.	96,614	4,792
	Paycom Software Inc.	32,165	4,601
*	Cirrus Logic Inc.	35,591	4,544
*	SPS Commerce Inc.	23,876	4,493
*	Procore Technologies Inc.	67,475	4,474
*	Samsara Inc. Class A	128,691	4,337
*	Arrow Electronics Inc.	35,151	4,245
*	MACOM Technology Solutions Holdings Inc.	37,536	4,184
*	Insight Enterprises Inc.	21,038	4,173
*	Rambus Inc.	70,983	4,171
*	Confluent Inc. Class A	137,049	4,047
	Science Applications International Corp.	33,941	3,990
*	Kyndryl Holdings Inc.	149,980	3,946
*	Novanta Inc.	23,712	3,868
*	SentinelOne Inc. Class A	179,850	3,786
*	Smartsheet Inc. Class A	83,100	3,663
*	Gitlab Inc. Class A	73,419	3,650
*	Altair Engineering Inc. Class A	37,204	3,649
*	CommVault Systems Inc.	28,703	3,489
*	UiPath Inc. Class A	274,862	3,485
*	Dropbox Inc. Class A	153,929	3,459
*	Varonis Systems Inc. Class B	71,148	3,413
*	CCC Intelligent Solutions Holdings Inc.	301,513	3,350
*	Tenable Holdings Inc.	75,640	3,296
*	Aspen Technology Inc.	16,448	3,267
*	HashiCorp Inc. Class A	95,374	3,213
*	Qualys Inc.	22,491	3,207
*	Appfolio Inc. Class A	13,021	3,185
	Avnet Inc.	60,384	3,109
	Dolby Laboratories Inc. Class A	38,878	3,080
*	FormFactor Inc.	48,721	2,949
*	Axcelis Technologies Inc.	20,681	2,941
	Amkor Technology Inc.	72,270	2,892
*	Unity Software Inc.	177,256	2,882
*	Maplebear Inc.	88,689	2,850
*	Credo Technology Group Holding Ltd.	88,413	2,824
	Advanced Energy Industries Inc.	25,068	2,726
*	ZoomInfo Technologies Inc. Class A	210,630	2,690
	Power Integrations Inc.	37,884	2,659
*	Blackbaud Inc.	33,708	2,568
*	Parsons Corp.	31,082	2,543
*	Workiva Inc. Class A	32,535	2,375
*	Box Inc. Class A	88,670	2,344
	Concentrix Corp.	36,434	2,306
*	Synaptics Inc.	25,818	2,277
*	Cleanspark Inc.	142,176	2,268
*	DXC Technology Co.	117,916	2,251
*	Impinj Inc.	14,249	2,234

Balanced Index Fund
		Shares	Market Value• ($000)
*	Five9 Inc.	49,673	2,191
*	Sanmina Corp.	32,926	2,181
*	Q2 Holdings Inc.	36,087	2,177
*	Silicon Laboratories Inc.	19,452	2,152
*	JFrog Ltd.	56,634	2,127
*	IAC Inc.	45,252	2,120
*	Teradata Corp.	61,154	2,113
	Dun & Bradstreet Holdings Inc.	219,923	2,037
*,1	C3.ai Inc. Class A	69,307	2,007
*	Diodes Inc.	27,665	1,990
*	Envestnet Inc.	31,755	1,988
*	Alarm.com Holdings Inc.	31,057	1,973
*	Zeta Global Holdings Corp. Class A	107,775	1,902
	Vishay Intertechnology Inc.	84,186	1,877
*	Rapid7 Inc.	43,221	1,868
*	Wolfspeed Inc.	81,279	1,850
*	Plexus Corp.	17,332	1,788
*	Perficient Inc.	23,696	1,772
*	Freshworks Inc. Class A	139,292	1,768
*	DoubleVerify Holdings Inc.	89,642	1,745
*	Ziff Davis Inc.	31,680	1,744
	Pegasystems Inc.	28,205	1,707
*	Agilysys Inc.	16,260	1,693
*	nCino Inc.	53,770	1,691
*	BlackLine Inc.	34,589	1,676
*	Veeco Instruments Inc.	35,042	1,637
*	Squarespace Inc. Class A	36,257	1,582
*	IPG Photonics Corp.	18,225	1,538
*	Yelp Inc. Class A	40,888	1,511
	Progress Software Corp.	26,937	1,462
*	Braze Inc. Class A	37,562	1,459
*	RingCentral Inc. Class A	51,637	1,456
*	Ambarella Inc.	26,373	1,423
*	Allegro MicroSystems Inc.	50,143	1,416
*	Rogers Corp.	11,580	1,397
*	Ultra Clean Holdings Inc.	28,144	1,379
*	Vertex Inc. Class A	37,844	1,364
*	Cargurus Inc. Class A	51,568	1,351
*	ePlus Inc.	18,200	1,341
*	SiTime Corp.	10,720	1,333
*	PagerDuty Inc.	57,717	1,323
*	Informatica Inc. Class A	42,515	1,313
*	LiveRamp Holdings Inc.	40,555	1,255
*	Semtech Corp.	40,268	1,203
*	DigitalOcean Holdings Inc.	34,221	1,189
*	Verint Systems Inc.	36,366	1,171
*	TTM Technologies Inc.	59,292	1,152
*	Core Scientific Inc.	123,361	1,147
*	Reddit Inc. Class A	17,952	1,147
*	NCR Voyix Corp.	92,673	1,145
*	PAR Technology Corp.	23,528	1,108
	Clear Secure Inc. Class A	58,769	1,100
*	Sprout Social Inc. Class A	30,332	1,082
*	Klaviyo Inc. Class A	42,972	1,070
*	Intapp Inc.	29,039	1,065
*	Magnite Inc.	79,608	1,058
*	Cohu Inc.	31,017	1,027
*	MaxLinear Inc. Class A	50,937	1,026
*	Everbridge Inc.	28,790	1,007
*	Photronics Inc.	39,053	963
	CTS Corp.	18,505	937
*	AvePoint Inc.	89,161	929
*,1	Astera Labs Inc.	15,165	918
*	Zuora Inc. Class A	91,365	907
*	PROS Holdings Inc.	30,175	865
*	NetScout Systems Inc.	46,930	858
*	Schrodinger Inc.	43,832	848
*	Upwork Inc.	77,981	838
*	PDF Solutions Inc.	22,859	832
*	Jamf Holding Corp.	49,955	824

Balanced Index Fund
		Shares	Market Value• ($000)
	Benchmark Electronics Inc.	20,539	810
*	Ichor Holdings Ltd.	20,918	806
*,1	Hut 8 Corp.	53,784	806
*,1	IonQ Inc.	113,400	797
*	Appian Corp. Class A	25,655	792
*	Terawulf Inc.	177,015	788
*	Alkami Technology Inc.	27,498	783
*,1	SoundHound AI Inc. Class A	197,478	780
	Xerox Holdings Corp.	66,559	773
*	Matterport Inc.	172,084	769
*	ACM Research Inc. Class A	32,940	760
	CSG Systems International Inc.	18,466	760
*	Asana Inc. Class A	52,246	731
*	Sprinklr Inc. Class A	75,491	726
*	N-able Inc.	46,354	706
*	Bumble Inc. Class A	66,383	698
*	SMART Global Holdings Inc.	30,223	691
	A10 Networks Inc.	49,754	689
*	ScanSource Inc.	15,414	683
	Adeia Inc.	60,232	674
*	Paycor HCM Inc.	52,865	671
	Shutterstock Inc.	17,076	661
*	Diebold Nixdorf Inc.	17,052	656
*	E2open Parent Holdings Inc.	134,789	605
*,1	Trump Media & Technology Group Corp.	18,304	599
*	Fastly Inc. Class A	79,756	588
*	TechTarget Inc.	18,851	588
*	Alpha & Omega Semiconductor Ltd.	15,358	574
*	PubMatic Inc. Class A	26,866	546
*	indie Semiconductor Inc. Class A	86,118	531
*	Cipher Mining Inc.	124,529	517
	PC Connection Inc.	7,992	513
	Simulations Plus Inc.	10,335	503
*	Rubrik Inc. Class A	15,581	478
*	SEMrush Holdings Inc. Class A	34,076	456
*	Vimeo Inc.	110,126	411
*	NerdWallet Inc. Class A	27,858	407
*	Couchbase Inc.	21,711	396
	SolarWinds Corp.	32,181	388
*	Grid Dynamics Holdings Inc.	36,378	382
*	Yext Inc.	67,569	362
*	Kimball Electronics Inc.	16,381	360
*	Digimarc Corp.	11,500	357
*	Amplitude Inc. Class A	40,098	357
*	Mitek Systems Inc.	31,555	353
*	nLight Inc.	32,121	351
	Hackett Group Inc.	15,802	343
*	BigCommerce Holdings Inc.	42,020	339
*	Ibotta Inc. Class A	4,512	339
*	Vivid Seats Inc. Class A	57,212	329
*	MeridianLink Inc.	15,154	324
*	Xometry Inc. Class A	27,395	317
*	CEVA Inc.	16,301	314
*	Olo Inc. Class A	70,610	312
*	Navitas Semiconductor Corp. Class A	79,200	311
*	Blend Labs Inc. Class A	130,700	308
*	SmartRent Inc. Class A	126,100	301
*	Eventbrite Inc. Class A	60,790	294
*	OneSpan Inc.	22,719	291
*	Daktronics Inc.	20,365	284
	NVE Corp.	3,806	284
*	Weave Communications Inc.	31,472	284
*	3D Systems Corp.	91,666	281
*,1	Applied Digital Corp.	45,400	270
*	EverQuote Inc. Class A	12,900	269
*,1	Rumble Inc.	47,800	265
*	MediaAlpha Inc. Class A	19,925	262
*	Bandwidth Inc. Class A	15,236	257
*	Nextdoor Holdings Inc.	90,500	252
*	Planet Labs PBC	134,700	251

Balanced Index Fund
		Shares	Market Value• ($000)
	Immersion Corp.	25,933	244
	Methode Electronics Inc.	23,510	243
	American Software Inc. Class A	26,372	241
*,1	Getty Images Holdings Inc.	73,000	238
	Climb Global Solutions Inc.	3,752	236
*	Aehr Test Systems	19,324	216
*	Innodata Inc.	14,173	210
*	Ouster Inc.	21,361	210
*	Groupon Inc. Class A	13,144	201
*	Unisys Corp.	48,242	199
*	Consensus Cloud Solutions Inc.	11,103	191
*	ON24 Inc.	31,300	188
*	TrueCar Inc.	59,207	185
*	Thoughtworks Holding Inc.	65,183	185
*	Red Violet Inc.	6,626	168
*	Domo Inc. Class B	21,491	166
*	Telos Corp.	38,079	153
*	Tucows Inc. Class A	7,729	149
*	Innovid Corp.	80,434	149
	ReposiTrak Inc.	9,689	148
*	Viant Technology Inc. Class A	14,808	146
*,1	MicroVision Inc.	128,598	136
*	Definitive Healthcare Corp. Class A	23,692	129
*	Enfusion Inc. Class A	14,958	127
*	Rackspace Technology Inc.	41,198	123
*	SkyWater Technology Inc.	15,297	117
*	Asure Software Inc.	13,700	115
*	Arteris Inc.	15,000	113
*	Digital Turbine Inc.	67,013	111
*	AXT Inc.	32,600	110
*	1stdibs.com Inc.	23,800	107
*	eGain Corp.	16,436	104
*	FiscalNote Holdings Inc.	70,600	103
	CSP Inc.	6,362	95
*	Identiv Inc.	21,679	93
*	Porch Group Inc.	60,900	92
*,1	BigBear.ai Holdings Inc.	58,366	88
*	DLH Holdings Corp.	8,200	87
*	Rimini Street Inc.	27,624	85
	Richardson Electronics Ltd.	7,000	83
*	Synchronoss Technologies Inc.	8,956	83
*	Rigetti Computing Inc.	75,200	80
*	Brightcove Inc.	33,486	79
*	Backblaze Inc. Class A	12,200	75
*	Cerence Inc.	26,089	74
*	Kaltura Inc.	61,000	73
*	WM Technology Inc.	69,888	73
*	Amtech Systems Inc.	11,877	70
*	CoreCard Corp.	4,500	66
*,1	Atomera Inc.	16,254	62
*	inTEST Corp.	6,257	62
*	Intevac Inc.	15,339	59
*	SecureWorks Corp. Class A	8,244	58
*	Kopin Corp.	64,443	54
*,1	BuzzFeed Inc. Class A	19,525	54
*	Upland Software Inc.	21,208	53
*	Everspin Technologies Inc.	8,413	50
*	NextNav Inc.	5,950	48
*,1	Veritone Inc.	20,477	46
*	Aeva Technologies Inc.	18,120	46
*	Flux Power Holdings Inc.	14,200	44
*,1	QuickLogic Corp.	4,076	42
*	comScore Inc.	2,920	41
*	Expensify Inc. Class A	26,560	40
*	AstroNova Inc.	2,465	38
*	Zedge Inc. Class B	12,613	38
*	Pixelworks Inc.	32,934	32
*	LivePerson Inc.	49,636	29
*	Phunware Inc.	4,864	27
*,1	Edgio Inc.	2,413	26

Balanced Index Fund
		Shares	Market Value• ($000)
*	GSI Technology Inc.	9,342	25
*	authID Inc.	2,200	23
*	TransAct Technologies Inc.	5,458	21
*	Beachbody Co. Inc.	2,336	20
*	VirnetX Holding Corp.	2,607	18
*	Inuvo Inc.	65,578	17
*	Quantum Corp.	30,873	13
*	System1 Inc.	8,157	12
*	Silvaco Group Inc.	657	12
*	CVD Equipment Corp.	2,737	11
*	Data I/O Corp.	3,396	9
*	Key Tronic Corp.	2,174	9
*	Nutex Health Inc.	14,589	9
*	Alpine 4 Holdings Inc.	14,638	7
*,1	Presto Automation Inc.	29,303	2
			12,004,426
Telecommunications (1.1%)
	Cisco Systems Inc.	2,383,473	113,239
	Verizon Communications Inc.	2,482,286	102,369
	Comcast Corp. Class A	2,557,328	100,145
	AT&T Inc.	4,690,838	89,642
	T-Mobile US Inc.	344,013	60,608
*	Arista Networks Inc.	163,973	57,469
	Motorola Solutions Inc.	109,276	42,186
*	Charter Communications Inc. Class A	61,322	18,333
	Juniper Networks Inc.	215,244	7,848
*	Roku Inc. Class A	81,125	4,862
*	Ciena Corp.	92,845	4,473
*	Frontier Communications Parent Inc.	165,737	4,339
*	Liberty Broadband Corp. Class C	78,105	4,282
*	Lumentum Holdings Inc.	45,095	2,296
	InterDigital Inc.	15,905	1,854
	Iridium Communications Inc.	67,806	1,805
	Cogent Communications Holdings Inc.	28,900	1,631
*	EchoStar Corp. Class A	81,877	1,458
*	Calix Inc.	37,005	1,311
	Telephone & Data Systems Inc.	55,278	1,146
	Cable One Inc.	2,861	1,013
*	Extreme Networks Inc.	74,880	1,007
*	Viasat Inc.	78,413	996
*	Viavi Solutions Inc.	144,373	992
*,1	AST SpaceMobile Inc. Class A	79,948	928
*	Infinera Corp.	150,583	917
*	Harmonic Inc.	73,673	867
*	Lumen Technologies Inc.	696,189	766
*	Globalstar Inc.	528,607	592
*	Digi International Inc.	24,409	560
*	Liberty Broadband Corp. Class A	10,222	558
	IDT Corp. Class B	15,089	542
	Shenandoah Telecommunications Co.	31,810	519
*	Gogo Inc.	47,220	454
*	United States Cellular Corp.	7,418	414
*	Powerfleet Inc.	81,145	371
*	Clearfield Inc.	9,579	369
*	Anterix Inc.	8,305	329
*	NETGEAR Inc.	18,962	290
	ADTRAN Holdings Inc.	54,634	287
*	Altice USA Inc. Class A	136,545	279
*	Applied Optoelectronics Inc.	31,463	261
*	fuboTV Inc.	202,554	251
*	Lightwave Logic Inc.	79,946	239
*	Consolidated Communications Holdings Inc.	54,100	238
*	Xperi Inc.	27,800	228
*	Ribbon Communications Inc.	63,300	208
*	Aviat Networks Inc.	7,168	206
*	Ooma Inc.	19,530	194
*	WideOpenWest Inc.	35,637	193
	ATN International Inc.	8,375	191
*	8x8 Inc.	81,172	180

Balanced Index Fund
		Shares	Market Value• ($000)
*	CommScope Holding Co. Inc.	141,900	175
	Spok Holdings Inc.	7,800	115
*	Inseego Corp.	6,806	73
*	Comtech Telecommunications Corp.	22,650	69
*	Genasys Inc.	27,790	59
*	Lantronix Inc.	14,911	53
*	Airgain Inc.	8,585	52
*	KVH Industries Inc.	9,132	42
*	Cambium Networks Corp.	11,400	32
*	SurgePays Inc.	8,139	26
*	DZS Inc.	16,287	19
	Network-1 Technologies Inc.	2,710	5
			637,455
Utilities (1.6%)
	NextEra Energy Inc.	1,344,731	95,220
	Waste Management Inc.	262,140	55,925
	Southern Co.	715,660	55,514
	Duke Energy Corp.	503,875	50,503
	Constellation Energy Corp.	206,517	41,359
	Sempra	414,788	31,549
	American Electric Power Co. Inc.	344,497	30,226
	PG&E Corp.	1,713,302	29,914
	Waste Connections Inc.	168,426	29,535
	Dominion Energy Inc.	549,643	26,933
	Republic Services Inc. Class A	133,440	25,933
	Public Service Enterprise Group Inc.	326,540	24,066
	Exelon Corp.	654,906	22,666
	Consolidated Edison Inc.	225,747	20,186
	Vistra Corp.	228,619	19,657
	Xcel Energy Inc.	361,814	19,324
	Edison International	252,002	18,096
	American Water Works Co. Inc.	126,850	16,384
	WEC Energy Group Inc.	206,431	16,197
	Entergy Corp.	138,691	14,840
	FirstEnergy Corp.	355,720	13,613
	DTE Energy Co.	121,808	13,522
	PPL Corp.	482,531	13,342
	Eversource Energy	229,111	12,993
	CenterPoint Energy Inc.	418,040	12,951
	Ameren Corp.	174,181	12,386
	CMS Energy Corp.	193,380	11,512
	Atmos Energy Corp.	98,198	11,455
	NRG Energy Inc.	136,932	10,662
	Alliant Energy Corp.	166,724	8,486
	NiSource Inc.	290,248	8,362
	AES Corp.	468,903	8,239
	Evergy Inc.	141,577	7,499
*	Clean Harbors Inc.	32,242	7,292
	Essential Utilities Inc.	160,115	5,977
	Pinnacle West Capital Corp.	73,744	5,633
	OGE Energy Corp.	129,949	4,639
*	Casella Waste Systems Inc. Class A	38,253	3,795
*	Stericycle Inc.	62,210	3,616
	UGI Corp.	141,374	3,237
	National Fuel Gas Co.	59,277	3,212
	IDACORP Inc.	33,940	3,162
	Southwest Gas Holdings Inc.	44,162	3,108
	Portland General Electric Co.	68,558	2,964
	Ormat Technologies Inc.	39,176	2,809
	New Jersey Resources Corp.	62,670	2,679
	Black Hills Corp.	46,400	2,523
	ONE Gas Inc.	38,050	2,429
	ALLETE Inc.	37,548	2,341
	PNM Resources Inc.	60,220	2,226
	Spire Inc.	33,955	2,062
	Northwestern Energy Group Inc.	40,162	2,011
	California Water Service Group	39,338	1,908
	Avista Corp.	53,261	1,843
	MGE Energy Inc.	24,033	1,796

Balanced Index Fund
				Shares	Market Value• ($000)
		Avangrid Inc.		49,700	1,766
		American States Water Co.		23,590	1,712
*		Sunrun Inc.		141,967	1,684
		Chesapeake Utilities Corp.		15,020	1,595
		SJW Group		20,206	1,096
		Clearway Energy Inc. Class C		42,071	1,039
		Northwest Natural Holding Co.		25,775	931
		Hawaiian Electric Industries Inc.		76,397	689
		Middlesex Water Co.		12,757	667
		Unitil Corp.		11,718	607
*		Enviri Corp.		61,710	533
*,1		NuScale Power Corp. Class A		43,900	513
		Clearway Energy Inc. Class A		19,985	453
*		Sunnova Energy International Inc.		71,764	400
		York Water Co.		9,385	348
		Excelerate Energy Inc. Class A		12,138	224
		Artesian Resources Corp. Class A		6,216	219
		Aris Water Solutions Inc. Class A		13,681	214
*		Arq Inc.		33,167	201
		Genie Energy Ltd. Class B		13,020	190
*		Altus Power Inc. Class A		47,800	187
*		Quest Resource Holding Corp.		16,000	141
		Global Water Resources Inc.		11,264	136
*		Net Power Inc.		12,800	126
		RGC Resources Inc.		5,719	117
*		Pure Cycle Corp.		12,111	116
*		Cadiz Inc.		31,280	97
*		Perma-Fix Environmental Services Inc.		5,905	60
*,1		Vertex Energy Inc.		42,599	40
*		Aqua Metals Inc.		95,200	30
					876,442
Total Common Stocks (Cost $7,411,041)					34,150,594
Preferred Stocks (0.0%)
*,1,2		Next Bridge Hydrocarbons Inc. Preference Shares (Cost $138)		47,692	—
Rights (0.0%)
*,1,2		Tobira Therapeutics Inc. CVR Exp. 12/31/28		9,469	43
*,2		Inhibrx Inc. CVR		26,986	17
*,2		Imara Inc. CVR		11,325	14
*,2		Spectrum Pharmaceuticals Inc. CVR		118,300	10
*,2		Adamas Pharmaceuticals Inc. CVR		59,600	4
*,1,2		Oncternal Therapeutics Inc. CVR		2,749	3
*,2		Strongbridge Biopharma plc CVR		45,300	2
*,2		Gyre Therapeutics Inc. CVR		23,975	2
*,2		Surface Oncology Inc. CVR		24,474	2
*,2		Ocera Therapeutics Inc. CVR		3,700	1
*,2		Aduro Biotech Inc. CVR		6,844	1
*,2		Miragen Therapeutics Inc. CVR		36,076	1
*,2		Ambit Biosciences Corp. CVR		1,900	—
*,2		F-star Therapeutics Inc. CVR		5,459	—
*,2		Pineapple Energy Inc. CVR		463	—
*,1,2		Sesen Bio Inc. CVR		128,046	—
*,2		Dianthus Therapeutics Inc. CVR		4,251	—
Total Rights (Cost $181)					100
Warrants (0.0%)
*		Geron Corp. Exp. 12/31/25		39,917	60
*,2		Athenex Inc. Exp. 8/15/27		13,166	—
*		Danimer Scientific Inc. Exp. 7/15/25		21,733	—
Total Warrants (Cost $—)					60
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (25.4%)
U.S. Government Securities (17.6%)
	United States Treasury Note/Bond	3.000%	7/15/25	26,313	25,758

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	0.250%	7/31/25	35,682	33,887
	United States Treasury Note/Bond	2.875%	7/31/25	31,625	30,894
	United States Treasury Note/Bond	4.750%	7/31/25	20,155	20,083
	United States Treasury Note/Bond	2.000%	8/15/25	52,747	50,991
	United States Treasury Note/Bond	3.125%	8/15/25	25,123	24,593
	United States Treasury Note/Bond	0.250%	8/31/25	33,812	31,984
	United States Treasury Note/Bond	2.750%	8/31/25	29,964	29,182
	United States Treasury Note/Bond	5.000%	8/31/25	31,269	31,240
	United States Treasury Note/Bond	3.500%	9/15/25	35,560	34,915
	United States Treasury Note/Bond	0.250%	9/30/25	39,495	37,236
	United States Treasury Note/Bond	3.000%	9/30/25	17,932	17,492
	United States Treasury Note/Bond	5.000%	9/30/25	27,508	27,495
	United States Treasury Note/Bond	4.250%	10/15/25	32,529	32,219
	United States Treasury Note/Bond	0.250%	10/31/25	43,622	40,984
	United States Treasury Note/Bond	3.000%	10/31/25	15,773	15,369
	United States Treasury Note/Bond	5.000%	10/31/25	5,809	5,809
	United States Treasury Note/Bond	2.250%	11/15/25	47,475	45,769
	United States Treasury Note/Bond	4.500%	11/15/25	85,950	85,413
	United States Treasury Note/Bond	0.375%	11/30/25	41,658	39,074
	United States Treasury Note/Bond	2.875%	11/30/25	19,247	18,706
	United States Treasury Note/Bond	4.875%	11/30/25	35,900	35,855
	United States Treasury Note/Bond	4.000%	12/15/25	32,531	32,109
	United States Treasury Note/Bond	0.375%	12/31/25	26,597	24,868
	United States Treasury Note/Bond	2.625%	12/31/25	17,544	16,968
	United States Treasury Note/Bond	4.250%	12/31/25	35,210	34,869
	United States Treasury Note/Bond	3.875%	1/15/26	34,457	33,940
	United States Treasury Note/Bond	0.375%	1/31/26	78,780	73,401
	United States Treasury Note/Bond	2.625%	1/31/26	45,000	43,453
	United States Treasury Note/Bond	4.250%	1/31/26	28,374	28,103
	United States Treasury Note/Bond	1.625%	2/15/26	59,937	56,921
	United States Treasury Note/Bond	4.000%	2/15/26	29,789	29,384
	United States Treasury Note/Bond	0.500%	2/28/26	54,345	50,592
	United States Treasury Note/Bond	4.625%	2/28/26	50,295	50,114
	United States Treasury Note/Bond	4.625%	3/15/26	117,990	117,584
	United States Treasury Note/Bond	0.750%	3/31/26	59,340	55,335
	United States Treasury Note/Bond	2.250%	3/31/26	25,535	24,450
	United States Treasury Note/Bond	4.500%	3/31/26	55,129	54,836
	United States Treasury Note/Bond	3.750%	4/15/26	4,640	4,557
	United States Treasury Note/Bond	0.750%	4/30/26	31,316	29,119
	United States Treasury Note/Bond	2.375%	4/30/26	17,065	16,350
	United States Treasury Note/Bond	4.875%	4/30/26	5,559	5,568
	United States Treasury Note/Bond	1.625%	5/15/26	50,327	47,512
	United States Treasury Note/Bond	3.625%	5/15/26	128,106	125,484
	United States Treasury Note/Bond	0.750%	5/31/26	36,415	33,769
	United States Treasury Note/Bond	2.125%	5/31/26	17,795	16,944
	United States Treasury Note/Bond	4.875%	5/31/26	38,984	39,063
	United States Treasury Note/Bond	4.125%	6/15/26	50,659	50,073
	United States Treasury Note/Bond	0.875%	6/30/26	42,111	39,065
	United States Treasury Note/Bond	1.875%	6/30/26	16,182	15,312
[6]	United States Treasury Note/Bond	4.625%	6/30/26	10,690	10,672
	United States Treasury Note/Bond	4.500%	7/15/26	73,958	73,634
	United States Treasury Note/Bond	0.625%	7/31/26	50,979	46,893
	United States Treasury Note/Bond	1.875%	7/31/26	15,760	14,881
	United States Treasury Note/Bond	1.500%	8/15/26	51,245	47,954
	United States Treasury Note/Bond	4.375%	8/15/26	35,727	35,493
	United States Treasury Note/Bond	6.750%	8/15/26	3,095	3,220
	United States Treasury Note/Bond	0.750%	8/31/26	21,498	19,771
	United States Treasury Note/Bond	4.625%	9/15/26	65,610	65,538
	United States Treasury Note/Bond	0.875%	9/30/26	64,685	59,530
	United States Treasury Note/Bond	4.625%	10/15/26	55,006	54,954
	United States Treasury Note/Bond	1.125%	10/31/26	17,773	16,401
	United States Treasury Note/Bond	1.625%	10/31/26	20,445	19,091
	United States Treasury Note/Bond	2.000%	11/15/26	50,899	47,893
	United States Treasury Note/Bond	4.625%	11/15/26	90,254	90,226
	United States Treasury Note/Bond	6.500%	11/15/26	910	954
	United States Treasury Note/Bond	1.250%	11/30/26	28,835	26,632
	United States Treasury Note/Bond	1.625%	11/30/26	25,526	23,787
	United States Treasury Note/Bond	4.375%	12/15/26	27,229	27,076
	United States Treasury Note/Bond	1.250%	12/31/26	41,157	37,942
	United States Treasury Note/Bond	1.750%	12/31/26	19,066	17,797

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.000%	1/15/27	24,113	23,763
United States Treasury Note/Bond	1.500%	1/31/27	55,509	51,372
United States Treasury Note/Bond	2.250%	2/15/27	26,207	24,704
United States Treasury Note/Bond	4.125%	2/15/27	43,620	43,122
United States Treasury Note/Bond	1.125%	2/28/27	11,279	10,313
United States Treasury Note/Bond	1.875%	2/28/27	50,678	47,273
United States Treasury Note/Bond	4.250%	3/15/27	57,223	56,767
United States Treasury Note/Bond	0.625%	3/31/27	24,045	21,625
United States Treasury Note/Bond	2.500%	3/31/27	24,930	23,629
United States Treasury Note/Bond	4.500%	4/15/27	47,161	47,095
United States Treasury Note/Bond	0.500%	4/30/27	22,163	19,805
United States Treasury Note/Bond	2.750%	4/30/27	40,528	38,609
United States Treasury Note/Bond	2.375%	5/15/27	39,787	37,468
United States Treasury Note/Bond	4.500%	5/15/27	48,968	48,907
United States Treasury Note/Bond	0.500%	5/31/27	27,015	24,064
United States Treasury Note/Bond	2.625%	5/31/27	39,701	37,654
United States Treasury Note/Bond	4.625%	6/15/27	32,008	32,103
United States Treasury Note/Bond	0.500%	6/30/27	30,694	27,270
United States Treasury Note/Bond	3.250%	6/30/27	40,890	39,459
United States Treasury Note/Bond	0.375%	7/31/27	52,975	46,717
United States Treasury Note/Bond	2.750%	7/31/27	34,254	32,525
United States Treasury Note/Bond	2.250%	8/15/27	44,310	41,402
United States Treasury Note/Bond	0.500%	8/31/27	6,844	6,042
United States Treasury Note/Bond	3.125%	8/31/27	30,264	29,035
United States Treasury Note/Bond	0.375%	9/30/27	45,460	39,863
United States Treasury Note/Bond	4.125%	9/30/27	25,600	25,312
United States Treasury Note/Bond	0.500%	10/31/27	56,885	49,934
United States Treasury Note/Bond	4.125%	10/31/27	33,084	32,712
United States Treasury Note/Bond	2.250%	11/15/27	49,833	46,360
United States Treasury Note/Bond	6.125%	11/15/27	775	814
United States Treasury Note/Bond	0.625%	11/30/27	69,305	60,923
United States Treasury Note/Bond	3.875%	11/30/27	14,395	14,121
United States Treasury Note/Bond	0.625%	12/31/27	74,020	64,872
United States Treasury Note/Bond	3.875%	12/31/27	13,578	13,319
United States Treasury Note/Bond	0.750%	1/31/28	61,625	54,095
United States Treasury Note/Bond	3.500%	1/31/28	18,603	18,016
United States Treasury Note/Bond	2.750%	2/15/28	39,138	36,888
United States Treasury Note/Bond	1.125%	2/29/28	73,857	65,606
United States Treasury Note/Bond	4.000%	2/29/28	13,288	13,085
United States Treasury Note/Bond	1.250%	3/31/28	72,966	64,974
United States Treasury Note/Bond	3.625%	3/31/28	21,668	21,059
United States Treasury Note/Bond	1.250%	4/30/28	64,511	57,314
United States Treasury Note/Bond	3.500%	4/30/28	11,841	11,452
United States Treasury Note/Bond	2.875%	5/15/28	30,665	28,969
United States Treasury Note/Bond	1.250%	5/31/28	68,185	60,450
United States Treasury Note/Bond	3.625%	5/31/28	29,800	28,953
United States Treasury Note/Bond	1.250%	6/30/28	103,749	91,785
United States Treasury Note/Bond	4.000%	6/30/28	42,341	41,693
United States Treasury Note/Bond	1.000%	7/31/28	84,064	73,425
United States Treasury Note/Bond	4.125%	7/31/28	22,554	22,318
United States Treasury Note/Bond	2.875%	8/15/28	59,890	56,418
United States Treasury Note/Bond	5.500%	8/15/28	4,895	5,104
United States Treasury Note/Bond	1.125%	8/31/28	53,461	46,828
United States Treasury Note/Bond	4.375%	8/31/28	17,517	17,495
United States Treasury Note/Bond	1.250%	9/30/28	85,670	75,282
United States Treasury Note/Bond	4.625%	9/30/28	37,957	38,277
United States Treasury Note/Bond	1.375%	10/31/28	54,550	48,098
United States Treasury Note/Bond	4.875%	10/31/28	30,645	31,224
United States Treasury Note/Bond	3.125%	11/15/28	38,279	36,341
United States Treasury Note/Bond	5.250%	11/15/28	14,810	15,296
United States Treasury Note/Bond	1.500%	11/30/28	76,835	67,999
United States Treasury Note/Bond	4.375%	11/30/28	80,601	80,601
United States Treasury Note/Bond	1.375%	12/31/28	27,340	24,008
United States Treasury Note/Bond	3.750%	12/31/28	32,382	31,562
United States Treasury Note/Bond	1.750%	1/31/29	43,405	38,705
United States Treasury Note/Bond	4.000%	1/31/29	52,413	51,610
United States Treasury Note/Bond	2.625%	2/15/29	53,000	49,133
United States Treasury Note/Bond	1.875%	2/28/29	39,895	35,718
United States Treasury Note/Bond	4.250%	2/28/29	43,909	43,717
United States Treasury Note/Bond	2.375%	3/31/29	45,010	41,170

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.125%	3/31/29	42,410	41,986
	United States Treasury Note/Bond	2.875%	4/30/29	26,210	24,510
	United States Treasury Note/Bond	4.625%	4/30/29	39,042	39,493
	United States Treasury Note/Bond	2.375%	5/15/29	40,671	37,138
	United States Treasury Note/Bond	2.750%	5/31/29	34,370	31,932
	United States Treasury Note/Bond	4.500%	5/31/29	65,626	66,077
	United States Treasury Note/Bond	3.250%	6/30/29	32,740	31,103
[6]	United States Treasury Note/Bond	4.250%	6/30/29	42,750	42,576
	United States Treasury Note/Bond	2.625%	7/31/29	31,430	28,960
	United States Treasury Note/Bond	1.625%	8/15/29	26,167	22,929
	United States Treasury Note/Bond	6.125%	8/15/29	3,462	3,735
	United States Treasury Note/Bond	3.125%	8/31/29	43,880	41,384
	United States Treasury Note/Bond	3.875%	9/30/29	31,540	30,820
	United States Treasury Note/Bond	4.000%	10/31/29	43,225	42,489
	United States Treasury Note/Bond	1.750%	11/15/29	14,500	12,733
	United States Treasury Note/Bond	3.875%	11/30/29	23,001	22,469
	United States Treasury Note/Bond	3.875%	12/31/29	22,936	22,391
	United States Treasury Note/Bond	3.500%	1/31/30	28,360	27,159
	United States Treasury Note/Bond	1.500%	2/15/30	49,629	42,603
	United States Treasury Note/Bond	4.000%	2/28/30	31,267	30,705
	United States Treasury Note/Bond	3.625%	3/31/30	32,760	31,542
	United States Treasury Note/Bond	3.500%	4/30/30	31,267	29,899
	United States Treasury Note/Bond	0.625%	5/15/30	61,827	49,964
	United States Treasury Note/Bond	6.250%	5/15/30	2,570	2,817
	United States Treasury Note/Bond	3.750%	5/31/30	34,745	33,654
	United States Treasury Note/Bond	3.750%	6/30/30	35,775	34,635
	United States Treasury Note/Bond	4.000%	7/31/30	28,266	27,727
	United States Treasury Note/Bond	0.625%	8/15/30	88,711	71,080
	United States Treasury Note/Bond	4.125%	8/31/30	40,363	39,852
	United States Treasury Note/Bond	4.625%	9/30/30	27,910	28,307
	United States Treasury Note/Bond	4.875%	10/31/30	32,461	33,379
	United States Treasury Note/Bond	0.875%	11/15/30	84,936	68,692
	United States Treasury Note/Bond	4.375%	11/30/30	40,335	40,373
	United States Treasury Note/Bond	3.750%	12/31/30	33,592	32,453
	United States Treasury Note/Bond	4.000%	1/31/31	37,088	36,340
	United States Treasury Note/Bond	1.125%	2/15/31	87,768	71,764
	United States Treasury Note/Bond	5.375%	2/15/31	8,005	8,497
	United States Treasury Note/Bond	4.250%	2/28/31	37,465	37,248
	United States Treasury Note/Bond	4.125%	3/31/31	42,531	41,973
	United States Treasury Note/Bond	4.625%	4/30/31	40,597	41,257
	United States Treasury Note/Bond	1.625%	5/15/31	93,328	78,337
	United States Treasury Note/Bond	4.625%	5/31/31	40,424	41,081
[6]	United States Treasury Note/Bond	4.250%	6/30/31	29,050	28,887
	United States Treasury Note/Bond	1.250%	8/15/31	94,807	76,942
	United States Treasury Note/Bond	1.375%	11/15/31	91,466	74,388
	United States Treasury Note/Bond	1.875%	2/15/32	94,466	79,292
	United States Treasury Note/Bond	2.875%	5/15/32	81,874	73,763
	United States Treasury Note/Bond	2.750%	8/15/32	82,840	73,714
	United States Treasury Note/Bond	4.125%	11/15/32	83,882	82,480
	United States Treasury Note/Bond	3.500%	2/15/33	82,436	77,258
	United States Treasury Note/Bond	3.375%	5/15/33	81,833	75,849
	United States Treasury Note/Bond	3.875%	8/15/33	83,980	80,804
	United States Treasury Note/Bond	4.500%	11/15/33	90,547	91,396
	United States Treasury Note/Bond	4.000%	2/15/34	91,494	88,835
	United States Treasury Note/Bond	4.375%	5/15/34	82,031	82,057
	United States Treasury Note/Bond	4.500%	2/15/36	6,734	6,851
	United States Treasury Note/Bond	4.750%	2/15/37	3,885	4,029
	United States Treasury Note/Bond	5.000%	5/15/37	14,986	15,896
	United States Treasury Note/Bond	4.375%	2/15/38	11,517	11,488
	United States Treasury Note/Bond	4.500%	5/15/38	13,544	13,667
	United States Treasury Note/Bond	3.500%	2/15/39	6,398	5,752
	United States Treasury Note/Bond	4.250%	5/15/39	7,883	7,702
	United States Treasury Note/Bond	4.500%	8/15/39	9,884	9,912
	United States Treasury Note/Bond	4.375%	11/15/39	11,686	11,555
	United States Treasury Note/Bond	4.625%	2/15/40	10,000	10,153
	United States Treasury Note/Bond	1.125%	5/15/40	43,885	26,976
	United States Treasury Note/Bond	4.375%	5/15/40	10,919	10,765
	United States Treasury Note/Bond	1.125%	8/15/40	42,196	25,687
	United States Treasury Note/Bond	3.875%	8/15/40	8,449	7,831
	United States Treasury Note/Bond	1.375%	11/15/40	55,330	34,892

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.250%	11/15/40	4,317	4,180
United States Treasury Note/Bond	1.875%	2/15/41	51,471	35,209
United States Treasury Note/Bond	4.750%	2/15/41	5,967	6,125
United States Treasury Note/Bond	2.250%	5/15/41	48,760	35,267
United States Treasury Note/Bond	4.375%	5/15/41	11,000	10,783
United States Treasury Note/Bond	1.750%	8/15/41	56,711	37,447
United States Treasury Note/Bond	3.750%	8/15/41	12,000	10,834
United States Treasury Note/Bond	2.000%	11/15/41	45,355	31,139
United States Treasury Note/Bond	3.125%	11/15/41	10,928	8,999
United States Treasury Note/Bond	2.375%	2/15/42	42,662	31,050
United States Treasury Note/Bond	3.125%	2/15/42	12,579	10,327
United States Treasury Note/Bond	3.000%	5/15/42	11,950	9,588
United States Treasury Note/Bond	3.250%	5/15/42	33,020	27,448
United States Treasury Note/Bond	2.750%	8/15/42	13,006	9,996
United States Treasury Note/Bond	3.375%	8/15/42	32,648	27,577
United States Treasury Note/Bond	2.750%	11/15/42	15,070	11,545
United States Treasury Note/Bond	4.000%	11/15/42	30,693	28,286
United States Treasury Note/Bond	3.125%	2/15/43	12,758	10,326
United States Treasury Note/Bond	3.875%	2/15/43	30,537	27,598
United States Treasury Note/Bond	2.875%	5/15/43	25,464	19,758
United States Treasury Note/Bond	3.875%	5/15/43	31,759	28,658
United States Treasury Note/Bond	3.625%	8/15/43	21,797	18,929
United States Treasury Note/Bond	4.375%	8/15/43	30,140	29,095
United States Treasury Note/Bond	3.750%	11/15/43	19,000	16,788
United States Treasury Note/Bond	4.750%	11/15/43	30,582	30,993
United States Treasury Note/Bond	3.625%	2/15/44	19,823	17,162
United States Treasury Note/Bond	4.500%	2/15/44	29,425	28,869
United States Treasury Note/Bond	3.375%	5/15/44	19,100	15,907
United States Treasury Note/Bond	4.625%	5/15/44	20,615	20,576
United States Treasury Note/Bond	3.125%	8/15/44	23,700	18,930
United States Treasury Note/Bond	3.000%	11/15/44	21,616	16,877
United States Treasury Note/Bond	2.500%	2/15/45	31,348	22,350
United States Treasury Note/Bond	3.000%	5/15/45	13,714	10,656
United States Treasury Note/Bond	2.875%	8/15/45	25,342	19,236
United States Treasury Note/Bond	3.000%	11/15/45	16,493	12,767
United States Treasury Note/Bond	2.500%	2/15/46	30,604	21,557
United States Treasury Note/Bond	2.500%	5/15/46	30,475	21,409
United States Treasury Note/Bond	2.250%	8/15/46	22,919	15,270
United States Treasury Note/Bond	2.875%	11/15/46	12,440	9,336
United States Treasury Note/Bond	3.000%	2/15/47	26,775	20,516
United States Treasury Note/Bond	3.000%	5/15/47	25,582	19,566
United States Treasury Note/Bond	2.750%	8/15/47	32,138	23,410
United States Treasury Note/Bond	2.750%	11/15/47	25,190	18,314
United States Treasury Note/Bond	3.000%	2/15/48	35,038	26,656
United States Treasury Note/Bond	3.125%	5/15/48	36,347	28,260
United States Treasury Note/Bond	3.000%	8/15/48	38,399	29,135
United States Treasury Note/Bond	3.375%	11/15/48	35,136	28,537
United States Treasury Note/Bond	3.000%	2/15/49	39,182	29,680
United States Treasury Note/Bond	2.875%	5/15/49	38,285	28,277
United States Treasury Note/Bond	2.250%	8/15/49	34,100	22,037
United States Treasury Note/Bond	2.375%	11/15/49	34,864	23,146
United States Treasury Note/Bond	2.000%	2/15/50	41,881	25,429
United States Treasury Note/Bond	1.250%	5/15/50	50,081	24,806
United States Treasury Note/Bond	1.375%	8/15/50	54,370	27,814
United States Treasury Note/Bond	1.625%	11/15/50	53,713	29,391
United States Treasury Note/Bond	1.875%	2/15/51	59,930	34,984
United States Treasury Note/Bond	2.375%	5/15/51	60,273	39,686
United States Treasury Note/Bond	2.000%	8/15/51	55,375	33,260
United States Treasury Note/Bond	1.875%	11/15/51	51,786	30,052
United States Treasury Note/Bond	2.250%	2/15/52	50,652	32,259
United States Treasury Note/Bond	2.875%	5/15/52	51,652	37,851
United States Treasury Note/Bond	3.000%	8/15/52	50,563	38,033
United States Treasury Note/Bond	4.000%	11/15/52	56,245	51,235
United States Treasury Note/Bond	3.625%	2/15/53	53,348	45,379
United States Treasury Note/Bond	3.625%	5/15/53	52,584	44,754
United States Treasury Note/Bond	4.125%	8/15/53	51,108	47,594
United States Treasury Note/Bond	4.750%	11/15/53	49,437	51,113
United States Treasury Note/Bond	4.250%	2/15/54	48,808	46,482

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.625%	5/15/54	49,100	49,783
					9,757,821
Agency Bonds and Notes (0.3%)
[7]	AID-Israel	5.500%	9/18/33	400	424
	Federal Farm Credit Banks	4.250%	9/30/25	1,330	1,317
	Federal Farm Credit Banks	5.125%	10/10/25	2,450	2,454
	Federal Farm Credit Banks	4.000%	1/13/26	1,300	1,283
	Federal Farm Credit Banks	3.875%	2/2/26	500	492
	Federal Farm Credit Banks	4.750%	3/9/26	700	699
	Federal Farm Credit Banks	4.750%	5/8/26	2,000	1,998
	Federal Farm Credit Banks	4.375%	6/23/26	600	595
	Federal Farm Credit Banks	4.500%	8/14/26	875	871
	Federal Farm Credit Banks	4.875%	8/28/26	744	746
	Federal Farm Credit Banks	4.750%	5/6/27	996	1,000
	Federal Farm Credit Banks	4.500%	5/20/27	7,675	7,659
	Federal Farm Credit Banks	4.500%	6/7/28	5,000	5,005
	Federal Farm Credit Banks	4.250%	12/15/28	404	401
	Federal Farm Credit Banks	4.750%	4/30/29	742	753
	Federal Home Loan Banks	0.375%	9/4/25	800	757
	Federal Home Loan Banks	4.500%	12/12/25	1,400	1,392
	Federal Home Loan Banks	4.375%	6/12/26	1,225	1,216
	Federal Home Loan Banks	4.625%	11/17/26	2,475	2,474
	Federal Home Loan Banks	1.250%	12/21/26	6,500	5,986
	Federal Home Loan Banks	4.125%	1/15/27	950	939
	Federal Home Loan Banks	4.750%	4/9/27	1,000	1,004
	Federal Home Loan Banks	4.250%	12/10/27	4,000	3,968
	Federal Home Loan Banks	3.250%	6/9/28	2,700	2,580
	Federal Home Loan Banks	4.000%	6/30/28	2,075	2,040
	Federal Home Loan Banks	3.250%	11/16/28	1,965	1,873
	Federal Home Loan Banks	4.750%	12/8/28	165	167
	Federal Home Loan Banks	4.750%	3/10/34	1,300	1,309
	Federal Home Loan Banks	5.500%	7/15/36	2,775	2,996
[8,9]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	4,500	4,280
[9]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	10,500	9,921
[8,9]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,270	2,513
[9]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,141	6,837
[9]	Federal National Mortgage Assn.	0.375%	8/25/25	6,000	5,683
[9]	Federal National Mortgage Assn.	0.500%	11/7/25	8,500	8,009
[9]	Federal National Mortgage Assn.	2.125%	4/24/26	1,600	1,526
[9]	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,728
[9]	Federal National Mortgage Assn.	0.750%	10/8/27	8,500	7,530
[9]	Federal National Mortgage Assn.	6.250%	5/15/29	2,000	2,160
[9]	Federal National Mortgage Assn.	7.125%	1/15/30	2,405	2,711
[9]	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,309
[9]	Federal National Mortgage Assn.	0.875%	8/5/30	7,000	5,659
[9]	Federal National Mortgage Assn.	6.625%	11/15/30	9,320	10,379
[9]	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,374
[8]	Private Export Funding Corp.	1.400%	7/15/28	800	704
[8]	Tennessee Valley Authority	6.750%	11/1/25	2,920	2,983
[8]	Tennessee Valley Authority	2.875%	2/1/27	1,000	956
	Tennessee Valley Authority	3.875%	3/15/28	1,525	1,491
	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,245
	Tennessee Valley Authority	1.500%	9/15/31	1,650	1,335
[8]	Tennessee Valley Authority	4.700%	7/15/33	575	575
	Tennessee Valley Authority	4.650%	6/15/35	500	497
	Tennessee Valley Authority	5.880%	4/1/36	785	861
	Tennessee Valley Authority	5.500%	6/15/38	225	238
	Tennessee Valley Authority	5.250%	9/15/39	2,417	2,489
	Tennessee Valley Authority	3.500%	12/15/42	200	164
	Tennessee Valley Authority	4.250%	9/15/52	500	439
	Tennessee Valley Authority	5.375%	4/1/56	1,580	1,638
	Tennessee Valley Authority	4.625%	9/15/60	519	473
	Tennessee Valley Authority	4.250%	9/15/65	700	594
					145,699
Conventional Mortgage-Backed Securities (7.5%)
[8,9]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	848	788
[8,9]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/37	13,562	12,796
[8,9]	Freddie Mac Gold Pool	3.000%	10/1/24–2/1/47	44,094	39,639
[8,9]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	60,688	55,254

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9]	Freddie Mac Gold Pool	4.000%	7/1/24–11/1/48	33,078	31,015
[8,9]	Freddie Mac Gold Pool	4.500%	10/1/24–1/1/49	15,237	14,746
[8,9]	Freddie Mac Gold Pool	5.000%	10/1/24–1/1/49	4,595	4,569
[8,9]	Freddie Mac Gold Pool	5.500%	4/1/28–6/1/41	4,152	4,193
[8,9]	Freddie Mac Gold Pool	6.000%	2/1/26–5/1/40	2,496	2,564
[8,9]	Freddie Mac Gold Pool	7.000%	9/1/25–12/1/38	177	182
[8,9]	Freddie Mac Gold Pool	7.500%	9/1/24–1/1/32	10	10
[8,9]	Freddie Mac Gold Pool	8.000%	5/1/25–1/1/31	11	11
[8,9]	Freddie Mac Gold Pool	8.500%	1/1/25–5/1/30	1	1
[8]	Ginnie Mae I Pool	3.000%	1/15/26–7/15/43	2,128	1,885
[8]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	3,525	3,239
[8]	Ginnie Mae I Pool	4.000%	10/15/24–6/15/46	5,025	4,723
[8]	Ginnie Mae I Pool	4.500%	10/15/24–2/15/49	4,600	4,473
[8]	Ginnie Mae I Pool	5.000%	5/15/34–4/15/41	2,939	2,928
[8]	Ginnie Mae I Pool	6.000%	6/15/32	50	50
[8]	Ginnie Mae I Pool	6.500%	3/15/26–8/15/39	359	368
[8]	Ginnie Mae I Pool	7.000%	12/15/25–8/15/32	147	151
[8]	Ginnie Mae I Pool	7.500%	8/15/25–3/15/32	30	30
[8]	Ginnie Mae I Pool	8.000%	8/15/24–3/15/32	23	23
[8]	Ginnie Mae I Pool	8.500%	12/15/24–6/15/30	3	3
[8]	Ginnie Mae II Pool	1.500%	2/20/51–12/20/51	4,161	3,245
[6,8]	Ginnie Mae II Pool	2.000%	8/20/50–7/15/54	158,393	128,133
[8]	Ginnie Mae II Pool	2.500%	6/20/27–7/20/52	158,749	133,712
[6,8]	Ginnie Mae II Pool	3.000%	2/20/27–7/15/54	158,707	139,398
[8]	Ginnie Mae II Pool	3.500%	9/20/25–6/20/53	122,070	110,941
[8]	Ginnie Mae II Pool	4.000%	9/20/25–1/20/53	82,766	77,412
[8]	Ginnie Mae II Pool	4.500%	11/20/35–6/20/54	83,647	80,086
[8]	Ginnie Mae II Pool	5.000%	5/20/39–6/20/54	95,941	93,611
[6,8]	Ginnie Mae II Pool	5.500%	10/20/52–7/15/54	97,344	96,702
[6,8]	Ginnie Mae II Pool	6.000%	12/20/52–7/15/54	73,097	73,514
[8]	Ginnie Mae II Pool	6.500%	12/20/35–1/20/54	39,330	40,032
[8]	Ginnie Mae II Pool	7.000%	4/20/38–4/20/54	12,976	13,230
[8]	Ginnie Mae II Pool	7.500%	12/20/53	1,123	1,153
[8,9]	UMBS Pool	1.500%	7/1/35–4/1/52	198,081	157,112
[6,8,9]	UMBS Pool	2.000%	11/1/27–7/25/54	860,863	693,627
[6,8,9]	UMBS Pool	2.500%	1/1/27–7/25/54	608,838	508,398
[6,8,9]	UMBS Pool	3.000%	1/1/26–7/25/54	379,807	331,200
[6,8,9]	UMBS Pool	3.500%	9/1/25–7/25/54	223,455	201,731
[6,8,9]	UMBS Pool	4.000%	1/1/25–7/25/54	203,768	189,326
[8,9]	UMBS Pool	4.500%	8/1/24–6/1/54	163,141	155,526
[6,8,9]	UMBS Pool	5.000%	9/1/24–7/25/54	195,033	189,610
[6,8,9]	UMBS Pool	5.500%	7/1/25–7/25/54	231,598	229,427
[6,8,9]	UMBS Pool	6.000%	10/1/25–7/25/54	190,595	192,039
[6,8,9]	UMBS Pool	6.500%	11/1/52–7/25/54	119,528	122,284
[6,8,9]	UMBS Pool	7.000%	9/1/25–7/25/54	32,935	33,964
[8,9]	UMBS Pool	7.500%	8/1/25–1/1/54	2,732	2,846
[8,9]	UMBS Pool	8.000%	1/1/26–10/1/30	2	2
[8,9]	UMBS Pool	8.500%	10/1/24–7/1/30	6	6
[8,9]	UMBS Pool	9.000%	1/1/25–6/1/26	1	1
					4,181,909
Nonconventional Mortgage-Backed Securities (0.0%)
[8,9,10]	Fannie Mae Pool, 1YR CMT + 2.155%	6.280%	12/1/37	17	17
[8,9,10]	Fannie Mae Pool, 1YR CMT + 2.313%	6.438%	1/1/35	7	8
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.831%	12/1/41	18	18
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.310%	5.560%	9/1/37	28	28
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.433%	6.004%	7/1/36	7	7
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.472%	5.794%	3/1/43	59	60
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.527%	7.180%	10/1/37	13	13
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.530%	5.780%	12/1/43	37	37
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.559%	5.809%	9/1/43	7	7
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.944%	7/1/43	75	77
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.601%	5.851%	8/1/35	30	31
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.601%	6.439%	6/1/43	20	21
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.612%	5.862%	1/1/42	25	26
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.623%	5.998%	2/1/36	5	5
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.127%	3/1/38	3	3
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.635%	5.885%	11/1/36	12	12
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.660%	5.910%	9/1/40	3	3
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.672%	6.285%	10/1/42	23	24

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.679%	7.061%	6/1/42	54	56
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.057%	1/1/37	7	7
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.690%	5.940%	10/1/39–9/1/42	49	50
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.223%	5/1/40	5	5
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.695%	5.945%	7/1/39	6	6
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.698%	5.948%	8/1/40	4	4
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.698%	6.057%	8/1/39	34	34
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.700%	5.950%	12/1/40	17	17
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.075%	7/1/37	3	3
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.702%	5.952%	10/1/42	22	22
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.705%	5.955%	11/1/39	3	3
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.735%	5.985%	9/1/34	5	5
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.736%	6.197%	9/1/43	33	35
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.744%	5.994%	12/1/33	2	2
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.745%	6.577%	5/1/42	24	25
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.747%	6.818%	7/1/41	45	47
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.000%	10/1/40	7	7
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.779%	6.489%	5/1/42	10	10
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.280%	2/1/41	17	17
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.783%	6.325%	7/1/42	30	31
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.793%	6.100%	8/1/42	60	62
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.794%	6.338%	3/1/42	30	31
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.446%	3/1/42	36	37
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.796%	6.127%	11/1/39	10	10
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.797%	6.570%	2/1/42	84	86
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.055%	11/1/41	29	29
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.807%	6.193%	3/1/41	16	16
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	11/1/33–12/1/40	22	22
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.063%	11/1/41–1/1/42	23	24
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.065%	11/1/40–12/1/41	44	46
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	2/1/41	5	6
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.548%	5/1/41	15	16
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.565%	6/1/41	4	5
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.575%	3/1/41	10	10
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.302%	4/1/41	21	21
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.830%	7.705%	6/1/41	20	20
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.831%	6.929%	2/1/42	20	20
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.834%	6.629%	9/1/40	8	8
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.157%	1/1/40	8	8
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.835%	7.210%	5/1/40	4	4
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.836%	6.143%	2/1/41	9	9
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.089%	12/1/39	12	13
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.090%	8/1/39	9	10
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.880%	6.401%	11/1/34	13	13
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.914%	7.289%	4/1/37	21	22
[8,9,10]	Fannie Mae Pool, RFUCCT6M + 1.037%	6.662%	4/1/37	9	9
[8,9,10]	Fannie Mae Pool, RFUCCT6M + 1.840%	6.090%	8/1/37	15	16
[8,9,10]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.375%	11/1/34	13	13
[8,9,10]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.486%	2/1/36	9	9
[8,9,10]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	7.250%	5/1/36	2	2
[8,9,10]	Freddie Mac Non Gold Pool, 1YR CMT + 2.413%	6.536%	10/1/36	12	13
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	6.650%	9/1/37	3	3
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	5.890%	12/1/36–11/1/43	44	45
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.390%	5/1/42	4	4
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	5.910%	10/1/37	5	6
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	5.915%	12/1/34	5	5
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.073%	2/1/37	13	13
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	5.992%	1/1/35	1	1
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	5.985%	12/1/35	4	4
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	5.992%	12/1/36	5	5
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/40	20	21
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.000%	12/1/41	25	26
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	7.125%	5/1/38	2	2
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.839%	6.136%	2/1/42	7	7
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.844%	6.153%	3/1/42	7	7
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.105%	5/1/37	7	7
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	6/1/40–12/1/40	14	14
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.202%	1/1/41	17	17
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.380%	3/1/41	2	2
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.972%	6/1/41	5	5

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.314%	5/1/40	2	2
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	7.598%	6/1/40	2	2
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.884%	6.276%	2/1/42	7	7
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.894%	6.143%	9/1/40	9	9
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.150%	6/1/40–11/1/40	12	12
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.218%	1/1/41	4	4
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.389%	2/1/41	6	6
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.410%	2/1/41	6	6
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.585%	3/1/38	4	4
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	7.371%	1/1/37	28	29
[8,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	7/20/41–8/20/41	109	108
[8,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	10/20/38–12/20/43	259	253
[8,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.875%	4/20/41–6/20/43	152	149
[8,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	1/20/41–3/20/43	235	233
[8,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	7/20/38	3	3
[8,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.750%	12/20/39–12/20/40	24	23
[8,10]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.375%	5/20/41	4	4
[8,10]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.000%	5/20/41	8	9
[8,10]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.250%	11/20/40	4	4
					2,454
Total U.S. Government and Agency Obligations (Cost $15,574,264)					14,087,883
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
[8]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	358	354
[8]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	50	49
[8]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/27	614	611
[8]	Ally Auto Receivables Trust Series 2022-2	4.870%	4/17/28	200	198
[8]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	245	246
[8]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	75	75
[8]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	2,025	1,990
[8]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	3,575	3,511
[8]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	1,950	1,915
[8]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	1,250	1,244
[8]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	375	374
[8]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/28	420	421
[8]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	420	425
[8]	American Express Credit Account Master Trust Series 2024-1	5.230%	4/16/29	1,000	1,009
[8]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/31	1,100	1,120
[8]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	9	9
[8]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	100	98
[8]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	28	27
[8]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	50	48
[8]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	100	94
[8]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/27	225	225
[8]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/28	100	101
[8]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	550	540
[8]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	925	919
[8]	BA Credit Card Trust Series 2024-A1	4.930%	5/15/29	1,000	1,000
[8]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	37	36
[8]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	300	292
[8]	BANK Series 2017-BNK4	3.625%	5/15/50	800	759
[8]	BANK Series 2017-BNK5	3.390%	6/15/60	700	660
[8]	BANK Series 2017-BNK5	3.624%	6/15/60	350	327
[8]	BANK Series 2017-BNK6	3.254%	7/15/60	175	165
[8]	BANK Series 2017-BNK6	3.518%	7/15/60	980	925
[8]	BANK Series 2017-BNK6	3.741%	7/15/60	780	731
[8]	BANK Series 2017-BNK7	3.175%	9/15/60	480	451
[8]	BANK Series 2017-BNK7	3.435%	9/15/60	275	259
[8]	BANK Series 2017-BNK7	3.748%	9/15/60	300	281
[8]	BANK Series 2017-BNK8	3.488%	11/15/50	600	552
[8]	BANK Series 2017-BNK8	3.731%	11/15/50	100	90
[8]	BANK Series 2017-BNK8	4.230%	11/15/50	250	184
[8]	BANK Series 2017-BNK9	3.279%	11/15/54	266	249
[8]	BANK Series 2017-BNK9	3.538%	11/15/54	600	564
[8]	BANK Series 2018-BNK10	3.641%	2/15/61	91	88
[8]	BANK Series 2018-BNK10	3.688%	2/15/61	400	377
[8]	BANK Series 2018-BNK10	3.898%	2/15/61	150	140
[8]	BANK Series 2018-BNK11	4.046%	3/15/61	400	381
[8]	BANK Series 2018-BNK12	4.255%	5/15/61	500	480

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	BANK Series 2018-BNK12	4.475%	5/15/61	150	139
[8]	BANK Series 2018-BNK13	3.953%	8/15/61	165	156
[8]	BANK Series 2018-BNK13	4.217%	8/15/61	825	787
[8]	BANK Series 2018-BNK14	3.966%	9/15/60	100	95
[8]	BANK Series 2018-BNK14	4.128%	9/15/60	137	136
[8]	BANK Series 2018-BNK14	4.231%	9/15/60	250	239
[8]	BANK Series 2018-BNK14	4.481%	9/15/60	175	164
[8]	BANK Series 2018-BNK15	4.407%	11/15/61	470	452
[8]	BANK Series 2019-BNK16	4.005%	2/15/52	275	259
[8]	BANK Series 2019-BNK17	3.714%	4/15/52	360	335
[8]	BANK Series 2019-BNK17	3.976%	4/15/52	75	69
[8]	BANK Series 2019-BNK18	3.584%	5/15/62	640	574
[8]	BANK Series 2019-BNK18	3.826%	5/15/62	200	177
[8]	BANK Series 2019-BNK19	3.183%	8/15/61	550	482
[8]	BANK Series 2019-BNK19	4.162%	8/15/61	140	107
[8]	BANK Series 2019-BNK20	3.011%	9/15/62	725	635
[8]	BANK Series 2019-BNK21	2.851%	10/17/52	595	521
[8]	BANK Series 2019-BNK21	3.093%	10/17/52	300	257
[8]	BANK Series 2019-BNK22	2.978%	11/15/62	315	280
[8]	BANK Series 2019-BNK23	2.920%	12/15/52	735	650
[8]	BANK Series 2019-BNK23	3.203%	12/15/52	275	240
[8]	BANK Series 2019-BNK24	2.960%	11/15/62	575	509
[8]	BANK Series 2019-BNK24	3.283%	11/15/62	275	241
[8]	BANK Series 2020-BNK25	2.649%	1/15/63	375	324
[8]	BANK Series 2020-BNK25	2.841%	1/15/63	265	225
[8]	BANK Series 2020-BNK26	2.403%	3/15/63	675	575
[8]	BANK Series 2020-BNK26	2.687%	3/15/63	215	180
[8]	BANK Series 2020-BNK27	2.144%	4/15/63	600	492
[8]	BANK Series 2020-BNK27	2.551%	4/15/63	175	143
[8]	BANK Series 2020-BNK28	1.844%	3/15/63	180	147
[8]	BANK Series 2020-BNK29	1.997%	11/15/53	250	200
[8]	BANK Series 2020-BNK30	1.925%	12/15/53	300	241
[8]	BANK Series 2020-BNK30	2.111%	12/15/53	35	28
[8]	BANK Series 2021-BNK31	2.036%	2/15/54	225	184
[8]	BANK Series 2021-BNK31	2.211%	2/15/54	125	100
[8]	BANK Series 2021-BNK32	2.643%	4/15/54	350	297
[8]	BANK Series 2021-BNK33	2.556%	5/15/64	175	147
[8]	BANK Series 2021-BNK34	2.438%	6/15/63	675	545
[8]	BANK Series 2021-BNK35	2.285%	6/15/64	400	329
[8]	BANK Series 2021-BNK36	2.470%	9/15/64	600	498
[8]	BANK Series 2021-BNK36	2.695%	9/15/64	175	143
[8]	BANK Series 2021-BNK37	2.618%	11/15/64	600	499
[8]	BANK Series 2022-BNK43	4.399%	8/15/55	800	747
[8]	BANK Series 2022-BNK43	4.830%	8/15/55	175	163
[8]	BANK Series 2023-5YR2	6.656%	7/15/56	500	520
[8]	BANK Series 2023-5YR2	7.379%	7/15/56	175	183
[8]	BANK Series 2023-5YR3	6.724%	9/15/56	250	261
[8]	BANK Series 2023-5YR3	7.559%	9/15/56	250	265
[8]	BANK Series 2023-5YR3	7.559%	9/15/56	100	105
[8]	BANK Series 2023-BNK45	5.203%	2/15/56	250	247
[8]	BANK Series 2023-BNK45	5.651%	2/15/56	150	148
[8]	BANK Series 2023-BNK46	5.745%	8/15/56	500	513
[8]	BANK Series 2023-BNK46	6.385%	8/15/56	115	121
[8]	BANK Series 2024-BNK47	5.716%	6/15/57	700	720
[8]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	1,080	1,029
[8]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	420	398
[8]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	225	208
[8]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	1,150	1,026
[8]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	100	87
[8]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	625	561
[8]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	375	333
[8]	Barclays Dryrock Issuance Trust Series 2022-1	3.070%	2/15/28	450	441
[8]	Barclays Dryrock Issuance Trust Series 2023-1	4.720%	2/15/29	1,300	1,289
[8]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	1,175	1,117
[8]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	325	308
[8]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	500	480
[8]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	450	392
[8]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	143	123
[8]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	150	126
[8]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	525	434

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	110	90
[8]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	650	542
[8]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	225	186
[8]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	100	81
[8]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	375	316
[8]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	950	812
[8]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/56	750	787
[8]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/56	250	252
[8]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/56	75	76
[8]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/56	175	178
[8]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/56	75	77
[8]	BBCMS Mortgage Trust Series 2023-C21	6.000%	9/15/56	500	524
[8]	BBCMS Mortgage Trust Series 2023-C21	6.506%	9/15/56	250	262
[8]	BBCMS Mortgage Trust Series 2023-C21	6.506%	9/15/56	100	103
[8]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	300	332
[8]	BBCMS Mortgage Trust Series 2023-C22	7.363%	11/15/56	100	111
[8]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	800	820
[8]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	200	202
[8]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/57	50	51
[8]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	500	520
[8]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	650	548
[8]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	450	422
[8]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	200	184
[8]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	2,280	2,136
[8]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	625	579
[8]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	36	35
[8]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	1,000	949
[8]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	250	238
[8]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	500	466
[8]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	1,175	1,121
[8]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	450	425
[8]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	125	117
[8]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	25	24
[8]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	435	408
[8]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	200	185
[8]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	100	93
[8]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	261	243
[8]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	300	279
[8]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	125	113
[8]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	200	182
[8]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	1,450	1,310
[8]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	310	277
[8]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	300	268
[8]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	225	201
[8]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	265	231
[8]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	375	328
[8]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	100	85
[8]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	175	163
[8]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	850	711
[8]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	105	87
[8]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	212	171
[8]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	75	58
[8]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	425	339
[8]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	35	28
[8]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	525	428
[8]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	50	40
[8]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	400	325
[8]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	575	466
[8]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	175	130
[8]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	1,875	1,504
[8]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	275	213
[8]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	500	414
[8]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	100	82
[8]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	550	448
[8]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	250	197
[8]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	575	475
[8]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	350	286
[8]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	75	65
[8]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	225	186
[8]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	75	61

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	925	769
[8]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	500	418
[8]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	1,425	1,187
[8]	Benchmark Mortgage Trust Series 2022-B32	3.528%	1/15/55	300	247
[8]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	300	264
[8]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	250	220
[8]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	375	354
[8]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/55	100	93
[8]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/56	825	851
[8]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/56	250	260
[8]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/55	325	329
[8]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/55	175	179
[8]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/56	80	83
[8]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/56	260	271
[8]	Benchmark Mortgage Trust Series 2024-V5	5.805%	1/10/57	100	102
[8]	Benchmark Mortgage Trust Series 2024-V5	6.417%	1/10/57	50	51
[8]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	275	241
[8]	BMO Mortgage Trust Series 2022-C2	4.973%	7/15/54	300	293
[8]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/54	900	899
[8]	BMO Mortgage Trust Series 2022-C3	5.503%	9/15/54	125	123
[8]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/56	1,000	1,036
[8]	BMO Mortgage Trust Series 2023-5C1	7.355%	8/15/56	500	521
[8]	BMO Mortgage Trust Series 2023-5C2	7.296%	11/15/56	300	319
[8]	BMO Mortgage Trust Series 2023-5C2	7.485%	11/15/56	800	846
[8]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/56	275	271
[8]	BMO Mortgage Trust Series 2023-C4	5.541%	2/15/56	50	50
[8]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/56	200	206
[8]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/56	75	77
[8]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/56	500	522
[8]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/56	160	169
[8]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	1,100	1,164
[8]	BMO Mortgage Trust Series 2023-C7	6.674%	12/15/56	400	428
[8]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	300	304
[8]	BMO Mortgage Trust Series 2024-5C3	6.286%	2/15/57	50	51
[8]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	600	628
[8]	BMO Mortgage Trust Series 2024-5C4	6.866%	5/15/57	600	628
[8]	BMO Mortgage Trust Series 2024-5C4	7.254%	5/15/57	600	624
[8]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	1,115	1,138
[6,8]	BMO Mortgage Trust Series 2024-C9	1.000%	7/15/57	1,375	1,416
[6,8]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	900	927
[8]	BMW Vehicle Lease Trust Series 2023-1	5.160%	11/25/25	154	154
[8]	BMW Vehicle Lease Trust Series 2023-1	5.070%	6/25/26	100	100
[8]	BMW Vehicle Lease Trust Series 2023-2	5.990%	9/25/26	125	126
[8]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	125	126
[8]	BMW Vehicle Lease Trust Series 2024-1	4.980%	3/25/27	550	547
[8]	BMW Vehicle Lease Trust Series 2024-1	5.000%	6/25/27	250	249
[8]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	109	107
[8]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	25	24
[8]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/28	114	114
[8]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	32	32
[8]	BMW Vehicle Owner Trust Series 2024-A	5.180%	2/26/29	375	375
[8]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	65	59
[8]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	550	475
[8]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	560	487
[8]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	240	202
[8]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	1,300	1,220
[8]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	850	848
[8]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	2,175	1,894
[8]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	1,875	1,843
[8]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	2,000	1,962
[8]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	1,900	1,868
[8]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	1,325	1,307
[8]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	180	176
[8]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	100	95
[8]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	311	306
[8]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	225	217
[8]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	350	345
[8]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	100	97
[8]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	175	174
[8]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	100	99

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	4	4
[8]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	65	64
[8]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	25	24
[8]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	19	19
[8]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	50	49
[8]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	80	79
[8]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	100	96
[8]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	218	212
[8]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	100	94
[8]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	269	262
[8]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	175	165
[8]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	307	302
[8]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	100	97
[8]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/27	425	422
[8]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	150	148
[8]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/28	325	323
[8]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	100	99
[8]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	200	200
[8]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	120	120
[8]	CarMax Auto Owner Trust Series 2023-4	6.000%	7/17/28	100	101
[8]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	150	153
[8]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	150	149
[8]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	50	50
[8]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	4	4
[8]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	127	125
[8]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	75	70
[8]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	625	576
[8]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	600	560
[8]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	33	32
[8]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	503	467
[8]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	131	111
[8]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	500	466
[8]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/50	300	275
[8]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	170	165
[8]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	475	445
[8]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	275	251
[8]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	25	24
[8]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	575	549
[8]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	200	177
[8]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	775	676
[8]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	96	95
[8]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	425	413
[8]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	550	529
[8]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	400	381
[8]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	1,350	1,274
[8]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	300	283
[8]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	800	747
[8]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	200	187
[8]	Chase Issuance Trust Series 2022-A1	3.970%	9/15/27	300	295
[8]	Chase Issuance Trust Series 2023-A1	5.160%	9/15/28	560	561
[8]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/30	480	484
[8]	Chase Issuance Trust Series 2024-A1	4.600%	1/16/29	850	842
[8]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	450	447
[8]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/39	391	418
[8]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	1,000	964
[8]	Citibank Credit Card Issuance Trust Series 2023-A1	5.230%	12/8/27	100	100
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	141	134
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	124	124
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	800	791
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	325	320
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	318	309
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	350	340
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	183	179
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	425	412
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	200	194
[8]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	72	71
[8]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	425	406
[8]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	175	168
[8]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	2,100	2,012
[8]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	250	237

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	250	236
[8]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	83	78
[8]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	1,100	1,036
[8]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	150	137
[8]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	175	165
[8]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	71	71
[8]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	1,200	1,138
[8]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	136	129
[8]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	675	605
[8]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	975	867
[8]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	1,125	985
[8]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	450	393
[8]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	190	162
[8]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.742%	5/15/54	475	455
[8]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	147	143
[8]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	152	149
[8]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	100	96
[8]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	97	96
[8]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	50	49
[8]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	225	223
[8]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	50	49
[8]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	350	352
[8]	CNH Equipment Trust Series 2023-B	5.460%	3/17/31	50	51
[8]	CNH Equipment Trust Series 2024-A	4.770%	6/15/29	200	199
[8]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	50	49
[8]	CNH Equipment Trust Series 2024-B	5.190%	9/17/29	1,200	1,203
[8]	CNH Equipment Trust Series 2024-B	5.230%	11/17/31	570	573
[8]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	49	45
[8]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	50	25
[8]	COMM Mortgage Trust Series 2014-CR14	3.798%	2/10/47	99	94
[8]	COMM Mortgage Trust Series 2014-CR15	4.032%	2/10/47	56	54
[8]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	102	102
[8]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	30	30
[8]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	275	273
[8]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	2,609	2,556
[8]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	6	5
[8]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	144	144
[8]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	225	224
[8]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	429	428
[8]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	18	18
[8]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	800	791
[8]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	575	563
[8]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	500	472
[8]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	29	29
[8]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	175	171
[8]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	302	297
[8]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	425	415
[8]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	850	824
[8]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	102	101
[8]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	400	389
[8]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	4	4
[8]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	200	196
[8]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	200	195
[8]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	1,200	1,164
[8]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	138	136
[8]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	125	117
[8]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	500	468
[8]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	450	401
[8]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	150	131
[8]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	200	196
[8]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	175	168
[8]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	225	213
[8]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	38	38
[8]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	925	900
[8]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.243%	8/15/48	200	186
[8]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	46	45
[8]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	500	486
[8]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	800	754
[8]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	800	743
[8]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	250	231

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	575	529
[8]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	1,200	1,147
[8]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	250	237
[8]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	2,475	2,338
[8]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	1,125	1,018
[8]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	1,075	922
[8]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	175	145
[8]	Daimler Trucks Retail Trust Series 2022-1	5.230%	2/17/26	190	190
[8]	Daimler Trucks Retail Trust Series 2022-1	5.390%	1/15/30	100	100
[8]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	400	374
[8]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	300	286
[8]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	325	307
[8]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	600	559
[8]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	150	135
[8]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	200	165
[8]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	850	841
[8]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	725	664
[8]	Discover Card Execution Note Trust Series 2022-A1	1.960%	2/15/27	1,000	977
[8]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	1,900	1,865
[8]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	2,000	1,963
[8]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	1,075	1,071
[8]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/28	1,375	1,354
[8]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	1,325	1,320
[8]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	16	16
[8]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	225	218
[8]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	49	48
[8]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	59	58
[8]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	175	166
[8]	Exeter Automobile Receivables Trust Series 2022-1A	2.560%	6/15/28	86	85
[8]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	150	144
[8]	Exeter Automobile Receivables Trust Series 2022-2A	3.650%	10/15/26	15	15
[8]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	200	198
[8]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	100	98
[8]	Exeter Automobile Receivables Trust Series 2022-3A	4.860%	12/15/26	74	74
[8]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	150	149
[8]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	100	101
[8]	Exeter Automobile Receivables Trust Series 2022-4A	4.920%	12/15/28	125	124
[8]	Exeter Automobile Receivables Trust Series 2022-5A	6.510%	12/15/27	100	100
[8]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/29	100	102
[8]	Exeter Automobile Receivables Trust Series 2023-1A	5.720%	4/15/27	72	72
[8]	Exeter Automobile Receivables Trust Series 2023-1A	5.820%	2/15/28	100	100
[8]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/29	25	25
[8]	Exeter Automobile Receivables Trust Series 2023-4A	6.310%	10/15/27	60	60
[8]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/28	80	81
[8,9]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	47	46
[8,9]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	160	159
[8,9]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	513	509
[8,9]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	436	430
[8,9]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	231	228
[8,9]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	431	425
[8,9]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	652	643
[8,9]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	229	219
[8,9]	Fannie Mae-Aces Series 2015-M12	2.891%	5/25/25	506	493
[8,9]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	495	481
[8,9]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	210	202
[8,9]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	238	228
[8,9]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	681	651
[8,9]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	461	440
[8,9]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	160	152
[8,9]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	1,217	1,157
[8,9]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	831	788
[8,9]	Fannie Mae-Aces Series 2016-M12	2.525%	9/25/26	865	819
[8,9]	Fannie Mae-Aces Series 2016-M13	2.602%	9/25/26	174	165
[8,9]	Fannie Mae-Aces Series 2017-M1	2.496%	10/25/26	853	806
[8,9]	Fannie Mae-Aces Series 2017-M2	2.919%	2/25/27	714	680
[8,9]	Fannie Mae-Aces Series 2017-M3	2.547%	12/25/26	1,099	1,036
[8,9]	Fannie Mae-Aces Series 2017-M4	2.636%	12/25/26	804	760
[8,9]	Fannie Mae-Aces Series 2017-M5	3.093%	4/25/29	172	160
[8,9]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	553	526
[8,9]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	1,200	1,142

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9]	Fannie Mae-Aces Series 2017-M10	2.591%	7/25/24	130	130
[8,9]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	477	440
[8,9]	Fannie Mae-Aces Series 2017-M12	3.161%	6/25/27	796	757
[8,9]	Fannie Mae-Aces Series 2017-M14	2.906%	11/25/27	257	241
[8,9]	Fannie Mae-Aces Series 2017-M15	3.205%	11/25/27	975	929
[8,9]	Fannie Mae-Aces Series 2018-M1	3.090%	12/25/27	381	360
[8,9]	Fannie Mae-Aces Series 2018-M2	3.002%	1/25/28	1,270	1,197
[8,9]	Fannie Mae-Aces Series 2018-M3	3.171%	2/25/30	267	246
[8,9]	Fannie Mae-Aces Series 2018-M4	3.166%	3/25/28	518	488
[8,9]	Fannie Mae-Aces Series 2018-M7	3.129%	3/25/28	361	341
[8,9]	Fannie Mae-Aces Series 2018-M10	3.469%	7/25/28	199	190
[8,9]	Fannie Mae-Aces Series 2018-M12	3.756%	8/25/30	850	801
[8,9]	Fannie Mae-Aces Series 2018-M13	3.863%	9/25/30	634	602
[8,9]	Fannie Mae-Aces Series 2018-M14	3.701%	8/25/28	665	635
[8,9]	Fannie Mae-Aces Series 2019-M1	3.665%	9/25/28	630	601
[8,9]	Fannie Mae-Aces Series 2019-M2	3.745%	11/25/28	788	753
[8,9]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	822	766
[8,9]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	752	706
[8,9]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	764	711
[8,9]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	1,502	1,388
[8,9]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	2,671	2,455
[8,9]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	950	852
[8,9]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	2,100	1,826
[8,9]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	120	105
[8,9]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	1,312	1,183
[8,9]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	196	174
[8,9]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	815	725
[8,9]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	459	403
[8,9]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	291	248
[8,9]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	350	290
[8,9]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	1,150	944
[8,9]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	900	752
[8,9]	Fannie Mae-Aces Series 2020-M52	1.359%	10/25/30	975	806
[8,9]	Fannie Mae-Aces Series 2021-M1	1.436%	11/25/30	725	589
[8,9]	Fannie Mae-Aces Series 2021-M1G	1.518%	11/25/30	225	184
[8,9]	Fannie Mae-Aces Series 2021-M3G	1.287%	1/25/31	1,050	848
[8,9]	Fannie Mae-Aces Series 2021-M4	1.512%	2/25/31	4,275	3,462
[8,9]	Fannie Mae-Aces Series 2021-M11	1.506%	3/25/31	1,900	1,533
[8,9]	Fannie Mae-Aces Series 2021-M13	1.652%	4/25/31	215	175
[8,9]	Fannie Mae-Aces Series 2021-M13	1.680%	3/25/33	200	155
[8,9]	Fannie Mae-Aces Series 2021-M19	1.797%	10/25/31	1,250	1,012
[8,9]	Fannie Mae-Aces Series 2022-M1	1.724%	10/25/31	1,500	1,207
[8,9]	Fannie Mae-Aces Series 2022-M1G	1.583%	9/25/31	325	264
[8,9]	Fannie Mae-Aces Series 2022-M3	1.764%	11/25/31	450	366
[8,9]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	750	655
[8,9]	Fannie Mae-Aces Series 2022-M8	2.001%	12/25/31	725	593
[8,9]	Fannie Mae-Aces Series 2022-M10	2.002%	1/25/32	1,100	900
[8,9]	Fannie Mae-Aces Series 2023-M1S	4.651%	4/25/33	640	625
[8,9]	Fannie Mae-Aces Series 2023-M6	4.190%	7/25/28	640	623
[8,9]	Fannie Mae-Aces Series 2023-M8	4.620%	3/25/33	300	292
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	207	207
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	808	803
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	947	939
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	2,351	2,322
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	585	578
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	586	577
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	647	636
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	523	513
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	1,025	1,005
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	448	437
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	750	734
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	450	438
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	275	267
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	700	675
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	1,000	961
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	575	549
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	1,025	979
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	500	476
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	800	769
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	1,000	962

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	1,974	1,897
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	2,400	2,312
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	1,775	1,710
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	1,300	1,244
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	915	875
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	600	571
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	875	833
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	500	476
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	875	831
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	275	262
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	960	912
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	450	429
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	500	476
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	1,000	959
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	675	647
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	2,575	2,489
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	500	482
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	1,000	966
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	208	202
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	800	773
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	1,200	1,158
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	550	531
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	3,425	3,322
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	2,400	2,306
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	1,025	994
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	67	65
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	800	767
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	1,175	1,122
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	475	451
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	900	851
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	300	284
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	975	916
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	1,650	1,525
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	1,150	1,057
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	1,150	1,052
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	1,000	901
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	1,850	1,659
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	850	767
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	1,500	1,346
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	1,400	1,258
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	1,100	992
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	1,835	1,617
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	990	853
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	600	506
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	1,000	841
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	225	189
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	550	456
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/30	500	414
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	700	578
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	1,250	1,031
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	1,200	989
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	1,600	1,322
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	1,100	907
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	113	98
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	700	578
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	45	39
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	700	576
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	2,150	1,781
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	1,225	1,016
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	875	733
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	1,075	914
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	600	511
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	1,115	944
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	219	191
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	1,800	1,508
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	700	576
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	5,750	4,771
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	500	417
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	900	754
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	97	85

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	850	718
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	550	462
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	725	620
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/32	550	463
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/32	2,050	1,731
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/55	98	88
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/32	500	456
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	400	363
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	1,600	1,499
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	900	808
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	250	234
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	400	361
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	400	379
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	850	783
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	400	389
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	275	263
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/33	850	813
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	375	349
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	300	285
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	300	287
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/33	600	586
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K160	4.500%	8/25/33	950	927
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K161	4.900%	10/25/33	500	503
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/28	640	639
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/28	480	476
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/28	450	448
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K508	4.740%	8/25/28	800	795
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/28	550	549
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K510	5.069%	10/25/28	400	403
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/28	250	250
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K512	5.000%	11/25/28	300	301
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K513	4.724%	12/25/28	500	497
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K515	5.400%	1/25/29	750	766
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/29	650	665
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K517	5.355%	1/25/29	600	611
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K518	5.400%	1/25/29	530	541
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K520	5.180%	3/25/29	540	547
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	350	349
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	720	716
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	1,624	1,610
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	1,133	1,121
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	759	750
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	957	943
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	1,565	1,521
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	1,944	1,869
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	1,700	1,613
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	1,850	1,671
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	1,725	1,549
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	850	763
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	550	491
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	414	368
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	1,100	970
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	725	648
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	650	579
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/29	125	110
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/30	650	638
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/30	640	623
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/30	800	782
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K754	4.940%	11/25/30	350	352
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	300	282
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	2,135	1,962
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	375	346
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	950	850
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	2,295	1,928
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	950	795
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	625	476
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	875	643
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	1,250	923
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	375	278
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	1,065	797

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	245	200
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	875	684
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	700	527
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	675	517
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	668	654
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	800	776
[8]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/28	460	461
[8]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	100	101
[8]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	250	253
[8]	Ford Credit Auto Lease Trust Series 2022-A	3.370%	7/15/25	4	4
[8]	Ford Credit Auto Lease Trust Series 2022-A	3.810%	8/15/25	100	100
[8]	Ford Credit Auto Lease Trust Series 2023-A	4.940%	3/15/26	266	265
[8]	Ford Credit Auto Lease Trust Series 2023-A	4.830%	5/15/26	75	75
[8]	Ford Credit Auto Lease Trust Series 2023-B	5.910%	10/15/26	350	351
[8]	Ford Credit Auto Lease Trust Series 2023-B	5.870%	1/15/27	100	101
[8]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/27	100	101
[8]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	109	107
[8]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	18	18
[8]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	235	229
[8]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	102	100
[8]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	50	48
[8]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	210	208
[8]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	100	98
[8]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/26	401	398
[8]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/27	325	321
[8]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/28	175	173
[8]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	75	74
[8]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	250	250
[8]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	50	50
[8]	Ford Credit Auto Owner Trust Series 2023-C	5.530%	9/15/28	350	352
[8]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	150	152
[8]	Ford Credit Auto Owner Trust Series 2024-A	5.090%	12/15/28	500	499
[8]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/29	640	639
[8]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	700	672
[8]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	765	760
[8]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	675	640
[8]	GM Financial Automobile Leasing Trust Series 2022-2	3.540%	5/20/26	119	119
[8]	GM Financial Automobile Leasing Trust Series 2022-2	4.020%	5/20/26	50	50
[8]	GM Financial Automobile Leasing Trust Series 2022-3	4.010%	9/22/25	115	115
[8]	GM Financial Automobile Leasing Trust Series 2022-3	4.110%	8/20/26	150	149
[8]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	4/20/26	150	150
[8]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	1/20/27	175	174
[8]	GM Financial Automobile Leasing Trust Series 2023-1	5.510%	1/20/27	75	75
[8]	GM Financial Automobile Leasing Trust Series 2023-2	5.050%	7/20/26	200	199
[8]	GM Financial Automobile Leasing Trust Series 2023-2	5.090%	5/20/27	25	25
[8]	GM Financial Automobile Leasing Trust Series 2023-2	5.540%	5/20/27	75	75
[8]	GM Financial Automobile Leasing Trust Series 2023-3	5.380%	11/20/26	100	100
[8]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	75	76
[8]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	3/22/27	350	348
[8]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	2/22/28	75	75
[8]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/28	75	75
[8]	GM Financial Automobile Leasing Trust Series 2024-2	5.390%	7/20/27	500	501
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	48	47
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	4	4
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	1,390	1,367
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	43	43
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	75	72
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	127	125
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	225	214
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	123	120
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	100	95
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	107	105
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	75	71
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	206	203
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	50	48
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.640%	4/16/27	143	141
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/27	100	97
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/27	575	572
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	100	99
[8]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	200	198

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	50	49
[8]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	300	297
[8]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	275	270
[8]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	139	139
[8]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	81	81
[8]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	200	202
[8]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.710%	2/16/29	200	203
[8]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.850%	12/18/28	100	99
[8]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	50	50
[8]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	47	47
[8]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	431	430
[8]	GS Mortgage Securities Trust Series 2014-GC24	4.579%	9/10/47	125	117
[8]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	6	6
[8]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	800	793
[8]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	125	120
[8]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	125	116
[8]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	500	495
[8]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	450	439
[8]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	78	77
[8]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	175	171
[8]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	108	106
[8]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	400	383
[8]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	300	286
[8]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	775	728
[8]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	275	261
[8]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	200	186
[8]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	625	588
[8]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	250	230
[8]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	700	654
[8]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	100	91
[8]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	30	23
[8]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	983	917
[8]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	262	238
[8]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	200	186
[8]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	400	363
[8]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	250	221
[8]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	550	489
[8]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	1,125	1,005
[8]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/52	275	239
[8]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	500	450
[8]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	525	463
[8]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	150	130
[8]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	250	212
[8]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	475	382
[8]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	75	58
[8]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	128	126
[8]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	125	119
[8]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	55	55
[8]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	75	73
[8]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	275	274
[8]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/30	275	273
[8]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/28	400	403
[8]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	150	152
[8]	Harley-Davidson Motorcycle Trust Series 2024-A	5.370%	3/15/29	1,000	1,004
[8]	Harley-Davidson Motorcycle Trust Series 2024-A	5.290%	12/15/31	1,500	1,507
[8]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	167	166
[8]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	55	55
[8]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	74	73
[8]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	75	73
[8]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	160	157
[8]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	100	96
[8]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	124	122
[8]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	75	72
[8]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	178	176
[8]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	75	73
[8]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/27	175	174
[8]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	75	75
[8]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	175	174
[8]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	50	50
[8]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/28	500	501

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	60	60
[8]	Honda Auto Receivables Owner Trust Series 2023-4	5.670%	6/21/28	300	303
[8]	Honda Auto Receivables Owner Trust Series 2023-4	5.660%	2/21/30	850	861
[8]	Honda Auto Receivables Owner Trust Series 2024-1	5.210%	8/15/28	500	500
[8]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/30	50	50
[8]	Honda Auto Receivables Owner Trust Series 2024-2	5.270%	11/20/28	1,000	1,003
[8]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/30	1,000	1,004
[8]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	28	28
[8]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	5	5
[8]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	75	73
[8]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	85	84
[8]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	100	95
[8]	Hyundai Auto Receivables Trust Series 2023-A	4.580%	4/15/27	350	347
[8]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	100	98
[8]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	196	197
[8]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	57	57
[8]	Hyundai Auto Receivables Trust Series 2023-C	5.540%	10/16/28	150	151
[8]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	100	101
[8]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	118	115
[8]	John Deere Owner Trust Series 2022-C	5.090%	6/15/27	750	747
[8]	John Deere Owner Trust Series 2022-C	5.200%	9/17/29	175	175
[8]	John Deere Owner Trust Series 2023-A	5.010%	11/15/27	225	224
[8]	John Deere Owner Trust Series 2023-A	5.010%	12/17/29	75	75
[8]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	250	249
[8]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	75	75
[8]	John Deere Owner Trust Series 2023-C	5.480%	5/15/28	560	562
[8]	John Deere Owner Trust Series 2023-C	5.390%	8/15/30	80	80
[8]	John Deere Owner Trust Series 2024-B	5.200%	3/15/29	380	381
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	325	315
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	975	913
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	400	378
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	325	303
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	7	7
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.782%	2/15/47	113	104
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	60	58
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	474	473
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	175	166
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	215	214
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	188	187
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	150	149
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	300	282
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	750	741
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	200	195
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	200	189
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	56	56
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	218	213
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	100	97
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	29	29
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	350	343
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	44	44
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	425	411
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	200	192
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	46	45
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	370	361
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	92	90
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	425	409
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	300	292
[8]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	91	89
[8]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	1,250	1,188
[8]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	250	233
[8]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	400	363
[8]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	1,400	1,277
[8]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	850	763
[8]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	75	67
[8]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	300	284
[8]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	150	139
[8]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	100	93
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	2,000	1,885
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	425	370
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	275	256

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	175	162
[8]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	1,000	942
[8]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	125	115
[8]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	1,250	1,054
[8]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	250	198
[8]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.740%	1/15/27	400	397
[8]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	200	198
[8]	Mercedes-Benz Auto Lease Trust Series 2024-A	5.320%	1/18/28	350	351
[8]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	11	11
[8]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	100	99
[8]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	50	47
[8]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/27	325	322
[8]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	50	49
[8]	Mercedes-Benz Auto Receivables Trust Series 2023-2	5.950%	11/15/28	300	304
[8]	Mercedes-Benz Auto Receivables Trust Series 2023-2	6.010%	1/15/31	250	257
[8]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.800%	4/16/29	700	695
[8]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.790%	7/15/31	50	50
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.420%	6/15/47	62	59
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	59	59
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.522%	10/15/47	125	123
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	5	5
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	39	38
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	200	192
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	18	18
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	450	440
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	275	268
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	94	92
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	350	340
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	54	53
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	800	776
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	38	38
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	250	243
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	169	164
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	60	59
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	800	772
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	800	750
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	950	888
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	800	765
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	325	305
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	1,000	947
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	400	375
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	400	375
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	575	535
[8]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	225	211
[8]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	300	290
[8]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	400	372
[8]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	317	276
[8]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	800	751
[8]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	825	778
[8]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	125	119
[8]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	550	518
[8]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	1,050	962
[8]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	125	114
[8]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	200	182
[8]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	250	234
[8]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	625	587
[8]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	775	697
[8]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	300	250
[8]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	750	652
[8]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	115	97
[8]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	375	308
[8]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	50	41
[8]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	25	20
[8]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	725	603
[8]	Morgan Stanley Capital I Trust Series 2022-L8	3.920%	4/15/55	750	673
[8]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/56	325	333
[8]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/56	200	207
[8]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	150	158
[8]	Nissan Auto Lease Trust Series 2022-A	3.870%	7/15/27	100	100
[8]	Nissan Auto Lease Trust Series 2023-A	4.910%	1/15/26	208	207

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Nissan Auto Lease Trust Series 2023-A	4.800%	7/15/27	75	75
[8]	Nissan Auto Lease Trust Series 2023-B	5.690%	7/15/26	150	150
[8]	Nissan Auto Lease Trust Series 2023-B	5.610%	11/15/27	50	50
[8]	Nissan Auto Lease Trust Series 2024-A	4.910%	4/15/27	200	199
[8]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/28	50	50
[8]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	91	90
[8]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	225	215
[8]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	156	153
[8]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	150	142
[8]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/27	300	297
[8]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/29	100	99
[8]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	525	522
[8]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	50	50
[8]	Nissan Auto Receivables Owner Trust Series 2023-B	5.930%	3/15/28	500	505
[8]	Nissan Auto Receivables Owner Trust Series 2023-B	5.960%	10/15/30	500	510
[8]	Nissan Auto Receivables Owner Trust Series 2024-A	5.280%	12/15/28	1,000	1,003
[8]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	90	88
[8]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	225	211
[8]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	203	197
[8]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	232	225
[8]	Santander Drive Auto Receivables Trust Series 2021-4	1.260%	2/16/27	92	91
[8]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	100	96
[8]	Santander Drive Auto Receivables Trust Series 2022-1	2.360%	8/17/26	6	6
[8]	Santander Drive Auto Receivables Trust Series 2022-1	2.560%	4/17/28	150	148
[8]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	250	247
[8]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	200	194
[8]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	200	198
[8]	Santander Drive Auto Receivables Trust Series 2022-5	4.430%	3/15/27	125	124
[8]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/28	150	148
[8]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/28	100	99
[8]	Santander Drive Auto Receivables Trust Series 2023-1	4.880%	4/15/27	560	559
[8]	Santander Drive Auto Receivables Trust Series 2023-1	4.980%	2/15/28	100	99
[8]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	100	99
[8]	Santander Drive Auto Receivables Trust Series 2023-2	5.210%	7/15/27	100	100
[8]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/28	75	75
[8]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/30	75	75
[8]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	10/15/27	40	40
[8]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/28	120	120
[8]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/30	80	81
[8]	Santander Drive Auto Receivables Trust Series 2023-4	5.730%	4/17/28	220	221
[8]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/28	120	121
[8]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/31	300	304
[8]	Santander Drive Auto Receivables Trust Series 2023-5	6.020%	9/15/28	350	353
[8]	Santander Drive Auto Receivables Trust Series 2023-5	6.160%	12/17/29	200	204
[8]	Santander Drive Auto Receivables Trust Series 2023-5	6.430%	2/18/31	350	360
[8]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	200	201
[8]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	50	51
[8]	Santander Drive Auto Receivables Trust Series 2024-1	5.250%	4/17/28	100	100
[8]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/28	50	50
[8]	Santander Drive Auto Receivables Trust Series 2024-2	5.630%	11/15/28	500	502
[8]	Santander Drive Auto Receivables Trust Series 2024-2	5.780%	7/16/29	800	807
[8]	Santander Drive Auto Receivables Trust Series 2024-3	5.630%	1/16/29	380	380
[8]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	925	909
[8]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/29	400	403
[8]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	800	809
[8]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	18	18
[8]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	91	90
[8]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	236	234
[8]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	175	169
[8]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	162	159
[8]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	125	119
[8]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	104	102
[8]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	100	95
[8]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	245	241
[8]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	75	72
[8]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	275	271
[8]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	75	73
[8]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	225	223
[8]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	100	98
[8]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	250	247

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	100	99
[8]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/28	275	274
[8]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	75	75
[8]	Toyota Auto Receivables Owner Trust Series 2023-D	5.540%	8/15/28	250	252
[8]	Toyota Auto Receivables Owner Trust Series 2023-D	5.490%	3/15/29	200	202
[8]	Toyota Auto Receivables Owner Trust Series 2024-A	4.830%	10/16/28	400	397
[8]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	100	99
[8]	Toyota Auto Receivables Owner Trust Series 2024-B	5.330%	1/16/29	1,250	1,255
[8]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	800	753
[8]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	350	326
[8]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	600	564
[8]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	150	138
[8]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	725	670
[8]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	300	277
[8]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	433	404
[8]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	600	550
[8]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	262	240
[8]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	400	369
[8]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	600	562
[8]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	325	301
[8]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	480	454
[8]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	200	189
[8]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	325	304
[8]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	1,200	1,121
[8]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	800	764
[8]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	150	142
[8]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	475	449
[8]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	600	567
[8]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	100	93
[8]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	975	925
[8]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	575	545
[8]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	400	365
[8]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	125	113
[8]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	450	395
[8]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	275	240
[8]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	1,550	1,528
[8]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	625	611
[8]	Verizon Master Trust Series 2022-4	3.400%	11/20/28	900	884
[8]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	525	515
[8]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	875	864
[8]	Verizon Master Trust Series 2023-2	4.890%	4/13/28	350	348
[8]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	740	740
[8]	Verizon Master Trust Series 2023-5	5.610%	9/8/28	150	150
[8]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	200	202
[8]	Verizon Master Trust Series 2024-1	5.000%	12/20/28	200	199
[8]	Verizon Master Trust Series 2024-4	5.210%	6/20/29	525	525
[8]	Volkswagen Auto Lease Trust Series 2023-A	5.810%	10/20/26	500	502
[8]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/28	200	201
[8]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	204	200
[8]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	100	96
[8]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	200	199
[8]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	50	50
[8]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/28	200	202
[8]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.570%	4/22/30	150	152
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	200	197
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	31	31
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	200	197
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	175	171
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	388	384
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	625	612
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	117	114
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	35	35
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	625	612
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	225	220
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	21	21
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	200	194
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	275	268
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	225	218
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	175	171
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	95	93

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	200	195
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	747	730
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	525	492
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	57	56
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	475	459
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	315	303
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	325	311
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	145	137
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	325	311
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	127	124
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	614	580
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	3.367%	10/15/49	100	90
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	210	200
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	854	803
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	242	225
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	725	679
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	400	366
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	400	378
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	600	566
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	150	138
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,000	937
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	1,200	1,120
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	1,200	1,145
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	1,200	1,138
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	200	186
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	775	736
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	1,000	955
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	475	449
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	1,075	1,036
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	500	478
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	975	921
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	700	646
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	780	702
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	200	177
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	350	306
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	750	673
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	450	402
[8]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	975	853
[8]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	135	115
[8]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	175	144
[8]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	400	335
[8]	WF Card Issuance Trust Series 2024-A1	4.940%	2/15/29	725	724
[8]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	39	37
[8]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	40	39
[8]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	200	199
[8]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	650	641
[8]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	100	90
[8]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	125	124
[8]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	75	72
[8]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	200	198
[8]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	74	72
[8]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	22	22
[8]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	50	49
[8]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	87	86
[8]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	118	116
[8]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	150	142
[8]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	158	154
[8]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	250	236
[8]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	231	225
[8]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	50	47
[8]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	291	287
[8]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	125	121
[8]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	200	197
[8]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	100	97
[8]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	400	398
[8]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	100	99
[8]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/28	275	272
[8]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	275	272
[8]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/28	175	174
[8]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	25	25

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	World Omni Auto Receivables Trust Series 2023-D	5.790%	2/15/29	500	506
[8]	World Omni Auto Receivables Trust Series 2024-A	4.860%	3/15/29	350	348
[8]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	100	99
[8]	World Omni Auto Receivables Trust Series 2024-B	5.270%	9/17/29	1,000	1,003
[8]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.070%	9/15/26	225	224
[8]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.040%	7/17/28	50	50
[8]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	22	21
[8]	World Omni Select Auto Trust Series 2023-A	5.650%	7/17/28	350	350
[8]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/29	175	176
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $551,015)					510,098
Corporate Bonds (10.0%)
Communications (0.8%)
	Alphabet Inc.	0.450%	8/15/25	800	762
	Alphabet Inc.	0.800%	8/15/27	900	802
	Alphabet Inc.	1.100%	8/15/30	1,000	817
	Alphabet Inc.	1.900%	8/15/40	1,000	651
	Alphabet Inc.	2.050%	8/15/50	2,000	1,136
	Alphabet Inc.	2.250%	8/15/60	1,600	884
	America Movil SAB de CV	3.625%	4/22/29	700	654
	America Movil SAB de CV	2.875%	5/7/30	700	617
	America Movil SAB de CV	4.700%	7/21/32	1,000	961
	America Movil SAB de CV	6.375%	3/1/35	800	856
	America Movil SAB de CV	6.125%	11/15/37	300	316
	America Movil SAB de CV	6.125%	3/30/40	1,500	1,555
	America Movil SAB de CV	4.375%	7/16/42	950	806
	America Movil SAB de CV	4.375%	4/22/49	1,000	827
	AT&T Inc.	3.875%	1/15/26	2,000	1,953
	AT&T Inc.	5.539%	2/20/26	1,250	1,250
	AT&T Inc.	1.700%	3/25/26	3,000	2,816
	AT&T Inc.	3.800%	2/15/27	1,820	1,759
	AT&T Inc.	1.650%	2/1/28	2,750	2,442
[8]	AT&T Inc.	4.100%	2/15/28	952	919
	AT&T Inc.	4.350%	3/1/29	3,188	3,090
[8]	AT&T Inc.	4.300%	2/15/30	2,249	2,155
	AT&T Inc.	2.750%	6/1/31	4,600	3,940
	AT&T Inc.	2.250%	2/1/32	2,000	1,623
	AT&T Inc.	2.550%	12/1/33	3,868	3,075
	AT&T Inc.	4.500%	5/15/35	2,230	2,053
	AT&T Inc.	5.250%	3/1/37	1,100	1,068
	AT&T Inc.	4.900%	8/15/37	1,405	1,311
	AT&T Inc.	4.850%	3/1/39	1,000	916
	AT&T Inc.	3.500%	6/1/41	5,400	4,131
	AT&T Inc.	4.300%	12/15/42	1,523	1,267
	AT&T Inc.	4.350%	6/15/45	1,137	942
	AT&T Inc.	4.750%	5/15/46	1,909	1,653
[8]	AT&T Inc.	5.150%	11/15/46	742	689
	AT&T Inc.	5.650%	2/15/47	200	200
	AT&T Inc.	4.500%	3/9/48	1,900	1,567
	AT&T Inc.	4.550%	3/9/49	1,424	1,180
	AT&T Inc.	3.650%	6/1/51	2,885	2,037
	AT&T Inc.	3.500%	9/15/53	7,406	5,027
	AT&T Inc.	3.550%	9/15/55	8,151	5,492
	AT&T Inc.	3.800%	12/1/57	5,253	3,668
	AT&T Inc.	3.650%	9/15/59	5,049	3,389
	AT&T Inc.	3.850%	6/1/60	1,155	806
	Baidu Inc.	1.720%	4/9/26	500	469
	Baidu Inc.	3.625%	7/6/27	325	311
	Baidu Inc.	4.375%	3/29/28	400	390
	Baidu Inc.	4.875%	11/14/28	750	743
	Baidu Inc.	3.425%	4/7/30	320	292
	Baidu Inc.	2.375%	8/23/31	925	766
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	2,618	2,567
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	1,585	1,550
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	400	334
[8]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	500	359
[8]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	400	263
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	485	470
	Booking Holdings Inc.	3.600%	6/1/26	755	734

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Booking Holdings Inc.	3.550%	3/15/28	650	618
British Telecommunications plc	5.125%	12/4/28	250	249
British Telecommunications plc	9.625%	12/15/30	2,300	2,808
Charter Communications Operating LLC	4.908%	7/23/25	807	800
Charter Communications Operating LLC	6.150%	11/10/26	1,000	1,009
Charter Communications Operating LLC	3.750%	2/15/28	1,380	1,283
Charter Communications Operating LLC	4.200%	3/15/28	1,000	945
Charter Communications Operating LLC	2.250%	1/15/29	1,000	855
Charter Communications Operating LLC	5.050%	3/30/29	1,300	1,250
Charter Communications Operating LLC	6.100%	6/1/29	2,100	2,108
Charter Communications Operating LLC	2.800%	4/1/31	1,415	1,157
Charter Communications Operating LLC	2.300%	2/1/32	800	618
Charter Communications Operating LLC	4.400%	4/1/33	900	795
Charter Communications Operating LLC	6.650%	2/1/34	750	758
Charter Communications Operating LLC	6.550%	6/1/34	1,500	1,503
Charter Communications Operating LLC	6.384%	10/23/35	1,064	1,037
Charter Communications Operating LLC	5.375%	4/1/38	800	698
Charter Communications Operating LLC	3.500%	6/1/41	1,180	793
Charter Communications Operating LLC	3.500%	3/1/42	1,550	1,035
Charter Communications Operating LLC	6.484%	10/23/45	2,760	2,524
Charter Communications Operating LLC	5.375%	5/1/47	2,350	1,879
Charter Communications Operating LLC	5.750%	4/1/48	1,750	1,467
Charter Communications Operating LLC	5.125%	7/1/49	750	577
Charter Communications Operating LLC	4.800%	3/1/50	2,000	1,470
Charter Communications Operating LLC	3.700%	4/1/51	1,845	1,126
Charter Communications Operating LLC	3.900%	6/1/52	2,150	1,348
Charter Communications Operating LLC	5.250%	4/1/53	1,000	786
Charter Communications Operating LLC	6.834%	10/23/55	425	403
Charter Communications Operating LLC	3.850%	4/1/61	1,700	997
Charter Communications Operating LLC	4.400%	12/1/61	1,300	849
Charter Communications Operating LLC	3.950%	6/30/62	1,650	978
Charter Communications Operating LLC	5.500%	4/1/63	900	699
Comcast Corp.	3.375%	8/15/25	955	936
Comcast Corp.	3.950%	10/15/25	2,509	2,469
Comcast Corp.	3.150%	3/1/26	2,460	2,378
Comcast Corp.	2.350%	1/15/27	1,930	1,807
Comcast Corp.	3.300%	2/1/27	1,375	1,318
Comcast Corp.	3.300%	4/1/27	1,250	1,195
Comcast Corp.	3.150%	2/15/28	1,381	1,297
Comcast Corp.	4.150%	10/15/28	4,000	3,873
Comcast Corp.	4.550%	1/15/29	816	803
Comcast Corp.	5.100%	6/1/29	3,000	3,019
Comcast Corp.	2.650%	2/1/30	1,050	930
Comcast Corp.	3.400%	4/1/30	1,375	1,264
Comcast Corp.	4.250%	10/15/30	1,200	1,151
Comcast Corp.	1.950%	1/15/31	1,300	1,073
Comcast Corp.	1.500%	2/15/31	400	321
Comcast Corp.	4.250%	1/15/33	1,275	1,192
Comcast Corp.	7.050%	3/15/33	1,025	1,145
Comcast Corp.	4.800%	5/15/33	803	781
Comcast Corp.	5.300%	6/1/34	525	526
Comcast Corp.	4.400%	8/15/35	1,000	925
Comcast Corp.	6.500%	11/15/35	71	78
Comcast Corp.	3.200%	7/15/36	700	566
Comcast Corp.	6.450%	3/15/37	1,350	1,461
Comcast Corp.	3.900%	3/1/38	1,225	1,037
Comcast Corp.	4.600%	10/15/38	2,300	2,093
Comcast Corp.	3.250%	11/1/39	575	442
Comcast Corp.	3.750%	4/1/40	1,350	1,097
Comcast Corp.	4.650%	7/15/42	565	506
Comcast Corp.	4.600%	8/15/45	1,291	1,123
Comcast Corp.	3.400%	7/15/46	4,700	3,395
Comcast Corp.	4.000%	8/15/47	1,700	1,335
Comcast Corp.	3.969%	11/1/47	1,871	1,458
Comcast Corp.	4.000%	3/1/48	922	724
Comcast Corp.	4.700%	10/15/48	500	443
Comcast Corp.	3.999%	11/1/49	1,803	1,405
Comcast Corp.	3.450%	2/1/50	1,400	989
Comcast Corp.	2.800%	1/15/51	1,575	971
Comcast Corp.	2.887%	11/1/51	3,931	2,454

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	2.450%	8/15/52	200	113
	Comcast Corp.	4.049%	11/1/52	1,317	1,021
	Comcast Corp.	5.350%	5/15/53	2,305	2,208
	Comcast Corp.	2.937%	11/1/56	4,888	2,949
	Comcast Corp.	4.950%	10/15/58	1,150	1,027
	Comcast Corp.	2.650%	8/15/62	1,000	545
	Comcast Corp.	2.987%	11/1/63	2,384	1,399
	Comcast Corp.	5.500%	5/15/64	1,142	1,099
	Deutsche Telekom International Finance BV	8.750%	6/15/30	3,450	4,021
	Discovery Communications LLC	4.900%	3/11/26	550	542
	Discovery Communications LLC	3.950%	3/20/28	1,609	1,504
	Discovery Communications LLC	4.125%	5/15/29	2,300	2,124
	Discovery Communications LLC	3.625%	5/15/30	930	818
	Discovery Communications LLC	5.000%	9/20/37	530	453
	Discovery Communications LLC	6.350%	6/1/40	1,155	1,102
	Electronic Arts Inc.	4.800%	3/1/26	275	273
	Electronic Arts Inc.	1.850%	2/15/31	500	408
	Electronic Arts Inc.	2.950%	2/15/51	800	516
	Expedia Group Inc.	5.000%	2/15/26	1,600	1,588
	Expedia Group Inc.	4.625%	8/1/27	900	883
	Expedia Group Inc.	3.800%	2/15/28	1,500	1,428
	Expedia Group Inc.	3.250%	2/15/30	1,025	924
	Expedia Group Inc.	2.950%	3/15/31	270	234
	FactSet Research Systems Inc.	3.450%	3/1/32	500	436
	Fox Corp.	4.709%	1/25/29	1,000	982
	Fox Corp.	3.500%	4/8/30	560	510
	Fox Corp.	6.500%	10/13/33	1,040	1,090
	Fox Corp.	5.476%	1/25/39	950	905
	Fox Corp.	5.576%	1/25/49	1,500	1,376
	Grupo Televisa SAB	8.500%	3/11/32	50	57
	Grupo Televisa SAB	6.625%	1/15/40	500	493
	Grupo Televisa SAB	5.000%	5/13/45	1,240	1,029
	Grupo Televisa SAB	6.125%	1/31/46	350	337
	Grupo Televisa SAB	5.250%	5/24/49	600	518
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	400	390
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	500	366
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	850	786
	Koninklijke KPN NV	8.375%	10/1/30	500	577
	Meta Platforms Inc.	3.500%	8/15/27	1,000	960
	Meta Platforms Inc.	4.600%	5/15/28	1,225	1,220
	Meta Platforms Inc.	4.800%	5/15/30	816	817
	Meta Platforms Inc.	3.850%	8/15/32	3,525	3,280
	Meta Platforms Inc.	4.950%	5/15/33	500	502
	Meta Platforms Inc.	4.450%	8/15/52	2,650	2,285
	Meta Platforms Inc.	5.600%	5/15/53	2,039	2,081
	Meta Platforms Inc.	4.650%	8/15/62	1,200	1,037
	Meta Platforms Inc.	5.750%	5/15/63	1,427	1,467
	NBCUniversal Media LLC	4.450%	1/15/43	1,450	1,252
	Netflix Inc.	4.375%	11/15/26	1,339	1,315
	Netflix Inc.	4.875%	4/15/28	2,346	2,332
	Netflix Inc.	5.875%	11/15/28	2,826	2,912
	Netflix Inc.	6.375%	5/15/29	322	339
[11]	Netflix Inc.	4.875%	6/15/30	583	573
	Omnicom Group Inc.	3.600%	4/15/26	1,150	1,113
	Omnicom Group Inc.	2.450%	4/30/30	620	534
	Omnicom Group Inc.	4.200%	6/1/30	400	380
	Omnicom Group Inc.	2.600%	8/1/31	750	632
	Orange SA	9.000%	3/1/31	2,260	2,696
	Orange SA	5.375%	1/13/42	700	668
	Orange SA	5.500%	2/6/44	600	579
	Paramount Global	2.900%	1/15/27	1,133	1,046
	Paramount Global	3.375%	2/15/28	1,425	1,274
	Paramount Global	3.700%	6/1/28	400	361
	Paramount Global	4.950%	1/15/31	800	704
	Paramount Global	4.200%	5/19/32	1,000	817
	Paramount Global	5.500%	5/15/33	600	516
	Paramount Global	6.875%	4/30/36	900	842
	Paramount Global	5.900%	10/15/40	300	243
	Paramount Global	4.850%	7/1/42	375	272
	Paramount Global	4.375%	3/15/43	987	655

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Paramount Global	5.850%	9/1/43	975	766
Paramount Global	5.250%	4/1/44	500	363
Paramount Global	4.900%	8/15/44	500	347
Paramount Global	4.600%	1/15/45	600	406
Paramount Global	4.950%	5/19/50	850	594
Rogers Communications Inc.	3.625%	12/15/25	475	462
Rogers Communications Inc.	3.200%	3/15/27	800	759
Rogers Communications Inc.	5.000%	2/15/29	357	353
Rogers Communications Inc.	3.800%	3/15/32	1,900	1,698
Rogers Communications Inc.	5.300%	2/15/34	2,250	2,207
Rogers Communications Inc.	4.500%	3/15/42	700	592
Rogers Communications Inc.	4.500%	3/15/43	540	451
Rogers Communications Inc.	5.000%	3/15/44	500	447
Rogers Communications Inc.	4.300%	2/15/48	350	277
Rogers Communications Inc.	4.350%	5/1/49	1,100	875
Rogers Communications Inc.	3.700%	11/15/49	500	353
Rogers Communications Inc.	4.550%	3/15/52	2,300	1,875
Sprint Capital Corp.	6.875%	11/15/28	1,109	1,176
Sprint Capital Corp.	8.750%	3/15/32	4,000	4,810
Sprint LLC	7.625%	3/1/26	1,300	1,336
Take-Two Interactive Software Inc.	5.000%	3/28/26	590	586
Take-Two Interactive Software Inc.	3.700%	4/14/27	500	481
Take-Two Interactive Software Inc.	4.950%	3/28/28	580	575
Take-Two Interactive Software Inc.	4.000%	4/14/32	500	455
Telefonica Emisiones SA	4.103%	3/8/27	1,675	1,626
Telefonica Emisiones SA	7.045%	6/20/36	335	365
Telefonica Emisiones SA	4.665%	3/6/38	1,600	1,409
Telefonica Emisiones SA	5.213%	3/8/47	2,500	2,215
Telefonica Emisiones SA	4.895%	3/6/48	752	636
Telefonica Emisiones SA	5.520%	3/1/49	1,000	925
Telefonica Europe BV	8.250%	9/15/30	1,580	1,784
TELUS Corp.	2.800%	2/16/27	500	470
TELUS Corp.	3.400%	5/13/32	350	304
TELUS Corp.	4.300%	6/15/49	500	394
Tencent Music Entertainment Group	2.000%	9/3/30	400	331
Thomson Reuters Corp.	3.350%	5/15/26	400	386
Thomson Reuters Corp.	5.500%	8/15/35	350	352
Thomson Reuters Corp.	5.850%	4/15/40	400	410
Time Warner Cable Enterprises LLC	8.375%	7/15/33	1,150	1,271
Time Warner Cable LLC	7.300%	7/1/38	1,585	1,603
Time Warner Cable LLC	6.750%	6/15/39	1,850	1,792
Time Warner Cable LLC	5.875%	11/15/40	1,150	1,000
Time Warner Cable LLC	5.500%	9/1/41	975	815
Time Warner Cable LLC	4.500%	9/15/42	1,230	902
T-Mobile USA Inc.	1.500%	2/15/26	1,300	1,221
T-Mobile USA Inc.	2.250%	2/15/26	482	458
T-Mobile USA Inc.	2.625%	4/15/26	502	478
T-Mobile USA Inc.	3.750%	4/15/27	4,500	4,326
T-Mobile USA Inc.	5.375%	4/15/27	335	334
T-Mobile USA Inc.	4.750%	2/1/28	1,020	1,005
T-Mobile USA Inc.	2.050%	2/15/28	2,000	1,795
T-Mobile USA Inc.	4.950%	3/15/28	314	312
T-Mobile USA Inc.	4.800%	7/15/28	1,000	987
T-Mobile USA Inc.	4.850%	1/15/29	1,000	988
T-Mobile USA Inc.	2.625%	2/15/29	670	601
T-Mobile USA Inc.	2.400%	3/15/29	275	243
T-Mobile USA Inc.	3.375%	4/15/29	1,135	1,048
T-Mobile USA Inc.	3.875%	4/15/30	6,175	5,773
T-Mobile USA Inc.	2.550%	2/15/31	2,100	1,783
T-Mobile USA Inc.	2.875%	2/15/31	893	774
T-Mobile USA Inc.	3.500%	4/15/31	1,865	1,676
T-Mobile USA Inc.	2.250%	11/15/31	900	736
T-Mobile USA Inc.	2.700%	3/15/32	925	773
T-Mobile USA Inc.	5.200%	1/15/33	1,160	1,148
T-Mobile USA Inc.	5.050%	7/15/33	2,120	2,074
T-Mobile USA Inc.	5.750%	1/15/34	750	771
T-Mobile USA Inc.	5.150%	4/15/34	1,500	1,474
T-Mobile USA Inc.	4.375%	4/15/40	2,500	2,166
T-Mobile USA Inc.	3.000%	2/15/41	2,900	2,072
T-Mobile USA Inc.	4.500%	4/15/50	3,790	3,165

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	3.300%	2/15/51	3,100	2,094
	T-Mobile USA Inc.	3.400%	10/15/52	2,100	1,433
	T-Mobile USA Inc.	5.650%	1/15/53	964	950
	T-Mobile USA Inc.	5.750%	1/15/54	1,019	1,014
	T-Mobile USA Inc.	3.600%	11/15/60	1,800	1,213
	T-Mobile USA Inc.	5.800%	9/15/62	335	332
[8]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	600	585
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	1,000	965
[8]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,415	1,323
[8]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	50	56
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	325	284
[8]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	485	410
[8]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	400	317
[8]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	400	272
	VeriSign Inc.	2.700%	6/15/31	700	585
	Verizon Communications Inc.	0.850%	11/20/25	1,525	1,434
	Verizon Communications Inc.	1.450%	3/20/26	1,600	1,499
	Verizon Communications Inc.	2.625%	8/15/26	1,537	1,457
	Verizon Communications Inc.	4.125%	3/16/27	2,750	2,681
	Verizon Communications Inc.	3.000%	3/22/27	1,100	1,041
	Verizon Communications Inc.	2.100%	3/22/28	2,700	2,429
	Verizon Communications Inc.	4.329%	9/21/28	3,607	3,507
	Verizon Communications Inc.	3.875%	2/8/29	450	428
	Verizon Communications Inc.	4.016%	12/3/29	3,614	3,415
	Verizon Communications Inc.	3.150%	3/22/30	1,290	1,163
	Verizon Communications Inc.	1.500%	9/18/30	500	408
	Verizon Communications Inc.	1.680%	10/30/30	4,176	3,394
	Verizon Communications Inc.	1.750%	1/20/31	400	324
	Verizon Communications Inc.	2.550%	3/21/31	3,600	3,058
	Verizon Communications Inc.	2.355%	3/15/32	2,950	2,411
	Verizon Communications Inc.	5.050%	5/9/33	816	805
	Verizon Communications Inc.	4.500%	8/10/33	1,775	1,669
	Verizon Communications Inc.	4.400%	11/1/34	2,200	2,039
	Verizon Communications Inc.	4.272%	1/15/36	1,254	1,135
	Verizon Communications Inc.	5.250%	3/16/37	862	851
	Verizon Communications Inc.	4.812%	3/15/39	1,425	1,322
	Verizon Communications Inc.	2.650%	11/20/40	4,325	2,980
	Verizon Communications Inc.	3.400%	3/22/41	3,400	2,599
	Verizon Communications Inc.	2.850%	9/3/41	905	634
	Verizon Communications Inc.	4.750%	11/1/41	500	461
	Verizon Communications Inc.	6.550%	9/15/43	500	550
	Verizon Communications Inc.	4.125%	8/15/46	1,380	1,115
	Verizon Communications Inc.	4.862%	8/21/46	1,830	1,660
	Verizon Communications Inc.	4.522%	9/15/48	1,000	857
	Verizon Communications Inc.	4.000%	3/22/50	1,200	935
	Verizon Communications Inc.	2.875%	11/20/50	2,600	1,635
	Verizon Communications Inc.	3.550%	3/22/51	4,750	3,419
	Verizon Communications Inc.	3.875%	3/1/52	200	152
	Verizon Communications Inc.	5.500%	2/23/54	1,200	1,175
	Verizon Communications Inc.	4.672%	3/15/55	200	173
	Verizon Communications Inc.	2.987%	10/30/56	4,339	2,656
	Verizon Communications Inc.	3.000%	11/20/60	1,500	898
	Verizon Communications Inc.	3.700%	3/22/61	3,240	2,285
	Vodafone Group plc	4.375%	5/30/28	479	469
	Vodafone Group plc	7.875%	2/15/30	625	705
	Vodafone Group plc	6.250%	11/30/32	425	450
	Vodafone Group plc	6.150%	2/27/37	1,200	1,272
	Vodafone Group plc	5.250%	5/30/48	400	369
	Vodafone Group plc	4.875%	6/19/49	1,250	1,082
	Vodafone Group plc	4.250%	9/17/50	1,600	1,248
	Vodafone Group plc	5.625%	2/10/53	1,299	1,244
	Vodafone Group plc	5.750%	6/28/54	2,000	1,937
	Vodafone Group plc	5.125%	6/19/59	600	521
	Vodafone Group plc	5.750%	2/10/63	200	190
	Vodafone Group plc	5.875%	6/28/64	850	817
	Walt Disney Co.	3.700%	10/15/25	500	490
	Walt Disney Co.	1.750%	1/13/26	1,400	1,328
	Walt Disney Co.	3.375%	11/15/26	281	270
	Walt Disney Co.	3.700%	3/23/27	400	388
	Walt Disney Co.	2.200%	1/13/28	850	777

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walt Disney Co.	2.000%	9/1/29	1,850	1,607
	Walt Disney Co.	3.800%	3/22/30	1,085	1,028
	Walt Disney Co.	2.650%	1/13/31	3,000	2,617
	Walt Disney Co.	6.550%	3/15/33	392	432
	Walt Disney Co.	6.200%	12/15/34	775	842
	Walt Disney Co.	6.400%	12/15/35	1,728	1,891
	Walt Disney Co.	6.150%	3/1/37	800	865
	Walt Disney Co.	4.625%	3/23/40	475	439
	Walt Disney Co.	3.500%	5/13/40	2,700	2,153
	Walt Disney Co.	5.400%	10/1/43	600	593
	Walt Disney Co.	4.750%	9/15/44	690	623
	Walt Disney Co.	4.950%	10/15/45	100	93
	Walt Disney Co.	2.750%	9/1/49	2,000	1,270
	Walt Disney Co.	4.700%	3/23/50	1,155	1,043
	Walt Disney Co.	3.600%	1/13/51	2,200	1,640
	Walt Disney Co.	3.800%	5/13/60	1,100	815
	Warnermedia Holdings Inc.	3.755%	3/15/27	3,600	3,415
	Warnermedia Holdings Inc.	4.054%	3/15/29	1,300	1,201
	Warnermedia Holdings Inc.	4.279%	3/15/32	4,200	3,665
	Warnermedia Holdings Inc.	5.050%	3/15/42	4,000	3,251
	Warnermedia Holdings Inc.	5.141%	3/15/52	6,215	4,836
	Warnermedia Holdings Inc.	5.391%	3/15/62	2,000	1,560
	Weibo Corp.	3.375%	7/8/30	650	568
					443,353
Consumer Discretionary (0.7%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	2,335	2,205
	Alibaba Group Holding Ltd.	2.125%	2/9/31	1,454	1,203
	Alibaba Group Holding Ltd.	4.500%	11/28/34	600	553
	Alibaba Group Holding Ltd.	4.000%	12/6/37	735	624
	Alibaba Group Holding Ltd.	2.700%	2/9/41	650	436
	Alibaba Group Holding Ltd.	4.200%	12/6/47	1,500	1,185
	Alibaba Group Holding Ltd.	3.150%	2/9/51	1,325	844
	Alibaba Group Holding Ltd.	4.400%	12/6/57	700	552
	Alibaba Group Holding Ltd.	3.250%	2/9/61	900	548
	Amazon.com Inc.	4.600%	12/1/25	500	497
	Amazon.com Inc.	5.200%	12/3/25	4,925	4,933
	Amazon.com Inc.	1.000%	5/12/26	2,500	2,325
	Amazon.com Inc.	3.300%	4/13/27	2,250	2,158
	Amazon.com Inc.	1.200%	6/3/27	2,200	1,987
	Amazon.com Inc.	3.150%	8/22/27	1,550	1,472
	Amazon.com Inc.	4.550%	12/1/27	2,000	1,985
	Amazon.com Inc.	1.650%	5/12/28	2,125	1,892
	Amazon.com Inc.	3.450%	4/13/29	1,750	1,660
	Amazon.com Inc.	2.100%	5/12/31	4,000	3,370
	Amazon.com Inc.	3.600%	4/13/32	1,750	1,608
	Amazon.com Inc.	4.700%	12/1/32	2,500	2,478
	Amazon.com Inc.	4.800%	12/5/34	975	968
	Amazon.com Inc.	3.875%	8/22/37	2,890	2,552
	Amazon.com Inc.	2.875%	5/12/41	2,150	1,579
	Amazon.com Inc.	4.950%	12/5/44	1,025	991
	Amazon.com Inc.	4.050%	8/22/47	3,400	2,833
	Amazon.com Inc.	2.500%	6/3/50	1,798	1,100
	Amazon.com Inc.	3.100%	5/12/51	3,025	2,079
	Amazon.com Inc.	3.950%	4/13/52	1,750	1,409
	Amazon.com Inc.	4.250%	8/22/57	1,085	909
	Amazon.com Inc.	2.700%	6/3/60	1,795	1,056
	Amazon.com Inc.	3.250%	5/12/61	1,500	1,000
	Amazon.com Inc.	4.100%	4/13/62	500	400
[8]	American Honda Finance Corp.	1.200%	7/8/25	500	479
[8]	American Honda Finance Corp.	1.000%	9/10/25	600	569
[8]	American Honda Finance Corp.	4.950%	1/9/26	600	597
	American Honda Finance Corp.	4.750%	1/12/26	2,300	2,282
[8]	American Honda Finance Corp.	5.250%	7/7/26	600	601
[8]	American Honda Finance Corp.	2.300%	9/9/26	250	235
[8]	American Honda Finance Corp.	2.350%	1/8/27	375	351
	American Honda Finance Corp.	4.900%	3/12/27	1,350	1,345
[8]	American Honda Finance Corp.	2.000%	3/24/28	1,300	1,169
[8]	American Honda Finance Corp.	5.125%	7/7/28	600	603
	American Honda Finance Corp.	5.650%	11/15/28	600	615

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	American Honda Finance Corp.	2.250%	1/12/29	250	222
	American Honda Finance Corp.	4.900%	3/13/29	400	398
	American Honda Finance Corp.	4.600%	4/17/30	500	490
[8]	American Honda Finance Corp.	4.900%	1/10/34	1,600	1,553
[8]	American University	3.672%	4/1/49	400	312
	Aptiv plc	4.350%	3/15/29	150	145
	Aptiv plc	3.250%	3/1/32	700	607
	Aptiv plc	4.400%	10/1/46	225	176
	Aptiv plc	3.100%	12/1/51	1,300	793
	Aptiv plc	4.150%	5/1/52	900	670
	AutoNation Inc.	4.500%	10/1/25	500	492
	AutoNation Inc.	3.800%	11/15/27	250	235
	AutoNation Inc.	1.950%	8/1/28	1,000	867
	AutoNation Inc.	3.850%	3/1/32	750	667
	AutoZone Inc.	3.125%	4/21/26	300	288
	AutoZone Inc.	5.050%	7/15/26	500	498
	AutoZone Inc.	3.750%	6/1/27	700	673
	AutoZone Inc.	4.500%	2/1/28	420	411
	AutoZone Inc.	6.250%	11/1/28	500	522
	AutoZone Inc.	3.750%	4/18/29	550	518
	AutoZone Inc.	5.100%	7/15/29	400	398
	AutoZone Inc.	4.000%	4/15/30	1,400	1,317
	AutoZone Inc.	1.650%	1/15/31	1,158	929
	AutoZone Inc.	4.750%	8/1/32	500	480
	AutoZone Inc.	4.750%	2/1/33	500	477
	AutoZone Inc.	5.200%	8/1/33	500	492
	AutoZone Inc.	6.550%	11/1/33	300	322
	AutoZone Inc.	5.400%	7/15/34	600	593
	Best Buy Co. Inc.	4.450%	10/1/28	850	828
	BorgWarner Inc.	2.650%	7/1/27	900	835
	BorgWarner Inc.	4.375%	3/15/45	500	399
[8]	Brown University	2.924%	9/1/50	500	344
	Brunswick Corp.	2.400%	8/18/31	500	399
	Brunswick Corp.	4.400%	9/15/32	500	445
	Brunswick Corp.	5.100%	4/1/52	500	389
[8]	California Endowment	2.498%	4/1/51	150	92
	California Institute of Technology	4.700%	11/1/11	325	278
	California Institute of Technology	3.650%	9/1/19	450	299
[8]	Case Western Reserve University	5.405%	6/1/22	200	190
	Choice Hotels International Inc.	3.700%	12/1/29	500	449
[6]	Choice Hotels International Inc.	5.850%	8/1/34	500	492
	Claremont Mckenna College	3.775%	1/1/22	275	183
	Cornell University	4.835%	6/15/34	500	497
	Darden Restaurants Inc.	3.850%	5/1/27	750	721
	Darden Restaurants Inc.	4.550%	2/15/48	550	447
	Dick's Sporting Goods Inc.	3.150%	1/15/32	600	510
	Dick's Sporting Goods Inc.	4.100%	1/15/52	1,000	704
	DR Horton Inc.	2.600%	10/15/25	1,485	1,431
[8]	Duke University	2.682%	10/1/44	300	219
[8]	Duke University	2.757%	10/1/50	340	223
[8]	Duke University	2.832%	10/1/55	550	357
	eBay Inc.	5.900%	11/22/25	500	503
	eBay Inc.	1.400%	5/10/26	675	628
	eBay Inc.	3.600%	6/5/27	500	480
	eBay Inc.	2.700%	3/11/30	865	762
	eBay Inc.	2.600%	5/10/31	675	573
	eBay Inc.	6.300%	11/22/32	500	531
	eBay Inc.	4.000%	7/15/42	600	480
	eBay Inc.	3.650%	5/10/51	925	659
[8]	Emory University	2.143%	9/1/30	600	511
[8]	Emory University	2.969%	9/1/50	150	103
[8]	Ford Foundation	2.415%	6/1/50	250	151
[8]	Ford Foundation	2.815%	6/1/70	750	436
	Ford Motor Co.	9.625%	4/22/30	2,150	2,501
	Ford Motor Co.	7.450%	7/16/31	1,757	1,888
	Ford Motor Co.	3.250%	2/12/32	3,087	2,554
	Ford Motor Co.	6.100%	8/19/32	1,407	1,405
	Ford Motor Co.	4.750%	1/15/43	1,611	1,304
	Ford Motor Co.	7.400%	11/1/46	125	135
	Ford Motor Co.	5.291%	12/8/46	1,064	930

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Motor Credit Co. LLC	4.134%	8/4/25	1,125	1,104
	Ford Motor Credit Co. LLC	4.542%	8/1/26	239	233
	Ford Motor Credit Co. LLC	2.700%	8/10/26	1,227	1,153
	Ford Motor Credit Co. LLC	4.271%	1/9/27	286	276
	Ford Motor Credit Co. LLC	5.850%	5/17/27	1,825	1,827
	Ford Motor Credit Co. LLC	4.950%	5/28/27	477	466
	Ford Motor Credit Co. LLC	4.125%	8/17/27	398	378
	Ford Motor Credit Co. LLC	3.815%	11/2/27	239	224
	Ford Motor Credit Co. LLC	7.350%	11/4/27	477	497
	Ford Motor Credit Co. LLC	2.900%	2/16/28	739	668
	Ford Motor Credit Co. LLC	6.800%	5/12/28	477	492
	Ford Motor Credit Co. LLC	6.798%	11/7/28	1,250	1,292
	Ford Motor Credit Co. LLC	2.900%	2/10/29	486	429
	Ford Motor Credit Co. LLC	5.800%	3/8/29	1,500	1,496
	Ford Motor Credit Co. LLC	5.113%	5/3/29	1,223	1,182
	Ford Motor Credit Co. LLC	7.350%	3/6/30	784	830
	Ford Motor Credit Co. LLC	7.200%	6/10/30	200	211
	Ford Motor Credit Co. LLC	4.000%	11/13/30	1,727	1,542
	Ford Motor Credit Co. LLC	6.050%	3/5/31	4,000	4,003
	Ford Motor Credit Co. LLC	7.122%	11/7/33	1,144	1,208
	Ford Motor Credit Co. LLC	6.125%	3/8/34	1,750	1,734
	Fortune Brands Innovations Inc.	3.250%	9/15/29	400	363
	Fortune Brands Innovations Inc.	4.000%	3/25/32	500	454
	Fortune Brands Innovations Inc.	5.875%	6/1/33	500	507
	Fortune Brands Innovations Inc.	4.500%	3/25/52	500	393
	General Motors Co.	6.125%	10/1/25	3,300	3,317
	General Motors Co.	4.200%	10/1/27	400	385
	General Motors Co.	6.800%	10/1/27	1,050	1,090
	General Motors Co.	5.000%	10/1/28	650	644
	General Motors Co.	5.400%	10/15/29	500	497
	General Motors Co.	5.600%	10/15/32	375	375
	General Motors Co.	5.000%	4/1/35	1,030	964
	General Motors Co.	6.600%	4/1/36	600	629
	General Motors Co.	5.150%	4/1/38	825	759
	General Motors Co.	6.250%	10/2/43	1,235	1,230
	General Motors Co.	5.200%	4/1/45	1,120	983
	General Motors Co.	6.750%	4/1/46	700	732
	General Motors Co.	5.400%	4/1/48	675	605
	General Motors Co.	5.950%	4/1/49	900	873
	General Motors Financial Co. Inc.	5.250%	3/1/26	1,175	1,168
	General Motors Financial Co. Inc.	5.400%	4/6/26	850	848
	General Motors Financial Co. Inc.	1.500%	6/10/26	900	834
	General Motors Financial Co. Inc.	4.000%	10/6/26	525	508
	General Motors Financial Co. Inc.	4.350%	1/17/27	910	886
	General Motors Financial Co. Inc.	5.000%	4/9/27	1,000	990
	General Motors Financial Co. Inc.	5.350%	7/15/27	725	723
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,500	1,384
	General Motors Financial Co. Inc.	3.850%	1/5/28	300	285
	General Motors Financial Co. Inc.	2.400%	4/10/28	875	785
	General Motors Financial Co. Inc.	5.800%	6/23/28	1,100	1,113
	General Motors Financial Co. Inc.	2.400%	10/15/28	365	323
	General Motors Financial Co. Inc.	5.800%	1/7/29	2,000	2,019
	General Motors Financial Co. Inc.	5.650%	1/17/29	775	779
	General Motors Financial Co. Inc.	4.300%	4/6/29	2,000	1,900
	General Motors Financial Co. Inc.	5.550%	7/15/29	1,050	1,050
	General Motors Financial Co. Inc.	3.600%	6/21/30	1,625	1,459
	General Motors Financial Co. Inc.	2.350%	1/8/31	500	410
	General Motors Financial Co. Inc.	5.750%	2/8/31	300	301
	General Motors Financial Co. Inc.	2.700%	6/10/31	900	745
	General Motors Financial Co. Inc.	5.600%	6/18/31	675	670
	General Motors Financial Co. Inc.	6.400%	1/9/33	500	519
	General Motors Financial Co. Inc.	6.100%	1/7/34	2,000	2,022
	General Motors Financial Co. Inc.	5.950%	4/4/34	1,750	1,751
	Genuine Parts Co.	1.875%	11/1/30	600	486
	Genuine Parts Co.	6.875%	11/1/33	400	439
[8]	George Washington University	4.300%	9/15/44	550	491
[8]	George Washington University	4.126%	9/15/48	800	680
[8]	Georgetown University	4.315%	4/1/49	378	327
[8]	Georgetown University	2.943%	4/1/50	405	272
	Georgetown University	5.115%	4/1/53	225	222

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Georgetown University	5.215%	10/1/18	243	224
	GXO Logistics Inc.	6.250%	5/6/29	440	448
	GXO Logistics Inc.	2.650%	7/15/31	500	406
	GXO Logistics Inc.	6.500%	5/6/34	420	427
	Harley-Davidson Inc.	4.625%	7/28/45	500	405
	Hasbro Inc.	3.550%	11/19/26	1,000	955
	Hasbro Inc.	3.900%	11/19/29	725	669
	Hasbro Inc.	6.350%	3/15/40	400	409
	Hasbro Inc.	5.100%	5/15/44	350	300
[8]	Home Depot Inc.	5.100%	12/24/25	2,000	1,998
	Home Depot Inc.	3.000%	4/1/26	1,000	964
	Home Depot Inc.	5.150%	6/25/26	1,500	1,501
	Home Depot Inc.	4.950%	9/30/26	500	499
	Home Depot Inc.	2.500%	4/15/27	3,156	2,956
	Home Depot Inc.	4.875%	6/25/27	700	699
	Home Depot Inc.	0.900%	3/15/28	850	740
	Home Depot Inc.	3.900%	12/6/28	700	676
	Home Depot Inc.	4.900%	4/15/29	500	501
	Home Depot Inc.	2.950%	6/15/29	2,400	2,200
	Home Depot Inc.	4.750%	6/25/29	900	895
	Home Depot Inc.	2.700%	4/15/30	3,215	2,864
	Home Depot Inc.	1.375%	3/15/31	1,000	797
	Home Depot Inc.	4.850%	6/25/31	650	645
	Home Depot Inc.	1.875%	9/15/31	700	570
	Home Depot Inc.	3.250%	4/15/32	925	820
	Home Depot Inc.	4.500%	9/15/32	875	848
	Home Depot Inc.	4.950%	6/25/34	575	569
	Home Depot Inc.	5.875%	12/16/36	2,995	3,174
	Home Depot Inc.	3.300%	4/15/40	2,415	1,880
	Home Depot Inc.	5.950%	4/1/41	833	881
	Home Depot Inc.	4.200%	4/1/43	975	827
	Home Depot Inc.	4.400%	3/15/45	500	433
	Home Depot Inc.	4.250%	4/1/46	1,820	1,531
	Home Depot Inc.	3.900%	6/15/47	900	711
	Home Depot Inc.	4.500%	12/6/48	875	758
	Home Depot Inc.	3.125%	12/15/49	1,042	710
	Home Depot Inc.	3.350%	4/15/50	1,250	889
	Home Depot Inc.	2.375%	3/15/51	1,000	574
	Home Depot Inc.	2.750%	9/15/51	2,000	1,245
	Home Depot Inc.	3.625%	4/15/52	1,250	925
	Home Depot Inc.	4.950%	9/15/52	1,000	925
	Home Depot Inc.	5.300%	6/25/54	1,350	1,318
	Home Depot Inc.	5.400%	6/25/64	444	433
	Honda Motor Co. Ltd.	2.534%	3/10/27	775	726
	Honda Motor Co. Ltd.	2.967%	3/10/32	1,525	1,337
	Hyatt Hotels Corp.	4.850%	3/15/26	350	346
	Hyatt Hotels Corp.	5.750%	1/30/27	300	303
	Hyatt Hotels Corp.	4.375%	9/15/28	850	821
	Hyatt Hotels Corp.	5.250%	6/30/29	500	496
	Hyatt Hotels Corp.	5.750%	4/23/30	400	406
	Hyatt Hotels Corp.	5.500%	6/30/34	400	389
	JD.com Inc.	3.875%	4/29/26	400	389
	JD.com Inc.	3.375%	1/14/30	300	273
	JD.com Inc.	4.125%	1/14/50	400	308
[8]	Johns Hopkins University	4.705%	7/1/32	375	368
[8]	Johns Hopkins University	4.083%	7/1/53	490	414
	Las Vegas Sands Corp.	3.500%	8/18/26	950	907
	Las Vegas Sands Corp.	5.900%	6/1/27	965	970
	Las Vegas Sands Corp.	6.000%	8/15/29	200	202
	Las Vegas Sands Corp.	6.200%	8/15/34	300	302
	Lear Corp.	3.800%	9/15/27	204	195
	Lear Corp.	4.250%	5/15/29	400	381
	Lear Corp.	3.500%	5/30/30	350	316
	Lear Corp.	2.600%	1/15/32	500	409
	Lear Corp.	5.250%	5/15/49	250	222
	Lear Corp.	3.550%	1/15/52	500	342
	Leggett & Platt Inc.	3.500%	11/15/27	700	642
	Leggett & Platt Inc.	3.500%	11/15/51	500	326
	Leland Stanford Junior University	1.289%	6/1/27	100	90
	Leland Stanford Junior University	3.647%	5/1/48	1,075	866

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Leland Stanford Junior University	2.413%	6/1/50	355	222
	Lennar Corp.	5.250%	6/1/26	1,500	1,496
	Lennar Corp.	4.750%	11/29/27	700	690
	Lowe's Cos. Inc.	4.400%	9/8/25	300	296
	Lowe's Cos. Inc.	3.375%	9/15/25	975	951
	Lowe's Cos. Inc.	4.800%	4/1/26	650	645
	Lowe's Cos. Inc.	2.500%	4/15/26	1,700	1,619
	Lowe's Cos. Inc.	3.100%	5/3/27	642	608
	Lowe's Cos. Inc.	1.300%	4/15/28	500	436
	Lowe's Cos. Inc.	1.700%	9/15/28	925	808
	Lowe's Cos. Inc.	3.650%	4/5/29	1,350	1,270
	Lowe's Cos. Inc.	4.500%	4/15/30	1,375	1,335
	Lowe's Cos. Inc.	1.700%	10/15/30	1,000	816
	Lowe's Cos. Inc.	2.625%	4/1/31	800	683
	Lowe's Cos. Inc.	3.750%	4/1/32	1,250	1,135
	Lowe's Cos. Inc.	5.000%	4/15/33	1,000	985
	Lowe's Cos. Inc.	5.150%	7/1/33	650	647
	Lowe's Cos. Inc.	5.000%	4/15/40	525	490
	Lowe's Cos. Inc.	2.800%	9/15/41	925	634
	Lowe's Cos. Inc.	4.250%	9/15/44	63	50
	Lowe's Cos. Inc.	3.700%	4/15/46	1,430	1,050
	Lowe's Cos. Inc.	4.050%	5/3/47	1,650	1,274
	Lowe's Cos. Inc.	4.550%	4/5/49	500	414
	Lowe's Cos. Inc.	5.125%	4/15/50	500	453
	Lowe's Cos. Inc.	3.000%	10/15/50	1,000	626
	Lowe's Cos. Inc.	3.500%	4/1/51	550	376
	Lowe's Cos. Inc.	4.250%	4/1/52	1,650	1,297
	Lowe's Cos. Inc.	5.625%	4/15/53	1,500	1,452
	Lowe's Cos. Inc.	5.750%	7/1/53	650	641
	Lowe's Cos. Inc.	4.450%	4/1/62	770	599
	Lowe's Cos. Inc.	5.800%	9/15/62	500	486
	Lowe's Cos. Inc.	5.850%	4/1/63	650	634
	Magna International Inc.	4.150%	10/1/25	300	295
	Magna International Inc.	5.050%	3/14/29	1,000	999
	Magna International Inc.	2.450%	6/15/30	500	431
	Marriott International Inc.	3.750%	10/1/25	200	196
[8]	Marriott International Inc.	3.125%	6/15/26	1,809	1,736
[8]	Marriott International Inc.	4.650%	12/1/28	2,000	1,958
	Marriott International Inc.	4.875%	5/15/29	500	494
[8]	Marriott International Inc.	4.625%	6/15/30	1,300	1,261
[8]	Marriott International Inc.	2.850%	4/15/31	1,200	1,027
[8]	Marriott International Inc.	3.500%	10/15/32	850	738
[8]	Marriott International Inc.	2.750%	10/15/33	250	202
	Marriott International Inc.	5.300%	5/15/34	750	736
	Masco Corp.	3.500%	11/15/27	100	94
	Masco Corp.	1.500%	2/15/28	500	438
	Masco Corp.	2.000%	10/1/30	500	412
	Masco Corp.	2.000%	2/15/31	500	407
	Masco Corp.	4.500%	5/15/47	475	393
[8]	Massachusetts Institute of Technology	2.989%	7/1/50	370	260
	Massachusetts Institute of Technology	3.067%	4/1/52	500	355
	Massachusetts Institute of Technology	5.600%	7/1/11	860	909
	Massachusetts Institute of Technology	4.678%	7/1/14	700	620
	Massachusetts Institute of Technology	3.885%	7/1/16	200	147
[8]	McDonald's Corp.	3.300%	7/1/25	818	801
[8]	McDonald's Corp.	3.700%	1/30/26	1,125	1,099
[8]	McDonald's Corp.	3.500%	3/1/27	200	192
[8]	McDonald's Corp.	3.500%	7/1/27	2,750	2,635
[8]	McDonald's Corp.	3.800%	4/1/28	500	480
	McDonald's Corp.	4.800%	8/14/28	600	596
[8]	McDonald's Corp.	5.000%	5/17/29	500	500
[8]	McDonald's Corp.	2.625%	9/1/29	600	538
[8]	McDonald's Corp.	2.125%	3/1/30	600	515
[8]	McDonald's Corp.	3.600%	7/1/30	2,175	2,016
	McDonald's Corp.	4.950%	8/14/33	250	246
[8]	McDonald's Corp.	5.200%	5/17/34	800	802
[8]	McDonald's Corp.	4.700%	12/9/35	675	641
[8]	McDonald's Corp.	6.300%	3/1/38	100	107
[8]	McDonald's Corp.	5.700%	2/1/39	375	383
[8]	McDonald's Corp.	3.700%	2/15/42	725	568

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	McDonald's Corp.	3.625%	5/1/43	400	305
[8]	McDonald's Corp.	4.600%	5/26/45	925	800
[8]	McDonald's Corp.	4.875%	12/9/45	1,225	1,101
[8]	McDonald's Corp.	4.450%	3/1/47	750	630
[8]	McDonald's Corp.	4.450%	9/1/48	900	756
[8]	McDonald's Corp.	3.625%	9/1/49	2,000	1,451
[8]	McDonald's Corp.	4.200%	4/1/50	1,000	798
[8]	McDonald's Corp.	5.150%	9/9/52	500	462
	MDC Holdings Inc.	3.850%	1/15/30	1,000	949
	MDC Holdings Inc.	2.500%	1/15/31	300	267
	MDC Holdings Inc.	6.000%	1/15/43	400	421
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	605	719
	Mohawk Industries Inc.	5.850%	9/18/28	500	510
	Mohawk Industries Inc.	3.625%	5/15/30	375	344
	NIKE Inc.	2.375%	11/1/26	1,000	943
	NIKE Inc.	2.750%	3/27/27	650	616
	NIKE Inc.	2.850%	3/27/30	1,575	1,417
	NIKE Inc.	3.250%	3/27/40	1,050	819
	NIKE Inc.	3.625%	5/1/43	525	415
	NIKE Inc.	3.875%	11/1/45	700	562
	NIKE Inc.	3.375%	3/27/50	1,625	1,170
[8]	Northwestern University	4.643%	12/1/44	350	331
[8]	Northwestern University	2.640%	12/1/50	245	161
[8]	Northwestern University	3.662%	12/1/57	200	152
	NVR Inc.	3.000%	5/15/30	1,250	1,108
	O'Reilly Automotive Inc.	3.550%	3/15/26	500	485
	O'Reilly Automotive Inc.	5.750%	11/20/26	600	606
	O'Reilly Automotive Inc.	3.600%	9/1/27	1,300	1,239
	O'Reilly Automotive Inc.	4.200%	4/1/30	350	333
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	403
	Owens Corning	3.400%	8/15/26	500	479
	Owens Corning	5.500%	6/15/27	500	505
	Owens Corning	3.950%	8/15/29	375	354
	Owens Corning	3.875%	6/1/30	100	93
	Owens Corning	5.700%	6/15/34	675	681
	Owens Corning	7.000%	12/1/36	18	20
	Owens Corning	4.300%	7/15/47	1,150	924
	Owens Corning	4.400%	1/30/48	525	423
	Owens Corning	5.950%	6/15/54	600	604
[8]	President & Fellows of Harvard College	4.609%	2/15/35	500	489
	President & Fellows of Harvard College	4.875%	10/15/40	250	243
	President & Fellows of Harvard College	3.150%	7/15/46	400	295
	President & Fellows of Harvard College	2.517%	10/15/50	725	458
	President & Fellows of Harvard College	3.745%	11/15/52	500	402
	PulteGroup Inc.	5.000%	1/15/27	414	411
	PulteGroup Inc.	6.375%	5/15/33	1,000	1,051
	PVH Corp.	4.625%	7/10/25	500	494
	Ralph Lauren Corp.	3.750%	9/15/25	100	98
	Ralph Lauren Corp.	2.950%	6/15/30	700	625
[8]	Rockefeller Foundation	2.492%	10/1/50	1,000	620
	Ross Stores Inc.	1.875%	4/15/31	400	327
	Sands China Ltd.	5.125%	8/8/25	1,450	1,438
	Sands China Ltd.	4.050%	1/8/26	1,150	1,113
	Sands China Ltd.	2.300%	3/8/27	575	524
	Sands China Ltd.	5.400%	8/8/28	1,550	1,518
	Sands China Ltd.	2.850%	3/8/29	525	460
	Sands China Ltd.	4.375%	6/18/30	575	529
	Sands China Ltd.	3.250%	8/8/31	475	399
	Snap-on Inc.	3.250%	3/1/27	225	216
	Snap-on Inc.	4.100%	3/1/48	275	225
	Snap-on Inc.	3.100%	5/1/50	400	273
	Stanley Black & Decker Inc.	3.400%	3/1/26	375	363
	Stanley Black & Decker Inc.	4.250%	11/15/28	375	362
	Stanley Black & Decker Inc.	2.300%	3/15/30	1,500	1,277
	Stanley Black & Decker Inc.	5.200%	9/1/40	300	280
	Stanley Black & Decker Inc.	4.850%	11/15/48	400	338
	Stanley Black & Decker Inc.	2.750%	11/15/50	650	372
	Starbucks Corp.	2.450%	6/15/26	665	632
	Starbucks Corp.	4.850%	2/8/27	850	846
	Starbucks Corp.	3.500%	3/1/28	500	474

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Starbucks Corp.	4.000%	11/15/28	250	241
	Starbucks Corp.	3.550%	8/15/29	700	656
	Starbucks Corp.	2.250%	3/12/30	600	517
	Starbucks Corp.	2.550%	11/15/30	2,000	1,724
	Starbucks Corp.	4.900%	2/15/31	500	495
	Starbucks Corp.	3.000%	2/14/32	1,000	866
	Starbucks Corp.	5.000%	2/15/34	750	733
	Starbucks Corp.	4.300%	6/15/45	200	165
	Starbucks Corp.	4.500%	11/15/48	1,685	1,406
	Starbucks Corp.	3.350%	3/12/50	700	477
	Starbucks Corp.	3.500%	11/15/50	1,000	704
	Tapestry Inc.	7.050%	11/27/25	600	610
	Tapestry Inc.	7.000%	11/27/26	600	617
[8]	Tapestry Inc.	4.125%	7/15/27	109	104
	Tapestry Inc.	7.350%	11/27/28	800	830
	Tapestry Inc.	7.700%	11/27/30	1,150	1,201
	Tapestry Inc.	3.050%	3/15/32	500	403
	Tapestry Inc.	7.850%	11/27/33	1,000	1,052
	Thomas Jefferson University	3.847%	11/1/57	500	374
	TJX Cos. Inc.	2.250%	9/15/26	750	707
	TJX Cos. Inc.	1.150%	5/15/28	500	436
	TJX Cos. Inc.	4.500%	4/15/50	750	667
	Toll Brothers Finance Corp.	4.350%	2/15/28	750	724
	Toyota Motor Corp.	1.339%	3/25/26	1,000	937
	Toyota Motor Corp.	5.275%	7/13/26	500	502
	Toyota Motor Corp.	5.118%	7/13/28	1,500	1,511
	Toyota Motor Corp.	2.760%	7/2/29	400	366
	Toyota Motor Corp.	5.123%	7/13/33	500	521
	Toyota Motor Credit Corp.	3.950%	6/30/25	500	493
	Toyota Motor Credit Corp.	5.600%	9/11/25	600	602
[8]	Toyota Motor Credit Corp.	0.800%	10/16/25	3,700	3,497
[8]	Toyota Motor Credit Corp.	4.800%	1/5/26	650	647
	Toyota Motor Credit Corp.	5.200%	5/15/26	750	751
	Toyota Motor Credit Corp.	4.450%	5/18/26	719	710
[8]	Toyota Motor Credit Corp.	1.125%	6/18/26	1,500	1,389
[8]	Toyota Motor Credit Corp.	5.000%	8/14/26	500	499
	Toyota Motor Credit Corp.	5.400%	11/20/26	700	705
[8]	Toyota Motor Credit Corp.	3.200%	1/11/27	850	813
[8]	Toyota Motor Credit Corp.	1.900%	1/13/27	300	278
[8]	Toyota Motor Credit Corp.	5.000%	3/19/27	500	500
[8]	Toyota Motor Credit Corp.	3.050%	3/22/27	1,000	950
[8]	Toyota Motor Credit Corp.	1.150%	8/13/27	1,350	1,204
[8]	Toyota Motor Credit Corp.	4.550%	9/20/27	875	864
	Toyota Motor Credit Corp.	5.450%	11/10/27	700	710
[8]	Toyota Motor Credit Corp.	3.050%	1/11/28	850	798
	Toyota Motor Credit Corp.	4.625%	1/12/28	650	644
[8]	Toyota Motor Credit Corp.	1.900%	4/6/28	650	583
[8]	Toyota Motor Credit Corp.	5.250%	9/11/28	600	607
[8]	Toyota Motor Credit Corp.	4.650%	1/5/29	650	642
	Toyota Motor Credit Corp.	3.650%	1/8/29	1,450	1,377
	Toyota Motor Credit Corp.	5.050%	5/16/29	500	502
[8]	Toyota Motor Credit Corp.	4.450%	6/29/29	750	735
[8]	Toyota Motor Credit Corp.	2.150%	2/13/30	625	539
[8]	Toyota Motor Credit Corp.	3.375%	4/1/30	1,400	1,288
[8]	Toyota Motor Credit Corp.	4.550%	5/17/30	904	883
	Toyota Motor Credit Corp.	5.550%	11/20/30	700	719
	Toyota Motor Credit Corp.	5.100%	3/21/31	500	500
	Toyota Motor Credit Corp.	1.900%	9/12/31	1,000	812
[8]	Toyota Motor Credit Corp.	2.400%	1/13/32	160	134
[8]	Toyota Motor Credit Corp.	4.800%	1/5/34	650	631
	Tractor Supply Co.	1.750%	11/1/30	400	324
	Tractor Supply Co.	5.250%	5/15/33	500	496
[8]	Trustees of Boston College	3.129%	7/1/52	300	211
[8]	Trustees of Boston University	4.061%	10/1/48	220	186
	Trustees of Princeton University	5.700%	3/1/39	620	661
[8]	Trustees of Princeton University	2.516%	7/1/50	565	365
	Trustees of Princeton University	4.201%	3/1/52	300	264
[8]	Trustees of the University of Pennsylvania	2.396%	10/1/50	325	197
	Trustees of the University of Pennsylvania	4.674%	9/1/12	450	395
[8]	University of Chicago	2.547%	4/1/50	800	524

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	University of Chicago	4.003%	10/1/53	390	319
[8]	University of Miami	4.063%	4/1/52	500	402
[8]	University of Notre Dame du Lac	3.438%	2/15/45	890	698
[8]	University of Notre Dame du Lac	3.394%	2/15/48	325	251
[8]	University of Southern California	3.028%	10/1/39	525	420
[8]	University of Southern California	3.841%	10/1/47	500	411
[8]	University of Southern California	2.945%	10/1/51	625	423
	University of Southern California	4.976%	10/1/53	200	194
	University of Southern California	5.250%	10/1/11	275	268
[8]	University of Southern California	3.226%	10/1/20	300	179
	VF Corp.	2.800%	4/23/27	700	639
	VF Corp.	2.950%	4/23/30	594	493
[8]	Washington University	3.524%	4/15/54	500	383
	Washington University	4.349%	4/15/22	350	283
	Whirlpool Corp.	4.750%	2/26/29	600	590
	Whirlpool Corp.	5.500%	3/1/33	250	246
	Whirlpool Corp.	5.750%	3/1/34	200	200
	Whirlpool Corp.	4.500%	6/1/46	887	711
	Whirlpool Corp.	4.600%	5/15/50	200	159
[8]	William Marsh Rice University	3.574%	5/15/45	715	579
[8]	Yale University	1.482%	4/15/30	325	272
[8]	Yale University	2.402%	4/15/50	500	311
					370,885
Consumer Staples (0.7%)
	Ahold Finance USA LLC	6.875%	5/1/29	425	455
	Altria Group Inc.	4.400%	2/14/26	1,200	1,181
	Altria Group Inc.	2.625%	9/16/26	350	330
	Altria Group Inc.	4.800%	2/14/29	1,525	1,500
	Altria Group Inc.	3.400%	5/6/30	775	701
	Altria Group Inc.	2.450%	2/4/32	1,000	808
	Altria Group Inc.	5.800%	2/14/39	1,375	1,374
	Altria Group Inc.	3.400%	2/4/41	1,100	792
	Altria Group Inc.	4.250%	8/9/42	710	564
	Altria Group Inc.	4.500%	5/2/43	675	555
	Altria Group Inc.	5.375%	1/31/44	2,075	1,944
	Altria Group Inc.	3.875%	9/16/46	400	288
	Altria Group Inc.	5.950%	2/14/49	1,245	1,221
	Altria Group Inc.	4.450%	5/6/50	1,010	775
	Altria Group Inc.	3.700%	2/4/51	1,000	674
	Altria Group Inc.	6.200%	2/14/59	416	415
	Altria Group Inc.	4.000%	2/4/61	500	346
[8]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	5,820	5,546
[8]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	12,682	11,679
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	850	806
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	601
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,275	2,081
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	2,580	2,565
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	3,700	3,437
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	750	744
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,115
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	935
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	2,030	2,058
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	882
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,660	1,556
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	527	466
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	937	802
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	2,300	2,317
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	600	531
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	1,450	1,509
	Archer-Daniels-Midland Co.	2.500%	8/11/26	899	852
	Archer-Daniels-Midland Co.	3.250%	3/27/30	675	615
	Archer-Daniels-Midland Co.	2.900%	3/1/32	583	499
	Archer-Daniels-Midland Co.	5.935%	10/1/32	280	298
	Archer-Daniels-Midland Co.	3.750%	9/15/47	300	226
	Archer-Daniels-Midland Co.	4.500%	3/15/49	525	446
	Archer-Daniels-Midland Co.	2.700%	9/15/51	500	307
	Avery Dennison Corp.	4.875%	12/6/28	300	296
	Avery Dennison Corp.	2.650%	4/30/30	750	652
	Avery Dennison Corp.	5.750%	3/15/33	500	512

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BAT Capital Corp.	4.700%	4/2/27	2,750	2,707
	BAT Capital Corp.	3.557%	8/15/27	929	882
	BAT Capital Corp.	2.259%	3/25/28	1,425	1,277
	BAT Capital Corp.	3.462%	9/6/29	200	182
	BAT Capital Corp.	6.343%	8/2/30	650	679
	BAT Capital Corp.	5.834%	2/20/31	750	760
	BAT Capital Corp.	2.726%	3/25/31	1,750	1,477
	BAT Capital Corp.	4.742%	3/16/32	1,000	949
	BAT Capital Corp.	7.750%	10/19/32	2,000	2,248
	BAT Capital Corp.	6.421%	8/2/33	650	679
	BAT Capital Corp.	6.000%	2/20/34	763	771
	BAT Capital Corp.	4.390%	8/15/37	1,775	1,498
	BAT Capital Corp.	7.079%	8/2/43	350	370
	BAT Capital Corp.	4.540%	8/15/47	758	582
	BAT Capital Corp.	5.282%	4/2/50	1,725	1,457
	BAT Capital Corp.	5.650%	3/16/52	1,000	893
	BAT Capital Corp.	7.081%	8/2/53	900	958
	BAT International Finance plc	1.668%	3/25/26	750	703
	BAT International Finance plc	5.931%	2/2/29	650	665
	Brown-Forman Corp.	4.750%	4/15/33	500	489
	Brown-Forman Corp.	4.500%	7/15/45	395	347
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	1,293	1,237
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	478
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	1,000	856
	Campbell Soup Co.	4.150%	3/15/28	625	605
	Campbell Soup Co.	5.200%	3/21/29	500	501
	Campbell Soup Co.	2.375%	4/24/30	400	345
	Campbell Soup Co.	5.400%	3/21/34	500	497
	Campbell Soup Co.	4.800%	3/15/48	550	480
	Campbell Soup Co.	3.125%	4/24/50	525	341
	Church & Dwight Co. Inc.	3.150%	8/1/27	350	332
	Church & Dwight Co. Inc.	3.950%	8/1/47	325	256
	Church & Dwight Co. Inc.	5.000%	6/15/52	500	464
	Clorox Co.	3.100%	10/1/27	650	611
	Clorox Co.	3.900%	5/15/28	400	384
	Clorox Co.	1.800%	5/15/30	1,100	918
	Coca-Cola Co.	3.375%	3/25/27	1,250	1,207
	Coca-Cola Co.	2.900%	5/25/27	2,088	1,980
	Coca-Cola Co.	1.450%	6/1/27	100	91
	Coca-Cola Co.	1.500%	3/5/28	500	447
	Coca-Cola Co.	1.000%	3/15/28	821	720
	Coca-Cola Co.	2.125%	9/6/29	2,300	2,025
	Coca-Cola Co.	3.450%	3/25/30	900	842
	Coca-Cola Co.	1.650%	6/1/30	2,125	1,782
	Coca-Cola Co.	1.375%	3/15/31	1,250	1,004
	Coca-Cola Co.	2.250%	1/5/32	1,000	842
	Coca-Cola Co.	5.000%	5/13/34	250	251
	Coca-Cola Co.	4.125%	3/25/40	350	306
	Coca-Cola Co.	2.500%	6/1/40	1,300	912
	Coca-Cola Co.	4.200%	3/25/50	525	449
	Coca-Cola Co.	2.600%	6/1/50	1,550	963
	Coca-Cola Co.	3.000%	3/5/51	1,000	675
	Coca-Cola Co.	2.500%	3/15/51	2,225	1,349
	Coca-Cola Co.	5.300%	5/13/54	350	348
	Coca-Cola Co.	2.750%	6/1/60	200	121
	Coca-Cola Co.	5.400%	5/13/64	375	372
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	350	342
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	575	577
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	253	255
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	600	532
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	500	387
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	637
	Colgate-Palmolive Co.	3.100%	8/15/27	1,000	952
	Colgate-Palmolive Co.	4.600%	3/1/28	500	499
	Colgate-Palmolive Co.	3.250%	8/15/32	500	447
	Colgate-Palmolive Co.	4.600%	3/1/33	1,250	1,227
[8]	Colgate-Palmolive Co.	4.000%	8/15/45	550	460
	Conagra Brands Inc.	4.600%	11/1/25	1,038	1,026
	Conagra Brands Inc.	1.375%	11/1/27	2,800	2,466
	Conagra Brands Inc.	7.000%	10/1/28	100	106

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conagra Brands Inc.	8.250%	9/15/30	250	287
Conagra Brands Inc.	5.300%	11/1/38	700	659
Conagra Brands Inc.	5.400%	11/1/48	400	368
Constellation Brands Inc.	4.400%	11/15/25	400	395
Constellation Brands Inc.	4.750%	12/1/25	500	495
Constellation Brands Inc.	5.000%	2/2/26	225	224
Constellation Brands Inc.	3.700%	12/6/26	2,919	2,819
Constellation Brands Inc.	3.500%	5/9/27	450	430
Constellation Brands Inc.	3.600%	2/15/28	1,700	1,611
Constellation Brands Inc.	4.650%	11/15/28	250	245
Constellation Brands Inc.	4.800%	1/15/29	500	493
Constellation Brands Inc.	3.150%	8/1/29	625	567
Constellation Brands Inc.	2.875%	5/1/30	1,275	1,125
Constellation Brands Inc.	2.250%	8/1/31	700	575
Constellation Brands Inc.	4.500%	5/9/47	408	341
Constellation Brands Inc.	4.100%	2/15/48	275	217
Constellation Brands Inc.	5.250%	11/15/48	1,075	1,001
Constellation Brands Inc.	3.750%	5/1/50	275	203
Costco Wholesale Corp.	3.000%	5/18/27	800	765
Costco Wholesale Corp.	1.375%	6/20/27	3,220	2,926
Costco Wholesale Corp.	1.600%	4/20/30	1,000	840
Costco Wholesale Corp.	1.750%	4/20/32	5,550	4,456
Delhaize America LLC	9.000%	4/15/31	475	560
Diageo Capital plc	1.375%	9/29/25	550	523
Diageo Capital plc	5.300%	10/24/27	1,000	1,009
Diageo Capital plc	2.375%	10/24/29	800	707
Diageo Capital plc	2.000%	4/29/30	1,000	852
Diageo Capital plc	2.125%	4/29/32	675	548
Diageo Capital plc	5.875%	9/30/36	250	263
Diageo Capital plc	3.875%	4/29/43	1,798	1,474
Diageo Investment Corp.	7.450%	4/15/35	325	380
Dollar General Corp.	4.150%	11/1/25	500	490
Dollar General Corp.	3.875%	4/15/27	550	529
Dollar General Corp.	4.125%	5/1/28	400	385
Dollar General Corp.	5.200%	7/5/28	600	599
Dollar General Corp.	5.000%	11/1/32	700	682
Dollar General Corp.	5.450%	7/5/33	800	795
Dollar General Corp.	4.125%	4/3/50	860	652
Dollar Tree Inc.	3.375%	12/1/51	500	325
Estee Lauder Cos. Inc.	3.150%	3/15/27	2,062	1,969
Estee Lauder Cos. Inc.	4.375%	5/15/28	500	490
Estee Lauder Cos. Inc.	2.375%	12/1/29	525	461
Estee Lauder Cos. Inc.	2.600%	4/15/30	600	526
Estee Lauder Cos. Inc.	1.950%	3/15/31	500	411
Estee Lauder Cos. Inc.	4.650%	5/15/33	500	483
Estee Lauder Cos. Inc.	5.000%	2/14/34	550	540
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	159
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	318
Estee Lauder Cos. Inc.	3.125%	12/1/49	450	301
Estee Lauder Cos. Inc.	5.150%	5/15/53	500	468
Flowers Foods Inc.	3.500%	10/1/26	350	336
Flowers Foods Inc.	2.400%	3/15/31	1,000	832
General Mills Inc.	4.700%	1/30/27	500	494
General Mills Inc.	4.200%	4/17/28	1,175	1,138
General Mills Inc.	5.500%	10/17/28	900	913
General Mills Inc.	2.875%	4/15/30	550	488
General Mills Inc.	2.250%	10/14/31	750	616
General Mills Inc.	4.950%	3/29/33	850	828
General Mills Inc.	5.400%	6/15/40	350	343
General Mills Inc.	3.000%	2/1/51	598	382
Haleon US Capital LLC	3.375%	3/24/27	2,500	2,386
Haleon US Capital LLC	3.375%	3/24/29	850	789
Haleon US Capital LLC	3.625%	3/24/32	3,000	2,686
Hershey Co.	3.200%	8/21/25	455	445
Hershey Co.	4.250%	5/4/28	500	492
Hershey Co.	4.500%	5/4/33	500	486
Hershey Co.	3.125%	11/15/49	275	188
Hormel Foods Corp.	4.800%	3/30/27	500	498
Hormel Foods Corp.	1.700%	6/3/28	500	444
Hormel Foods Corp.	1.800%	6/11/30	775	651

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hormel Foods Corp.	3.050%	6/3/51	750	495
	Ingredion Inc.	3.200%	10/1/26	400	382
	Ingredion Inc.	2.900%	6/1/30	600	529
	J M Smucker Co.	3.375%	12/15/27	300	284
	J M Smucker Co.	5.900%	11/15/28	301	310
	J M Smucker Co.	2.375%	3/15/30	350	303
	J M Smucker Co.	2.125%	3/15/32	1,200	960
	J M Smucker Co.	6.200%	11/15/33	800	840
	J M Smucker Co.	4.250%	3/15/35	400	358
	J M Smucker Co.	2.750%	9/15/41	250	165
	J M Smucker Co.	6.500%	11/15/43	600	632
	J M Smucker Co.	4.375%	3/15/45	100	84
	J M Smucker Co.	6.500%	11/15/53	800	859
	JBS USA Holding Lux Sarl	2.500%	1/15/27	825	767
	JBS USA Holding Lux Sarl	5.125%	2/1/28	500	494
	JBS USA Holding Lux Sarl	5.750%	4/1/33	727	723
[11]	JBS USA Holding Lux Sarl	6.750%	3/15/34	2,330	2,465
	JBS USA Holding Lux Sarl	4.375%	2/2/52	2,600	1,926
	JBS USA Holding Lux Sarl	6.500%	12/1/52	1,650	1,640
[11]	JBS USA Holding Lux Sarl	7.250%	11/15/53	578	626
	Kellanova	3.250%	4/1/26	950	916
	Kellanova	3.400%	11/15/27	950	899
	Kellanova	4.300%	5/15/28	425	414
	Kellanova	2.100%	6/1/30	500	423
[8]	Kellanova	7.450%	4/1/31	500	559
	Kellanova	5.750%	5/16/54	400	400
	Kenvue Inc.	5.050%	3/22/28	1,800	1,809
	Kenvue Inc.	5.000%	3/22/30	1,650	1,656
	Kenvue Inc.	4.900%	3/22/33	1,500	1,483
	Kenvue Inc.	5.100%	3/22/43	520	502
	Kenvue Inc.	5.050%	3/22/53	850	801
	Kenvue Inc.	5.200%	3/22/63	650	614
	Keurig Dr Pepper Inc.	3.400%	11/15/25	250	243
	Keurig Dr Pepper Inc.	2.550%	9/15/26	325	307
[8]	Keurig Dr Pepper Inc.	5.100%	3/15/27	500	500
	Keurig Dr Pepper Inc.	3.430%	6/15/27	375	358
	Keurig Dr Pepper Inc.	5.050%	3/15/29	500	499
	Keurig Dr Pepper Inc.	3.950%	4/15/29	1,000	951
	Keurig Dr Pepper Inc.	3.200%	5/1/30	612	552
[8]	Keurig Dr Pepper Inc.	2.250%	3/15/31	500	416
[8]	Keurig Dr Pepper Inc.	5.200%	3/15/31	700	698
	Keurig Dr Pepper Inc.	4.050%	4/15/32	700	650
	Keurig Dr Pepper Inc.	5.300%	3/15/34	500	497
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	852
	Keurig Dr Pepper Inc.	4.420%	12/15/46	325	273
	Keurig Dr Pepper Inc.	3.800%	5/1/50	575	428
	Keurig Dr Pepper Inc.	3.350%	3/15/51	500	341
	Keurig Dr Pepper Inc.	4.500%	4/15/52	975	813
	Kimberly-Clark Corp.	3.050%	8/15/25	100	98
	Kimberly-Clark Corp.	2.750%	2/15/26	350	337
	Kimberly-Clark Corp.	1.050%	9/15/27	600	532
	Kimberly-Clark Corp.	3.950%	11/1/28	100	96
	Kimberly-Clark Corp.	3.200%	4/25/29	575	536
	Kimberly-Clark Corp.	3.100%	3/26/30	560	512
	Kimberly-Clark Corp.	2.000%	11/2/31	500	415
	Kimberly-Clark Corp.	6.625%	8/1/37	200	227
	Kimberly-Clark Corp.	5.300%	3/1/41	700	688
	Kimberly-Clark Corp.	3.200%	7/30/46	325	231
	Kimberly-Clark Corp.	3.900%	5/4/47	550	435
	Kimberly-Clark Corp.	2.875%	2/7/50	415	276
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	154
	Kraft Heinz Foods Co.	3.000%	6/1/26	1,850	1,773
	Kraft Heinz Foods Co.	3.875%	5/15/27	1,200	1,161
	Kraft Heinz Foods Co.	3.750%	4/1/30	750	700
	Kraft Heinz Foods Co.	4.250%	3/1/31	1,000	948
	Kraft Heinz Foods Co.	6.875%	1/26/39	400	444
	Kraft Heinz Foods Co.	6.500%	2/9/40	750	801
	Kraft Heinz Foods Co.	5.200%	7/15/45	2,300	2,107
	Kraft Heinz Foods Co.	4.375%	6/1/46	4,425	3,603
	Kraft Heinz Foods Co.	4.875%	10/1/49	1,450	1,265

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kraft Heinz Foods Co.	5.500%	6/1/50	1,000	956
	Kroger Co.	3.500%	2/1/26	500	485
	Kroger Co.	2.650%	10/15/26	500	472
	Kroger Co.	4.500%	1/15/29	500	490
[8]	Kroger Co.	7.700%	6/1/29	200	220
	Kroger Co.	8.000%	9/15/29	750	840
	Kroger Co.	2.200%	5/1/30	1,250	1,063
	Kroger Co.	1.700%	1/15/31	700	564
	Kroger Co.	6.900%	4/15/38	300	334
	Kroger Co.	5.400%	7/15/40	250	243
	Kroger Co.	5.000%	4/15/42	650	593
	Kroger Co.	5.150%	8/1/43	350	321
	Kroger Co.	4.450%	2/1/47	679	561
	Kroger Co.	4.650%	1/15/48	925	784
	Kroger Co.	3.950%	1/15/50	625	482
	McCormick & Co. Inc.	3.400%	8/15/27	700	665
	McCormick & Co. Inc.	2.500%	4/15/30	2,300	1,994
	McCormick & Co. Inc.	1.850%	2/15/31	500	406
	McCormick & Co. Inc.	4.200%	8/15/47	75	62
	Mead Johnson Nutrition Co.	4.125%	11/15/25	1,235	1,214
	Mead Johnson Nutrition Co.	5.900%	11/1/39	640	653
	Mead Johnson Nutrition Co.	4.600%	6/1/44	750	649
	Molson Coors Beverage Co.	3.000%	7/15/26	1,650	1,580
	Molson Coors Beverage Co.	5.000%	5/1/42	1,150	1,052
	Molson Coors Beverage Co.	4.200%	7/15/46	1,735	1,385
	Mondelez International Inc.	2.625%	3/17/27	700	656
	Mondelez International Inc.	4.750%	2/20/29	475	469
	Mondelez International Inc.	2.750%	4/13/30	896	794
	Mondelez International Inc.	1.500%	2/4/31	1,250	999
	Mondelez International Inc.	3.000%	3/17/32	250	215
	Mondelez International Inc.	1.875%	10/15/32	500	393
	Mondelez International Inc.	2.625%	9/4/50	1,000	598
	PepsiCo Inc.	3.500%	7/17/25	1,425	1,400
	PepsiCo Inc.	5.250%	11/10/25	500	502
	PepsiCo Inc.	2.850%	2/24/26	575	556
	PepsiCo Inc.	5.125%	11/10/26	500	502
	PepsiCo Inc.	2.625%	3/19/27	375	353
	PepsiCo Inc.	3.000%	10/15/27	1,225	1,158
	PepsiCo Inc.	4.450%	5/15/28	2,625	2,607
	PepsiCo Inc.	2.750%	3/19/30	1,225	1,097
	PepsiCo Inc.	1.625%	5/1/30	1,725	1,444
	PepsiCo Inc.	1.400%	2/25/31	750	603
	PepsiCo Inc.	4.450%	2/15/33	1,500	1,489
	PepsiCo Inc.	3.500%	3/19/40	1,325	1,075
	PepsiCo Inc.	2.625%	10/21/41	1,000	698
	PepsiCo Inc.	4.000%	3/5/42	541	462
	PepsiCo Inc.	3.600%	8/13/42	725	576
	PepsiCo Inc.	4.250%	10/22/44	475	411
	PepsiCo Inc.	4.450%	4/14/46	1,650	1,457
	PepsiCo Inc.	3.450%	10/6/46	1,675	1,261
	PepsiCo Inc.	3.375%	7/29/49	850	615
	PepsiCo Inc.	2.875%	10/15/49	875	580
	PepsiCo Inc.	3.625%	3/19/50	785	597
	PepsiCo Inc.	2.750%	10/21/51	500	317
	PepsiCo Inc.	3.875%	3/19/60	300	234
	Philip Morris International Inc.	3.375%	8/11/25	475	464
	Philip Morris International Inc.	5.000%	11/17/25	875	871
	Philip Morris International Inc.	4.875%	2/13/26	500	496
	Philip Morris International Inc.	2.750%	2/25/26	505	484
	Philip Morris International Inc.	0.875%	5/1/26	500	462
	Philip Morris International Inc.	4.750%	2/12/27	700	694
	Philip Morris International Inc.	3.125%	8/17/27	425	402
	Philip Morris International Inc.	5.125%	11/17/27	1,375	1,375
	Philip Morris International Inc.	4.875%	2/15/28	1,000	992
	Philip Morris International Inc.	3.125%	3/2/28	400	373
	Philip Morris International Inc.	4.875%	2/13/29	850	840
	Philip Morris International Inc.	3.375%	8/15/29	600	555
	Philip Morris International Inc.	5.625%	11/17/29	1,125	1,149
	Philip Morris International Inc.	5.125%	2/15/30	1,500	1,495
	Philip Morris International Inc.	2.100%	5/1/30	1,575	1,335

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	5.500%	9/7/30	173	175
	Philip Morris International Inc.	1.750%	11/1/30	800	652
	Philip Morris International Inc.	5.125%	2/13/31	1,750	1,728
	Philip Morris International Inc.	5.750%	11/17/32	1,960	2,002
	Philip Morris International Inc.	5.375%	2/15/33	1,900	1,887
	Philip Morris International Inc.	5.625%	9/7/33	235	237
	Philip Morris International Inc.	5.250%	2/13/34	1,500	1,472
	Philip Morris International Inc.	6.375%	5/16/38	575	618
	Philip Morris International Inc.	4.375%	11/15/41	1,175	990
	Philip Morris International Inc.	4.500%	3/20/42	550	470
	Philip Morris International Inc.	3.875%	8/21/42	75	58
	Philip Morris International Inc.	4.125%	3/4/43	875	703
	Philip Morris International Inc.	4.875%	11/15/43	530	468
	Philip Morris International Inc.	4.250%	11/10/44	2,000	1,618
	Pilgrim's Pride Corp.	3.500%	3/1/32	1,000	846
	Pilgrim's Pride Corp.	6.250%	7/1/33	800	812
	Procter & Gamble Co.	0.550%	10/29/25	800	755
	Procter & Gamble Co.	2.450%	11/3/26	800	758
	Procter & Gamble Co.	2.800%	3/25/27	4,000	3,802
	Procter & Gamble Co.	3.950%	1/26/28	2,200	2,153
	Procter & Gamble Co.	4.350%	1/29/29	500	496
	Procter & Gamble Co.	3.000%	3/25/30	2,055	1,891
	Procter & Gamble Co.	1.200%	10/29/30	625	509
	Procter & Gamble Co.	4.550%	1/29/34	2,500	2,453
	Procter & Gamble Co.	5.550%	3/5/37	625	661
	Procter & Gamble Co.	3.550%	3/25/40	1,294	1,081
	Procter & Gamble Co.	3.500%	10/25/47	413	324
	Procter & Gamble Co.	3.600%	3/25/50	300	237
	Reynolds American Inc.	5.700%	8/15/35	1,075	1,050
	Reynolds American Inc.	7.250%	6/15/37	325	351
[8]	Reynolds American Inc.	8.125%	5/1/40	400	453
[8]	Reynolds American Inc.	7.000%	8/4/41	150	154
	Reynolds American Inc.	6.150%	9/15/43	400	385
	Reynolds American Inc.	5.850%	8/15/45	1,985	1,836
	Sysco Corp.	3.750%	10/1/25	1,086	1,063
	Sysco Corp.	3.300%	7/15/26	975	937
	Sysco Corp.	3.250%	7/15/27	925	876
	Sysco Corp.	5.750%	1/17/29	500	512
	Sysco Corp.	5.950%	4/1/30	564	587
	Sysco Corp.	2.450%	12/14/31	500	413
	Sysco Corp.	6.000%	1/17/34	1,900	1,993
	Sysco Corp.	6.600%	4/1/40	735	795
	Sysco Corp.	4.850%	10/1/45	125	111
	Sysco Corp.	4.500%	4/1/46	408	343
	Sysco Corp.	4.450%	3/15/48	408	339
	Sysco Corp.	3.300%	2/15/50	425	291
	Sysco Corp.	6.600%	4/1/50	950	1,058
	Sysco Corp.	3.150%	12/14/51	600	393
	Target Corp.	2.500%	4/15/26	1,075	1,030
	Target Corp.	1.950%	1/15/27	600	559
	Target Corp.	3.375%	4/15/29	850	799
	Target Corp.	2.650%	9/15/30	1,750	1,551
	Target Corp.	4.500%	9/15/32	500	482
	Target Corp.	4.400%	1/15/33	1,500	1,440
	Target Corp.	6.500%	10/15/37	450	498
	Target Corp.	7.000%	1/15/38	300	350
	Target Corp.	4.000%	7/1/42	500	421
	Target Corp.	3.625%	4/15/46	500	383
	Target Corp.	2.950%	1/15/52	700	451
	Target Corp.	4.800%	1/15/53	650	590
	Tyson Foods Inc.	4.000%	3/1/26	580	566
	Tyson Foods Inc.	3.550%	6/2/27	1,125	1,076
	Tyson Foods Inc.	4.350%	3/1/29	1,145	1,100
	Tyson Foods Inc.	5.700%	3/15/34	750	747
	Tyson Foods Inc.	5.150%	8/15/44	550	481
	Tyson Foods Inc.	5.100%	9/28/48	1,700	1,483
	Unilever Capital Corp.	3.100%	7/30/25	550	538
	Unilever Capital Corp.	2.000%	7/28/26	550	517
	Unilever Capital Corp.	4.875%	9/8/28	500	500
	Unilever Capital Corp.	2.125%	9/6/29	1,575	1,384

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Unilever Capital Corp.	1.375%	9/14/30	500	407
	Unilever Capital Corp.	1.750%	8/12/31	500	406
	Unilever Capital Corp.	5.900%	11/15/32	800	850
	Unilever Capital Corp.	5.000%	12/8/33	500	500
[8]	Unilever Capital Corp.	2.625%	8/12/51	500	318
	Walmart Inc.	3.900%	9/9/25	900	888
	Walmart Inc.	4.000%	4/15/26	240	236
	Walmart Inc.	3.050%	7/8/26	1,700	1,642
	Walmart Inc.	1.050%	9/17/26	463	426
	Walmart Inc.	5.875%	4/5/27	4,550	4,703
	Walmart Inc.	3.900%	4/15/28	600	585
	Walmart Inc.	3.700%	6/26/28	1,000	970
	Walmart Inc.	1.500%	9/22/28	1,175	1,038
	Walmart Inc.	3.250%	7/8/29	1,633	1,533
	Walmart Inc.	2.375%	9/24/29	175	157
	Walmart Inc.	4.000%	4/15/30	250	243
	Walmart Inc.	1.800%	9/22/31	462	380
	Walmart Inc.	4.150%	9/9/32	1,000	964
	Walmart Inc.	4.100%	4/15/33	1,000	953
	Walmart Inc.	5.250%	9/1/35	1,620	1,665
	Walmart Inc.	6.200%	4/15/38	570	637
	Walmart Inc.	3.950%	6/28/38	2,175	1,951
	Walmart Inc.	5.625%	4/1/40	312	328
	Walmart Inc.	5.000%	10/25/40	235	233
	Walmart Inc.	4.000%	4/11/43	1,920	1,637
	Walmart Inc.	3.625%	12/15/47	1,300	1,004
	Walmart Inc.	4.050%	6/29/48	1,256	1,043
	Walmart Inc.	2.950%	9/24/49	720	488
	Walmart Inc.	2.650%	9/22/51	900	564
	Walmart Inc.	4.500%	9/9/52	800	709
	Walmart Inc.	4.500%	4/15/53	1,000	885
					361,402
Energy (0.7%)
	Apache Corp.	4.375%	10/15/28	193	183
	Apache Corp.	4.250%	1/15/30	816	757
	Apache Corp.	6.000%	1/15/37	80	79
	Apache Corp.	5.100%	9/1/40	1,076	918
	Apache Corp.	5.250%	2/1/42	313	270
	Apache Corp.	4.750%	4/15/43	546	435
	Apache Corp.	5.350%	7/1/49	313	262
	Baker Hughes Holdings LLC	2.061%	12/15/26	500	464
	Baker Hughes Holdings LLC	3.337%	12/15/27	1,050	993
	Baker Hughes Holdings LLC	3.138%	11/7/29	450	410
	Baker Hughes Holdings LLC	5.125%	9/15/40	1,020	970
	Baker Hughes Holdings LLC	4.080%	12/15/47	1,269	1,015
	Boardwalk Pipelines LP	5.950%	6/1/26	425	427
	Boardwalk Pipelines LP	4.800%	5/3/29	100	98
	Boardwalk Pipelines LP	3.600%	9/1/32	500	431
	Boardwalk Pipelines LP	5.625%	8/1/34	945	929
	BP Capital Markets America Inc.	3.796%	9/21/25	1,614	1,586
	BP Capital Markets America Inc.	3.410%	2/11/26	800	778
[8]	BP Capital Markets America Inc.	3.119%	5/4/26	2,800	2,696
[8]	BP Capital Markets America Inc.	3.017%	1/16/27	1,800	1,710
	BP Capital Markets America Inc.	5.017%	11/17/27	625	625
	BP Capital Markets America Inc.	3.937%	9/21/28	1,800	1,727
	BP Capital Markets America Inc.	4.234%	11/6/28	1,670	1,619
	BP Capital Markets America Inc.	4.970%	10/17/29	625	623
	BP Capital Markets America Inc.	3.633%	4/6/30	2,600	2,424
	BP Capital Markets America Inc.	1.749%	8/10/30	900	748
	BP Capital Markets America Inc.	2.721%	1/12/32	900	766
	BP Capital Markets America Inc.	4.812%	2/13/33	1,900	1,842
	BP Capital Markets America Inc.	4.893%	9/11/33	1,198	1,166
	BP Capital Markets America Inc.	4.989%	4/10/34	870	851
	BP Capital Markets America Inc.	5.227%	11/17/34	825	819
	BP Capital Markets America Inc.	3.060%	6/17/41	1,000	728
	BP Capital Markets America Inc.	3.000%	2/24/50	2,200	1,433
	BP Capital Markets America Inc.	2.772%	11/10/50	1,450	892
	BP Capital Markets America Inc.	2.939%	6/4/51	1,900	1,208
	BP Capital Markets America Inc.	3.001%	3/17/52	1,200	772

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BP Capital Markets America Inc.	3.379%	2/8/61	1,900	1,255
	BP Capital Markets plc	3.279%	9/19/27	2,135	2,025
	BP Capital Markets plc	3.723%	11/28/28	685	651
	BP Capital Markets plc	6.450%	9/1/72	1,075	1,106
	Burlington Resources LLC	7.400%	12/1/31	600	682
	Canadian Natural Resources Ltd.	2.050%	7/15/25	400	385
	Canadian Natural Resources Ltd.	3.850%	6/1/27	2,000	1,924
	Canadian Natural Resources Ltd.	2.950%	7/15/30	500	438
	Canadian Natural Resources Ltd.	7.200%	1/15/32	475	521
	Canadian Natural Resources Ltd.	6.450%	6/30/33	300	315
	Canadian Natural Resources Ltd.	5.850%	2/1/35	400	396
	Canadian Natural Resources Ltd.	6.500%	2/15/37	350	363
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,000	1,025
	Canadian Natural Resources Ltd.	6.750%	2/1/39	325	345
[8]	Canadian Natural Resources Ltd.	4.950%	6/1/47	395	343
	Cenovus Energy Inc.	4.250%	4/15/27	350	340
	Cenovus Energy Inc.	2.650%	1/15/32	450	372
	Cenovus Energy Inc.	5.250%	6/15/37	282	269
	Cenovus Energy Inc.	6.750%	11/15/39	195	210
	Cenovus Energy Inc.	5.400%	6/15/47	827	761
	Cenovus Energy Inc.	3.750%	2/15/52	700	494
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	1,050	1,049
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	1,150	1,063
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	600	483
	Cheniere Energy Inc.	4.625%	10/15/28	1,193	1,158
[11]	Cheniere Energy Inc.	5.650%	4/15/34	1,265	1,263
	Cheniere Energy Partners LP	4.500%	10/1/29	1,300	1,238
	Cheniere Energy Partners LP	4.000%	3/1/31	2,754	2,502
	Cheniere Energy Partners LP	3.250%	1/31/32	1,500	1,279
	Cheniere Energy Partners LP	5.950%	6/30/33	1,100	1,114
[11]	Cheniere Energy Partners LP	5.750%	8/15/34	1,000	1,001
	Chevron Corp.	3.326%	11/17/25	200	195
	Chevron Corp.	2.954%	5/16/26	2,100	2,021
	Chevron Corp.	1.995%	5/11/27	500	462
	Chevron Corp.	2.236%	5/11/30	2,200	1,905
	Chevron Corp.	3.078%	5/11/50	900	615
	Chevron USA Inc.	0.687%	8/12/25	500	476
	Chevron USA Inc.	1.018%	8/12/27	500	445
	Chevron USA Inc.	3.850%	1/15/28	2,250	2,184
	Chevron USA Inc.	5.250%	11/15/43	450	447
	Chevron USA Inc.	2.343%	8/12/50	500	290
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	970	858
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	600	438
	CNOOC Finance 2014 ULC	4.875%	4/30/44	200	191
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	1,125	1,109
	CNOOC Petroleum North America ULC	5.875%	3/10/35	500	539
	CNOOC Petroleum North America ULC	6.400%	5/15/37	1,075	1,224
	Columbia Pipeline Group Inc.	5.800%	6/1/45	422	411
	ConocoPhillips	5.900%	10/15/32	400	422
	ConocoPhillips	5.900%	5/15/38	1,255	1,303
	ConocoPhillips	6.500%	2/1/39	1,175	1,292
	ConocoPhillips	4.875%	10/1/47	477	434
	ConocoPhillips Co.	5.050%	9/15/33	800	793
	ConocoPhillips Co.	3.758%	3/15/42	719	570
	ConocoPhillips Co.	4.300%	11/15/44	750	636
	ConocoPhillips Co.	3.800%	3/15/52	1,450	1,085
	ConocoPhillips Co.	5.300%	5/15/53	445	423
	ConocoPhillips Co.	5.550%	3/15/54	800	788
	ConocoPhillips Co.	4.025%	3/15/62	1,675	1,262
	ConocoPhillips Co.	5.700%	9/15/63	500	498
	Continental Resources Inc.	4.375%	1/15/28	600	576
	Continental Resources Inc.	4.900%	6/1/44	650	531
	Coterra Energy Inc.	3.900%	5/15/27	700	673
	Coterra Energy Inc.	4.375%	3/15/29	600	573
	Coterra Energy Inc.	5.600%	3/15/34	320	319
	DCP Midstream Operating LP	5.375%	7/15/25	162	161
	DCP Midstream Operating LP	5.625%	7/15/27	195	197
	DCP Midstream Operating LP	5.125%	5/15/29	465	462
	DCP Midstream Operating LP	8.125%	8/16/30	1,790	2,036
	DCP Midstream Operating LP	3.250%	2/15/32	263	225

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DCP Midstream Operating LP	5.600%	4/1/44	400	382
	Devon Energy Corp.	5.850%	12/15/25	300	301
	Devon Energy Corp.	5.250%	10/15/27	360	359
	Devon Energy Corp.	5.875%	6/15/28	260	261
	Devon Energy Corp.	4.500%	1/15/30	518	500
	Devon Energy Corp.	7.875%	9/30/31	590	667
	Devon Energy Corp.	7.950%	4/15/32	245	281
	Devon Energy Corp.	5.600%	7/15/41	1,050	977
	Devon Energy Corp.	4.750%	5/15/42	630	527
	Diamondback Energy Inc.	3.250%	12/1/26	700	669
	Diamondback Energy Inc.	5.200%	4/18/27	710	710
	Diamondback Energy Inc.	3.500%	12/1/29	650	600
	Diamondback Energy Inc.	5.150%	1/30/30	710	707
	Diamondback Energy Inc.	3.125%	3/24/31	600	528
	Diamondback Energy Inc.	6.250%	3/15/33	1,255	1,313
	Diamondback Energy Inc.	5.400%	4/18/34	1,085	1,074
	Diamondback Energy Inc.	4.400%	3/24/51	500	399
	Diamondback Energy Inc.	4.250%	3/15/52	700	543
	Diamondback Energy Inc.	6.250%	3/15/53	550	568
	Diamondback Energy Inc.	5.750%	4/18/54	1,255	1,216
	Diamondback Energy Inc.	5.900%	4/18/64	835	806
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	1,000	895
[8]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	325	285
[8]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	400	337
[8]	Enbridge Energy Partners LP	7.500%	4/15/38	300	343
	Enbridge Energy Partners LP	5.500%	9/15/40	575	548
	Enbridge Energy Partners LP	7.375%	10/15/45	800	911
	Enbridge Inc.	1.600%	10/4/26	500	460
	Enbridge Inc.	5.900%	11/15/26	604	611
	Enbridge Inc.	4.250%	12/1/26	550	537
	Enbridge Inc.	5.250%	4/5/27	625	625
	Enbridge Inc.	6.000%	11/15/28	605	623
	Enbridge Inc.	5.300%	4/5/29	625	626
	Enbridge Inc.	3.125%	11/15/29	825	745
	Enbridge Inc.	6.200%	11/15/30	605	635
	Enbridge Inc.	5.700%	3/8/33	2,000	2,016
	Enbridge Inc.	2.500%	8/1/33	1,200	952
	Enbridge Inc.	5.625%	4/5/34	1,000	998
	Enbridge Inc.	4.500%	6/10/44	925	764
	Enbridge Inc.	5.500%	12/1/46	650	625
	Enbridge Inc.	4.000%	11/15/49	325	246
	Enbridge Inc.	3.400%	8/1/51	1,000	676
	Enbridge Inc.	6.700%	11/15/53	1,200	1,311
	Enbridge Inc.	5.950%	4/5/54	675	670
	Enbridge Inc.	7.200%	6/27/54	250	252
	Enbridge Inc.	7.375%	3/15/55	350	351
	Energy Transfer LP	5.950%	12/1/25	1,878	1,883
	Energy Transfer LP	4.750%	1/15/26	300	297
	Energy Transfer LP	4.400%	3/15/27	800	780
[8]	Energy Transfer LP	5.500%	6/1/27	1,000	1,003
	Energy Transfer LP	5.550%	2/15/28	300	302
	Energy Transfer LP	4.950%	5/15/28	800	788
	Energy Transfer LP	4.950%	6/15/28	1,500	1,480
	Energy Transfer LP	5.250%	4/15/29	1,300	1,298
	Energy Transfer LP	5.250%	7/1/29	311	309
	Energy Transfer LP	4.150%	9/15/29	550	521
	Energy Transfer LP	3.750%	5/15/30	1,775	1,633
	Energy Transfer LP	6.400%	12/1/30	300	315
	Energy Transfer LP	5.750%	2/15/33	1,150	1,160
	Energy Transfer LP	6.550%	12/1/33	2,130	2,254
	Energy Transfer LP	5.550%	5/15/34	2,000	1,975
	Energy Transfer LP	5.600%	9/1/34	594	589
	Energy Transfer LP	4.900%	3/15/35	250	233
	Energy Transfer LP	6.625%	10/15/36	350	370
[8]	Energy Transfer LP	5.800%	6/15/38	1,080	1,059
	Energy Transfer LP	7.500%	7/1/38	800	910
	Energy Transfer LP	6.050%	6/1/41	875	858
	Energy Transfer LP	6.500%	2/1/42	300	311
	Energy Transfer LP	5.150%	2/1/43	425	372
	Energy Transfer LP	5.300%	4/1/44	950	851

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	5.000%	5/15/44	450	388
	Energy Transfer LP	5.150%	3/15/45	500	439
	Energy Transfer LP	5.350%	5/15/45	725	649
	Energy Transfer LP	6.125%	12/15/45	1,050	1,029
	Energy Transfer LP	5.300%	4/15/47	1,705	1,510
	Energy Transfer LP	5.400%	10/1/47	565	505
	Energy Transfer LP	6.000%	6/15/48	1,350	1,303
	Energy Transfer LP	6.250%	4/15/49	1,200	1,195
	Energy Transfer LP	5.000%	5/15/50	1,900	1,615
	Energy Transfer LP	5.950%	5/15/54	1,425	1,380
	Energy Transfer LP	6.050%	9/1/54	892	874
	EnLink Midstream LLC	5.375%	6/1/29	415	405
	EnLink Midstream Partners LP	4.850%	7/15/26	410	402
	EnLink Midstream Partners LP	5.600%	4/1/44	295	261
	EnLink Midstream Partners LP	5.050%	4/1/45	370	302
	EnLink Midstream Partners LP	5.450%	6/1/47	420	364
	Enterprise Products Operating LLC	5.050%	1/10/26	300	299
	Enterprise Products Operating LLC	3.700%	2/15/26	400	390
	Enterprise Products Operating LLC	3.125%	7/31/29	1,550	1,419
	Enterprise Products Operating LLC	2.800%	1/31/30	1,226	1,095
	Enterprise Products Operating LLC	5.350%	1/31/33	880	888
[8]	Enterprise Products Operating LLC	6.875%	3/1/33	1,375	1,527
	Enterprise Products Operating LLC	4.850%	1/31/34	1,050	1,020
	Enterprise Products Operating LLC	7.550%	4/15/38	300	355
	Enterprise Products Operating LLC	6.450%	9/1/40	520	557
	Enterprise Products Operating LLC	5.950%	2/1/41	470	484
	Enterprise Products Operating LLC	4.850%	8/15/42	850	768
	Enterprise Products Operating LLC	4.450%	2/15/43	1,000	858
	Enterprise Products Operating LLC	4.850%	3/15/44	1,110	1,001
	Enterprise Products Operating LLC	5.100%	2/15/45	982	912
	Enterprise Products Operating LLC	4.900%	5/15/46	500	451
	Enterprise Products Operating LLC	4.250%	2/15/48	1,550	1,267
	Enterprise Products Operating LLC	4.800%	2/1/49	1,000	885
	Enterprise Products Operating LLC	4.200%	1/31/50	1,100	884
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	739
	Enterprise Products Operating LLC	3.200%	2/15/52	500	333
	Enterprise Products Operating LLC	3.300%	2/15/53	950	641
	Enterprise Products Operating LLC	4.950%	10/15/54	300	265
	Enterprise Products Operating LLC	3.950%	1/31/60	1,100	812
[8]	Enterprise Products Operating LLC	5.250%	8/16/77	400	383
[8]	Enterprise Products Operating LLC	5.375%	2/15/78	1,225	1,145
	EOG Resources Inc.	4.150%	1/15/26	1,850	1,822
	EOG Resources Inc.	3.900%	4/1/35	560	501
	EOG Resources Inc.	4.950%	4/15/50	700	642
	EQT Corp.	3.900%	10/1/27	900	860
	EQT Corp.	5.700%	4/1/28	550	555
	EQT Corp.	7.000%	2/1/30	1,000	1,061
	EQT Corp.	5.750%	2/1/34	500	495
	Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,306
	Exxon Mobil Corp.	2.275%	8/16/26	400	378
	Exxon Mobil Corp.	3.294%	3/19/27	1,100	1,062
	Exxon Mobil Corp.	3.482%	3/19/30	1,425	1,328
	Exxon Mobil Corp.	2.610%	10/15/30	1,875	1,646
	Exxon Mobil Corp.	2.995%	8/16/39	815	620
	Exxon Mobil Corp.	4.227%	3/19/40	1,850	1,629
	Exxon Mobil Corp.	3.567%	3/6/45	750	572
	Exxon Mobil Corp.	4.114%	3/1/46	1,840	1,519
	Exxon Mobil Corp.	3.095%	8/16/49	719	488
	Exxon Mobil Corp.	4.327%	3/19/50	2,300	1,938
	Exxon Mobil Corp.	3.452%	4/15/51	2,600	1,877
	Halliburton Co.	3.800%	11/15/25	354	347
	Halliburton Co.	4.850%	11/15/35	1,000	951
	Halliburton Co.	6.700%	9/15/38	755	830
	Halliburton Co.	7.450%	9/15/39	500	591
	Halliburton Co.	4.500%	11/15/41	675	583
	Halliburton Co.	4.750%	8/1/43	725	638
	Halliburton Co.	5.000%	11/15/45	1,709	1,547
	Helmerich & Payne Inc.	2.900%	9/29/31	565	471
	Hess Corp.	4.300%	4/1/27	1,000	975
	Hess Corp.	7.300%	8/15/31	560	624

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hess Corp.	7.125%	3/15/33	415	466
	Hess Corp.	5.600%	2/15/41	1,750	1,746
	Hess Corp.	5.800%	4/1/47	500	506
	HF Sinclair Corp.	5.875%	4/1/26	860	862
	HF Sinclair Corp.	4.500%	10/1/30	400	375
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	194
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	302
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	419
[8]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	364
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,625	1,684
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,290	1,329
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	572	480
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	436
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	463
	Kinder Morgan Inc.	1.750%	11/15/26	500	461
	Kinder Morgan Inc.	4.300%	3/1/28	1,080	1,049
	Kinder Morgan Inc.	2.000%	2/15/31	500	410
[8]	Kinder Morgan Inc.	7.800%	8/1/31	330	373
[8]	Kinder Morgan Inc.	7.750%	1/15/32	1,025	1,158
	Kinder Morgan Inc.	4.800%	2/1/33	500	474
	Kinder Morgan Inc.	5.200%	6/1/33	1,300	1,262
	Kinder Morgan Inc.	5.300%	12/1/34	1,325	1,285
	Kinder Morgan Inc.	5.550%	6/1/45	1,375	1,283
	Kinder Morgan Inc.	5.050%	2/15/46	200	175
	Kinder Morgan Inc.	5.200%	3/1/48	630	559
	Kinder Morgan Inc.	3.250%	8/1/50	500	320
	Kinder Morgan Inc.	3.600%	2/15/51	880	600
	Kinder Morgan Inc.	5.450%	8/1/52	630	580
	Marathon Oil Corp.	4.400%	7/15/27	1,350	1,321
	Marathon Oil Corp.	5.300%	4/1/29	300	301
	Marathon Oil Corp.	6.800%	3/15/32	530	577
	Marathon Oil Corp.	5.700%	4/1/34	325	331
	Marathon Oil Corp.	6.600%	10/1/37	850	921
	Marathon Oil Corp.	5.200%	6/1/45	200	184
	Marathon Petroleum Corp.	5.125%	12/15/26	1,035	1,031
	Marathon Petroleum Corp.	3.800%	4/1/28	1,150	1,096
	Marathon Petroleum Corp.	6.500%	3/1/41	1,075	1,118
	Marathon Petroleum Corp.	4.750%	9/15/44	200	171
	Marathon Petroleum Corp.	4.500%	4/1/48	650	523
	Marathon Petroleum Corp.	5.000%	9/15/54	325	275
	MPLX LP	1.750%	3/1/26	2,900	2,726
	MPLX LP	4.250%	12/1/27	1,010	978
	MPLX LP	4.000%	3/15/28	950	909
	MPLX LP	2.650%	8/15/30	1,200	1,034
	MPLX LP	4.950%	9/1/32	571	546
	MPLX LP	5.000%	3/1/33	1,000	956
	MPLX LP	5.500%	6/1/34	1,250	1,231
	MPLX LP	4.500%	4/15/38	1,575	1,375
	MPLX LP	5.200%	3/1/47	1,100	985
	MPLX LP	4.700%	4/15/48	800	661
	MPLX LP	5.500%	2/15/49	1,260	1,164
	MPLX LP	5.650%	3/1/53	500	470
	NOV Inc.	3.600%	12/1/29	500	460
	NOV Inc.	3.950%	12/1/42	800	605
	Occidental Petroleum Corp.	5.875%	9/1/25	492	493
	Occidental Petroleum Corp.	5.500%	12/1/25	375	374
	Occidental Petroleum Corp.	5.550%	3/15/26	691	690
	Occidental Petroleum Corp.	8.500%	7/15/27	397	425
	Occidental Petroleum Corp.	6.375%	9/1/28	448	462
	Occidental Petroleum Corp.	8.875%	7/15/30	811	935
	Occidental Petroleum Corp.	6.625%	9/1/30	1,176	1,233
	Occidental Petroleum Corp.	6.125%	1/1/31	926	948
	Occidental Petroleum Corp.	7.500%	5/1/31	704	775
	Occidental Petroleum Corp.	7.875%	9/15/31	392	439
	Occidental Petroleum Corp.	6.450%	9/15/36	1,388	1,448
	Occidental Petroleum Corp.	7.950%	6/15/39	323	373
	Occidental Petroleum Corp.	6.200%	3/15/40	788	787
	Occidental Petroleum Corp.	6.600%	3/15/46	905	943
	Occidental Petroleum Corp.	4.400%	4/15/46	344	270
	Occidental Petroleum Corp.	4.200%	3/15/48	244	185

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
ONEOK Inc.	5.000%	3/1/26	450	446
ONEOK Inc.	5.550%	11/1/26	209	210
ONEOK Inc.	4.000%	7/13/27	1,150	1,111
ONEOK Inc.	4.550%	7/15/28	800	780
ONEOK Inc.	5.650%	11/1/28	500	508
ONEOK Inc.	3.400%	9/1/29	1,810	1,659
ONEOK Inc.	3.100%	3/15/30	1,000	894
ONEOK Inc.	3.250%	6/1/30	500	450
ONEOK Inc.	6.350%	1/15/31	1,000	1,048
ONEOK Inc.	6.050%	9/1/33	1,400	1,442
ONEOK Inc.	5.150%	10/15/43	350	316
ONEOK Inc.	4.250%	9/15/46	300	235
ONEOK Inc.	4.950%	7/13/47	775	663
ONEOK Inc.	4.200%	10/3/47	725	556
ONEOK Inc.	5.200%	7/15/48	650	576
ONEOK Inc.	4.850%	2/1/49	200	168
ONEOK Inc.	4.450%	9/1/49	485	381
ONEOK Inc.	3.950%	3/1/50	625	456
ONEOK Inc.	4.500%	3/15/50	675	534
ONEOK Inc.	7.150%	1/15/51	330	365
ONEOK Inc.	6.625%	9/1/53	1,500	1,602
ONEOK Partners LP	6.650%	10/1/36	360	381
ONEOK Partners LP	6.850%	10/15/37	300	322
ONEOK Partners LP	6.125%	2/1/41	1,040	1,039
Ovintiv Inc.	5.375%	1/1/26	100	100
Ovintiv Inc.	5.650%	5/15/28	560	566
Ovintiv Inc.	7.375%	11/1/31	450	489
Ovintiv Inc.	6.250%	7/15/33	400	412
Ovintiv Inc.	6.500%	8/15/34	700	732
Ovintiv Inc.	6.625%	8/15/37	830	862
Ovintiv Inc.	7.100%	7/15/53	400	439
Patterson-UTI Energy Inc.	3.950%	2/1/28	400	376
Patterson-UTI Energy Inc.	5.150%	11/15/29	285	277
Patterson-UTI Energy Inc.	7.150%	10/1/33	325	344
Phillips 66	1.300%	2/15/26	500	468
Phillips 66	3.900%	3/15/28	600	575
Phillips 66	2.150%	12/15/30	800	669
Phillips 66	4.650%	11/15/34	1,000	929
Phillips 66	5.875%	5/1/42	401	404
Phillips 66	4.875%	11/15/44	1,750	1,549
Phillips 66	3.300%	3/15/52	900	589
Phillips 66 Co.	3.550%	10/1/26	425	410
Phillips 66 Co.	4.950%	12/1/27	200	199
Phillips 66 Co.	3.750%	3/1/28	400	382
Phillips 66 Co.	3.150%	12/15/29	250	226
Phillips 66 Co.	5.300%	6/30/33	1,150	1,138
Phillips 66 Co.	4.680%	2/15/45	1,080	919
Phillips 66 Co.	5.650%	6/15/54	800	769
Pioneer Natural Resources Co.	1.125%	1/15/26	500	469
Pioneer Natural Resources Co.	1.900%	8/15/30	3,025	2,534
Pioneer Natural Resources Co.	2.150%	1/15/31	1,375	1,155
Plains All American Pipeline LP	4.650%	10/15/25	600	592
Plains All American Pipeline LP	4.500%	12/15/26	350	342
Plains All American Pipeline LP	3.550%	12/15/29	1,200	1,096
Plains All American Pipeline LP	3.800%	9/15/30	525	480
Plains All American Pipeline LP	5.700%	9/15/34	425	421
Plains All American Pipeline LP	6.650%	1/15/37	500	525
Plains All American Pipeline LP	5.150%	6/1/42	500	443
Plains All American Pipeline LP	4.300%	1/31/43	240	189
Plains All American Pipeline LP	4.700%	6/15/44	500	412
Plains All American Pipeline LP	4.900%	2/15/45	650	551
Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,200	1,205
Sabine Pass Liquefaction LLC	5.000%	3/15/27	1,600	1,587
Sabine Pass Liquefaction LLC	4.200%	3/15/28	1,000	965
Sabine Pass Liquefaction LLC	4.500%	5/15/30	3,000	2,878
Sabine Pass Liquefaction LLC	5.900%	9/15/37	500	512
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	600	572
Schlumberger Investment SA	4.500%	5/15/28	400	394
Schlumberger Investment SA	2.650%	6/26/30	1,300	1,145
Schlumberger Investment SA	4.850%	5/15/33	200	196

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Schlumberger Investment SA	5.000%	6/1/34	500	492
Shell International Finance BV	2.875%	5/10/26	1,300	1,249
Shell International Finance BV	2.500%	9/12/26	505	478
Shell International Finance BV	3.875%	11/13/28	1,300	1,247
Shell International Finance BV	2.375%	11/7/29	1,450	1,279
Shell International Finance BV	2.750%	4/6/30	1,405	1,253
Shell International Finance BV	4.125%	5/11/35	2,125	1,948
Shell International Finance BV	6.375%	12/15/38	1,670	1,840
Shell International Finance BV	5.500%	3/25/40	700	704
Shell International Finance BV	2.875%	11/26/41	500	356
Shell International Finance BV	3.625%	8/21/42	525	413
Shell International Finance BV	4.550%	8/12/43	1,100	979
Shell International Finance BV	4.375%	5/11/45	2,900	2,476
Shell International Finance BV	4.000%	5/10/46	2,255	1,815
Shell International Finance BV	3.750%	9/12/46	375	290
Shell International Finance BV	3.125%	11/7/49	750	510
Shell International Finance BV	3.250%	4/6/50	1,735	1,206
Shell International Finance BV	3.000%	11/26/51	950	622
Spectra Energy Partners LP	3.375%	10/15/26	950	909
Spectra Energy Partners LP	5.950%	9/25/43	400	398
Spectra Energy Partners LP	4.500%	3/15/45	220	179
Suncor Energy Inc.	7.150%	2/1/32	500	547
Suncor Energy Inc.	6.800%	5/15/38	700	747
Suncor Energy Inc.	6.500%	6/15/38	1,425	1,493
Suncor Energy Inc.	6.850%	6/1/39	350	377
Suncor Energy Inc.	4.000%	11/15/47	700	525
Suncor Energy Inc.	3.750%	3/4/51	700	502
Targa Resources Corp.	6.150%	3/1/29	800	826
Targa Resources Corp.	4.200%	2/1/33	950	855
Targa Resources Corp.	6.125%	3/15/33	1,081	1,112
Targa Resources Corp.	6.500%	3/30/34	800	847
Targa Resources Corp.	4.950%	4/15/52	1,200	1,021
Targa Resources Corp.	6.250%	7/1/52	250	253
Targa Resources Corp.	6.500%	2/15/53	700	736
Targa Resources Partners LP	6.500%	7/15/27	300	302
Targa Resources Partners LP	5.000%	1/15/28	600	587
Targa Resources Partners LP	6.875%	1/15/29	600	615
Targa Resources Partners LP	5.500%	3/1/30	900	894
Targa Resources Partners LP	4.875%	2/1/31	900	858
Targa Resources Partners LP	4.000%	1/15/32	940	844
TC PipeLines LP	3.900%	5/25/27	200	191
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	271
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	500	529
TotalEnergies Capital International SA	3.455%	2/19/29	1,775	1,666
TotalEnergies Capital International SA	2.829%	1/10/30	1,695	1,520
TotalEnergies Capital International SA	2.986%	6/29/41	800	581
TotalEnergies Capital International SA	3.461%	7/12/49	860	625
TotalEnergies Capital International SA	3.127%	5/29/50	1,920	1,298
TotalEnergies Capital International SA	3.386%	6/29/60	500	335
TotalEnergies Capital SA	3.883%	10/11/28	500	480
TotalEnergies Capital SA	5.150%	4/5/34	1,050	1,051
TotalEnergies Capital SA	5.488%	4/5/54	1,475	1,455
TotalEnergies Capital SA	5.638%	4/5/64	1,050	1,041
TransCanada PipeLines Ltd.	4.250%	5/15/28	1,700	1,644
TransCanada PipeLines Ltd.	4.100%	4/15/30	1,900	1,792
TransCanada PipeLines Ltd.	2.500%	10/12/31	700	587
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,000	938
TransCanada PipeLines Ltd.	5.850%	3/15/36	625	629
TransCanada PipeLines Ltd.	6.200%	10/15/37	850	878
TransCanada PipeLines Ltd.	4.750%	5/15/38	500	457
TransCanada PipeLines Ltd.	7.250%	8/15/38	600	678
TransCanada PipeLines Ltd.	6.100%	6/1/40	830	845
TransCanada PipeLines Ltd.	5.000%	10/16/43	850	762
TransCanada PipeLines Ltd.	4.875%	5/15/48	1,310	1,153
TransCanada PipeLines Ltd.	5.100%	3/15/49	720	654
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	288
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	700	631
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,080	920
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	500	379
Valero Energy Corp.	2.150%	9/15/27	517	471

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Valero Energy Corp.	4.350%	6/1/28	315	305
	Valero Energy Corp.	2.800%	12/1/31	400	339
	Valero Energy Corp.	7.500%	4/15/32	850	959
	Valero Energy Corp.	6.625%	6/15/37	1,355	1,445
	Valero Energy Corp.	3.650%	12/1/51	875	605
	Valero Energy Corp.	4.000%	6/1/52	500	366
	Valero Energy Partners LP	4.500%	3/15/28	400	390
	Western Midstream Operating LP	4.750%	8/15/28	229	223
	Western Midstream Operating LP	6.350%	1/15/29	900	928
	Western Midstream Operating LP	4.050%	2/1/30	1,040	968
	Western Midstream Operating LP	6.150%	4/1/33	609	622
	Western Midstream Operating LP	5.450%	4/1/44	390	349
	Western Midstream Operating LP	5.300%	3/1/48	790	678
	Western Midstream Operating LP	5.250%	2/1/50	1,100	957
	Williams Cos. Inc.	4.000%	9/15/25	1,125	1,104
	Williams Cos. Inc.	5.400%	3/2/26	200	200
	Williams Cos. Inc.	3.750%	6/15/27	1,325	1,272
	Williams Cos. Inc.	5.300%	8/15/28	673	675
	Williams Cos. Inc.	4.900%	3/15/29	900	887
	Williams Cos. Inc.	3.500%	11/15/30	1,100	996
	Williams Cos. Inc.	2.600%	3/15/31	1,000	846
	Williams Cos. Inc.	4.650%	8/15/32	487	463
	Williams Cos. Inc.	5.650%	3/15/33	400	404
	Williams Cos. Inc.	5.150%	3/15/34	800	781
	Williams Cos. Inc.	6.300%	4/15/40	990	1,026
	Williams Cos. Inc.	5.800%	11/15/43	585	568
	Williams Cos. Inc.	5.400%	3/4/44	585	552
	Williams Cos. Inc.	5.750%	6/24/44	600	588
	Williams Cos. Inc.	4.900%	1/15/45	725	634
	Williams Cos. Inc.	5.100%	9/15/45	900	812
	Williams Cos. Inc.	4.850%	3/1/48	675	584
	Williams Cos. Inc.	3.500%	10/15/51	400	277
	Williams Cos. Inc.	5.300%	8/15/52	700	648
					383,685
Financials (2.9%)
	ACE Capital Trust II	9.700%	4/1/30	75	89
[8]	Aegon Ltd.	5.500%	4/11/48	585	563
	AerCap Ireland Capital DAC	6.500%	7/15/25	3,763	3,795
	AerCap Ireland Capital DAC	4.450%	10/1/25	500	493
	AerCap Ireland Capital DAC	1.750%	1/30/26	500	471
	AerCap Ireland Capital DAC	4.450%	4/3/26	3,000	2,945
	AerCap Ireland Capital DAC	2.450%	10/29/26	3,500	3,265
	AerCap Ireland Capital DAC	6.100%	1/15/27	560	569
	AerCap Ireland Capital DAC	3.650%	7/21/27	875	831
	AerCap Ireland Capital DAC	4.625%	10/15/27	500	487
	AerCap Ireland Capital DAC	3.875%	1/23/28	1,000	948
	AerCap Ireland Capital DAC	5.750%	6/6/28	600	607
	AerCap Ireland Capital DAC	3.000%	10/29/28	4,000	3,635
	AerCap Ireland Capital DAC	6.150%	9/30/30	600	620
	AerCap Ireland Capital DAC	3.300%	1/30/32	4,000	3,437
	AerCap Ireland Capital DAC	5.300%	1/19/34	750	735
	AerCap Ireland Capital DAC	3.850%	10/29/41	3,000	2,352
	Affiliated Managers Group Inc.	3.500%	8/1/25	725	709
	Affiliated Managers Group Inc.	3.300%	6/15/30	500	446
	Aflac Inc.	2.875%	10/15/26	884	840
	Aflac Inc.	3.600%	4/1/30	500	465
	Aflac Inc.	4.000%	10/15/46	150	118
	Aflac Inc.	4.750%	1/15/49	1,080	958
	Air Lease Corp.	3.375%	7/1/25	750	733
[8]	Air Lease Corp.	5.300%	6/25/26	350	349
	Air Lease Corp.	1.875%	8/15/26	750	696
	Air Lease Corp.	2.200%	1/15/27	600	554
	Air Lease Corp.	3.625%	4/1/27	200	191
	Air Lease Corp.	3.625%	12/1/27	1,000	943
	Air Lease Corp.	2.100%	9/1/28	500	439
	Air Lease Corp.	4.625%	10/1/28	300	291
	Air Lease Corp.	3.250%	10/1/29	595	539
[8]	Air Lease Corp.	3.000%	2/1/30	625	553
	Air Lease Corp.	3.125%	12/1/30	1,250	1,093

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Air Lease Corp.	2.875%	1/15/32	600	502
	Aircastle Ltd.	4.250%	6/15/26	500	487
	Alleghany Corp.	4.900%	9/15/44	300	279
	Alleghany Corp.	3.250%	8/15/51	1,250	843
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	350
	Allstate Corp.	3.280%	12/15/26	400	383
	Allstate Corp.	5.050%	6/24/29	402	400
	Allstate Corp.	1.450%	12/15/30	500	399
	Allstate Corp.	5.250%	3/30/33	1,625	1,618
	Allstate Corp.	5.550%	5/9/35	105	106
	Allstate Corp.	4.500%	6/15/43	725	620
	Allstate Corp.	4.200%	12/15/46	600	484
	Allstate Corp.	3.850%	8/10/49	400	302
[8]	Allstate Corp.	6.500%	5/15/57	650	654
	Ally Financial Inc.	4.750%	6/9/27	500	488
	Ally Financial Inc.	7.100%	11/15/27	500	521
	Ally Financial Inc.	6.992%	6/13/29	600	623
[8]	Ally Financial Inc.	8.000%	11/1/31	2,308	2,549
	American Express Co.	4.200%	11/6/25	1,212	1,194
	American Express Co.	4.900%	2/13/26	1,100	1,093
	American Express Co.	4.990%	5/1/26	2,725	2,709
	American Express Co.	6.338%	10/30/26	600	606
	American Express Co.	2.550%	3/4/27	5,316	4,969
	American Express Co.	5.645%	4/23/27	760	763
	American Express Co.	3.300%	5/3/27	1,960	1,865
	American Express Co.	5.389%	7/28/27	800	801
	American Express Co.	5.098%	2/16/28	2,735	2,723
	American Express Co.	5.282%	7/27/29	800	801
	American Express Co.	6.489%	10/30/31	800	853
	American Express Co.	4.420%	8/3/33	1,500	1,416
	American Express Co.	5.043%	5/1/34	892	872
	American Express Co.	5.625%	7/28/34	500	501
	American Express Co.	5.915%	4/25/35	420	428
	American Express Co.	4.050%	12/3/42	621	517
	American Financial Group Inc.	5.250%	4/2/30	356	354
	American Financial Group Inc.	4.500%	6/15/47	500	427
	American International Group Inc.	4.200%	4/1/28	450	435
	American International Group Inc.	4.250%	3/15/29	300	289
	American International Group Inc.	3.400%	6/30/30	1,115	1,014
	American International Group Inc.	3.875%	1/15/35	400	356
	American International Group Inc.	4.700%	7/10/35	195	178
	American International Group Inc.	6.250%	5/1/36	600	634
	American International Group Inc.	4.500%	7/16/44	988	854
	American International Group Inc.	4.800%	7/10/45	200	178
	American International Group Inc.	4.750%	4/1/48	545	481
[8]	American International Group Inc.	5.750%	4/1/48	525	514
	American International Group Inc.	4.375%	6/30/50	500	414
	American National Group Inc.	5.000%	6/15/27	300	293
	Ameriprise Financial Inc.	5.700%	12/15/28	500	512
	Ameriprise Financial Inc.	4.500%	5/13/32	500	481
	Ameriprise Financial Inc.	5.150%	5/15/33	650	651
[8]	Aon Corp.	8.205%	1/1/27	150	159
	Aon Corp.	2.850%	5/28/27	500	469
	Aon Corp.	4.500%	12/15/28	600	584
	Aon Corp.	3.750%	5/2/29	630	591
	Aon Corp.	2.800%	5/15/30	1,620	1,421
	Aon Corp.	2.050%	8/23/31	750	605
	Aon Corp.	5.350%	2/28/33	500	497
	Aon Corp.	6.250%	9/30/40	150	158
	Aon Corp.	2.900%	8/23/51	1,000	611
	Aon Corp.	3.900%	2/28/52	500	370
	Aon Global Ltd.	3.875%	12/15/25	300	293
	Aon Global Ltd.	4.600%	6/14/44	625	533
	Aon Global Ltd.	4.750%	5/15/45	695	602
	Aon North America Inc.	5.125%	3/1/27	240	240
	Aon North America Inc.	5.150%	3/1/29	760	758
	Aon North America Inc.	5.300%	3/1/31	550	548
	Aon North America Inc.	5.450%	3/1/34	1,700	1,692
	Aon North America Inc.	5.750%	3/1/54	1,675	1,637
[11]	Apollo Debt Solutions BDC	6.900%	4/13/29	450	452

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apollo Global Management Inc.	6.375%	11/15/33	500	528
	Apollo Global Management Inc.	5.800%	5/21/54	625	616
	Arch Capital Finance LLC	4.011%	12/15/26	799	773
	Arch Capital Finance LLC	5.031%	12/15/46	100	91
	Arch Capital Group Ltd.	7.350%	5/1/34	500	565
	Arch Capital Group Ltd.	3.635%	6/30/50	975	703
	Arch Capital Group US Inc.	5.144%	11/1/43	275	252
	Ares Capital Corp.	3.250%	7/15/25	967	940
	Ares Capital Corp.	3.875%	1/15/26	1,000	965
	Ares Capital Corp.	2.150%	7/15/26	1,320	1,220
	Ares Capital Corp.	7.000%	1/15/27	375	381
	Ares Capital Corp.	2.875%	6/15/27	319	292
	Ares Capital Corp.	5.875%	3/1/29	820	807
	Ares Capital Corp.	5.950%	7/15/29	700	688
	Ares Capital Corp.	3.200%	11/15/31	500	412
[11]	Ares Strategic Income Fund	6.350%	8/15/29	625	620
	Arthur J Gallagher & Co.	2.400%	11/9/31	500	408
	Arthur J Gallagher & Co.	5.500%	3/2/33	500	501
	Arthur J Gallagher & Co.	6.500%	2/15/34	450	476
	Arthur J Gallagher & Co.	3.500%	5/20/51	500	345
	Arthur J Gallagher & Co.	3.050%	3/9/52	500	306
	Arthur J Gallagher & Co.	5.750%	3/2/53	500	486
	Arthur J Gallagher & Co.	6.750%	2/15/54	450	495
	Arthur J Gallagher & Co.	5.750%	7/15/54	400	388
	Assurant Inc.	4.900%	3/27/28	400	394
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	450	463
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	500	434
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	500	347
	Athene Holding Ltd.	4.125%	1/12/28	835	805
	Athene Holding Ltd.	3.500%	1/15/31	3,000	2,656
	Athene Holding Ltd.	5.875%	1/15/34	800	792
	Athene Holding Ltd.	3.450%	5/15/52	500	320
	Athene Holding Ltd.	6.250%	4/1/54	1,045	1,045
	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	800	801
	Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	600	603
[8]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	245
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	875	874
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	825	823
	AXA SA	8.600%	12/15/30	540	635
[8]	AXIS Specialty Finance LLC	4.900%	1/15/40	250	229
	AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,438
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	500	459
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	600	654
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	800	798
	Banco Santander SA	5.147%	8/18/25	900	893
	Banco Santander SA	5.179%	11/19/25	1,300	1,287
	Banco Santander SA	1.849%	3/25/26	1,000	938
	Banco Santander SA	4.250%	4/11/27	2,000	1,935
	Banco Santander SA	5.294%	8/18/27	900	894
	Banco Santander SA	6.527%	11/7/27	1,400	1,432
	Banco Santander SA	3.800%	2/23/28	2,200	2,074
	Banco Santander SA	5.552%	3/14/28	800	799
	Banco Santander SA	4.379%	4/12/28	1,200	1,157
	Banco Santander SA	6.607%	11/7/28	3,800	3,989
	Banco Santander SA	3.306%	6/27/29	500	457
	Banco Santander SA	5.538%	3/14/30	800	795
	Banco Santander SA	3.490%	5/28/30	1,000	896
	Banco Santander SA	2.749%	12/3/30	1,200	999
	Banco Santander SA	2.958%	3/25/31	1,000	854
	Banco Santander SA	3.225%	11/22/32	800	668
	Banco Santander SA	6.921%	8/8/33	1,400	1,463
	Banco Santander SA	6.938%	11/7/33	800	874
	Banco Santander SA	6.350%	3/14/34	1,000	1,003
[8]	Bank of America Corp.	4.450%	3/3/26	7,252	7,129
[8]	Bank of America Corp.	3.500%	4/19/26	830	805
[8]	Bank of America Corp.	1.319%	6/19/26	11,450	10,977
[8]	Bank of America Corp.	4.250%	10/22/26	1,500	1,462
[8]	Bank of America Corp.	1.197%	10/24/26	2,000	1,887
[8]	Bank of America Corp.	1.658%	3/11/27	3,500	3,282
[8]	Bank of America Corp.	3.559%	4/23/27	2,275	2,200

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	1.734%	7/22/27	2,500	2,317
[8]	Bank of America Corp.	3.248%	10/21/27	2,225	2,105
[8]	Bank of America Corp.	3.824%	1/20/28	450	434
[8]	Bank of America Corp.	3.705%	4/24/28	1,400	1,341
[8]	Bank of America Corp.	3.593%	7/21/28	3,008	2,863
[8]	Bank of America Corp.	4.948%	7/22/28	1,300	1,289
	Bank of America Corp.	6.204%	11/10/28	1,725	1,776
[8]	Bank of America Corp.	3.419%	12/20/28	6,357	5,976
[8]	Bank of America Corp.	3.970%	3/5/29	1,425	1,362
	Bank of America Corp.	5.202%	4/25/29	2,050	2,046
[8]	Bank of America Corp.	2.087%	6/14/29	6,000	5,324
[8]	Bank of America Corp.	4.271%	7/23/29	6,175	5,949
	Bank of America Corp.	5.819%	9/15/29	2,400	2,450
[8]	Bank of America Corp.	3.974%	2/7/30	500	474
[8]	Bank of America Corp.	3.194%	7/23/30	2,000	1,815
[8]	Bank of America Corp.	2.884%	10/22/30	4,175	3,717
[8]	Bank of America Corp.	2.496%	2/13/31	625	540
[8]	Bank of America Corp.	2.592%	4/29/31	6,000	5,186
[8]	Bank of America Corp.	1.922%	10/24/31	3,000	2,452
[8]	Bank of America Corp.	2.651%	3/11/32	1,500	1,270
	Bank of America Corp.	2.687%	4/22/32	4,575	3,869
	Bank of America Corp.	2.299%	7/21/32	7,500	6,142
	Bank of America Corp.	2.572%	10/20/32	1,000	829
[8]	Bank of America Corp.	2.972%	2/4/33	1,850	1,566
	Bank of America Corp.	4.571%	4/27/33	2,000	1,886
[8]	Bank of America Corp.	5.015%	7/22/33	4,000	3,908
	Bank of America Corp.	5.288%	4/25/34	3,150	3,117
	Bank of America Corp.	5.872%	9/15/34	2,750	2,828
	Bank of America Corp.	5.468%	1/23/35	4,500	4,494
	Bank of America Corp.	2.482%	9/21/36	1,500	1,198
	Bank of America Corp.	6.110%	1/29/37	810	842
	Bank of America Corp.	3.846%	3/8/37	2,725	2,396
[8]	Bank of America Corp.	4.244%	4/24/38	1,100	973
	Bank of America Corp.	7.750%	5/14/38	1,700	2,018
[8]	Bank of America Corp.	4.078%	4/23/40	1,425	1,210
[8]	Bank of America Corp.	2.676%	6/19/41	4,895	3,422
[8]	Bank of America Corp.	5.875%	2/7/42	1,020	1,061
	Bank of America Corp.	3.311%	4/22/42	3,945	2,966
[8]	Bank of America Corp.	5.000%	1/21/44	1,595	1,504
[8]	Bank of America Corp.	4.875%	4/1/44	550	506
[8]	Bank of America Corp.	4.750%	4/21/45	350	311
[8]	Bank of America Corp.	4.443%	1/20/48	2,675	2,281
[8]	Bank of America Corp.	3.946%	1/23/49	1,175	925
[8]	Bank of America Corp.	4.330%	3/15/50	700	584
[8]	Bank of America Corp.	4.083%	3/20/51	5,500	4,393
[8]	Bank of America Corp.	2.831%	10/24/51	2,000	1,261
[8]	Bank of America Corp.	3.483%	3/13/52	1,000	717
	Bank of America Corp.	2.972%	7/21/52	1,500	978
	Bank of America NA	5.650%	8/18/25	1,225	1,229
	Bank of America NA	5.526%	8/18/26	1,640	1,651
[8]	Bank of America NA	6.000%	10/15/36	600	630
	Bank of Montreal	5.920%	9/25/25	600	603
	Bank of Montreal	5.300%	6/5/26	600	600
[8]	Bank of Montreal	0.949%	1/22/27	1,000	934
[8]	Bank of Montreal	2.650%	3/8/27	700	656
[8]	Bank of Montreal	4.700%	9/14/27	500	493
	Bank of Montreal	5.203%	2/1/28	650	651
	Bank of Montreal	5.717%	9/25/28	600	612
	Bank of Montreal	5.511%	6/4/31	625	632
[8]	Bank of Montreal	3.803%	12/15/32	1,600	1,505
	Bank of Montreal	3.088%	1/10/37	600	490
[8]	Bank of New York Mellon Corp.	3.950%	11/18/25	742	729
[8]	Bank of New York Mellon Corp.	2.800%	5/4/26	3,561	3,417
[8]	Bank of New York Mellon Corp.	5.148%	5/22/26	350	349
	Bank of New York Mellon Corp.	4.414%	7/24/26	800	791
[8]	Bank of New York Mellon Corp.	2.450%	8/17/26	969	918
[8]	Bank of New York Mellon Corp.	2.050%	1/26/27	340	316
	Bank of New York Mellon Corp.	4.947%	4/26/27	825	820
[8]	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,432
[8]	Bank of New York Mellon Corp.	3.400%	1/29/28	600	569

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,148
[8]	Bank of New York Mellon Corp.	5.802%	10/25/28	650	662
[8]	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	918
	Bank of New York Mellon Corp.	4.543%	2/1/29	650	637
[8]	Bank of New York Mellon Corp.	3.300%	8/23/29	500	457
[8]	Bank of New York Mellon Corp.	6.317%	10/25/29	800	836
[8]	Bank of New York Mellon Corp.	4.975%	3/14/30	825	820
	Bank of New York Mellon Corp.	2.500%	1/26/32	280	234
[8]	Bank of New York Mellon Corp.	4.289%	6/13/33	5,000	4,669
[8]	Bank of New York Mellon Corp.	5.834%	10/25/33	650	674
	Bank of New York Mellon Corp.	4.706%	2/1/34	350	335
[8]	Bank of New York Mellon Corp.	4.967%	4/26/34	825	804
[8]	Bank of New York Mellon Corp.	5.188%	3/14/35	825	814
	Bank of Nova Scotia	0.650%	7/31/24	550	548
	Bank of Nova Scotia	4.500%	12/16/25	1,250	1,230
	Bank of Nova Scotia	2.700%	8/3/26	725	687
	Bank of Nova Scotia	1.300%	9/15/26	1,000	917
	Bank of Nova Scotia	1.950%	2/2/27	500	461
[8]	Bank of Nova Scotia	5.400%	6/4/27	375	377
	Bank of Nova Scotia	5.250%	6/12/28	800	803
[8]	Bank of Nova Scotia	5.450%	8/1/29	345	348
	Bank of Nova Scotia	2.450%	2/2/32	500	412
	Bank of Nova Scotia	5.650%	2/1/34	850	864
	Bank of Nova Scotia	4.588%	5/4/37	1,025	924
	Bank OZK	2.750%	10/1/31	285	228
	BankUnited Inc.	4.875%	11/17/25	219	215
	BankUnited Inc.	5.125%	6/11/30	250	225
	Barclays plc	4.375%	1/12/26	1,200	1,180
[8]	Barclays plc	2.852%	5/7/26	2,025	1,974
	Barclays plc	5.200%	5/12/26	1,260	1,245
	Barclays plc	5.304%	8/9/26	1,850	1,838
	Barclays plc	7.325%	11/2/26	1,500	1,527
	Barclays plc	5.829%	5/9/27	2,675	2,678
	Barclays plc	4.337%	1/10/28	1,000	962
	Barclays plc	5.674%	3/12/28	800	801
	Barclays plc	4.836%	5/9/28	4,750	4,584
	Barclays plc	5.501%	8/9/28	1,225	1,222
	Barclays plc	7.385%	11/2/28	1,500	1,579
[8]	Barclays plc	4.972%	5/16/29	1,000	979
	Barclays plc	6.490%	9/13/29	390	404
	Barclays plc	5.690%	3/12/30	1,475	1,479
[8]	Barclays plc	5.088%	6/20/30	2,975	2,846
	Barclays plc	2.645%	6/24/31	4,100	3,480
	Barclays plc	2.667%	3/10/32	1,750	1,453
	Barclays plc	5.746%	8/9/33	845	843
	Barclays plc	7.437%	11/2/33	3,500	3,850
	Barclays plc	6.224%	5/9/34	1,664	1,705
	Barclays plc	7.119%	6/27/34	500	532
	Barclays plc	6.692%	9/13/34	1,050	1,113
	Barclays plc	3.564%	9/23/35	700	602
	Barclays plc	5.250%	8/17/45	500	471
	Barclays plc	4.950%	1/10/47	1,300	1,159
	Barclays plc	6.036%	3/12/55	1,000	1,013
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	1,500	1,282
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	220	193
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	138
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	600	544
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	481
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	2,000	1,679
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	1,565	1,337
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	3,980	2,561
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	500	300
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	750	580
	Berkshire Hathaway Inc.	3.125%	3/15/26	3,231	3,129
	Berkshire Hathaway Inc.	4.500%	2/11/43	825	764
	BGC Group Inc.	8.000%	5/25/28	500	527
	BlackRock Funding Inc.	4.700%	3/14/29	825	821
	BlackRock Funding Inc.	5.000%	3/14/34	1,075	1,067
	BlackRock Funding Inc.	5.250%	3/14/54	825	797
	BlackRock Inc.	3.200%	3/15/27	550	528

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BlackRock Inc.	3.250%	4/30/29	1,000	932
	BlackRock Inc.	2.400%	4/30/30	1,250	1,091
	BlackRock Inc.	1.900%	1/28/31	915	759
	BlackRock Inc.	2.100%	2/25/32	950	774
	BlackRock Inc.	4.750%	5/25/33	825	808
	BlackRock TCP Capital Corp.	6.950%	5/30/29	500	488
	Blackstone Private Credit Fund	7.050%	9/29/25	500	505
	Blackstone Private Credit Fund	2.625%	12/15/26	1,442	1,319
	Blackstone Private Credit Fund	3.250%	3/15/27	725	669
[11]	Blackstone Private Credit Fund	7.300%	11/27/28	1,000	1,036
[11]	Blackstone Private Credit Fund	5.950%	7/16/29	410	402
[11]	Blackstone Private Credit Fund	6.250%	1/25/31	410	407
	Blackstone Secured Lending Fund	3.625%	1/15/26	500	480
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	463
	Blackstone Secured Lending Fund	5.875%	11/15/27	500	496
	Blackstone Secured Lending Fund	2.850%	9/30/28	750	657
	Blue Owl Capital Corp.	3.750%	7/22/25	1,300	1,267
	Blue Owl Capital Corp.	3.400%	7/15/26	1,137	1,071
	Blue Owl Capital Corp.	2.625%	1/15/27	500	457
	Blue Owl Capital Corp.	2.875%	6/11/28	550	486
	Blue Owl Capital Corp.	5.950%	3/15/29	500	492
[8]	Blue Owl Credit Income Corp.	4.700%	2/8/27	800	761
	Blue Owl Credit Income Corp.	7.950%	6/13/28	500	517
	Blue Owl Credit Income Corp.	7.750%	1/15/29	1,350	1,392
[11]	Blue Owl Credit Income Corp.	6.600%	9/15/29	500	493
[11]	Blue Owl Finance LLC	6.250%	4/18/34	850	853
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	500	449
[11]	Blue Owl Technology Finance Corp. II	6.750%	4/4/29	1,000	978
[11]	BNP Paribas SA	3.052%	1/13/31	1,175	1,029
[8]	BPCE SA	3.375%	12/2/26	250	239
	Brighthouse Financial Inc.	5.625%	5/15/30	500	500
	Brighthouse Financial Inc.	4.700%	6/22/47	487	378
	Brookfield Finance Inc.	4.250%	6/2/26	150	147
	Brookfield Finance Inc.	3.900%	1/25/28	1,000	954
	Brookfield Finance Inc.	4.850%	3/29/29	600	589
	Brookfield Finance Inc.	4.350%	4/15/30	320	303
	Brookfield Finance Inc.	2.724%	4/15/31	1,200	1,016
	Brookfield Finance Inc.	6.350%	1/5/34	500	524
	Brookfield Finance Inc.	5.675%	1/15/35	500	495
	Brookfield Finance Inc.	4.700%	9/20/47	750	635
	Brookfield Finance Inc.	3.500%	3/30/51	250	173
	Brookfield Finance Inc.	3.625%	2/15/52	500	348
	Brookfield Finance Inc.	5.968%	3/4/54	730	722
	Brookfield Finance LLC	3.450%	4/15/50	1,200	823
	Brown & Brown Inc.	4.500%	3/15/29	275	265
	Brown & Brown Inc.	2.375%	3/15/31	1,000	826
	Brown & Brown Inc.	4.200%	3/17/32	500	457
	Brown & Brown Inc.	5.650%	6/11/34	500	497
	Brown & Brown Inc.	4.950%	3/17/52	575	489
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	5,000	4,916
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	500	472
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	1,050	972
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	500	503
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	700	670
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	560	559
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	500	496
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	500	514
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	500	499
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	950	841
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	390	404
	Capital One Financial Corp.	4.200%	10/29/25	500	489
	Capital One Financial Corp.	2.636%	3/3/26	1,162	1,137
	Capital One Financial Corp.	3.750%	7/28/26	250	241
	Capital One Financial Corp.	3.750%	3/9/27	1,075	1,032
	Capital One Financial Corp.	3.650%	5/11/27	1,750	1,673
	Capital One Financial Corp.	7.149%	10/29/27	800	826
	Capital One Financial Corp.	1.878%	11/2/27	1,790	1,641
	Capital One Financial Corp.	3.800%	1/31/28	2,000	1,901
	Capital One Financial Corp.	5.468%	2/1/29	2,693	2,682
	Capital One Financial Corp.	6.312%	6/8/29	550	563

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital One Financial Corp.	5.700%	2/1/30	1,616	1,623
	Capital One Financial Corp.	3.273%	3/1/30	1,350	1,217
[8]	Capital One Financial Corp.	7.624%	10/30/31	800	880
	Capital One Financial Corp.	2.359%	7/29/32	800	626
	Capital One Financial Corp.	5.817%	2/1/34	2,297	2,273
	Capital One Financial Corp.	6.377%	6/8/34	2,000	2,054
	Capital One Financial Corp.	6.051%	2/1/35	1,835	1,846
	Cboe Global Markets Inc.	3.650%	1/12/27	1,290	1,244
	Cboe Global Markets Inc.	1.625%	12/15/30	500	409
	Charles Schwab Corp.	0.900%	3/11/26	1,000	928
	Charles Schwab Corp.	1.150%	5/13/26	3,000	2,776
	Charles Schwab Corp.	5.875%	8/24/26	820	829
	Charles Schwab Corp.	3.200%	3/2/27	1,100	1,047
	Charles Schwab Corp.	2.450%	3/3/27	1,330	1,240
	Charles Schwab Corp.	3.300%	4/1/27	2,237	2,134
	Charles Schwab Corp.	3.200%	1/25/28	400	375
	Charles Schwab Corp.	4.000%	2/1/29	440	422
	Charles Schwab Corp.	3.250%	5/22/29	475	438
	Charles Schwab Corp.	2.750%	10/1/29	300	269
	Charles Schwab Corp.	6.196%	11/17/29	1,005	1,045
	Charles Schwab Corp.	2.300%	5/13/31	1,000	840
	Charles Schwab Corp.	1.950%	12/1/31	1,550	1,239
	Charles Schwab Corp.	2.900%	3/3/32	725	620
	Charles Schwab Corp.	5.853%	5/19/34	1,000	1,019
	Charles Schwab Corp.	6.136%	8/24/34	1,310	1,364
	Chubb Corp.	6.000%	5/11/37	375	400
[8]	Chubb Corp.	6.500%	5/15/38	1,322	1,474
	Chubb INA Holdings LLC	3.350%	5/3/26	2,200	2,129
	Chubb INA Holdings LLC	1.375%	9/15/30	1,000	815
	Chubb INA Holdings LLC	5.000%	3/15/34	820	812
	Chubb INA Holdings LLC	6.700%	5/15/36	180	202
	Chubb INA Holdings LLC	4.150%	3/13/43	225	192
	Chubb INA Holdings LLC	4.350%	11/3/45	800	691
	Chubb INA Holdings LLC	2.850%	12/15/51	500	327
	Chubb INA Holdings LLC	3.050%	12/15/61	1,000	636
	CI Financial Corp.	3.200%	12/17/30	2,207	1,740
[8]	Cincinnati Financial Corp.	6.920%	5/15/28	300	317
	Cincinnati Financial Corp.	6.125%	11/1/34	275	286
	Citibank NA	5.864%	9/29/25	1,100	1,106
[8]	Citibank NA	5.438%	4/30/26	1,675	1,681
[8]	Citibank NA	5.488%	12/4/26	2,000	2,010
	Citibank NA	5.803%	9/29/28	2,025	2,080
[8]	Citibank NA	5.570%	4/30/34	1,200	1,220
	Citigroup Inc.	5.500%	9/13/25	1,000	999
	Citigroup Inc.	3.700%	1/12/26	400	390
	Citigroup Inc.	4.600%	3/9/26	975	959
	Citigroup Inc.	3.400%	5/1/26	750	724
	Citigroup Inc.	5.610%	9/29/26	3,100	3,099
	Citigroup Inc.	3.200%	10/21/26	3,000	2,859
	Citigroup Inc.	4.300%	11/20/26	775	757
	Citigroup Inc.	4.450%	9/29/27	3,825	3,729
[8]	Citigroup Inc.	3.887%	1/10/28	7,499	7,242
	Citigroup Inc.	6.625%	1/15/28	800	839
[8]	Citigroup Inc.	3.070%	2/24/28	2,200	2,076
	Citigroup Inc.	4.658%	5/24/28	1,000	984
[8]	Citigroup Inc.	3.668%	7/24/28	2,675	2,550
	Citigroup Inc.	4.125%	7/25/28	425	408
[8]	Citigroup Inc.	3.520%	10/27/28	2,760	2,609
	Citigroup Inc.	5.174%	2/13/30	2,025	2,013
[8]	Citigroup Inc.	3.980%	3/20/30	2,000	1,887
[8]	Citigroup Inc.	2.976%	11/5/30	1,175	1,047
[8]	Citigroup Inc.	2.666%	1/29/31	175	152
[8]	Citigroup Inc.	4.412%	3/31/31	8,750	8,339
[8]	Citigroup Inc.	2.572%	6/3/31	2,500	2,145
	Citigroup Inc.	6.625%	6/15/32	750	800
	Citigroup Inc.	2.520%	11/3/32	2,000	1,645
	Citigroup Inc.	3.057%	1/25/33	750	636
	Citigroup Inc.	5.875%	2/22/33	200	204
	Citigroup Inc.	3.785%	3/17/33	2,600	2,318
	Citigroup Inc.	4.910%	5/24/33	1,000	961

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	6.000%	10/31/33	925	950
	Citigroup Inc.	6.270%	11/17/33	5,000	5,242
	Citigroup Inc.	6.174%	5/25/34	2,250	2,289
	Citigroup Inc.	5.827%	2/13/35	2,000	1,982
	Citigroup Inc.	6.125%	8/25/36	1,699	1,738
[8]	Citigroup Inc.	3.878%	1/24/39	1,100	920
	Citigroup Inc.	8.125%	7/15/39	1,099	1,373
[8]	Citigroup Inc.	5.316%	3/26/41	4,950	4,771
	Citigroup Inc.	5.875%	1/30/42	800	821
	Citigroup Inc.	6.675%	9/13/43	500	544
	Citigroup Inc.	5.300%	5/6/44	750	698
	Citigroup Inc.	4.650%	7/30/45	1,200	1,048
	Citigroup Inc.	4.750%	5/18/46	825	707
	Citigroup Inc.	4.650%	7/23/48	1,480	1,290
[8]	Citizens Bank NA	3.750%	2/18/26	500	484
	Citizens Bank NA	4.575%	8/9/28	575	555
	Citizens Financial Group Inc.	2.850%	7/27/26	2,231	2,108
	Citizens Financial Group Inc.	5.841%	1/23/30	800	797
	Citizens Financial Group Inc.	2.500%	2/6/30	450	381
	Citizens Financial Group Inc.	4.300%	2/11/31	825	727
	Citizens Financial Group Inc.	2.638%	9/30/32	180	138
	Citizens Financial Group Inc.	6.645%	4/25/35	625	647
	CME Group Inc.	3.750%	6/15/28	300	289
	CME Group Inc.	2.650%	3/15/32	1,000	857
	CME Group Inc.	5.300%	9/15/43	720	719
	CME Group Inc.	4.150%	6/15/48	500	421
	CNA Financial Corp.	3.450%	8/15/27	400	379
	CNA Financial Corp.	3.900%	5/1/29	800	758
	CNA Financial Corp.	5.125%	2/15/34	638	618
	CNO Financial Group Inc.	6.450%	6/15/34	585	585
[8]	Comerica Bank	4.000%	7/27/25	578	565
	Comerica Inc.	4.000%	2/1/29	415	381
	Comerica Inc.	5.982%	1/30/30	790	779
	Commonwealth Bank of Australia	5.316%	3/13/26	900	903
	Cooperatieve Rabobank UA	4.375%	8/4/25	802	790
	Cooperatieve Rabobank UA	4.850%	1/9/26	600	597
[8]	Cooperatieve Rabobank UA	3.750%	7/21/26	1,800	1,733
	Cooperatieve Rabobank UA	5.500%	10/5/26	600	604
	Cooperatieve Rabobank UA	4.800%	1/9/29	600	594
	Cooperatieve Rabobank UA	5.750%	12/1/43	750	739
	Cooperatieve Rabobank UA	5.250%	8/4/45	3,250	3,079
	Corebridge Financial Inc.	3.650%	4/5/27	1,000	957
	Corebridge Financial Inc.	3.850%	4/5/29	1,250	1,172
	Corebridge Financial Inc.	3.900%	4/5/32	500	448
[11]	Corebridge Financial Inc.	6.050%	9/15/33	500	512
	Corebridge Financial Inc.	5.750%	1/15/34	1,300	1,308
	Corebridge Financial Inc.	4.350%	4/5/42	500	413
	Corebridge Financial Inc.	4.400%	4/5/52	2,000	1,575
	Credit Suisse USA LLC	7.125%	7/15/32	465	511
[8]	Deutsche Bank AG	4.100%	1/13/26	400	391
	Deutsche Bank AG	1.686%	3/19/26	1,500	1,411
	Deutsche Bank AG	6.119%	7/14/26	1,000	1,001
	Deutsche Bank AG	2.129%	11/24/26	1,600	1,519
	Deutsche Bank AG	7.146%	7/13/27	1,500	1,536
	Deutsche Bank AG	2.311%	11/16/27	500	461
	Deutsche Bank AG	2.552%	1/7/28	1,005	929
	Deutsche Bank AG	5.706%	2/8/28	540	539
	Deutsche Bank AG	6.720%	1/18/29	1,555	1,604
	Deutsche Bank AG	6.819%	11/20/29	1,000	1,040
	Deutsche Bank AG	5.882%	7/8/31	200	196
[8]	Deutsche Bank AG	3.547%	9/18/31	900	791
	Deutsche Bank AG	3.729%	1/14/32	1,730	1,462
	Deutsche Bank AG	3.035%	5/28/32	1,005	843
	Deutsche Bank AG	4.875%	12/1/32	570	536
	Deutsche Bank AG	3.742%	1/7/33	1,393	1,147
	Deutsche Bank AG	7.079%	2/10/34	1,150	1,171
[8]	Discover Bank	4.250%	3/13/26	2,043	1,993
[8]	Discover Bank	3.450%	7/27/26	1,455	1,390
[8]	Discover Bank	4.650%	9/13/28	500	479
[8]	Discover Bank	2.700%	2/6/30	400	343

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Discover Financial Services	4.500%	1/30/26	3,183	3,118
	Discover Financial Services	6.700%	11/29/32	550	573
	Eaton Vance Corp.	3.500%	4/6/27	511	488
	Enact Holdings Inc.	6.250%	5/28/29	630	630
	Enstar Finance LLC	5.750%	9/1/40	49	48
	Enstar Finance LLC	5.500%	1/15/42	500	483
	Enstar Group Ltd.	4.950%	6/1/29	680	653
	Enstar Group Ltd.	3.100%	9/1/31	500	413
	Equitable Holdings Inc.	4.350%	4/20/28	3,460	3,349
	Equitable Holdings Inc.	5.594%	1/11/33	500	507
	Equitable Holdings Inc.	5.000%	4/20/48	815	731
[6]	Essent Group Ltd.	6.250%	7/1/29	420	420
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	263
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	500	336
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,250	772
	F&G Annuities & Life Inc.	7.400%	1/13/28	400	413
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	393
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	600	572
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	1,000	870
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	650	642
[11]	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	500	508
[11]	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	825	826
[11]	Fairfax Financial Holdings Ltd.	6.100%	3/15/55	500	483
	Fidelity National Financial Inc.	3.400%	6/15/30	500	444
	Fidelity National Financial Inc.	2.450%	3/15/31	750	612
	Fidelity National Financial Inc.	3.200%	9/17/51	500	308
	Fifth Third Bancorp	2.550%	5/5/27	1,500	1,390
	Fifth Third Bancorp	1.707%	11/1/27	500	458
	Fifth Third Bancorp	3.950%	3/14/28	300	286
	Fifth Third Bancorp	4.055%	4/25/28	500	478
	Fifth Third Bancorp	6.339%	7/27/29	800	820
	Fifth Third Bancorp	4.772%	7/28/30	400	385
	Fifth Third Bancorp	5.631%	1/29/32	1,225	1,214
	Fifth Third Bancorp	4.337%	4/25/33	500	456
	Fifth Third Bancorp	8.250%	3/1/38	710	839
[8]	Fifth Third Bank NA	3.950%	7/28/25	625	614
[8]	Fifth Third Bank NA	3.850%	3/15/26	1,500	1,455
[8]	Fifth Third Bank NA	2.250%	2/1/27	1,165	1,078
	First American Financial Corp.	2.400%	8/15/31	600	479
[8]	First Horizon Bank	5.750%	5/1/30	340	324
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	350	357
	Franklin Resources Inc.	1.600%	10/30/30	500	404
	Franklin Resources Inc.	2.950%	8/12/51	500	311
	FS KKR Capital Corp.	3.400%	1/15/26	1,580	1,504
	FS KKR Capital Corp.	7.875%	1/15/29	900	930
	FS KKR Capital Corp.	6.875%	8/15/29	300	297
	GATX Corp.	3.850%	3/30/27	910	876
	GATX Corp.	3.500%	3/15/28	200	188
	GATX Corp.	4.550%	11/7/28	600	586
	GATX Corp.	4.700%	4/1/29	275	269
	GATX Corp.	4.000%	6/30/30	460	428
	GATX Corp.	1.900%	6/1/31	500	401
	GATX Corp.	3.500%	6/1/32	500	435
	GATX Corp.	5.450%	9/15/33	500	493
	GATX Corp.	6.050%	3/15/34	500	511
	GATX Corp.	6.900%	5/1/34	500	544
	GATX Corp.	5.200%	3/15/44	150	139
	GATX Corp.	4.500%	3/30/45	150	121
	GATX Corp.	3.100%	6/1/51	500	316
	GATX Corp.	6.050%	6/5/54	500	501
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	930	858
	Globe Life Inc.	4.550%	9/15/28	385	365
	Globe Life Inc.	2.150%	8/15/30	500	401
[8]	Goldman Sachs Bank USA	5.283%	3/18/27	1,650	1,644
	Goldman Sachs Bank USA	5.414%	5/21/27	1,675	1,673
	Goldman Sachs BDC Inc.	2.875%	1/15/26	500	477
	Goldman Sachs Capital I	6.345%	2/15/34	975	1,007
	Goldman Sachs Group Inc.	3.750%	2/25/26	2,450	2,388
	Goldman Sachs Group Inc.	5.798%	8/10/26	1,415	1,416
[8]	Goldman Sachs Group Inc.	1.093%	12/9/26	2,000	1,870

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	5.950%	1/15/27	1,030	1,047
	Goldman Sachs Group Inc.	3.850%	1/26/27	1,100	1,063
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,000	1,866
	Goldman Sachs Group Inc.	1.948%	10/21/27	7,000	6,464
	Goldman Sachs Group Inc.	2.640%	2/24/28	3,491	3,256
	Goldman Sachs Group Inc.	3.615%	3/15/28	2,360	2,256
[8]	Goldman Sachs Group Inc.	3.691%	6/5/28	6,050	5,787
[8]	Goldman Sachs Group Inc.	3.814%	4/23/29	1,200	1,138
[8]	Goldman Sachs Group Inc.	4.223%	5/1/29	2,150	2,070
	Goldman Sachs Group Inc.	6.484%	10/24/29	2,025	2,115
	Goldman Sachs Group Inc.	3.800%	3/15/30	6,425	6,006
	Goldman Sachs Group Inc.	5.727%	4/25/30	1,050	1,069
	Goldman Sachs Group Inc.	1.992%	1/27/32	2,200	1,787
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,000	2,522
	Goldman Sachs Group Inc.	2.383%	7/21/32	3,970	3,263
	Goldman Sachs Group Inc.	2.650%	10/21/32	3,400	2,828
	Goldman Sachs Group Inc.	3.102%	2/24/33	2,735	2,339
	Goldman Sachs Group Inc.	6.561%	10/24/34	500	538
	Goldman Sachs Group Inc.	5.851%	4/25/35	1,550	1,588
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,975	3,169
	Goldman Sachs Group Inc.	6.750%	10/1/37	2,000	2,160
[8]	Goldman Sachs Group Inc.	4.017%	10/31/38	2,230	1,897
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,220
	Goldman Sachs Group Inc.	3.210%	4/22/42	3,120	2,311
	Goldman Sachs Group Inc.	3.436%	2/24/43	1,865	1,407
[8]	Goldman Sachs Group Inc.	4.800%	7/8/44	1,710	1,543
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,075	1,940
	Goldman Sachs Group Inc.	4.750%	10/21/45	525	471
	Golub Capital BDC Inc.	2.500%	8/24/26	684	630
	Golub Capital BDC Inc.	2.050%	2/15/27	290	260
	Golub Capital BDC Inc.	7.050%	12/5/28	500	510
[6,11]	Hannon Armstrong Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	500	492
	Hanover Insurance Group Inc.	4.500%	4/15/26	270	265
	Hartford Financial Services Group Inc.	2.800%	8/19/29	500	444
	Hartford Financial Services Group Inc.	6.100%	10/1/41	600	621
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	422
	Hartford Financial Services Group Inc.	3.600%	8/19/49	500	365
	Hartford Financial Services Group Inc.	2.900%	9/15/51	700	439
[11]	HPS Corporate Lending Fund	6.250%	9/30/29	500	494
[8]	HSBC Bank USA NA	5.875%	11/1/34	250	261
[8]	HSBC Bank USA NA	7.000%	1/15/39	650	729
	HSBC Holdings plc	4.250%	8/18/25	5,800	5,696
	HSBC Holdings plc	4.300%	3/8/26	2,678	2,632
	HSBC Holdings plc	3.900%	5/25/26	1,463	1,423
[8]	HSBC Holdings plc	2.099%	6/4/26	7,135	6,898
[8]	HSBC Holdings plc	4.292%	9/12/26	3,100	3,045
	HSBC Holdings plc	7.336%	11/3/26	250	255
	HSBC Holdings plc	4.375%	11/23/26	3,000	2,923
	HSBC Holdings plc	1.589%	5/24/27	600	559
	HSBC Holdings plc	2.251%	11/22/27	2,145	1,988
[8]	HSBC Holdings plc	4.041%	3/13/28	2,000	1,927
	HSBC Holdings plc	4.755%	6/9/28	3,020	2,971
	HSBC Holdings plc	5.210%	8/11/28	2,950	2,929
[8]	HSBC Holdings plc	2.013%	9/22/28	8,000	7,184
	HSBC Holdings plc	7.390%	11/3/28	850	899
	HSBC Holdings plc	6.161%	3/9/29	708	724
[8]	HSBC Holdings plc	4.583%	6/19/29	1,900	1,836
	HSBC Holdings plc	2.206%	8/17/29	2,000	1,758
	HSBC Holdings plc	4.950%	3/31/30	2,230	2,192
[8]	HSBC Holdings plc	3.973%	5/22/30	2,100	1,962
[8]	HSBC Holdings plc	2.848%	6/4/31	2,000	1,727
[8]	HSBC Holdings plc	2.357%	8/18/31	4,000	3,341
[8]	HSBC Holdings plc	7.625%	5/17/32	400	438
	HSBC Holdings plc	2.804%	5/24/32	2,500	2,093
	HSBC Holdings plc	2.871%	11/22/32	3,000	2,496
[8]	HSBC Holdings plc	7.350%	11/27/32	400	417
	HSBC Holdings plc	4.762%	3/29/33	1,375	1,270
	HSBC Holdings plc	5.402%	8/11/33	1,045	1,032
	HSBC Holdings plc	8.113%	11/3/33	1,250	1,413
	HSBC Holdings plc	6.254%	3/9/34	1,700	1,770

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	6.547%	6/20/34	800	826
	HSBC Holdings plc	7.399%	11/13/34	1,740	1,888
	HSBC Holdings plc	5.719%	3/4/35	1,000	1,005
[8]	HSBC Holdings plc	6.500%	5/2/36	1,785	1,846
	HSBC Holdings plc	6.500%	9/15/37	600	622
[8]	HSBC Holdings plc	6.500%	9/15/37	660	677
[8]	HSBC Holdings plc	6.800%	6/1/38	1,450	1,534
	HSBC Holdings plc	6.100%	1/14/42	1,200	1,276
	HSBC Holdings plc	6.332%	3/9/44	2,350	2,457
	HSBC Holdings plc	5.250%	3/14/44	1,700	1,576
	Huntington Bancshares Inc.	4.443%	8/4/28	525	509
	Huntington Bancshares Inc.	6.208%	8/21/29	840	857
	Huntington Bancshares Inc.	2.550%	2/4/30	1,125	962
	Huntington Bancshares Inc.	5.023%	5/17/33	500	473
	Huntington Bancshares Inc.	5.709%	2/2/35	995	980
[8]	Huntington National Bank	4.270%	11/25/26	450	426
	Huntington National Bank	4.552%	5/17/28	500	487
	Huntington National Bank	5.650%	1/10/30	500	500
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	450	429
	ING Groep NV	3.950%	3/29/27	1,300	1,256
	ING Groep NV	6.083%	9/11/27	1,900	1,920
	ING Groep NV	4.017%	3/28/28	700	675
	ING Groep NV	4.550%	10/2/28	1,000	974
	ING Groep NV	4.050%	4/9/29	610	579
	ING Groep NV	5.335%	3/19/30	2,000	1,992
	ING Groep NV	6.114%	9/11/34	1,600	1,649
	ING Groep NV	5.550%	3/19/35	1,300	1,285
	Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,076
	Intercontinental Exchange Inc.	3.100%	9/15/27	200	188
	Intercontinental Exchange Inc.	4.000%	9/15/27	500	484
	Intercontinental Exchange Inc.	3.750%	9/21/28	500	476
	Intercontinental Exchange Inc.	4.350%	6/15/29	300	290
	Intercontinental Exchange Inc.	2.100%	6/15/30	2,240	1,901
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,700	1,318
	Intercontinental Exchange Inc.	4.600%	3/15/33	300	286
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,500	1,041
	Intercontinental Exchange Inc.	4.250%	9/21/48	600	491
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,035	672
	Intercontinental Exchange Inc.	4.950%	6/15/52	825	751
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,700	1,017
	Intercontinental Exchange Inc.	5.200%	6/15/62	300	279
	Invesco Finance plc	3.750%	1/15/26	800	779
	Invesco Finance plc	5.375%	11/30/43	900	854
	Jackson Financial Inc.	3.125%	11/23/31	500	419
	Jackson Financial Inc.	4.000%	11/23/51	500	348
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	250	248
	Jefferies Financial Group Inc.	4.850%	1/15/27	600	592
	Jefferies Financial Group Inc.	5.875%	7/21/28	600	606
	Jefferies Financial Group Inc.	4.150%	1/23/30	1,100	1,022
	Jefferies Financial Group Inc.	2.750%	10/15/32	500	400
	Jefferies Financial Group Inc.	6.200%	4/14/34	1,250	1,267
	Jefferies Financial Group Inc.	6.250%	1/15/36	320	323
	Jefferies Financial Group Inc.	6.500%	1/20/43	350	365
	JPMorgan Chase & Co.	3.900%	7/15/25	2,194	2,161
	JPMorgan Chase & Co.	3.300%	4/1/26	2,550	2,469
	JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,083
	JPMorgan Chase & Co.	2.950%	10/1/26	5,652	5,384
	JPMorgan Chase & Co.	7.625%	10/15/26	3,000	3,161
	JPMorgan Chase & Co.	1.045%	11/19/26	4,000	3,758
	JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,607
[8]	JPMorgan Chase & Co.	3.960%	1/29/27	2,729	2,666
	JPMorgan Chase & Co.	1.040%	2/4/27	4,500	4,193
	JPMorgan Chase & Co.	1.578%	4/22/27	1,000	934
	JPMorgan Chase & Co.	1.470%	9/22/27	2,000	1,837
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	957
	JPMorgan Chase & Co.	5.040%	1/23/28	2,045	2,035
[8]	JPMorgan Chase & Co.	3.782%	2/1/28	3,521	3,392
	JPMorgan Chase & Co.	5.571%	4/22/28	1,675	1,689
	JPMorgan Chase & Co.	4.323%	4/26/28	1,500	1,463
[8]	JPMorgan Chase & Co.	3.540%	5/1/28	775	740

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	JPMorgan Chase & Co.	2.182%	6/1/28	4,950	4,544
	JPMorgan Chase & Co.	4.851%	7/25/28	1,650	1,632
[8]	JPMorgan Chase & Co.	3.509%	1/23/29	2,900	2,742
[8]	JPMorgan Chase & Co.	4.005%	4/23/29	1,700	1,627
	JPMorgan Chase & Co.	2.069%	6/1/29	2,000	1,779
[8]	JPMorgan Chase & Co.	4.203%	7/23/29	550	529
	JPMorgan Chase & Co.	5.299%	7/24/29	2,300	2,308
	JPMorgan Chase & Co.	6.087%	10/23/29	978	1,010
	JPMorgan Chase & Co.	5.012%	1/23/30	1,600	1,587
	JPMorgan Chase & Co.	5.581%	4/22/30	6,675	6,781
[8]	JPMorgan Chase & Co.	3.702%	5/6/30	1,600	1,495
	JPMorgan Chase & Co.	4.565%	6/14/30	1,350	1,311
[8]	JPMorgan Chase & Co.	2.739%	10/15/30	2,000	1,769
[8]	JPMorgan Chase & Co.	4.493%	3/24/31	5,675	5,472
[8]	JPMorgan Chase & Co.	2.956%	5/13/31	3,500	3,067
	JPMorgan Chase & Co.	1.764%	11/19/31	1,000	812
	JPMorgan Chase & Co.	1.953%	2/4/32	1,785	1,453
	JPMorgan Chase & Co.	2.580%	4/22/32	4,000	3,377
	JPMorgan Chase & Co.	2.545%	11/8/32	2,725	2,272
	JPMorgan Chase & Co.	2.963%	1/25/33	3,385	2,886
	JPMorgan Chase & Co.	4.586%	4/26/33	2,000	1,903
	JPMorgan Chase & Co.	4.912%	7/25/33	1,600	1,554
	JPMorgan Chase & Co.	5.350%	6/1/34	2,830	2,818
	JPMorgan Chase & Co.	6.254%	10/23/34	2,500	2,651
	JPMorgan Chase & Co.	5.336%	1/23/35	2,675	2,661
	JPMorgan Chase & Co.	5.766%	4/22/35	1,675	1,719
	JPMorgan Chase & Co.	6.400%	5/15/38	2,000	2,211
[8]	JPMorgan Chase & Co.	3.882%	7/24/38	3,225	2,767
	JPMorgan Chase & Co.	5.500%	10/15/40	1,375	1,381
[8]	JPMorgan Chase & Co.	3.109%	4/22/41	8,000	5,985
	JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,193
	JPMorgan Chase & Co.	3.157%	4/22/42	2,955	2,193
	JPMorgan Chase & Co.	5.625%	8/16/43	1,000	1,016
	JPMorgan Chase & Co.	4.950%	6/1/45	4,550	4,248
[8]	JPMorgan Chase & Co.	4.260%	2/22/48	525	440
[8]	JPMorgan Chase & Co.	3.964%	11/15/48	3,500	2,782
[8]	JPMorgan Chase & Co.	3.109%	4/22/51	3,275	2,232
	JPMorgan Chase & Co.	3.328%	4/22/52	3,300	2,327
	JPMorgan Chase Bank NA	5.110%	12/8/26	1,335	1,334
	Kemper Corp.	3.800%	2/23/32	500	428
[8]	KeyBank NA	4.150%	8/8/25	525	515
	KeyBank NA	4.700%	1/26/26	650	637
[8]	KeyBank NA	5.850%	11/15/27	1,300	1,295
[8]	KeyBank NA	4.390%	12/14/27	300	285
[8]	KeyBank NA	6.950%	2/1/28	250	257
[8]	KeyBank NA	4.900%	8/8/32	525	468
	KeyBank NA	5.000%	1/26/33	650	599
[8]	KeyCorp	4.150%	10/29/25	850	831
[8]	KeyCorp	2.250%	4/6/27	750	681
[8]	KeyCorp	4.100%	4/30/28	1,400	1,324
[8]	KeyCorp	2.550%	10/1/29	600	509
[8]	KeyCorp	4.789%	6/1/33	790	720
	KeyCorp	6.401%	3/6/35	825	837
	Lazard Group LLC	3.625%	3/1/27	1,350	1,292
	Lazard Group LLC	4.500%	9/19/28	425	410
	Lazard Group LLC	6.000%	3/15/31	500	505
	Legg Mason Inc.	4.750%	3/15/26	425	422
	Legg Mason Inc.	5.625%	1/15/44	450	437
	Lincoln National Corp.	3.625%	12/12/26	250	239
	Lincoln National Corp.	3.800%	3/1/28	850	812
	Lincoln National Corp.	6.300%	10/9/37	1,025	1,048
	Lincoln National Corp.	4.375%	6/15/50	500	381
	Lloyds Banking Group plc	4.582%	12/10/25	2,050	2,013
	Lloyds Banking Group plc	4.650%	3/24/26	1,000	981
	Lloyds Banking Group plc	4.716%	8/11/26	875	865
	Lloyds Banking Group plc	3.750%	1/11/27	1,329	1,278
	Lloyds Banking Group plc	5.985%	8/7/27	1,240	1,247
	Lloyds Banking Group plc	3.750%	3/18/28	700	669
	Lloyds Banking Group plc	4.375%	3/22/28	3,025	2,929
[8]	Lloyds Banking Group plc	3.574%	11/7/28	2,250	2,117

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lloyds Banking Group plc	5.871%	3/6/29	1,400	1,419
	Lloyds Banking Group plc	5.721%	6/5/30	700	706
	Lloyds Banking Group plc	7.953%	11/15/33	2,575	2,892
	Lloyds Banking Group plc	5.679%	1/5/35	2,250	2,240
	Lloyds Banking Group plc	3.369%	12/14/46	520	362
	Lloyds Banking Group plc	4.344%	1/9/48	850	663
	Loews Corp.	3.750%	4/1/26	695	677
	Loews Corp.	3.200%	5/15/30	500	453
	Loews Corp.	6.000%	2/1/35	250	263
	Loews Corp.	4.125%	5/15/43	275	229
	LPL Holdings Inc.	5.700%	5/20/27	500	502
	LPL Holdings Inc.	6.750%	11/17/28	600	630
	LPL Holdings Inc.	6.000%	5/20/34	500	499
	M&T Bank Corp.	4.553%	8/16/28	500	479
	M&T Bank Corp.	7.413%	10/30/29	1,500	1,578
	M&T Bank Corp.	6.082%	3/13/32	415	414
	M&T Bank Corp.	5.053%	1/27/34	880	814
	Main Street Capital Corp.	3.000%	7/14/26	458	429
	Main Street Capital Corp.	6.500%	6/4/27	500	500
	Main Street Capital Corp.	6.950%	3/1/29	450	455
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	500	497
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	1,145	1,124
[8]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	233
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	2,523	2,431
	Manulife Financial Corp.	4.150%	3/4/26	575	563
	Manulife Financial Corp.	2.484%	5/19/27	1,130	1,047
[8]	Manulife Financial Corp.	4.061%	2/24/32	760	728
	Manulife Financial Corp.	5.375%	3/4/46	850	819
	Markel Group Inc.	3.500%	11/1/27	200	190
	Markel Group Inc.	3.350%	9/17/29	250	229
	Markel Group Inc.	5.000%	4/5/46	1,100	972
	Markel Group Inc.	4.300%	11/1/47	200	160
	Markel Group Inc.	5.000%	5/20/49	200	177
	Markel Group Inc.	3.450%	5/7/52	500	336
	Markel Group Inc.	6.000%	5/16/54	500	495
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	366
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	875	855
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	665	567
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	250	208
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,103
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	400	407
	Marsh & McLennan Cos. Inc.	5.150%	3/15/34	400	399
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	400	372
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	169
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,600	1,434
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	200	125
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	500	541
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	265	258
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	800	808
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	364	354
	Mastercard Inc.	2.950%	11/21/26	510	487
	Mastercard Inc.	3.300%	3/26/27	2,550	2,448
	Mastercard Inc.	3.500%	2/26/28	450	431
	Mastercard Inc.	4.875%	3/9/28	500	503
	Mastercard Inc.	2.950%	6/1/29	500	460
	Mastercard Inc.	3.350%	3/26/30	1,250	1,157
	Mastercard Inc.	1.900%	3/15/31	1,550	1,293
	Mastercard Inc.	2.000%	11/18/31	700	575
	Mastercard Inc.	4.875%	5/9/34	500	494
	Mastercard Inc.	3.800%	11/21/46	350	278
	Mastercard Inc.	3.950%	2/26/48	550	446
	Mastercard Inc.	3.650%	6/1/49	835	638
	Mastercard Inc.	3.850%	3/26/50	1,400	1,104
	Mastercard Inc.	2.950%	3/15/51	500	331
	Mercury General Corp.	4.400%	3/15/27	315	304
	MetLife Inc.	3.600%	11/13/25	561	549
	MetLife Inc.	4.550%	3/23/30	956	939
	MetLife Inc.	6.500%	12/15/32	250	272
	MetLife Inc.	5.375%	7/15/33	1,103	1,113
	MetLife Inc.	6.375%	6/15/34	505	544

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MetLife Inc.	5.300%	12/15/34	420	419
	MetLife Inc.	5.700%	6/15/35	425	436
[8]	MetLife Inc.	6.400%	12/15/36	1,505	1,524
	MetLife Inc.	5.875%	2/6/41	645	660
	MetLife Inc.	4.875%	11/13/43	1,396	1,271
	MetLife Inc.	4.721%	12/15/44	150	132
	MetLife Inc.	4.050%	3/1/45	1,000	803
	MetLife Inc.	5.000%	7/15/52	1,600	1,458
	MetLife Inc.	5.250%	1/15/54	630	598
	MGIC Investment Corp.	5.250%	8/15/28	150	146
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	500	479
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	235	229
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	663
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,184
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	500	463
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	948
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,625	2,526
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	675	653
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	625	621
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	2,500	2,412
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	1,000	1,001
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	1,290	1,219
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	825	752
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	1,175	1,024
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	750	748
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	1,000	835
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	2,500	2,055
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	300	280
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	625	616
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	3,102	3,116
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	1,350	1,344
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	180
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,600	2,172
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	240
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,000	1,848
	Mizuho Financial Group Inc.	1.554%	7/9/27	675	625
	Mizuho Financial Group Inc.	4.018%	3/5/28	400	385
	Mizuho Financial Group Inc.	5.778%	7/6/29	1,025	1,039
[8]	Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	958
[8]	Mizuho Financial Group Inc.	3.153%	7/16/30	2,400	2,161
[8]	Mizuho Financial Group Inc.	2.591%	5/25/31	1,000	855
	Mizuho Financial Group Inc.	2.564%	9/13/31	1,000	813
	Mizuho Financial Group Inc.	2.172%	5/22/32	1,500	1,214
	Mizuho Financial Group Inc.	5.754%	5/27/34	1,200	1,217
	Mizuho Financial Group Inc.	5.748%	7/6/34	2,140	2,170
	Mizuho Financial Group Inc.	5.579%	5/26/35	1,000	995
[8]	Morgan Stanley	4.000%	7/23/25	4,164	4,102
	Morgan Stanley	5.000%	11/24/25	1,100	1,092
[8]	Morgan Stanley	3.875%	1/27/26	1,800	1,760
[8]	Morgan Stanley	3.125%	7/27/26	3,150	3,012
[8]	Morgan Stanley	6.250%	8/9/26	1,294	1,317
[8]	Morgan Stanley	4.350%	9/8/26	6,479	6,336
	Morgan Stanley	6.138%	10/16/26	1,000	1,007
	Morgan Stanley	0.985%	12/10/26	3,600	3,368
	Morgan Stanley	3.625%	1/20/27	2,135	2,058
	Morgan Stanley	3.950%	4/23/27	745	720
	Morgan Stanley	1.593%	5/4/27	5,398	5,032
[8]	Morgan Stanley	1.512%	7/20/27	1,500	1,387
	Morgan Stanley	2.475%	1/21/28	500	466
[8]	Morgan Stanley	5.652%	4/13/28	1,050	1,060
	Morgan Stanley	4.210%	4/20/28	1,375	1,337
[8]	Morgan Stanley	3.591%	7/22/28	3,040	2,891
	Morgan Stanley	6.296%	10/18/28	2,200	2,268
[8]	Morgan Stanley	3.772%	1/24/29	2,850	2,713
	Morgan Stanley	5.123%	2/1/29	1,700	1,693
[8]	Morgan Stanley	5.164%	4/20/29	2,600	2,591
	Morgan Stanley	5.449%	7/20/29	2,125	2,138
	Morgan Stanley	6.407%	11/1/29	1,625	1,695
	Morgan Stanley	5.173%	1/16/30	2,050	2,044
[8]	Morgan Stanley	4.431%	1/23/30	300	290

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.656%	4/18/30	1,050	1,068
[8]	Morgan Stanley	2.699%	1/22/31	775	679
[8]	Morgan Stanley	3.622%	4/1/31	8,000	7,337
[8]	Morgan Stanley	1.794%	2/13/32	2,000	1,607
	Morgan Stanley	7.250%	4/1/32	705	800
[8]	Morgan Stanley	1.928%	4/28/32	2,200	1,768
[8]	Morgan Stanley	2.239%	7/21/32	3,500	2,863
[8]	Morgan Stanley	2.511%	10/20/32	2,000	1,655
	Morgan Stanley	2.943%	1/21/33	500	425
	Morgan Stanley	6.342%	10/18/33	2,500	2,654
[8]	Morgan Stanley	5.250%	4/21/34	2,050	2,019
[8]	Morgan Stanley	5.424%	7/21/34	2,500	2,487
	Morgan Stanley	6.627%	11/1/34	1,625	1,755
	Morgan Stanley	5.466%	1/18/35	2,453	2,447
	Morgan Stanley	5.831%	4/19/35	1,050	1,078
	Morgan Stanley	2.484%	9/16/36	2,700	2,137
	Morgan Stanley	5.297%	4/20/37	1,625	1,556
	Morgan Stanley	5.948%	1/19/38	840	835
[8]	Morgan Stanley	3.971%	7/22/38	2,100	1,778
	Morgan Stanley	5.942%	2/7/39	1,975	1,956
	Morgan Stanley	3.217%	4/22/42	1,375	1,031
	Morgan Stanley	6.375%	7/24/42	2,400	2,638
	Morgan Stanley	4.300%	1/27/45	2,850	2,425
[8]	Morgan Stanley	4.375%	1/22/47	1,950	1,669
[8]	Morgan Stanley	5.597%	3/24/51	2,700	2,731
[8]	Morgan Stanley	2.802%	1/25/52	2,780	1,749
	Morgan Stanley Bank NA	5.479%	7/16/25	1,625	1,628
[8]	Morgan Stanley Bank NA	4.754%	4/21/26	1,365	1,353
[8]	Morgan Stanley Bank NA	5.882%	10/30/26	1,225	1,240
[8]	Morgan Stanley Bank NA	4.952%	1/14/28	800	794
[8]	Morgan Stanley Bank NA	5.504%	5/26/28	2,100	2,115
[11]	Morgan Stanley Direct Lending Fund	6.150%	5/17/29	500	489
	Nasdaq Inc.	3.850%	6/30/26	675	657
	Nasdaq Inc.	5.350%	6/28/28	1,000	1,008
	Nasdaq Inc.	1.650%	1/15/31	500	401
	Nasdaq Inc.	5.550%	2/15/34	1,000	1,002
	Nasdaq Inc.	2.500%	12/21/40	1,000	654
	Nasdaq Inc.	3.250%	4/28/50	165	110
	Nasdaq Inc.	3.950%	3/7/52	500	371
	Nasdaq Inc.	5.950%	8/15/53	1,000	1,011
	Nasdaq Inc.	6.100%	6/28/63	1,000	1,014
	National Australia Bank Ltd.	4.750%	12/10/25	600	596
	National Australia Bank Ltd.	3.375%	1/14/26	150	146
[8]	National Australia Bank Ltd.	2.500%	7/12/26	1,788	1,698
	National Australia Bank Ltd.	5.087%	6/11/27	525	526
	National Australia Bank Ltd.	4.944%	1/12/28	850	850
	National Australia Bank Ltd.	4.900%	6/13/28	1,500	1,498
	National Australia Bank Ltd.	4.787%	1/10/29	600	596
	National Bank of Canada	5.600%	12/18/28	800	808
[8]	Nationwide Financial Services Inc.	6.750%	5/15/37	50	51
	NatWest Group plc	4.800%	4/5/26	225	222
	NatWest Group plc	7.472%	11/10/26	2,175	2,223
	NatWest Group plc	5.847%	3/2/27	650	652
	NatWest Group plc	5.583%	3/1/28	500	501
[8]	NatWest Group plc	3.073%	5/22/28	2,450	2,292
	NatWest Group plc	5.516%	9/30/28	900	900
[8]	NatWest Group plc	4.892%	5/18/29	2,000	1,956
	NatWest Group plc	5.808%	9/13/29	800	810
[8]	NatWest Group plc	5.076%	1/27/30	3,140	3,086
[8]	NatWest Group plc	4.445%	5/8/30	175	167
	NatWest Group plc	6.016%	3/2/34	650	665
	NatWest Group plc	6.475%	6/1/34	600	610
	NatWest Group plc	5.778%	3/1/35	1,250	1,255
[8]	NatWest Group plc	3.032%	11/28/35	1,200	1,005
	NMI Holdings Inc.	6.000%	8/15/29	123	122
	Nomura Holdings Inc.	1.851%	7/16/25	2,600	2,498
	Nomura Holdings Inc.	2.329%	1/22/27	1,000	924
[6]	Nomura Holdings Inc.	5.594%	7/2/27	200	200
	Nomura Holdings Inc.	2.172%	7/14/28	2,800	2,472
	Nomura Holdings Inc.	2.710%	1/22/29	1,350	1,199

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nomura Holdings Inc.	5.605%	7/6/29	900	904
	Nomura Holdings Inc.	3.103%	1/16/30	1,610	1,422
	Nomura Holdings Inc.	2.679%	7/16/30	750	637
	Nomura Holdings Inc.	2.608%	7/14/31	825	679
[6]	Nomura Holdings Inc.	5.783%	7/3/34	400	398
	Northern Trust Corp.	3.950%	10/30/25	600	588
	Northern Trust Corp.	4.000%	5/10/27	925	903
	Northern Trust Corp.	3.650%	8/3/28	325	311
	Northern Trust Corp.	3.150%	5/3/29	500	462
[8]	Northern Trust Corp.	3.375%	5/8/32	275	260
	Northern Trust Corp.	6.125%	11/2/32	810	850
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	500	454
	Oaktree Specialty Lending Corp.	7.100%	2/15/29	450	455
[11]	Oaktree Strategic Credit Fund	8.400%	11/14/28	450	475
	Old Republic International Corp.	3.875%	8/26/26	425	411
	Old Republic International Corp.	5.750%	3/28/34	300	298
	Old Republic International Corp.	3.850%	6/11/51	500	353
	ORIX Corp.	3.700%	7/18/27	650	622
	ORIX Corp.	2.250%	3/9/31	1,000	836
	PartnerRe Finance B LLC	3.700%	7/2/29	390	364
	PartnerRe Finance B LLC	4.500%	10/1/50	500	454
[8]	PNC Bank NA	4.200%	11/1/25	825	809
[8]	PNC Bank NA	3.100%	10/25/27	250	234
[8]	PNC Bank NA	3.250%	1/22/28	600	561
[8]	PNC Bank NA	4.050%	7/26/28	1,000	950
[8]	PNC Bank NA	2.700%	10/22/29	300	262
	PNC Financial Services Group Inc.	5.812%	6/12/26	800	801
	PNC Financial Services Group Inc.	2.600%	7/23/26	831	787
	PNC Financial Services Group Inc.	4.758%	1/26/27	850	840
	PNC Financial Services Group Inc.	3.150%	5/19/27	4,021	3,817
	PNC Financial Services Group Inc.	6.615%	10/20/27	800	819
	PNC Financial Services Group Inc.	5.300%	1/21/28	800	799
	PNC Financial Services Group Inc.	3.450%	4/23/29	2,880	2,671
	PNC Financial Services Group Inc.	5.582%	6/12/29	800	809
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,350	1,184
	PNC Financial Services Group Inc.	5.492%	5/14/30	1,050	1,056
	PNC Financial Services Group Inc.	2.307%	4/23/32	1,250	1,034
	PNC Financial Services Group Inc.	4.626%	6/6/33	675	626
	PNC Financial Services Group Inc.	6.037%	10/28/33	1,225	1,263
	PNC Financial Services Group Inc.	5.068%	1/24/34	1,150	1,111
	PNC Financial Services Group Inc.	5.939%	8/18/34	915	938
	PNC Financial Services Group Inc.	6.875%	10/20/34	2,000	2,179
	PNC Financial Services Group Inc.	5.676%	1/22/35	2,650	2,664
	Primerica Inc.	2.800%	11/19/31	500	418
	Principal Financial Group Inc.	3.100%	11/15/26	300	285
	Principal Financial Group Inc.	3.700%	5/15/29	500	466
	Principal Financial Group Inc.	2.125%	6/15/30	100	84
	Principal Financial Group Inc.	5.375%	3/15/33	500	499
	Principal Financial Group Inc.	4.625%	9/15/42	500	443
	Principal Financial Group Inc.	4.350%	5/15/43	340	289
	Principal Financial Group Inc.	4.300%	11/15/46	265	220
	Principal Financial Group Inc.	5.500%	3/15/53	500	480
	Progressive Corp.	2.450%	1/15/27	1,602	1,503
	Progressive Corp.	4.000%	3/1/29	409	392
	Progressive Corp.	6.625%	3/1/29	150	160
	Progressive Corp.	3.000%	3/15/32	1,250	1,085
	Progressive Corp.	4.950%	6/15/33	450	445
	Progressive Corp.	3.700%	1/26/45	250	195
	Progressive Corp.	4.125%	4/15/47	385	315
	Progressive Corp.	4.200%	3/15/48	465	382
	Progressive Corp.	3.950%	3/26/50	870	684
	Progressive Corp.	3.700%	3/15/52	500	373
	Prospect Capital Corp.	3.364%	11/15/26	625	574
	Prospect Capital Corp.	3.437%	10/15/28	550	470
[8]	Prudential Financial Inc.	5.750%	7/15/33	345	360
[8]	Prudential Financial Inc.	5.700%	12/14/36	805	824
[8]	Prudential Financial Inc.	6.625%	12/1/37	300	334
[8]	Prudential Financial Inc.	6.625%	6/21/40	250	275
[8]	Prudential Financial Inc.	5.100%	8/15/43	225	202
[8]	Prudential Financial Inc.	4.600%	5/15/44	1,100	960

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Prudential Financial Inc.	5.375%	5/15/45	346	342
	Prudential Financial Inc.	3.905%	12/7/47	1,882	1,447
[8]	Prudential Financial Inc.	5.700%	9/15/48	1,150	1,127
	Prudential Financial Inc.	3.935%	12/7/49	1,415	1,073
[8]	Prudential Financial Inc.	4.350%	2/25/50	935	761
[8]	Prudential Financial Inc.	3.700%	10/1/50	700	609
	Prudential Financial Inc.	5.125%	3/1/52	750	696
	Prudential Financial Inc.	6.000%	9/1/52	450	444
	Prudential Financial Inc.	6.750%	3/1/53	500	512
	Prudential Financial Inc.	6.500%	3/15/54	1,225	1,239
	Prudential Funding Asia plc	3.125%	4/14/30	740	663
	Prudential Funding Asia plc	3.625%	3/24/32	500	447
	Radian Group Inc.	6.200%	5/15/29	651	658
	Raymond James Financial Inc.	4.650%	4/1/30	250	244
	Raymond James Financial Inc.	4.950%	7/15/46	875	787
	Raymond James Financial Inc.	3.750%	4/1/51	500	368
[8]	Regions Bank	6.450%	6/26/37	500	510
	Regions Financial Corp.	1.800%	8/12/28	500	432
	Regions Financial Corp.	5.722%	6/6/30	850	849
	Regions Financial Corp.	7.375%	12/10/37	500	540
	Reinsurance Group of America Inc.	3.950%	9/15/26	328	318
	Reinsurance Group of America Inc.	3.900%	5/15/29	500	469
	Reinsurance Group of America Inc.	6.000%	9/15/33	575	586
	Reinsurance Group of America Inc.	5.750%	9/15/34	500	498
	RenaissanceRe Finance Inc.	3.450%	7/1/27	225	213
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	400	369
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	606	607
[8]	Royal Bank of Canada	4.875%	1/12/26	850	844
[8]	Royal Bank of Canada	0.875%	1/20/26	1,400	1,310
[8]	Royal Bank of Canada	4.650%	1/27/26	1,865	1,839
	Royal Bank of Canada	1.200%	4/27/26	1,675	1,556
[8]	Royal Bank of Canada	1.150%	7/14/26	600	553
[8]	Royal Bank of Canada	1.400%	11/2/26	500	458
[8]	Royal Bank of Canada	4.875%	1/19/27	600	596
[8]	Royal Bank of Canada	2.050%	1/21/27	350	325
	Royal Bank of Canada	3.625%	5/4/27	925	888
[8]	Royal Bank of Canada	4.240%	8/3/27	675	657
[8]	Royal Bank of Canada	6.000%	11/1/27	875	897
[8]	Royal Bank of Canada	4.900%	1/12/28	850	844
[8]	Royal Bank of Canada	4.950%	2/1/29	600	597
[8]	Royal Bank of Canada	2.300%	11/3/31	3,650	3,022
	Royal Bank of Canada	3.875%	5/4/32	925	847
[8]	Royal Bank of Canada	5.000%	2/1/33	1,785	1,759
[8]	Royal Bank of Canada	5.000%	5/2/33	825	813
[8]	Royal Bank of Canada	5.150%	2/1/34	600	596
	Santander Holdings USA Inc.	4.500%	7/17/25	867	855
	Santander Holdings USA Inc.	3.244%	10/5/26	4,867	4,612
	Santander Holdings USA Inc.	2.490%	1/6/28	925	852
	Santander Holdings USA Inc.	6.499%	3/9/29	650	662
	Santander Holdings USA Inc.	6.174%	1/9/30	600	605
	Santander Holdings USA Inc.	7.660%	11/9/31	500	542
[8]	Santander UK Group Holdings plc	1.532%	8/21/26	3,000	2,855
[8]	Santander UK Group Holdings plc	3.823%	11/3/28	500	472
	Santander UK Group Holdings plc	6.534%	1/10/29	1,100	1,129
	Santander UK Group Holdings plc	2.896%	3/15/32	500	421
	Selective Insurance Group Inc.	5.375%	3/1/49	240	226
	SiriusPoint Ltd.	7.000%	4/5/29	176	178
[11]	Sixth Street Lending Partners	6.500%	3/11/29	625	619
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	540	533
[11]	Societe Generale SA	3.000%	1/22/30	1,000	861
	State Street Corp.	3.550%	8/18/25	635	623
	State Street Corp.	5.104%	5/18/26	2,850	2,838
	State Street Corp.	2.650%	5/19/26	4,500	4,298
	State Street Corp.	5.272%	8/3/26	1,000	1,002
	State Street Corp.	5.751%	11/4/26	500	502
	State Street Corp.	4.993%	3/18/27	825	824
	State Street Corp.	5.820%	11/4/28	500	510
	State Street Corp.	5.684%	11/21/29	800	818
[8]	State Street Corp.	4.141%	12/3/29	800	770
	State Street Corp.	2.400%	1/24/30	625	550

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Street Corp.	2.200%	3/3/31	500	419
	State Street Corp.	4.821%	1/26/34	610	589
	State Street Corp.	5.159%	5/18/34	1,000	989
[8]	State Street Corp.	3.031%	11/1/34	550	488
	State Street Corp.	6.123%	11/21/34	500	519
	Stewart Information Services Corp.	3.600%	11/15/31	375	310
	Stifel Financial Corp.	4.000%	5/15/30	100	92
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,250	1,200
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	829	775
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	530	535
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,200	1,137
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,000	918
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	617
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	1,000	958
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	525	487
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,600	2,466
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	500	505
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,700	1,610
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	3,650	3,493
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	3,000	2,628
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,250	3,170
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	1,000	902
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	1,100	997
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	400	354
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,175	1,031
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	1,300	1,087
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	750	601
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	1,000	813
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	1,380	1,418
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	2,600	2,675
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	600	400
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	814	888
	Synchrony Financial	4.500%	7/23/25	1,298	1,276
	Synchrony Financial	3.700%	8/4/26	500	477
	Synchrony Financial	3.950%	12/1/27	1,125	1,052
	Synovus Bank	5.625%	2/15/28	1,050	1,018
[8]	Toronto-Dominion Bank	0.750%	1/6/26	900	841
	Toronto-Dominion Bank	5.103%	1/9/26	850	847
[8]	Toronto-Dominion Bank	5.532%	7/17/26	1,000	1,003
[8]	Toronto-Dominion Bank	1.250%	9/10/26	600	550
[8]	Toronto-Dominion Bank	1.950%	1/12/27	500	464
[8]	Toronto-Dominion Bank	2.800%	3/10/27	1,250	1,174
[8]	Toronto-Dominion Bank	4.980%	4/5/27	675	672
	Toronto-Dominion Bank	4.108%	6/8/27	2,050	1,989
	Toronto-Dominion Bank	5.156%	1/10/28	1,085	1,084
[8]	Toronto-Dominion Bank	5.523%	7/17/28	1,000	1,012
[8]	Toronto-Dominion Bank	4.994%	4/5/29	675	669
[8]	Toronto-Dominion Bank	2.000%	9/10/31	600	488
[8]	Toronto-Dominion Bank	3.625%	9/15/31	500	476
[8]	Toronto-Dominion Bank	2.450%	1/12/32	500	412
[8]	Toronto-Dominion Bank	3.200%	3/10/32	2,250	1,947
	Toronto-Dominion Bank	4.456%	6/8/32	2,050	1,932
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	785
	Travelers Cos. Inc.	6.750%	6/20/36	475	533
[8]	Travelers Cos. Inc.	6.250%	6/15/37	1,060	1,144
	Travelers Cos. Inc.	5.350%	11/1/40	530	522
	Travelers Cos. Inc.	4.600%	8/1/43	500	450
	Travelers Cos. Inc.	4.300%	8/25/45	250	212
	Travelers Cos. Inc.	4.000%	5/30/47	1,050	847
	Travelers Cos. Inc.	4.050%	3/7/48	250	203
	Travelers Cos. Inc.	2.550%	4/27/50	500	304
	Travelers Property Casualty Corp.	6.375%	3/15/33	113	124
	Trinity Acquisition plc	4.400%	3/15/26	450	442
[8]	Truist Bank	3.625%	9/16/25	2,600	2,532
[8]	Truist Bank	3.300%	5/15/26	1,216	1,165
[8]	Truist Bank	3.800%	10/30/26	400	385
[8]	Truist Bank	2.250%	3/11/30	800	667
[8]	Truist Financial Corp.	1.200%	8/5/25	500	476
[8]	Truist Financial Corp.	1.267%	3/2/27	2,000	1,859
[8]	Truist Financial Corp.	6.047%	6/8/27	1,200	1,208

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Truist Financial Corp.	1.125%	8/3/27	2,750	2,426
[8]	Truist Financial Corp.	4.873%	1/26/29	1,800	1,766
[8]	Truist Financial Corp.	3.875%	3/19/29	600	560
[8]	Truist Financial Corp.	1.887%	6/7/29	675	591
[8]	Truist Financial Corp.	7.161%	10/30/29	950	1,009
[8]	Truist Financial Corp.	5.435%	1/24/30	1,225	1,221
[8]	Truist Financial Corp.	1.950%	6/5/30	300	248
[8]	Truist Financial Corp.	4.916%	7/28/33	800	741
[8]	Truist Financial Corp.	6.123%	10/28/33	300	307
[8]	Truist Financial Corp.	5.122%	1/26/34	2,125	2,034
[8]	Truist Financial Corp.	5.867%	6/8/34	1,100	1,109
[8]	Truist Financial Corp.	5.711%	1/24/35	1,475	1,469
	UBS AG	5.800%	9/11/25	800	803
	UBS AG	1.250%	6/1/26	1,100	1,018
	UBS AG	1.250%	8/7/26	1,165	1,070
	UBS AG	5.000%	7/9/27	1,000	992
	UBS AG	7.500%	2/15/28	3,088	3,304
	UBS AG	5.650%	9/11/28	1,100	1,120
	UBS AG	4.500%	6/26/48	850	745
	UBS Group AG	4.550%	4/17/26	1,690	1,661
[11]	UBS Group AG	4.194%	4/1/31	1,000	933
	UBS Group AG	4.875%	5/15/45	1,680	1,508
	Unum Group	4.000%	6/15/29	210	198
	Unum Group	5.750%	8/15/42	400	385
	Unum Group	4.500%	12/15/49	500	389
	Unum Group	4.125%	6/15/51	500	367
	Unum Group	6.000%	6/15/54	265	254
[8]	US Bancorp	3.950%	11/17/25	150	147
[8]	US Bancorp	3.100%	4/27/26	2,257	2,164
[8]	US Bancorp	2.375%	7/22/26	125	118
	US Bancorp	5.727%	10/21/26	1,525	1,528
[8]	US Bancorp	3.150%	4/27/27	3,314	3,153
	US Bancorp	6.787%	10/26/27	800	824
[8]	US Bancorp	2.215%	1/27/28	800	740
[8]	US Bancorp	3.900%	4/26/28	525	503
[8]	US Bancorp	4.548%	7/22/28	1,510	1,476
	US Bancorp	5.775%	6/12/29	1,225	1,244
[8]	US Bancorp	3.000%	7/30/29	1,775	1,588
	US Bancorp	5.384%	1/23/30	2,550	2,556
[8]	US Bancorp	2.677%	1/27/33	500	413
[8]	US Bancorp	4.967%	7/22/33	1,130	1,071
	US Bancorp	5.850%	10/21/33	1,525	1,549
	US Bancorp	4.839%	2/1/34	1,920	1,819
	US Bancorp	5.836%	6/12/34	2,025	2,053
	US Bancorp	5.678%	1/23/35	2,700	2,713
	US Bancorp	2.491%	11/3/36	980	772
	Visa Inc.	3.150%	12/14/25	4,000	3,891
	Visa Inc.	1.900%	4/15/27	1,200	1,107
	Visa Inc.	0.750%	8/15/27	500	443
	Visa Inc.	2.750%	9/15/27	896	842
	Visa Inc.	2.050%	4/15/30	975	838
	Visa Inc.	1.100%	2/15/31	800	637
	Visa Inc.	4.150%	12/14/35	1,250	1,166
	Visa Inc.	2.700%	4/15/40	1,450	1,057
	Visa Inc.	4.300%	12/14/45	2,580	2,237
	Visa Inc.	3.650%	9/15/47	655	508
	Visa Inc.	2.000%	8/15/50	1,500	843
	Voya Financial Inc.	3.650%	6/15/26	750	724
	Voya Financial Inc.	5.700%	7/15/43	650	628
	Voya Financial Inc.	4.800%	6/15/46	125	106
	W R Berkley Corp.	4.750%	8/1/44	290	257
	W R Berkley Corp.	3.550%	3/30/52	1,000	690
	W R Berkley Corp.	3.150%	9/30/61	500	298
	Wachovia Corp.	7.500%	4/15/35	150	171
	Wachovia Corp.	5.500%	8/1/35	325	320
	Wachovia Corp.	6.550%	10/15/35	100	106
	Webster Financial Corp.	4.100%	3/25/29	245	227
[8]	Wells Fargo & Co.	3.550%	9/29/25	1,149	1,122
	Wells Fargo & Co.	3.000%	4/22/26	4,025	3,860
[8]	Wells Fargo & Co.	4.100%	6/3/26	7,151	6,969

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Wells Fargo & Co.	4.540%	8/15/26	1,300	1,284
	Wells Fargo & Co.	3.000%	10/23/26	2,275	2,161
[8]	Wells Fargo & Co.	4.300%	7/22/27	1,500	1,461
[8]	Wells Fargo & Co.	3.526%	3/24/28	1,500	1,430
[8]	Wells Fargo & Co.	5.707%	4/22/28	2,525	2,548
[8]	Wells Fargo & Co.	3.584%	5/22/28	1,048	998
[8]	Wells Fargo & Co.	2.393%	6/2/28	1,500	1,382
[8]	Wells Fargo & Co.	4.808%	7/25/28	4,205	4,144
[8]	Wells Fargo & Co.	4.150%	1/24/29	200	192
[8]	Wells Fargo & Co.	5.574%	7/25/29	2,000	2,019
	Wells Fargo & Co.	6.303%	10/23/29	2,195	2,277
[8]	Wells Fargo & Co.	2.879%	10/30/30	8,000	7,093
[8]	Wells Fargo & Co.	4.478%	4/4/31	5,210	4,991
[8]	Wells Fargo & Co.	4.897%	7/25/33	6,700	6,450
	Wells Fargo & Co.	5.389%	4/24/34	4,419	4,371
[8]	Wells Fargo & Co.	5.557%	7/25/34	5,000	4,999
	Wells Fargo & Co.	6.491%	10/23/34	1,750	1,867
	Wells Fargo & Co.	5.499%	1/23/35	2,420	2,414
[8]	Wells Fargo & Co.	5.950%	12/15/36	225	224
[8]	Wells Fargo & Co.	3.068%	4/30/41	6,000	4,401
	Wells Fargo & Co.	5.606%	1/15/44	1,900	1,824
[8]	Wells Fargo & Co.	4.650%	11/4/44	2,175	1,837
	Wells Fargo & Co.	3.900%	5/1/45	650	513
[8]	Wells Fargo & Co.	4.900%	11/17/45	2,300	2,002
[8]	Wells Fargo & Co.	4.400%	6/14/46	1,375	1,110
[8]	Wells Fargo & Co.	4.750%	12/7/46	2,175	1,841
[8]	Wells Fargo & Co.	5.013%	4/4/51	4,500	4,102
[8]	Wells Fargo & Co.	4.611%	4/25/53	1,850	1,583
[8]	Wells Fargo Bank NA	5.550%	8/1/25	1,425	1,427
	Wells Fargo Bank NA	4.811%	1/15/26	800	795
[8]	Wells Fargo Bank NA	5.450%	8/7/26	1,425	1,429
	Wells Fargo Bank NA	5.254%	12/11/26	2,000	2,001
	Wells Fargo Bank NA	5.950%	8/26/36	550	570
[8]	Wells Fargo Bank NA	5.850%	2/1/37	425	436
[8]	Wells Fargo Bank NA	6.600%	1/15/38	605	664
	Western Union Co.	1.350%	3/15/26	500	466
	Western Union Co.	2.750%	3/15/31	500	416
	Western Union Co.	6.200%	11/17/36	410	416
	Westpac Banking Corp.	5.512%	11/17/25	800	804
	Westpac Banking Corp.	5.200%	4/16/26	625	625
	Westpac Banking Corp.	2.850%	5/13/26	450	432
	Westpac Banking Corp.	2.700%	8/19/26	5,650	5,377
	Westpac Banking Corp.	3.350%	3/8/27	800	767
	Westpac Banking Corp.	5.535%	11/17/28	800	818
	Westpac Banking Corp.	1.953%	11/20/28	900	795
	Westpac Banking Corp.	5.050%	4/16/29	625	627
	Westpac Banking Corp.	2.650%	1/16/30	1,620	1,443
	Westpac Banking Corp.	5.405%	8/10/33	875	855
	Westpac Banking Corp.	6.820%	11/17/33	600	645
	Westpac Banking Corp.	4.110%	7/24/34	1,750	1,617
	Westpac Banking Corp.	2.668%	11/15/35	2,050	1,693
	Westpac Banking Corp.	3.020%	11/18/36	2,000	1,642
	Westpac Banking Corp.	2.963%	11/16/40	1,000	696
	Willis North America Inc.	4.500%	9/15/28	1,500	1,457
	Willis North America Inc.	2.950%	9/15/29	660	591
	Willis North America Inc.	5.350%	5/15/33	300	294
	Willis North America Inc.	5.050%	9/15/48	200	174
	Willis North America Inc.	3.875%	9/15/49	625	450
	Willis North America Inc.	5.900%	3/5/54	625	607
	XL Group Ltd.	5.250%	12/15/43	100	93
	Zions Bancorp NA	3.250%	10/29/29	250	209
					1,614,338
Health Care (1.1%)
	Abbott Laboratories	3.875%	9/15/25	1,539	1,518
	Abbott Laboratories	3.750%	11/30/26	502	490
	Abbott Laboratories	1.150%	1/30/28	1,850	1,640
	Abbott Laboratories	1.400%	6/30/30	400	332
	Abbott Laboratories	4.750%	11/30/36	700	679
	Abbott Laboratories	6.150%	11/30/37	425	464

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Abbott Laboratories	6.000%	4/1/39	250	271
	Abbott Laboratories	5.300%	5/27/40	310	312
	Abbott Laboratories	4.750%	4/15/43	500	469
	Abbott Laboratories	4.900%	11/30/46	2,615	2,463
	AbbVie Inc.	3.200%	5/14/26	2,321	2,242
	AbbVie Inc.	2.950%	11/21/26	4,390	4,183
	AbbVie Inc.	4.800%	3/15/27	2,500	2,489
	AbbVie Inc.	4.250%	11/14/28	1,475	1,440
	AbbVie Inc.	4.800%	3/15/29	2,350	2,336
	AbbVie Inc.	3.200%	11/21/29	4,500	4,130
	AbbVie Inc.	4.950%	3/15/31	1,850	1,845
	AbbVie Inc.	5.050%	3/15/34	2,500	2,492
	AbbVie Inc.	4.550%	3/15/35	1,450	1,375
	AbbVie Inc.	4.500%	5/14/35	2,105	1,985
	AbbVie Inc.	4.300%	5/14/36	375	345
	AbbVie Inc.	4.050%	11/21/39	3,977	3,451
	AbbVie Inc.	4.625%	10/1/42	430	387
	AbbVie Inc.	4.400%	11/6/42	2,119	1,861
	AbbVie Inc.	4.850%	6/15/44	945	875
	AbbVie Inc.	4.750%	3/15/45	525	477
	AbbVie Inc.	4.700%	5/14/45	2,257	2,039
	AbbVie Inc.	4.450%	5/14/46	2,100	1,822
	AbbVie Inc.	4.875%	11/14/48	900	827
	AbbVie Inc.	4.250%	11/21/49	4,965	4,132
	AbbVie Inc.	5.400%	3/15/54	2,500	2,474
	AbbVie Inc.	5.500%	3/15/64	2,250	2,220
	Adventist Health System	2.952%	3/1/29	350	314
	Adventist Health System	5.430%	3/1/32	500	497
	Adventist Health System	5.757%	12/1/34	375	374
	Adventist Health System	3.630%	3/1/49	375	268
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	325	311
[8]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	100	86
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	323
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	250	183
[8]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	300	203
	Aetna Inc.	6.625%	6/15/36	1,300	1,378
	Aetna Inc.	6.750%	12/15/37	350	374
	Aetna Inc.	4.500%	5/15/42	375	313
	Aetna Inc.	4.125%	11/15/42	325	255
	Aetna Inc.	3.875%	8/15/47	1,000	725
	Agilent Technologies Inc.	3.050%	9/22/26	450	428
	Agilent Technologies Inc.	2.750%	9/15/29	293	261
	Agilent Technologies Inc.	2.100%	6/4/30	325	274
	Agilent Technologies Inc.	2.300%	3/12/31	500	416
	AHS Hospital Corp.	5.024%	7/1/45	325	309
[8]	AHS Hospital Corp.	2.780%	7/1/51	500	317
[8]	Allina Health System	3.887%	4/15/49	325	257
	Amgen Inc.	5.507%	3/2/26	1,000	1,000
	Amgen Inc.	2.600%	8/19/26	1,845	1,748
	Amgen Inc.	2.200%	2/21/27	1,725	1,600
	Amgen Inc.	3.200%	11/2/27	1,000	942
	Amgen Inc.	5.150%	3/2/28	3,475	3,475
	Amgen Inc.	1.650%	8/15/28	1,000	875
	Amgen Inc.	3.000%	2/22/29	3,700	3,402
	Amgen Inc.	4.050%	8/18/29	1,050	1,004
	Amgen Inc.	2.450%	2/21/30	1,675	1,461
	Amgen Inc.	5.250%	3/2/30	1,300	1,310
	Amgen Inc.	2.300%	2/25/31	2,100	1,765
	Amgen Inc.	2.000%	1/15/32	1,250	1,007
	Amgen Inc.	3.350%	2/22/32	1,000	887
	Amgen Inc.	4.200%	3/1/33	300	278
	Amgen Inc.	5.250%	3/2/33	5,565	5,549
	Amgen Inc.	3.150%	2/21/40	3,000	2,242
	Amgen Inc.	2.800%	8/15/41	1,000	702
	Amgen Inc.	4.950%	10/1/41	500	458
	Amgen Inc.	5.150%	11/15/41	451	421
	Amgen Inc.	5.600%	3/2/43	1,670	1,646
	Amgen Inc.	4.400%	5/1/45	1,875	1,577
	Amgen Inc.	4.563%	6/15/48	656	555
	Amgen Inc.	3.375%	2/21/50	1,675	1,177

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	4.663%	6/15/51	3,189	2,721
	Amgen Inc.	3.000%	1/15/52	1,000	653
	Amgen Inc.	4.200%	2/22/52	1,500	1,185
	Amgen Inc.	5.650%	3/2/53	3,000	2,956
	Amgen Inc.	2.770%	9/1/53	2,776	1,659
	Amgen Inc.	4.400%	2/22/62	700	556
	Amgen Inc.	5.750%	3/2/63	2,250	2,206
[8]	Ascension Health	2.532%	11/15/29	1,056	936
[8]	Ascension Health	3.106%	11/15/39	300	232
	Ascension Health	3.945%	11/15/46	1,150	959
[8]	Ascension Health	4.847%	11/15/53	610	581
	AstraZeneca Finance LLC	1.200%	5/28/26	500	464
	AstraZeneca Finance LLC	4.800%	2/26/27	1,400	1,392
	AstraZeneca Finance LLC	4.875%	3/3/28	650	649
	AstraZeneca Finance LLC	1.750%	5/28/28	1,100	975
	AstraZeneca Finance LLC	4.850%	2/26/29	1,050	1,048
	AstraZeneca Finance LLC	4.900%	3/3/30	650	653
	AstraZeneca Finance LLC	4.900%	2/26/31	1,000	997
	AstraZeneca Finance LLC	2.250%	5/28/31	500	422
	AstraZeneca Finance LLC	4.875%	3/3/33	650	643
	AstraZeneca Finance LLC	5.000%	2/26/34	1,275	1,268
	AstraZeneca plc	3.375%	11/16/25	2,574	2,510
	AstraZeneca plc	0.700%	4/8/26	1,000	926
	AstraZeneca plc	3.125%	6/12/27	500	475
	AstraZeneca plc	1.375%	8/6/30	1,020	833
	AstraZeneca plc	6.450%	9/15/37	2,605	2,899
	AstraZeneca plc	4.000%	9/18/42	845	710
	AstraZeneca plc	4.375%	11/16/45	1,475	1,281
	AstraZeneca plc	4.375%	8/17/48	550	473
	AstraZeneca plc	2.125%	8/6/50	700	392
	AstraZeneca plc	3.000%	5/28/51	250	167
	Banner Health	2.338%	1/1/30	375	325
	Banner Health	1.897%	1/1/31	500	414
	Banner Health	2.907%	1/1/42	500	361
[8]	Banner Health	3.181%	1/1/50	225	157
	Banner Health	2.913%	1/1/51	500	333
[8]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	500	295
[8]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	500	366
	Baxalta Inc.	4.000%	6/23/25	1,411	1,390
	Baxalta Inc.	5.250%	6/23/45	415	390
	Baxter International Inc.	2.600%	8/15/26	400	378
	Baxter International Inc.	1.915%	2/1/27	1,125	1,031
	Baxter International Inc.	2.272%	12/1/28	1,175	1,035
	Baxter International Inc.	3.950%	4/1/30	555	518
	Baxter International Inc.	1.730%	4/1/31	600	476
	Baxter International Inc.	2.539%	2/1/32	1,275	1,046
	Baxter International Inc.	3.500%	8/15/46	375	263
	Baxter International Inc.	3.132%	12/1/51	950	597
[8]	Baylor Scott & White Holdings	1.777%	11/15/30	500	413
	Baylor Scott & White Holdings	4.185%	11/15/45	400	344
[8]	Baylor Scott & White Holdings	2.839%	11/15/50	1,500	982
	Becton Dickinson & Co.	3.700%	6/6/27	1,430	1,376
	Becton Dickinson & Co.	4.693%	2/13/28	750	739
	Becton Dickinson & Co.	4.874%	2/8/29	166	165
	Becton Dickinson & Co.	5.081%	6/7/29	500	500
	Becton Dickinson & Co.	2.823%	5/20/30	1,000	884
	Becton Dickinson & Co.	1.957%	2/11/31	1,000	819
	Becton Dickinson & Co.	5.110%	2/8/34	500	492
	Becton Dickinson & Co.	4.685%	12/15/44	675	594
	Becton Dickinson & Co.	4.669%	6/6/47	1,225	1,068
[8]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	500	319
	Biogen Inc.	4.050%	9/15/25	1,450	1,425
	Biogen Inc.	2.250%	5/1/30	1,425	1,213
	Biogen Inc.	3.150%	5/1/50	645	416
	Biogen Inc.	3.250%	2/15/51	589	391
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	250	237
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	500	442
[8]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	175	170
[8]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	308	284
[8]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	250	207

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	170
	Boston Scientific Corp.	2.650%	6/1/30	700	615
	Boston Scientific Corp.	6.500%	11/15/35	225	249
	Boston Scientific Corp.	4.550%	3/1/39	559	521
	Boston Scientific Corp.	7.375%	1/15/40	225	264
	Boston Scientific Corp.	4.700%	3/1/49	1,064	948
	Bristol-Myers Squibb Co.	0.750%	11/13/25	500	471
	Bristol-Myers Squibb Co.	4.950%	2/20/26	850	847
	Bristol-Myers Squibb Co.	3.200%	6/15/26	1,303	1,256
	Bristol-Myers Squibb Co.	4.900%	2/22/27	850	848
	Bristol-Myers Squibb Co.	3.450%	11/15/27	495	472
	Bristol-Myers Squibb Co.	3.900%	2/20/28	1,250	1,207
	Bristol-Myers Squibb Co.	4.900%	2/22/29	1,500	1,497
	Bristol-Myers Squibb Co.	3.400%	7/26/29	3,050	2,842
	Bristol-Myers Squibb Co.	1.450%	11/13/30	500	405
	Bristol-Myers Squibb Co.	5.100%	2/22/31	1,050	1,054
	Bristol-Myers Squibb Co.	2.950%	3/15/32	1,000	864
	Bristol-Myers Squibb Co.	5.900%	11/15/33	800	840
	Bristol-Myers Squibb Co.	5.200%	2/22/34	2,400	2,395
	Bristol-Myers Squibb Co.	4.125%	6/15/39	1,530	1,327
	Bristol-Myers Squibb Co.	3.250%	8/1/42	390	288
	Bristol-Myers Squibb Co.	4.350%	11/15/47	1,750	1,456
	Bristol-Myers Squibb Co.	4.550%	2/20/48	2,116	1,815
	Bristol-Myers Squibb Co.	4.250%	10/26/49	3,355	2,732
	Bristol-Myers Squibb Co.	2.550%	11/13/50	1,150	673
	Bristol-Myers Squibb Co.	3.700%	3/15/52	3,149	2,308
	Bristol-Myers Squibb Co.	6.250%	11/15/53	400	430
	Bristol-Myers Squibb Co.	5.550%	2/22/54	2,300	2,267
	Bristol-Myers Squibb Co.	3.900%	3/15/62	825	593
	Bristol-Myers Squibb Co.	6.400%	11/15/63	1,250	1,355
	Bristol-Myers Squibb Co.	5.650%	2/22/64	1,450	1,417
	Cardinal Health Inc.	3.750%	9/15/25	225	220
	Cardinal Health Inc.	5.125%	2/15/29	550	549
	Cardinal Health Inc.	5.450%	2/15/34	425	423
	Cardinal Health Inc.	4.600%	3/15/43	400	339
	Cardinal Health Inc.	4.500%	11/15/44	250	208
	Cardinal Health Inc.	4.368%	6/15/47	500	403
[8]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	500	343
	Cencora Inc.	3.450%	12/15/27	700	662
	Cencora Inc.	2.800%	5/15/30	975	859
	Cencora Inc.	2.700%	3/15/31	1,000	853
	Cencora Inc.	5.125%	2/15/34	425	417
	Cencora Inc.	4.300%	12/15/47	816	674
	Centene Corp.	4.250%	12/15/27	2,262	2,160
	Centene Corp.	2.450%	7/15/28	2,267	2,013
	Centene Corp.	4.625%	12/15/29	3,096	2,926
	Centene Corp.	3.375%	2/15/30	535	475
	Centene Corp.	3.000%	10/15/30	1,954	1,672
	Centene Corp.	2.500%	3/1/31	1,869	1,535
	Centene Corp.	2.625%	8/1/31	1,210	990
	Children's Health System of Texas	2.511%	8/15/50	500	306
[8]	Children's Hospital	2.928%	7/15/50	500	320
[8]	Children's Hospital Corp.	4.115%	1/1/47	200	168
[8]	Children's Hospital Corp.	2.585%	2/1/50	200	125
	Children's Hospital Medical Center	4.268%	5/15/44	150	130
[8]	Children's Hospital of Philadelphia	2.704%	7/1/50	500	325
[8]	CHRISTUS Health	4.341%	7/1/28	425	414
[8]	Cigna Group	4.500%	2/25/26	1,080	1,065
[8]	Cigna Group	3.400%	3/1/27	2,850	2,725
	Cigna Group	4.375%	10/15/28	1,775	1,724
	Cigna Group	5.000%	5/15/29	850	846
	Cigna Group	2.400%	3/15/30	1,317	1,140
	Cigna Group	5.125%	5/15/31	625	620
	Cigna Group	5.250%	2/15/34	1,000	986
	Cigna Group	4.800%	8/15/38	1,970	1,810
	Cigna Group	3.200%	3/15/40	1,250	925
[8]	Cigna Group	6.125%	11/15/41	334	347
[8]	Cigna Group	4.800%	7/15/46	4,550	4,003
[8]	Cigna Group	3.875%	10/15/47	25	19
	Cigna Group	4.900%	12/15/48	400	351

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cigna Group	3.400%	3/15/50	1,725	1,175
	Cigna Group	3.400%	3/15/51	1,000	679
	Cigna Group	5.600%	2/15/54	1,000	958
[8]	City of Hope	5.623%	11/15/43	250	244
[8]	City of Hope	4.378%	8/15/48	500	407
	Cleveland Clinic Foundation	4.858%	1/1/14	325	285
	CommonSpirit Health	1.547%	10/1/25	500	475
	CommonSpirit Health	3.347%	10/1/29	725	664
	CommonSpirit Health	2.782%	10/1/30	500	433
	CommonSpirit Health	5.205%	12/1/31	925	912
	CommonSpirit Health	5.318%	12/1/34	525	516
[8]	CommonSpirit Health	4.350%	11/1/42	790	666
	CommonSpirit Health	3.817%	10/1/49	225	171
	CommonSpirit Health	4.187%	10/1/49	780	625
	CommonSpirit Health	3.910%	10/1/50	330	250
	CommonSpirit Health	5.548%	12/1/54	462	453
[8]	Community Health Network Inc.	3.099%	5/1/50	965	631
[8]	Corewell Health Obligated Group	3.487%	7/15/49	275	205
[8]	Cottage Health Obligated Group	3.304%	11/1/49	425	304
	CVS Health Corp.	3.875%	7/20/25	2,425	2,381
	CVS Health Corp.	5.000%	2/20/26	2,200	2,183
	CVS Health Corp.	2.875%	6/1/26	3,547	3,379
	CVS Health Corp.	3.000%	8/15/26	1,300	1,238
	CVS Health Corp.	3.625%	4/1/27	475	456
	CVS Health Corp.	1.300%	8/21/27	1,750	1,550
	CVS Health Corp.	4.300%	3/25/28	4,084	3,943
	CVS Health Corp.	5.000%	1/30/29	3,000	2,969
	CVS Health Corp.	5.400%	6/1/29	750	751
	CVS Health Corp.	3.250%	8/15/29	1,950	1,770
	CVS Health Corp.	5.125%	2/21/30	1,000	989
	CVS Health Corp.	3.750%	4/1/30	1,563	1,438
	CVS Health Corp.	1.750%	8/21/30	2,000	1,625
	CVS Health Corp.	5.250%	1/30/31	500	495
	CVS Health Corp.	1.875%	2/28/31	1,100	882
	CVS Health Corp.	5.550%	6/1/31	825	826
	CVS Health Corp.	5.250%	2/21/33	1,800	1,757
	CVS Health Corp.	5.300%	6/1/33	1,050	1,025
	CVS Health Corp.	5.700%	6/1/34	1,050	1,047
	CVS Health Corp.	4.875%	7/20/35	525	490
	CVS Health Corp.	4.780%	3/25/38	4,875	4,353
	CVS Health Corp.	6.125%	9/15/39	575	575
	CVS Health Corp.	4.125%	4/1/40	1,175	948
	CVS Health Corp.	2.700%	8/21/40	1,900	1,262
	CVS Health Corp.	5.300%	12/5/43	650	589
	CVS Health Corp.	5.125%	7/20/45	4,100	3,605
	CVS Health Corp.	5.050%	3/25/48	6,309	5,437
	CVS Health Corp.	4.250%	4/1/50	700	532
	CVS Health Corp.	5.625%	2/21/53	1,000	928
	CVS Health Corp.	5.875%	6/1/53	936	896
	CVS Health Corp.	6.050%	6/1/54	825	809
	CVS Health Corp.	6.000%	6/1/63	670	641
	Danaher Corp.	3.350%	9/15/25	1,102	1,079
	Danaher Corp.	2.600%	10/1/50	550	336
	Danaher Corp.	2.800%	12/10/51	1,000	631
[8]	Dartmouth-Hitchcock Health	4.178%	8/1/48	300	237
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	575	502
	DH Europe Finance II Sarl	3.250%	11/15/39	725	573
	DH Europe Finance II Sarl	3.400%	11/15/49	1,200	863
	Dignity Health	4.500%	11/1/42	550	479
	Dignity Health	5.267%	11/1/64	225	205
[8]	Duke University Health System Inc.	3.920%	6/1/47	450	363
	Edwards Lifesciences Corp.	4.300%	6/15/28	475	459
	Elevance Health Inc.	5.350%	10/15/25	500	500
	Elevance Health Inc.	4.900%	2/8/26	500	496
	Elevance Health Inc.	5.150%	6/15/29	500	501
	Elevance Health Inc.	2.875%	9/15/29	425	382
	Elevance Health Inc.	2.250%	5/15/30	2,500	2,142
	Elevance Health Inc.	2.550%	3/15/31	1,280	1,091
	Elevance Health Inc.	4.100%	5/15/32	700	649
	Elevance Health Inc.	5.500%	10/15/32	500	508

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Elevance Health Inc.	4.750%	2/15/33	650	627
	Elevance Health Inc.	5.375%	6/15/34	845	849
	Elevance Health Inc.	5.850%	1/15/36	300	309
	Elevance Health Inc.	6.375%	6/15/37	300	320
	Elevance Health Inc.	4.625%	5/15/42	675	594
	Elevance Health Inc.	4.650%	1/15/43	1,750	1,544
	Elevance Health Inc.	5.100%	1/15/44	1,200	1,113
	Elevance Health Inc.	4.650%	8/15/44	75	65
	Elevance Health Inc.	4.375%	12/1/47	918	762
	Elevance Health Inc.	4.550%	3/1/48	120	102
	Elevance Health Inc.	3.700%	9/15/49	700	517
	Elevance Health Inc.	3.125%	5/15/50	1,270	851
	Elevance Health Inc.	3.600%	3/15/51	1,500	1,078
	Elevance Health Inc.	4.550%	5/15/52	700	587
	Elevance Health Inc.	6.100%	10/15/52	500	525
	Elevance Health Inc.	5.125%	2/15/53	650	598
	Elevance Health Inc.	5.650%	6/15/54	850	840
	Eli Lilly & Co.	4.500%	2/9/27	850	843
	Eli Lilly & Co.	4.500%	2/9/29	1,050	1,041
	Eli Lilly & Co.	3.375%	3/15/29	335	317
	Eli Lilly & Co.	4.700%	2/27/33	900	884
	Eli Lilly & Co.	4.700%	2/9/34	3,000	2,941
	Eli Lilly & Co.	3.950%	3/15/49	1,335	1,089
	Eli Lilly & Co.	2.250%	5/15/50	800	467
	Eli Lilly & Co.	4.875%	2/27/53	1,000	936
	Eli Lilly & Co.	5.000%	2/9/54	1,250	1,194
	Eli Lilly & Co.	2.500%	9/15/60	500	280
	Eli Lilly & Co.	4.950%	2/27/63	1,000	928
	Eli Lilly & Co.	5.100%	2/9/64	1,250	1,191
[8]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	500	383
	GE HealthCare Technologies Inc.	5.600%	11/15/25	700	701
	GE HealthCare Technologies Inc.	5.650%	11/15/27	500	507
	GE HealthCare Technologies Inc.	5.857%	3/15/30	750	770
	GE HealthCare Technologies Inc.	5.905%	11/22/32	1,500	1,548
	GE HealthCare Technologies Inc.	6.377%	11/22/52	1,079	1,171
	Gilead Sciences Inc.	3.650%	3/1/26	4,305	4,187
	Gilead Sciences Inc.	2.950%	3/1/27	175	166
	Gilead Sciences Inc.	1.200%	10/1/27	900	798
	Gilead Sciences Inc.	5.250%	10/15/33	400	403
	Gilead Sciences Inc.	4.600%	9/1/35	700	661
	Gilead Sciences Inc.	4.000%	9/1/36	1,250	1,102
	Gilead Sciences Inc.	2.600%	10/1/40	1,000	688
	Gilead Sciences Inc.	5.650%	12/1/41	800	804
	Gilead Sciences Inc.	4.800%	4/1/44	1,325	1,194
	Gilead Sciences Inc.	4.500%	2/1/45	1,400	1,209
	Gilead Sciences Inc.	4.750%	3/1/46	2,675	2,380
	Gilead Sciences Inc.	2.800%	10/1/50	2,325	1,456
	Gilead Sciences Inc.	5.550%	10/15/53	400	399
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	2,150	2,076
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,380	3,497
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,245	2,476
	GlaxoSmithKline Capital plc	3.375%	6/1/29	1,350	1,264
[8]	Hackensack Meridian Health Inc.	2.675%	9/1/41	500	350
	Hackensack Meridian Health Inc.	4.211%	7/1/48	500	423
[8]	Hackensack Meridian Health Inc.	2.875%	9/1/50	500	327
	Hackensack Meridian Health Inc.	4.500%	7/1/57	225	194
[8]	Hartford HealthCare Corp.	3.447%	7/1/54	300	215
	HCA Inc.	5.875%	2/15/26	1,300	1,302
	HCA Inc.	5.250%	6/15/26	1,150	1,146
	HCA Inc.	4.500%	2/15/27	1,535	1,500
	HCA Inc.	5.200%	6/1/28	816	813
	HCA Inc.	5.625%	9/1/28	1,225	1,236
	HCA Inc.	4.125%	6/15/29	1,670	1,582
	HCA Inc.	3.500%	9/1/30	2,500	2,255
	HCA Inc.	5.450%	4/1/31	850	849
	HCA Inc.	2.375%	7/15/31	1,750	1,437
	HCA Inc.	3.625%	3/15/32	1,500	1,321
	HCA Inc.	5.500%	6/1/33	1,019	1,010
	HCA Inc.	5.600%	4/1/34	1,100	1,093
	HCA Inc.	5.125%	6/15/39	825	764

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HCA Inc.	4.375%	3/15/42	500	410
	HCA Inc.	5.500%	6/15/47	1,000	923
	HCA Inc.	5.250%	6/15/49	1,945	1,733
	HCA Inc.	3.500%	7/15/51	1,000	669
	HCA Inc.	4.625%	3/15/52	2,000	1,615
	HCA Inc.	5.900%	6/1/53	416	405
	HCA Inc.	6.000%	4/1/54	1,775	1,751
	HCA Inc.	6.100%	4/1/64	965	944
	Humana Inc.	1.350%	2/3/27	500	453
	Humana Inc.	3.950%	3/15/27	950	919
	Humana Inc.	5.750%	3/1/28	750	763
	Humana Inc.	3.700%	3/23/29	700	656
	Humana Inc.	3.125%	8/15/29	400	362
	Humana Inc.	4.875%	4/1/30	480	471
	Humana Inc.	5.375%	4/15/31	1,040	1,034
	Humana Inc.	2.150%	2/3/32	500	398
	Humana Inc.	5.875%	3/1/33	750	763
	Humana Inc.	5.950%	3/15/34	500	511
	Humana Inc.	4.625%	12/1/42	375	315
	Humana Inc.	4.950%	10/1/44	620	539
	Humana Inc.	4.800%	3/15/47	325	275
	Humana Inc.	3.950%	8/15/49	470	353
	Humana Inc.	5.500%	3/15/53	600	558
	Humana Inc.	5.750%	4/15/54	844	813
	Illumina Inc.	5.800%	12/12/25	500	501
	Illumina Inc.	5.750%	12/13/27	500	505
	Illumina Inc.	2.550%	3/23/31	500	413
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	500	408
[8]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	500	328
	Inova Health System Foundation	4.068%	5/15/52	500	415
[8]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	750	556
[8]	Iowa Health System	3.665%	2/15/50	400	304
	Johns Hopkins Health System Corp.	3.837%	5/15/46	575	466
	Johnson & Johnson	2.450%	3/1/26	1,600	1,537
	Johnson & Johnson	0.950%	9/1/27	1,225	1,091
	Johnson & Johnson	2.900%	1/15/28	1,100	1,039
	Johnson & Johnson	4.800%	6/1/29	1,175	1,184
	Johnson & Johnson	1.300%	9/1/30	1,050	866
	Johnson & Johnson	4.950%	5/15/33	550	563
	Johnson & Johnson	4.375%	12/5/33	900	884
	Johnson & Johnson	3.550%	3/1/36	1,325	1,160
	Johnson & Johnson	3.625%	3/3/37	2,150	1,874
	Johnson & Johnson	5.950%	8/15/37	745	811
	Johnson & Johnson	3.400%	1/15/38	1,400	1,175
	Johnson & Johnson	5.850%	7/15/38	325	351
	Johnson & Johnson	2.100%	9/1/40	925	617
	Johnson & Johnson	4.500%	9/1/40	419	394
	Johnson & Johnson	4.850%	5/15/41	225	219
	Johnson & Johnson	4.500%	12/5/43	550	514
	Johnson & Johnson	3.700%	3/1/46	1,750	1,405
	Johnson & Johnson	3.750%	3/3/47	500	402
	Johnson & Johnson	3.500%	1/15/48	250	191
	Johnson & Johnson	2.250%	9/1/50	925	550
	Johnson & Johnson	5.250%	6/1/54	700	703
	Johnson & Johnson	2.450%	9/1/60	1,525	862
	Kaiser Foundation Hospitals	3.150%	5/1/27	1,031	987
[8]	Kaiser Foundation Hospitals	2.810%	6/1/41	500	361
	Kaiser Foundation Hospitals	4.875%	4/1/42	925	873
	Kaiser Foundation Hospitals	4.150%	5/1/47	675	564
[8]	Kaiser Foundation Hospitals	3.266%	11/1/49	675	481
[8]	Kaiser Foundation Hospitals	3.002%	6/1/51	1,500	1,002
	Koninklijke Philips NV	6.875%	3/11/38	300	329
	Koninklijke Philips NV	5.000%	3/15/42	785	714
	Laboratory Corp. of America Holdings	1.550%	6/1/26	500	464
	Laboratory Corp. of America Holdings	3.600%	9/1/27	450	430
	Laboratory Corp. of America Holdings	2.950%	12/1/29	525	469
	Laboratory Corp. of America Holdings	2.700%	6/1/31	500	428
	Laboratory Corp. of America Holdings	4.700%	2/1/45	800	701
[8]	Mass General Brigham Inc.	3.765%	7/1/48	150	117
[8]	Mass General Brigham Inc.	3.192%	7/1/49	400	280

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Mass General Brigham Inc.	4.117%	7/1/55	275	223
[8]	Mass General Brigham Inc.	3.342%	7/1/60	725	486
[8]	Mayo Clinic	3.774%	11/15/43	250	208
[8]	Mayo Clinic	4.000%	11/15/47	150	126
[8]	Mayo Clinic	4.128%	11/15/52	125	105
[8]	Mayo Clinic	3.196%	11/15/61	750	500
	McKesson Corp.	0.900%	12/3/25	750	705
	McKesson Corp.	5.250%	2/15/26	400	400
	McKesson Corp.	3.950%	2/16/28	150	144
	McKesson Corp.	4.900%	7/15/28	102	102
	McKesson Corp.	5.100%	7/15/33	500	499
[8]	McLaren Health Care Corp.	4.386%	5/15/48	325	279
[8]	MedStar Health Inc.	3.626%	8/15/49	250	189
	Medtronic Global Holdings SCA	4.500%	3/30/33	500	481
	Medtronic Inc.	4.375%	3/15/35	2,358	2,220
	Medtronic Inc.	4.625%	3/15/45	754	682
	Memorial Health Services	3.447%	11/1/49	500	372
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	96
[8]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	250	169
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	450	372
[8]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	124
	Merck & Co. Inc.	0.750%	2/24/26	2,743	2,562
	Merck & Co. Inc.	1.700%	6/10/27	1,450	1,331
	Merck & Co. Inc.	4.050%	5/17/28	550	539
	Merck & Co. Inc.	1.900%	12/10/28	900	800
	Merck & Co. Inc.	3.400%	3/7/29	1,500	1,416
	Merck & Co. Inc.	4.300%	5/17/30	612	596
	Merck & Co. Inc.	1.450%	6/24/30	770	637
	Merck & Co. Inc.	2.150%	12/10/31	2,350	1,954
	Merck & Co. Inc.	4.500%	5/17/33	1,223	1,182
	Merck & Co. Inc.	6.500%	12/1/33	525	583
	Merck & Co. Inc.	3.900%	3/7/39	600	518
	Merck & Co. Inc.	2.350%	6/24/40	775	529
	Merck & Co. Inc.	3.600%	9/15/42	425	336
	Merck & Co. Inc.	4.150%	5/18/43	980	834
	Merck & Co. Inc.	4.900%	5/17/44	612	574
	Merck & Co. Inc.	3.700%	2/10/45	2,295	1,801
	Merck & Co. Inc.	4.000%	3/7/49	600	485
	Merck & Co. Inc.	2.450%	6/24/50	750	446
	Merck & Co. Inc.	2.750%	12/10/51	2,675	1,673
	Merck & Co. Inc.	5.000%	5/17/53	1,223	1,151
	Merck & Co. Inc.	2.900%	12/10/61	1,200	718
	Merck & Co. Inc.	5.150%	5/17/63	816	774
[8]	Methodist Hospital	2.705%	12/1/50	500	316
[8]	Montefiore Obligated Group	5.246%	11/1/48	600	445
[8]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	275	213
[8]	Mount Sinai Hospital	3.981%	7/1/48	200	156
[8]	Mount Sinai Hospital	3.737%	7/1/49	450	327
[8]	Mount Sinai Hospital	3.391%	7/1/50	500	329
	MultiCare Health System	2.803%	8/15/50	500	300
	Mylan Inc.	4.550%	4/15/28	575	554
	Mylan Inc.	5.400%	11/29/43	400	346
	Mylan Inc.	5.200%	4/15/48	625	507
	New York & Presbyterian Hospital	4.024%	8/1/45	480	404
	New York & Presbyterian Hospital	4.063%	8/1/56	425	346
	New York & Presbyterian Hospital	2.606%	8/1/60	500	284
[8]	New York & Presbyterian Hospital	3.954%	8/1/19	400	288
	Northwell Healthcare Inc.	3.979%	11/1/46	525	406
	Northwell Healthcare Inc.	4.260%	11/1/47	850	687
	Northwell Healthcare Inc.	3.809%	11/1/49	375	279
	Novant Health Inc.	2.637%	11/1/36	500	378
	Novant Health Inc.	3.168%	11/1/51	500	336
	Novant Health Inc.	3.318%	11/1/61	1,000	660
	Novartis Capital Corp.	3.000%	11/20/25	1,400	1,362
	Novartis Capital Corp.	2.000%	2/14/27	2,340	2,180
	Novartis Capital Corp.	3.100%	5/17/27	800	764
	Novartis Capital Corp.	2.200%	8/14/30	2,175	1,884
	Novartis Capital Corp.	3.700%	9/21/42	525	429
	Novartis Capital Corp.	4.400%	5/6/44	1,050	936
	Novartis Capital Corp.	4.000%	11/20/45	1,200	1,003

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Novartis Capital Corp.	2.750%	8/14/50	850	551
[8]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	245	156
[8]	NYU Langone Hospitals	5.750%	7/1/43	375	392
	NYU Langone Hospitals	4.784%	7/1/44	325	301
[8]	NYU Langone Hospitals	4.368%	7/1/47	425	370
[8]	NYU Langone Hospitals	3.380%	7/1/55	525	364
[8]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	500	355
	OhioHealth Corp.	2.297%	11/15/31	500	417
	OhioHealth Corp.	2.834%	11/15/41	500	362
[8]	OhioHealth Corp.	3.042%	11/15/50	300	210
	Orlando Health Obligated Group	4.089%	10/1/48	225	186
	Orlando Health Obligated Group	3.327%	10/1/50	500	366
[8]	PeaceHealth Obligated Group	4.787%	11/15/48	300	263
[8]	PeaceHealth Obligated Group	3.218%	11/15/50	500	330
	Pfizer Inc.	2.750%	6/3/26	2,556	2,444
	Pfizer Inc.	3.000%	12/15/26	1,295	1,236
	Pfizer Inc.	3.600%	9/15/28	600	574
	Pfizer Inc.	3.450%	3/15/29	1,200	1,136
	Pfizer Inc.	2.625%	4/1/30	1,175	1,042
	Pfizer Inc.	1.700%	5/28/30	1,750	1,473
	Pfizer Inc.	1.750%	8/18/31	1,250	1,015
	Pfizer Inc.	4.000%	12/15/36	1,000	896
	Pfizer Inc.	4.100%	9/15/38	1,000	882
	Pfizer Inc.	3.900%	3/15/39	550	470
	Pfizer Inc.	7.200%	3/15/39	1,815	2,143
	Pfizer Inc.	2.550%	5/28/40	750	522
	Pfizer Inc.	4.300%	6/15/43	780	673
	Pfizer Inc.	4.400%	5/15/44	725	643
	Pfizer Inc.	4.125%	12/15/46	1,575	1,303
	Pfizer Inc.	4.200%	9/15/48	500	416
	Pfizer Inc.	4.000%	3/15/49	850	686
	Pfizer Inc.	2.700%	5/28/50	1,275	819
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	2,447	2,416
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	3,262	3,205
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	2,450	2,418
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	4,078	3,973
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	2,450	2,329
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	4,893	4,723
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	3,262	3,079
	Pharmacia LLC	6.600%	12/1/28	912	967
[8]	Piedmont Healthcare Inc.	2.044%	1/1/32	500	404
	Piedmont Healthcare Inc.	2.864%	1/1/52	500	319
	Presbyterian Healthcare Services	4.875%	8/1/52	500	475
[8]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	457	430
[8]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	500	438
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	500	498
[8]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	325	249
[8]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	400	310
	Quest Diagnostics Inc.	3.450%	6/1/26	1,141	1,103
	Quest Diagnostics Inc.	4.200%	6/30/29	425	409
	Quest Diagnostics Inc.	2.950%	6/30/30	800	709
	Quest Diagnostics Inc.	2.800%	6/30/31	425	364
	Quest Diagnostics Inc.	5.750%	1/30/40	61	59
	Quest Diagnostics Inc.	4.700%	3/30/45	200	178
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	1,000	823
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	900	552
	Revvity Inc.	1.900%	9/15/28	500	437
	Revvity Inc.	3.300%	9/15/29	500	455
	Revvity Inc.	2.550%	3/15/31	500	418
	Revvity Inc.	2.250%	9/15/31	500	409
	Revvity Inc.	3.625%	3/15/51	350	243
	Royalty Pharma plc	1.200%	9/2/25	1,000	950
	Royalty Pharma plc	1.750%	9/2/27	1,400	1,258
	Royalty Pharma plc	2.200%	9/2/30	900	750
	Royalty Pharma plc	3.300%	9/2/40	1,000	722
	Royalty Pharma plc	3.550%	9/2/50	800	537
	Royalty Pharma plc	3.350%	9/2/51	500	320
[8]	Rush Obligated Group	3.922%	11/15/29	245	232
	Sanofi SA	3.625%	6/19/28	1,000	958
[8]	Seattle Children's Hospital	2.719%	10/1/50	500	319

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Sharp HealthCare	2.680%	8/1/50	500	317
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2,685	2,575
	Smith & Nephew plc	5.150%	3/20/27	250	249
	Smith & Nephew plc	2.032%	10/14/30	820	677
	Smith & Nephew plc	5.400%	3/20/34	500	492
[11]	Solventum Corp.	5.450%	2/25/27	1,050	1,049
[11]	Solventum Corp.	5.400%	3/1/29	750	748
[11]	Solventum Corp.	5.450%	3/13/31	800	790
[11]	Solventum Corp.	5.600%	3/23/34	1,365	1,340
[11]	Solventum Corp.	5.900%	4/30/54	500	478
[11]	Solventum Corp.	6.000%	5/15/64	200	190
[8]	SSM Health Care Corp.	3.823%	6/1/27	375	362
	SSM Health Care Corp.	4.894%	6/1/28	1,000	995
[8]	Stanford Health Care	3.795%	11/15/48	450	359
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	600	436
	Stryker Corp.	3.375%	11/1/25	500	487
	Stryker Corp.	3.500%	3/15/26	890	864
	Stryker Corp.	3.650%	3/7/28	450	429
	Stryker Corp.	4.100%	4/1/43	325	268
	Stryker Corp.	4.375%	5/15/44	775	665
	Stryker Corp.	4.625%	3/15/46	800	703
	Stryker Corp.	2.900%	6/15/50	550	360
[8]	Sutter Health	1.321%	8/15/25	500	477
[8]	Sutter Health	3.695%	8/15/28	300	285
[8]	Sutter Health	2.294%	8/15/30	500	429
	Sutter Health	5.164%	8/15/33	300	301
[8]	Sutter Health	3.161%	8/15/40	500	378
[8]	Sutter Health	4.091%	8/15/48	375	309
[8]	Sutter Health	3.361%	8/15/50	475	340
	Sutter Health	5.547%	8/15/53	300	307
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	1,060	1,052
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	2,225	1,877
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	1,700	1,231
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,790	1,185
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	900	575
	Texas Health Resources	2.328%	11/15/50	500	293
[8]	Texas Health Resources	4.330%	11/15/55	100	85
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	500	499
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	660	659
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	295	294
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	500	441
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	575	576
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	890	796
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	600	601
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	2,000	1,637
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	250	248
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	800	797
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	1,000	712
	Thermo Fisher Scientific Inc.	5.404%	8/10/43	500	499
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	342
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	329
[8]	Trinity Health Corp.	2.632%	12/1/40	500	353
	Trinity Health Corp.	4.125%	12/1/45	450	379
	UnitedHealth Group Inc.	3.750%	7/15/25	2,750	2,709
	UnitedHealth Group Inc.	5.150%	10/15/25	650	649
	UnitedHealth Group Inc.	3.700%	12/15/25	200	196
	UnitedHealth Group Inc.	1.250%	1/15/26	781	736
	UnitedHealth Group Inc.	3.100%	3/15/26	750	726
	UnitedHealth Group Inc.	1.150%	5/15/26	500	465
	UnitedHealth Group Inc.	3.450%	1/15/27	1,645	1,587
	UnitedHealth Group Inc.	4.600%	4/15/27	500	496
	UnitedHealth Group Inc.	3.700%	5/15/27	550	532
	UnitedHealth Group Inc.	5.250%	2/15/28	1,725	1,748
	UnitedHealth Group Inc.	3.850%	6/15/28	2,100	2,019
	UnitedHealth Group Inc.	3.875%	12/15/28	500	479
	UnitedHealth Group Inc.	4.250%	1/15/29	830	809
	UnitedHealth Group Inc.	4.700%	4/15/29	400	397
	UnitedHealth Group Inc.	4.000%	5/15/29	500	481
	UnitedHealth Group Inc.	2.875%	8/15/29	475	431
	UnitedHealth Group Inc.	5.300%	2/15/30	875	891

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	2.000%	5/15/30	2,935	2,494
	UnitedHealth Group Inc.	4.900%	4/15/31	820	812
	UnitedHealth Group Inc.	2.300%	5/15/31	2,900	2,435
	UnitedHealth Group Inc.	5.350%	2/15/33	1,725	1,748
	UnitedHealth Group Inc.	4.500%	4/15/33	1,500	1,433
	UnitedHealth Group Inc.	5.000%	4/15/34	1,050	1,036
	UnitedHealth Group Inc.	4.625%	7/15/35	800	767
	UnitedHealth Group Inc.	6.500%	6/15/37	200	220
	UnitedHealth Group Inc.	6.625%	11/15/37	325	359
	UnitedHealth Group Inc.	6.875%	2/15/38	1,355	1,551
	UnitedHealth Group Inc.	3.500%	8/15/39	1,510	1,220
	UnitedHealth Group Inc.	2.750%	5/15/40	2,245	1,614
	UnitedHealth Group Inc.	5.950%	2/15/41	240	251
	UnitedHealth Group Inc.	3.050%	5/15/41	1,400	1,035
	UnitedHealth Group Inc.	4.375%	3/15/42	325	286
	UnitedHealth Group Inc.	3.950%	10/15/42	800	656
	UnitedHealth Group Inc.	4.250%	3/15/43	75	65
	UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,192
	UnitedHealth Group Inc.	4.200%	1/15/47	775	639
	UnitedHealth Group Inc.	4.250%	4/15/47	950	790
	UnitedHealth Group Inc.	3.750%	10/15/47	600	457
	UnitedHealth Group Inc.	4.250%	6/15/48	1,200	992
	UnitedHealth Group Inc.	4.450%	12/15/48	1,100	940
	UnitedHealth Group Inc.	3.700%	8/15/49	680	511
	UnitedHealth Group Inc.	2.900%	5/15/50	520	337
	UnitedHealth Group Inc.	3.250%	5/15/51	1,900	1,305
	UnitedHealth Group Inc.	5.875%	2/15/53	875	909
	UnitedHealth Group Inc.	5.050%	4/15/53	1,892	1,755
	UnitedHealth Group Inc.	5.375%	4/15/54	1,940	1,884
	UnitedHealth Group Inc.	3.875%	8/15/59	2,250	1,668
	UnitedHealth Group Inc.	3.125%	5/15/60	2,640	1,668
	UnitedHealth Group Inc.	6.050%	2/15/63	875	920
	UnitedHealth Group Inc.	5.200%	4/15/63	1,500	1,392
	UnitedHealth Group Inc.	5.500%	4/15/64	750	727
	Universal Health Services Inc.	2.650%	10/15/30	700	597
	UPMC	5.035%	5/15/33	500	490
	Utah Acquisition Sub Inc.	3.950%	6/15/26	1,100	1,067
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,250	1,852
	Viatris Inc.	2.300%	6/22/27	1,350	1,233
	Viatris Inc.	3.850%	6/22/40	425	310
	Viatris Inc.	4.000%	6/22/50	925	623
[8]	WakeMed	3.286%	10/1/52	500	350
[8]	Willis-Knighton Medical Center	4.813%	9/1/48	200	178
[8]	Willis-Knighton Medical Center	3.065%	3/1/51	500	326
	Wyeth LLC	6.500%	2/1/34	500	549
	Wyeth LLC	6.000%	2/15/36	410	436
	Wyeth LLC	5.950%	4/1/37	1,605	1,690
[8]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	500	301
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	1,000	965
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	400	402
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	800	669
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	201
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	180	151
	Zoetis Inc.	4.500%	11/13/25	350	346
	Zoetis Inc.	3.000%	9/12/27	800	751
	Zoetis Inc.	3.900%	8/20/28	400	382
	Zoetis Inc.	2.000%	5/15/30	575	484
	Zoetis Inc.	5.600%	11/16/32	1,000	1,023
	Zoetis Inc.	4.700%	2/1/43	900	802
	Zoetis Inc.	3.950%	9/12/47	400	312
	Zoetis Inc.	4.450%	8/20/48	325	277
	Zoetis Inc.	3.000%	5/15/50	425	277
					626,228
Industrials (0.7%)
[8]	3M Co.	2.250%	9/19/26	100	94
	3M Co.	2.875%	10/15/27	939	876
	3M Co.	3.050%	4/15/30	600	538
[8]	3M Co.	3.125%	9/19/46	1,125	757
[8]	3M Co.	3.625%	10/15/47	450	326

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	3M Co.	4.000%	9/14/48	182	145
	3M Co.	3.700%	4/15/50	545	396
	ABB Finance USA Inc.	4.375%	5/8/42	545	484
	Acuity Brands Lighting Inc.	2.150%	12/15/30	705	585
	AGCO Corp.	5.450%	3/21/27	340	341
	AGCO Corp.	5.800%	3/21/34	590	587
	Allegion plc	3.500%	10/1/29	325	300
	Allegion US Holding Co. Inc.	3.550%	10/1/27	350	331
	Allegion US Holding Co. Inc.	5.600%	5/29/34	760	760
[8]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	1,136	969
[8]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	177	168
[8]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	290	273
[8]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	652	605
[8]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	146	134
[8]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	331	313
[8]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	270	249
[8]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	172	154
	Amphenol Corp.	4.750%	3/30/26	500	496
	Amphenol Corp.	5.050%	4/5/27	500	500
	Amphenol Corp.	5.050%	4/5/29	500	502
	Amphenol Corp.	4.350%	6/1/29	300	291
	Amphenol Corp.	2.800%	2/15/30	750	668
	Amphenol Corp.	2.200%	9/15/31	400	328
	Amphenol Corp.	5.250%	4/5/34	500	499
[8]	BNSF Funding Trust I	6.613%	12/15/55	325	325
	Boeing Co.	2.196%	2/4/26	5,000	4,703
	Boeing Co.	3.100%	5/1/26	400	379
	Boeing Co.	2.250%	6/15/26	325	303
	Boeing Co.	2.700%	2/1/27	1,715	1,581
	Boeing Co.	2.800%	3/1/27	1,046	962
	Boeing Co.	5.040%	5/1/27	1,760	1,721
[11]	Boeing Co.	6.259%	5/1/27	850	856
	Boeing Co.	3.250%	2/1/28	1,350	1,236
	Boeing Co.	3.250%	3/1/28	275	251
	Boeing Co.	3.450%	11/1/28	1,000	905
	Boeing Co.	3.200%	3/1/29	900	799
[11]	Boeing Co.	6.298%	5/1/29	1,250	1,268
	Boeing Co.	2.950%	2/1/30	500	428
	Boeing Co.	5.150%	5/1/30	3,288	3,157
	Boeing Co.	3.625%	2/1/31	1,143	1,000
[11]	Boeing Co.	6.388%	5/1/31	850	865
	Boeing Co.	6.125%	2/15/33	325	324
	Boeing Co.	3.600%	5/1/34	585	471
[11]	Boeing Co.	6.528%	5/1/34	2,100	2,150
	Boeing Co.	3.250%	2/1/35	600	458
	Boeing Co.	3.550%	3/1/38	305	221
	Boeing Co.	3.500%	3/1/39	200	142
	Boeing Co.	6.875%	3/15/39	285	295
	Boeing Co.	5.875%	2/15/40	545	510
	Boeing Co.	5.705%	5/1/40	2,449	2,261
	Boeing Co.	3.375%	6/15/46	450	287
	Boeing Co.	3.650%	3/1/47	475	309
	Boeing Co.	3.625%	3/1/48	400	257
	Boeing Co.	3.850%	11/1/48	200	133
	Boeing Co.	3.900%	5/1/49	650	437
	Boeing Co.	3.750%	2/1/50	1,100	722
	Boeing Co.	5.805%	5/1/50	4,781	4,317
[11]	Boeing Co.	6.858%	5/1/54	2,100	2,153
	Boeing Co.	3.950%	8/1/59	870	554
	Boeing Co.	5.930%	5/1/60	2,917	2,610
[11]	Boeing Co.	7.008%	5/1/64	1,250	1,280
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	275	270
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	718
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	875	837
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	135
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	775	836
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	642
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	675	640
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,225	1,210
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	188

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	503
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	435
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	744
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	478
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,100	1,014
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,600	1,407
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	414
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	600	537
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	436
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	225	184
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	634	512
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	575	469
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	200	147
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	745	494
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	800	557
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	575	363
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	950	809
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	1,325	1,272
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	1,100	1,103
	Canadian National Railway Co.	2.750%	3/1/26	375	361
	Canadian National Railway Co.	3.850%	8/5/32	500	461
	Canadian National Railway Co.	6.250%	8/1/34	350	381
	Canadian National Railway Co.	6.200%	6/1/36	350	380
	Canadian National Railway Co.	6.375%	11/15/37	350	384
	Canadian National Railway Co.	3.200%	8/2/46	650	469
	Canadian National Railway Co.	2.450%	5/1/50	505	302
	Canadian National Railway Co.	4.400%	8/5/52	500	429
	Canadian National Railway Co.	6.125%	11/1/53	200	221
	Canadian Pacific Railway Co.	1.750%	12/2/26	750	692
	Canadian Pacific Railway Co.	2.875%	11/15/29	550	493
	Canadian Pacific Railway Co.	2.050%	3/5/30	400	341
	Canadian Pacific Railway Co.	7.125%	10/15/31	275	306
	Canadian Pacific Railway Co.	2.450%	12/2/31	930	845
	Canadian Pacific Railway Co.	5.950%	5/15/37	775	802
	Canadian Pacific Railway Co.	3.000%	12/2/41	2,000	1,728
	Canadian Pacific Railway Co.	4.300%	5/15/43	500	426
	Canadian Pacific Railway Co.	4.800%	8/1/45	275	247
	Canadian Pacific Railway Co.	4.950%	8/15/45	500	456
	Canadian Pacific Railway Co.	4.700%	5/1/48	465	403
	Canadian Pacific Railway Co.	3.500%	5/1/50	1,300	937
	Canadian Pacific Railway Co.	3.100%	12/2/51	1,469	976
	Canadian Pacific Railway Co.	6.125%	9/15/15	830	845
	Carrier Global Corp.	2.493%	2/15/27	1,475	1,381
	Carrier Global Corp.	2.722%	2/15/30	2,625	2,318
	Carrier Global Corp.	2.700%	2/15/31	390	335
	Carrier Global Corp.	5.900%	3/15/34	800	835
	Carrier Global Corp.	3.377%	4/5/40	1,224	948
	Carrier Global Corp.	3.577%	4/5/50	1,805	1,311
	Carrier Global Corp.	6.200%	3/15/54	800	858
	Caterpillar Financial Services Corp.	5.150%	8/11/25	500	499
[8]	Caterpillar Financial Services Corp.	3.650%	8/12/25	575	565
[8]	Caterpillar Financial Services Corp.	0.800%	11/13/25	825	778
[8]	Caterpillar Financial Services Corp.	4.350%	5/15/26	825	814
	Caterpillar Financial Services Corp.	2.400%	8/9/26	200	189
[8]	Caterpillar Financial Services Corp.	1.150%	9/14/26	500	460
[8]	Caterpillar Financial Services Corp.	1.700%	1/8/27	500	462
[8]	Caterpillar Financial Services Corp.	3.600%	8/12/27	575	553
[8]	Caterpillar Financial Services Corp.	1.100%	9/14/27	1,500	1,338
	Caterpillar Financial Services Corp.	4.850%	2/27/29	500	500
	Caterpillar Inc.	2.600%	4/9/30	3,135	2,784
	Caterpillar Inc.	6.050%	8/15/36	720	781
	Caterpillar Inc.	5.200%	5/27/41	475	463
	Caterpillar Inc.	3.803%	8/15/42	1,504	1,219
	Caterpillar Inc.	4.300%	5/15/44	375	325
	Caterpillar Inc.	3.250%	9/19/49	621	441
	Caterpillar Inc.	3.250%	4/9/50	700	499
	Caterpillar Inc.	4.750%	5/15/64	415	366
	CH Robinson Worldwide Inc.	4.200%	4/15/28	125	121
	CNH Industrial Capital LLC	5.450%	10/14/25	500	500
	CNH Industrial Capital LLC	1.875%	1/15/26	260	246

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CNH Industrial Capital LLC	1.450%	7/15/26	400	370
	CNH Industrial Capital LLC	4.550%	4/10/28	500	489
	CNH Industrial Capital LLC	5.500%	1/12/29	500	505
	CNH Industrial Capital LLC	5.100%	4/20/29	900	897
[8]	CNH Industrial NV	3.850%	11/15/27	375	359
	CSX Corp.	3.350%	11/1/25	400	390
	CSX Corp.	2.600%	11/1/26	200	189
	CSX Corp.	3.250%	6/1/27	650	621
	CSX Corp.	3.800%	3/1/28	1,275	1,226
	CSX Corp.	4.250%	3/15/29	900	874
	CSX Corp.	2.400%	2/15/30	1,150	1,003
	CSX Corp.	4.100%	11/15/32	748	699
	CSX Corp.	5.200%	11/15/33	500	501
	CSX Corp.	6.150%	5/1/37	1,000	1,072
	CSX Corp.	6.220%	4/30/40	599	641
	CSX Corp.	5.500%	4/15/41	725	721
	CSX Corp.	4.750%	5/30/42	460	417
	CSX Corp.	4.400%	3/1/43	93	81
	CSX Corp.	4.100%	3/15/44	800	657
	CSX Corp.	3.800%	11/1/46	400	310
	CSX Corp.	4.300%	3/1/48	1,000	834
	CSX Corp.	4.750%	11/15/48	595	530
	CSX Corp.	4.500%	3/15/49	900	771
	CSX Corp.	3.800%	4/15/50	605	462
	CSX Corp.	2.500%	5/15/51	500	294
	CSX Corp.	4.500%	11/15/52	838	717
	CSX Corp.	4.500%	8/1/54	200	170
	CSX Corp.	4.250%	11/1/66	500	389
	CSX Corp.	4.650%	3/1/68	275	231
	Cummins Inc.	0.750%	9/1/25	3,721	3,534
	Cummins Inc.	4.900%	2/20/29	400	399
	Cummins Inc.	1.500%	9/1/30	500	410
	Cummins Inc.	5.150%	2/20/34	575	576
	Cummins Inc.	2.600%	9/1/50	600	364
	Cummins Inc.	5.450%	2/20/54	950	931
	Deere & Co.	5.375%	10/16/29	455	466
	Deere & Co.	3.100%	4/15/30	770	700
	Deere & Co.	7.125%	3/3/31	400	451
	Deere & Co.	3.900%	6/9/42	1,000	835
	Deere & Co.	2.875%	9/7/49	200	134
	Deere & Co.	3.750%	4/15/50	650	510
[8]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	304	277
	Dover Corp.	2.950%	11/4/29	575	520
	Dover Corp.	5.375%	3/1/41	280	273
	Eaton Corp.	3.103%	9/15/27	665	628
	Eaton Corp.	4.000%	11/2/32	717	668
	Eaton Corp.	4.150%	3/15/33	1,095	1,026
	Eaton Corp.	4.150%	11/2/42	75	64
	Eaton Corp.	3.915%	9/15/47	550	439
	Eaton Corp.	4.700%	8/23/52	657	594
	Emerson Electric Co.	0.875%	10/15/26	2,000	1,825
	Emerson Electric Co.	1.800%	10/15/27	500	455
	Emerson Electric Co.	2.000%	12/21/28	1,000	887
	Emerson Electric Co.	1.950%	10/15/30	375	317
	Emerson Electric Co.	2.200%	12/21/31	900	750
	Emerson Electric Co.	5.250%	11/15/39	135	135
	Emerson Electric Co.	2.750%	10/15/50	450	287
	Emerson Electric Co.	2.800%	12/21/51	900	566
	FedEx Corp.	3.250%	4/1/26	500	483
	FedEx Corp.	3.400%	2/15/28	1,000	946
	FedEx Corp.	3.100%	8/5/29	825	755
	FedEx Corp.	4.250%	5/15/30	639	613
	FedEx Corp.	2.400%	5/15/31	450	381
	FedEx Corp.	4.900%	1/15/34	435	425
	FedEx Corp.	3.900%	2/1/35	200	177
	FedEx Corp.	3.250%	5/15/41	650	476
	FedEx Corp.	3.875%	8/1/42	435	340
	FedEx Corp.	4.100%	4/15/43	300	241
	FedEx Corp.	5.100%	1/15/44	600	548
	FedEx Corp.	4.100%	2/1/45	565	444

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	FedEx Corp.	4.750%	11/15/45	1,075	925
	FedEx Corp.	4.550%	4/1/46	1,020	850
	FedEx Corp.	4.400%	1/15/47	800	651
	FedEx Corp.	4.050%	2/15/48	810	630
	FedEx Corp.	4.950%	10/17/48	750	664
	FedEx Corp.	5.250%	5/15/50	1,150	1,072
[8]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	650	539
	Flowserve Corp.	3.500%	10/1/30	500	444
	Fortive Corp.	3.150%	6/15/26	585	561
	Fortive Corp.	4.300%	6/15/46	425	354
	GE Capital Funding LLC	4.550%	5/15/32	376	359
	General Dynamics Corp.	2.125%	8/15/26	250	235
	General Dynamics Corp.	3.500%	4/1/27	350	337
	General Dynamics Corp.	2.625%	11/15/27	500	465
	General Dynamics Corp.	3.750%	5/15/28	705	678
	General Dynamics Corp.	3.625%	4/1/30	755	708
	General Dynamics Corp.	2.250%	6/1/31	500	423
	General Dynamics Corp.	4.250%	4/1/40	570	500
	General Dynamics Corp.	3.600%	11/15/42	625	492
	General Dynamics Corp.	4.250%	4/1/50	600	505
[8]	General Electric Co.	5.875%	1/14/38	1,762	1,811
[8]	General Electric Co.	6.875%	1/10/39	605	684
	General Electric Co.	4.350%	5/1/50	355	302
	HEICO Corp.	5.250%	8/1/28	500	501
	HEICO Corp.	5.350%	8/1/33	500	495
	Hexcel Corp.	4.200%	2/15/27	189	182
	Honeywell International Inc.	2.500%	11/1/26	1,150	1,087
	Honeywell International Inc.	1.100%	3/1/27	800	725
	Honeywell International Inc.	4.950%	2/15/28	500	504
	Honeywell International Inc.	4.250%	1/15/29	600	587
	Honeywell International Inc.	2.700%	8/15/29	350	317
	Honeywell International Inc.	1.950%	6/1/30	1,125	959
	Honeywell International Inc.	1.750%	9/1/31	1,150	932
	Honeywell International Inc.	5.000%	2/15/33	1,300	1,300
	Honeywell International Inc.	4.500%	1/15/34	600	576
	Honeywell International Inc.	5.000%	3/1/35	2,200	2,181
	Honeywell International Inc.	5.700%	3/15/36	300	315
	Honeywell International Inc.	5.700%	3/15/37	305	316
	Honeywell International Inc.	5.375%	3/1/41	855	850
	Honeywell International Inc.	5.250%	3/1/54	2,450	2,378
	Honeywell International Inc.	5.350%	3/1/64	1,000	970
	Howmet Aerospace Inc.	5.950%	2/1/37	500	513
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	500	471
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	800	753
	IDEX Corp.	3.000%	5/1/30	300	265
	Illinois Tool Works Inc.	2.650%	11/15/26	1,100	1,046
	Illinois Tool Works Inc.	3.900%	9/1/42	1,545	1,288
	Ingersoll Rand Inc.	5.197%	6/15/27	575	576
	Ingersoll Rand Inc.	5.400%	8/14/28	300	303
	Ingersoll Rand Inc.	5.176%	6/15/29	625	625
	Ingersoll Rand Inc.	5.314%	6/15/31	500	503
	Ingersoll Rand Inc.	5.700%	8/14/33	950	972
	Ingersoll Rand Inc.	5.450%	6/15/34	625	630
	Ingersoll Rand Inc.	5.700%	6/15/54	500	503
	Jacobs Engineering Group Inc.	6.350%	8/18/28	500	516
	Jacobs Engineering Group Inc.	5.900%	3/1/33	500	501
	JB Hunt Transport Services Inc.	3.875%	3/1/26	650	635
[8]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	540	505
[8]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	396	342
[8]	John Deere Capital Corp.	4.050%	9/8/25	500	493
	John Deere Capital Corp.	5.300%	9/8/25	600	600
[8]	John Deere Capital Corp.	3.400%	9/11/25	325	318
[8]	John Deere Capital Corp.	4.800%	1/9/26	850	845
[8]	John Deere Capital Corp.	0.700%	1/15/26	500	467
[8]	John Deere Capital Corp.	4.950%	3/6/26	800	799
[8]	John Deere Capital Corp.	4.750%	6/8/26	500	497
[8]	John Deere Capital Corp.	2.650%	6/10/26	300	287
[8]	John Deere Capital Corp.	1.050%	6/17/26	500	463
[8]	John Deere Capital Corp.	5.150%	9/8/26	500	501
[8]	John Deere Capital Corp.	2.250%	9/14/26	1,647	1,550

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	John Deere Capital Corp.	1.700%	1/11/27	2,000	1,844
[8]	John Deere Capital Corp.	4.850%	3/5/27	800	797
[8]	John Deere Capital Corp.	2.350%	3/8/27	500	468
[8]	John Deere Capital Corp.	4.900%	6/11/27	512	511
[8]	John Deere Capital Corp.	2.800%	9/8/27	250	234
[8]	John Deere Capital Corp.	4.150%	9/15/27	875	856
[8]	John Deere Capital Corp.	3.050%	1/6/28	600	567
[8]	John Deere Capital Corp.	4.750%	1/20/28	850	846
[8]	John Deere Capital Corp.	4.900%	3/3/28	500	500
[8]	John Deere Capital Corp.	1.500%	3/6/28	500	443
[8]	John Deere Capital Corp.	4.950%	7/14/28	800	801
[8]	John Deere Capital Corp.	3.450%	3/7/29	623	587
[8]	John Deere Capital Corp.	4.850%	6/11/29	431	430
[8]	John Deere Capital Corp.	2.800%	7/18/29	490	444
[8]	John Deere Capital Corp.	2.450%	1/9/30	3,535	3,122
[8]	John Deere Capital Corp.	4.700%	6/10/30	500	495
	John Deere Capital Corp.	1.450%	1/15/31	500	406
[8]	John Deere Capital Corp.	4.900%	3/7/31	800	796
[8]	John Deere Capital Corp.	3.900%	6/7/32	745	689
[8]	John Deere Capital Corp.	4.350%	9/15/32	500	478
[8]	John Deere Capital Corp.	5.150%	9/8/33	750	752
[8]	John Deere Capital Corp.	5.100%	4/11/34	835	832
[8]	John Deere Capital Corp.	5.050%	6/12/34	675	670
[8]	Johnson Controls International plc	3.900%	2/14/26	219	214
	Johnson Controls International plc	5.500%	4/19/29	585	592
	Johnson Controls International plc	1.750%	9/15/30	500	413
	Johnson Controls International plc	2.000%	9/16/31	500	404
	Johnson Controls International plc	4.900%	12/1/32	339	331
[8]	Johnson Controls International plc	6.000%	1/15/36	210	218
[8]	Johnson Controls International plc	4.625%	7/2/44	800	689
	Johnson Controls International plc	4.500%	2/15/47	400	334
[8]	Johnson Controls International plc	4.950%	7/2/64	286	247
	Kennametal Inc.	4.625%	6/15/28	1,000	976
	Keysight Technologies Inc.	4.600%	4/6/27	375	368
	Keysight Technologies Inc.	3.000%	10/30/29	425	379
	Kirby Corp.	4.200%	3/1/28	408	394
	L3Harris Technologies Inc.	3.850%	12/15/26	831	803
	L3Harris Technologies Inc.	5.400%	1/15/27	1,000	1,004
[8]	L3Harris Technologies Inc.	4.400%	6/15/28	600	583
	L3Harris Technologies Inc.	5.050%	6/1/29	635	631
	L3Harris Technologies Inc.	2.900%	12/15/29	750	669
	L3Harris Technologies Inc.	1.800%	1/15/31	600	485
	L3Harris Technologies Inc.	5.250%	6/1/31	635	633
	L3Harris Technologies Inc.	5.400%	7/31/33	1,500	1,495
	L3Harris Technologies Inc.	5.350%	6/1/34	635	630
	L3Harris Technologies Inc.	4.854%	4/27/35	100	95
	L3Harris Technologies Inc.	5.054%	4/27/45	475	439
	L3Harris Technologies Inc.	5.600%	7/31/53	650	644
	Lennox International Inc.	1.350%	8/1/25	500	477
	Lennox International Inc.	1.700%	8/1/27	500	449
	Lockheed Martin Corp.	4.950%	10/15/25	432	431
	Lockheed Martin Corp.	3.550%	1/15/26	600	585
	Lockheed Martin Corp.	5.100%	11/15/27	612	616
	Lockheed Martin Corp.	4.450%	5/15/28	500	492
	Lockheed Martin Corp.	4.500%	2/15/29	500	492
	Lockheed Martin Corp.	3.900%	6/15/32	175	163
	Lockheed Martin Corp.	5.250%	1/15/33	1,225	1,246
	Lockheed Martin Corp.	4.750%	2/15/34	700	681
	Lockheed Martin Corp.	3.600%	3/1/35	485	425
	Lockheed Martin Corp.	4.500%	5/15/36	565	530
[8]	Lockheed Martin Corp.	6.150%	9/1/36	452	491
	Lockheed Martin Corp.	5.720%	6/1/40	316	327
	Lockheed Martin Corp.	4.070%	12/15/42	1,131	951
	Lockheed Martin Corp.	3.800%	3/1/45	750	597
	Lockheed Martin Corp.	4.700%	5/15/46	1,050	945
	Lockheed Martin Corp.	2.800%	6/15/50	700	445
	Lockheed Martin Corp.	4.090%	9/15/52	622	499
	Lockheed Martin Corp.	5.700%	11/15/54	1,625	1,671
	Lockheed Martin Corp.	5.200%	2/15/55	550	526
	Lockheed Martin Corp.	4.300%	6/15/62	300	243

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lockheed Martin Corp.	5.900%	11/15/63	1,235	1,298
	Lockheed Martin Corp.	5.200%	2/15/64	500	473
	MasTec Inc.	5.900%	6/15/29	325	327
	Norfolk Southern Corp.	3.650%	8/1/25	415	407
	Norfolk Southern Corp.	7.800%	5/15/27	100	107
	Norfolk Southern Corp.	3.150%	6/1/27	125	119
	Norfolk Southern Corp.	3.800%	8/1/28	750	718
	Norfolk Southern Corp.	2.550%	11/1/29	338	298
	Norfolk Southern Corp.	5.050%	8/1/30	500	499
	Norfolk Southern Corp.	3.000%	3/15/32	550	474
	Norfolk Southern Corp.	4.450%	3/1/33	420	396
	Norfolk Southern Corp.	5.550%	3/15/34	500	510
	Norfolk Southern Corp.	4.837%	10/1/41	565	516
	Norfolk Southern Corp.	3.950%	10/1/42	425	341
	Norfolk Southern Corp.	4.450%	6/15/45	975	828
	Norfolk Southern Corp.	4.650%	1/15/46	300	262
	Norfolk Southern Corp.	3.942%	11/1/47	850	655
	Norfolk Southern Corp.	4.150%	2/28/48	610	485
	Norfolk Southern Corp.	4.100%	5/15/49	615	484
	Norfolk Southern Corp.	3.400%	11/1/49	330	231
	Norfolk Southern Corp.	3.050%	5/15/50	1,600	1,042
	Norfolk Southern Corp.	2.900%	8/25/51	520	323
	Norfolk Southern Corp.	4.050%	8/15/52	634	489
	Norfolk Southern Corp.	3.700%	3/15/53	350	252
	Norfolk Southern Corp.	4.550%	6/1/53	500	419
	Norfolk Southern Corp.	5.350%	8/1/54	800	762
	Norfolk Southern Corp.	3.155%	5/15/55	1,811	1,148
	Norfolk Southern Corp.	5.950%	3/15/64	500	510
	Norfolk Southern Corp.	4.100%	5/15/21	500	353
	Northrop Grumman Corp.	3.200%	2/1/27	675	644
	Northrop Grumman Corp.	3.250%	1/15/28	3,400	3,202
	Northrop Grumman Corp.	4.600%	2/1/29	400	393
	Northrop Grumman Corp.	4.400%	5/1/30	1,540	1,487
	Northrop Grumman Corp.	4.700%	3/15/33	750	724
	Northrop Grumman Corp.	4.900%	6/1/34	700	681
	Northrop Grumman Corp.	5.050%	11/15/40	245	233
	Northrop Grumman Corp.	4.750%	6/1/43	776	695
	Northrop Grumman Corp.	3.850%	4/15/45	905	707
	Northrop Grumman Corp.	4.030%	10/15/47	1,918	1,517
	Northrop Grumman Corp.	5.250%	5/1/50	795	754
	Northrop Grumman Corp.	4.950%	3/15/53	750	676
	Northrop Grumman Corp.	5.200%	6/1/54	1,000	936
	nVent Finance Sarl	4.550%	4/15/28	300	292
	nVent Finance Sarl	5.650%	5/15/33	500	498
	Oshkosh Corp.	4.600%	5/15/28	400	390
	Oshkosh Corp.	3.100%	3/1/30	80	71
	Otis Worldwide Corp.	2.293%	4/5/27	600	556
	Otis Worldwide Corp.	5.250%	8/16/28	600	603
	Otis Worldwide Corp.	2.565%	2/15/30	1,400	1,228
	Otis Worldwide Corp.	3.112%	2/15/40	611	454
	Otis Worldwide Corp.	3.362%	2/15/50	550	387
[8]	PACCAR Financial Corp.	4.450%	3/30/26	500	495
	PACCAR Financial Corp.	5.000%	5/13/27	750	752
[8]	PACCAR Financial Corp.	4.600%	1/31/29	500	494
[8]	PACCAR Financial Corp.	5.000%	3/22/34	500	498
	Parker-Hannifin Corp.	3.250%	3/1/27	1,879	1,793
	Parker-Hannifin Corp.	4.250%	9/15/27	1,043	1,017
	Parker-Hannifin Corp.	3.250%	6/14/29	1,000	918
[8]	Parker-Hannifin Corp.	4.200%	11/21/34	200	183
[8]	Parker-Hannifin Corp.	6.250%	5/15/38	575	616
	Parker-Hannifin Corp.	4.100%	3/1/47	500	399
	Parker-Hannifin Corp.	4.000%	6/14/49	950	742
	Pentair Finance Sarl	5.900%	7/15/32	500	510
	Precision Castparts Corp.	3.900%	1/15/43	375	311
	Precision Castparts Corp.	4.375%	6/15/45	275	242
	Regal Rexnord Corp.	6.050%	2/15/26	800	804
	Regal Rexnord Corp.	6.050%	4/15/28	1,050	1,063
[8]	Regal Rexnord Corp.	6.300%	2/15/30	950	970
	Regal Rexnord Corp.	6.400%	4/15/33	1,060	1,088
	Republic Services Inc.	0.875%	11/15/25	500	470

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic Services Inc.	2.900%	7/1/26	2,322	2,220
	Republic Services Inc.	4.875%	4/1/29	500	496
	Republic Services Inc.	5.000%	11/15/29	500	498
	Republic Services Inc.	2.300%	3/1/30	725	626
	Republic Services Inc.	1.450%	2/15/31	500	396
	Republic Services Inc.	1.750%	2/15/32	625	491
	Republic Services Inc.	2.375%	3/15/33	1,000	799
	Republic Services Inc.	5.000%	4/1/34	500	489
	Republic Services Inc.	6.200%	3/1/40	475	504
	Republic Services Inc.	5.700%	5/15/41	300	303
	Republic Services Inc.	3.050%	3/1/50	650	432
	Rockwell Automation Inc.	3.500%	3/1/29	350	330
	Rockwell Automation Inc.	1.750%	8/15/31	500	404
	Rockwell Automation Inc.	4.200%	3/1/49	575	481
	Rockwell Automation Inc.	2.800%	8/15/61	500	287
	RTX Corp.	3.950%	8/16/25	1,680	1,651
	RTX Corp.	5.000%	2/27/26	300	299
	RTX Corp.	3.500%	3/15/27	2,885	2,766
	RTX Corp.	3.125%	5/4/27	975	925
	RTX Corp.	7.200%	8/15/27	75	80
	RTX Corp.	4.125%	11/16/28	3,445	3,318
	RTX Corp.	2.250%	7/1/30	500	427
	RTX Corp.	6.000%	3/15/31	870	908
	RTX Corp.	1.900%	9/1/31	925	742
	RTX Corp.	2.375%	3/15/32	200	164
	RTX Corp.	5.150%	2/27/33	850	841
	RTX Corp.	6.100%	3/15/34	1,179	1,241
	RTX Corp.	5.400%	5/1/35	500	501
	RTX Corp.	6.050%	6/1/36	585	611
	RTX Corp.	6.125%	7/15/38	463	486
	RTX Corp.	4.450%	11/16/38	550	487
	RTX Corp.	5.700%	4/15/40	480	482
	RTX Corp.	4.875%	10/15/40	225	205
	RTX Corp.	4.700%	12/15/41	925	819
	RTX Corp.	4.500%	6/1/42	2,857	2,479
	RTX Corp.	4.800%	12/15/43	285	253
	RTX Corp.	4.150%	5/15/45	694	560
	RTX Corp.	3.750%	11/1/46	900	674
	RTX Corp.	4.350%	4/15/47	780	642
	RTX Corp.	4.050%	5/4/47	511	402
	RTX Corp.	4.625%	11/16/48	1,500	1,288
	RTX Corp.	3.125%	7/1/50	863	567
	RTX Corp.	2.820%	9/1/51	925	563
	RTX Corp.	3.030%	3/15/52	950	606
	RTX Corp.	5.375%	2/27/53	1,165	1,106
	RTX Corp.	6.400%	3/15/54	1,521	1,660
[8]	Ryder System Inc.	1.750%	9/1/26	500	463
[8]	Ryder System Inc.	2.900%	12/1/26	325	307
[8]	Ryder System Inc.	2.850%	3/1/27	200	188
[8]	Ryder System Inc.	5.300%	3/15/27	600	600
[8]	Ryder System Inc.	5.650%	3/1/28	500	507
[8]	Ryder System Inc.	5.250%	6/1/28	500	501
	Ryder System Inc.	6.300%	12/1/28	500	521
[8]	Ryder System Inc.	5.375%	3/15/29	1,000	1,004
[8]	Ryder System Inc.	5.500%	6/1/29	500	505
	Ryder System Inc.	6.600%	12/1/33	500	534
	Southwest Airlines Co.	3.000%	11/15/26	400	378
	Southwest Airlines Co.	5.125%	6/15/27	1,925	1,916
	Southwest Airlines Co.	3.450%	11/16/27	540	508
	Southwest Airlines Co.	2.625%	2/10/30	400	346
	Teledyne Technologies Inc.	2.250%	4/1/28	500	449
	Teledyne Technologies Inc.	2.750%	4/1/31	900	769
	Textron Inc.	4.000%	3/15/26	300	293
	Textron Inc.	3.650%	3/15/27	2,044	1,960
	Textron Inc.	3.375%	3/1/28	325	305
	Textron Inc.	6.100%	11/15/33	500	518
	Timken Co.	4.500%	12/15/28	400	388
	Trane Technologies Financing Ltd.	3.500%	3/21/26	325	315
	Trane Technologies Financing Ltd.	5.250%	3/3/33	600	604
	Trane Technologies Financing Ltd.	5.100%	6/13/34	500	498

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Trane Technologies Financing Ltd.	4.650%	11/1/44	150	134
	Trane Technologies Financing Ltd.	4.500%	3/21/49	350	299
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	1,200	1,143
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	415	423
	Trimble Inc.	4.900%	6/15/28	400	395
	Triton Container International Ltd.	3.250%	3/15/32	500	410
	Tyco Electronics Group SA	4.500%	2/13/26	500	495
	Tyco Electronics Group SA	3.125%	8/15/27	450	425
	Tyco Electronics Group SA	2.500%	2/4/32	500	421
	Tyco Electronics Group SA	7.125%	10/1/37	550	635
	Union Pacific Corp.	3.750%	7/15/25	930	916
	Union Pacific Corp.	3.250%	8/15/25	900	879
	Union Pacific Corp.	2.750%	3/1/26	648	623
	Union Pacific Corp.	2.150%	2/5/27	707	659
	Union Pacific Corp.	3.000%	4/15/27	240	228
	Union Pacific Corp.	2.400%	2/5/30	825	722
	Union Pacific Corp.	2.375%	5/20/31	500	425
	Union Pacific Corp.	2.800%	2/14/32	500	431
	Union Pacific Corp.	3.375%	2/1/35	900	768
	Union Pacific Corp.	2.891%	4/6/36	1,800	1,450
	Union Pacific Corp.	3.600%	9/15/37	428	359
	Union Pacific Corp.	4.050%	3/1/46	500	405
	Union Pacific Corp.	3.350%	8/15/46	550	397
	Union Pacific Corp.	3.250%	2/5/50	850	592
	Union Pacific Corp.	3.799%	10/1/51	682	521
	Union Pacific Corp.	2.950%	3/10/52	500	322
	Union Pacific Corp.	4.950%	9/9/52	521	486
	Union Pacific Corp.	3.500%	2/14/53	500	358
	Union Pacific Corp.	3.950%	8/15/59	425	319
	Union Pacific Corp.	3.839%	3/20/60	1,106	813
	Union Pacific Corp.	3.550%	5/20/61	545	376
	Union Pacific Corp.	2.973%	9/16/62	2,025	1,198
	Union Pacific Corp.	4.100%	9/15/67	350	264
	Union Pacific Corp.	3.750%	2/5/70	1,000	698
	Union Pacific Corp.	3.799%	4/6/71	1,150	809
	Union Pacific Corp.	3.850%	2/14/72	500	356
[8]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	370	364
[8]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	381	369
[8]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	1,683	1,688
[8]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	1,075	1,091
[8]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	361	335
[8]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	667	607
[8]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	352	330
[8]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	384	332
[8]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	655	646
	United Parcel Service Inc.	2.400%	11/15/26	609	574
	United Parcel Service Inc.	2.500%	9/1/29	400	357
	United Parcel Service Inc.	4.450%	4/1/30	1,000	980
	United Parcel Service Inc.	4.875%	3/3/33	650	640
	United Parcel Service Inc.	5.150%	5/22/34	750	748
	United Parcel Service Inc.	6.200%	1/15/38	505	547
	United Parcel Service Inc.	5.200%	4/1/40	465	455
	United Parcel Service Inc.	4.875%	11/15/40	350	327
	United Parcel Service Inc.	3.625%	10/1/42	300	236
	United Parcel Service Inc.	3.400%	11/15/46	390	289
	United Parcel Service Inc.	4.250%	3/15/49	800	661
	United Parcel Service Inc.	3.400%	9/1/49	200	144
	United Parcel Service Inc.	5.300%	4/1/50	2,870	2,791
	United Parcel Service Inc.	5.050%	3/3/53	650	608
	United Parcel Service Inc.	5.500%	5/22/54	925	917
	United Parcel Service Inc.	5.600%	5/22/64	500	494
	Valmont Industries Inc.	5.000%	10/1/44	475	429
	Valmont Industries Inc.	5.250%	10/1/54	300	268
[11]	Veralto Corp.	5.500%	9/18/26	625	625
[11]	Veralto Corp.	5.350%	9/18/28	600	602
[11]	Veralto Corp.	5.450%	9/18/33	600	598
	Vontier Corp.	1.800%	4/1/26	500	468
	Vontier Corp.	2.400%	4/1/28	500	443
	Vontier Corp.	2.950%	4/1/31	500	412
	Waste Connections Inc.	4.250%	12/1/28	1,591	1,537

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waste Connections Inc.	3.500%	5/1/29	950	888
	Waste Connections Inc.	2.600%	2/1/30	500	440
	Waste Connections Inc.	2.200%	1/15/32	700	570
	Waste Connections Inc.	4.200%	1/15/33	639	593
	Waste Connections Inc.	5.000%	3/1/34	470	459
	Waste Connections Inc.	3.050%	4/1/50	300	199
	Waste Connections Inc.	2.950%	1/15/52	700	448
	Waste Management Inc.	0.750%	11/15/25	500	470
[6]	Waste Management Inc.	4.950%	7/3/27	375	374
	Waste Management Inc.	3.150%	11/15/27	1,600	1,510
	Waste Management Inc.	1.150%	3/15/28	500	436
	Waste Management Inc.	1.500%	3/15/31	1,400	1,121
[6]	Waste Management Inc.	4.950%	7/3/31	325	322
	Waste Management Inc.	4.150%	4/15/32	2,585	2,436
	Waste Management Inc.	4.625%	2/15/33	250	241
	Waste Management Inc.	4.875%	2/15/34	725	710
	Waste Management Inc.	2.950%	6/1/41	500	362
	Waste Management Inc.	4.150%	7/15/49	325	269
	Waste Management Inc.	2.500%	11/15/50	500	297
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	725	693
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	750	735
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	470	472
	WW Grainger Inc.	4.600%	6/15/45	905	810
	WW Grainger Inc.	3.750%	5/15/46	325	253
	WW Grainger Inc.	4.200%	5/15/47	350	290
	Xylem Inc.	3.250%	11/1/26	300	287
	Xylem Inc.	1.950%	1/30/28	250	225
	Xylem Inc.	2.250%	1/30/31	400	336
	Xylem Inc.	4.375%	11/1/46	475	397
					393,162
Materials (0.3%)
	Air Products and Chemicals Inc.	1.500%	10/15/25	2,700	2,572
	Air Products and Chemicals Inc.	1.850%	5/15/27	150	138
	Air Products and Chemicals Inc.	4.600%	2/8/29	450	445
	Air Products and Chemicals Inc.	2.050%	5/15/30	700	600
	Air Products and Chemicals Inc.	4.800%	3/3/33	400	394
	Air Products and Chemicals Inc.	4.850%	2/8/34	1,240	1,217
	Air Products and Chemicals Inc.	2.700%	5/15/40	600	429
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,000	642
	Albemarle Corp.	4.650%	6/1/27	500	492
	Albemarle Corp.	5.050%	6/1/32	500	480
	Albemarle Corp.	5.450%	12/1/44	325	295
	Albemarle Corp.	5.650%	6/1/52	365	324
	Amcor Finance USA Inc.	4.500%	5/15/28	500	485
	Amcor Finance USA Inc.	5.625%	5/26/33	582	588
	Amcor Flexibles North America Inc.	2.630%	6/19/30	500	429
	Amcor Flexibles North America Inc.	2.690%	5/25/31	500	420
	Amcor Group Finance plc	5.450%	5/23/29	500	502
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	750	673
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	700	612
	ArcelorMittal SA	4.550%	3/11/26	400	393
	ArcelorMittal SA	6.550%	11/29/27	1,035	1,067
	ArcelorMittal SA	4.250%	7/16/29	400	383
	ArcelorMittal SA	6.800%	11/29/32	700	738
	ArcelorMittal SA	6.000%	6/17/34	585	585
	ArcelorMittal SA	7.000%	10/15/39	809	869
	ArcelorMittal SA	6.750%	3/1/41	180	184
	ArcelorMittal SA	6.350%	6/17/54	600	583
	Barrick Gold Corp.	6.450%	10/15/35	375	402
	Barrick North America Finance LLC	5.700%	5/30/41	770	762
	Barrick North America Finance LLC	5.750%	5/1/43	850	845
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	675	687
	Berry Global Inc.	1.570%	1/15/26	1,400	1,316
	Berry Global Inc.	1.650%	1/15/27	1,000	910
	Berry Global Inc.	5.500%	4/15/28	500	499
[11]	Berry Global Inc.	5.800%	6/15/31	675	675
[11]	Berry Global Inc.	5.650%	1/15/34	500	490
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	850	844
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	150	153

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
BHP Billiton Finance USA Ltd.	5.250%	9/8/26	600	601
BHP Billiton Finance USA Ltd.	4.750%	2/28/28	850	844
BHP Billiton Finance USA Ltd.	5.100%	9/8/28	500	502
BHP Billiton Finance USA Ltd.	5.250%	9/8/30	700	710
BHP Billiton Finance USA Ltd.	4.900%	2/28/33	550	539
BHP Billiton Finance USA Ltd.	5.250%	9/8/33	1,200	1,201
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,050	890
BHP Billiton Finance USA Ltd.	5.500%	9/8/53	450	446
Cabot Corp.	4.000%	7/1/29	240	226
Carlisle Cos. Inc.	3.750%	12/1/27	650	619
Carlisle Cos. Inc.	2.750%	3/1/30	675	595
Celanese US Holdings LLC	1.400%	8/5/26	500	459
Celanese US Holdings LLC	6.165%	7/15/27	1,800	1,827
Celanese US Holdings LLC	6.350%	11/15/28	800	822
Celanese US Holdings LLC	6.330%	7/15/29	600	617
Celanese US Holdings LLC	6.550%	11/15/30	800	836
Celanese US Holdings LLC	6.379%	7/15/32	760	781
Celanese US Holdings LLC	6.700%	11/15/33	800	841
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	281
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	350	307
CF Industries Inc.	5.150%	3/15/34	700	671
CF Industries Inc.	4.950%	6/1/43	505	440
CF Industries Inc.	5.375%	3/15/44	700	642
CRH America Finance Inc.	5.400%	5/21/34	625	619
CRH SMW Finance DAC	5.200%	5/21/29	625	625
Dow Chemical Co.	7.375%	11/1/29	58	64
Dow Chemical Co.	2.100%	11/15/30	750	633
Dow Chemical Co.	6.300%	3/15/33	400	422
Dow Chemical Co.	5.150%	2/15/34	400	392
Dow Chemical Co.	4.250%	10/1/34	386	352
Dow Chemical Co.	9.400%	5/15/39	556	736
Dow Chemical Co.	5.250%	11/15/41	375	348
Dow Chemical Co.	4.375%	11/15/42	1,300	1,074
Dow Chemical Co.	4.625%	10/1/44	400	341
Dow Chemical Co.	5.550%	11/30/48	1,075	1,021
Dow Chemical Co.	4.800%	5/15/49	725	618
Dow Chemical Co.	3.600%	11/15/50	1,000	696
Dow Chemical Co.	6.900%	5/15/53	700	778
Dow Chemical Co.	5.600%	2/15/54	400	385
DuPont de Nemours Inc.	4.493%	11/15/25	1,500	1,480
DuPont de Nemours Inc.	5.319%	11/15/38	983	1,010
DuPont de Nemours Inc.	5.419%	11/15/48	1,600	1,657
Eastman Chemical Co.	4.500%	12/1/28	125	121
Eastman Chemical Co.	5.750%	3/8/33	400	404
Eastman Chemical Co.	5.625%	2/20/34	300	298
Eastman Chemical Co.	4.800%	9/1/42	690	600
Eastman Chemical Co.	4.650%	10/15/44	850	712
Ecolab Inc.	2.700%	11/1/26	600	568
Ecolab Inc.	1.650%	2/1/27	200	184
Ecolab Inc.	3.250%	12/1/27	1,400	1,322
Ecolab Inc.	5.250%	1/15/28	300	303
Ecolab Inc.	4.800%	3/24/30	700	697
Ecolab Inc.	1.300%	1/30/31	500	398
Ecolab Inc.	2.125%	2/1/32	300	246
Ecolab Inc.	2.700%	12/15/51	1,290	796
Ecolab Inc.	2.750%	8/18/55	978	588
EIDP Inc.	1.700%	7/15/25	700	674
EIDP Inc.	4.500%	5/15/26	500	493
EIDP Inc.	2.300%	7/15/30	400	344
EIDP Inc.	4.800%	5/15/33	500	482
FMC Corp.	5.150%	5/18/26	300	298
FMC Corp.	3.200%	10/1/26	300	284
FMC Corp.	3.450%	10/1/29	400	360
FMC Corp.	5.650%	5/18/33	500	492
FMC Corp.	4.500%	10/1/49	400	305
FMC Corp.	6.375%	5/18/53	500	496
Freeport-McMoRan Inc.	5.000%	9/1/27	500	495
Freeport-McMoRan Inc.	4.125%	3/1/28	645	619
Freeport-McMoRan Inc.	4.375%	8/1/28	600	579
Freeport-McMoRan Inc.	5.250%	9/1/29	500	497

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Freeport-McMoRan Inc.	4.250%	3/1/30	500	473
	Freeport-McMoRan Inc.	4.625%	8/1/30	700	674
	Freeport-McMoRan Inc.	5.400%	11/14/34	600	588
	Freeport-McMoRan Inc.	5.450%	3/15/43	1,450	1,368
	Georgia-Pacific LLC	8.875%	5/15/31	700	853
	Huntsman International LLC	4.500%	5/1/29	725	687
	Huntsman International LLC	2.950%	6/15/31	300	246
	International Flavors & Fragrances Inc.	4.450%	9/26/28	415	400
	International Paper Co.	5.000%	9/15/35	150	141
	International Paper Co.	6.000%	11/15/41	1,100	1,103
	International Paper Co.	4.800%	6/15/44	850	738
	International Paper Co.	4.400%	8/15/47	560	448
	International Paper Co.	4.350%	8/15/48	800	648
	Kinross Gold Corp.	4.500%	7/15/27	100	97
	Kinross Gold Corp.	6.250%	7/15/33	500	522
	Linde Inc.	4.700%	12/5/25	500	497
	Linde Inc.	3.200%	1/30/26	1,200	1,164
	Linde Inc.	1.100%	8/10/30	500	403
	Linde Inc.	3.550%	11/7/42	300	239
	Linde Inc.	2.000%	8/10/50	700	382
	LYB International Finance BV	5.250%	7/15/43	700	635
	LYB International Finance BV	4.875%	3/15/44	1,100	956
	LYB International Finance III LLC	1.250%	10/1/25	1,962	1,857
	LYB International Finance III LLC	2.250%	10/1/30	400	338
	LYB International Finance III LLC	5.625%	5/15/33	156	158
	LYB International Finance III LLC	5.500%	3/1/34	625	618
	LYB International Finance III LLC	3.375%	10/1/40	600	439
	LYB International Finance III LLC	4.200%	10/15/49	870	667
	LYB International Finance III LLC	4.200%	5/1/50	850	646
	LYB International Finance III LLC	3.625%	4/1/51	800	550
	LYB International Finance III LLC	3.800%	10/1/60	400	270
	LyondellBasell Industries NV	4.625%	2/26/55	910	738
	Martin Marietta Materials Inc.	3.450%	6/1/27	500	478
[8]	Martin Marietta Materials Inc.	2.500%	3/15/30	375	326
	Martin Marietta Materials Inc.	2.400%	7/15/31	856	708
	Martin Marietta Materials Inc.	4.250%	12/15/47	600	488
	Martin Marietta Materials Inc.	3.200%	7/15/51	743	495
	Mosaic Co.	4.050%	11/15/27	600	576
	Mosaic Co.	5.375%	11/15/28	300	301
	Mosaic Co.	5.450%	11/15/33	400	396
	Mosaic Co.	4.875%	11/15/41	400	351
	Mosaic Co.	5.625%	11/15/43	425	402
	NewMarket Corp.	2.700%	3/18/31	500	416
[11]	Newmont Corp.	5.300%	3/15/26	845	845
	Newmont Corp.	2.800%	10/1/29	550	493
	Newmont Corp.	2.250%	10/1/30	2,900	2,473
	Newmont Corp.	2.600%	7/15/32	800	667
[8]	Newmont Corp.	5.875%	4/1/35	725	750
	Newmont Corp.	6.250%	10/1/39	700	739
	Newmont Corp.	4.875%	3/15/42	1,025	945
	Newmont Corp.	5.450%	6/9/44	500	483
[11]	Newmont Corp.	4.200%	5/13/50	400	325
	Nucor Corp.	4.300%	5/23/27	250	245
	Nucor Corp.	2.700%	6/1/30	300	265
	Nucor Corp.	3.125%	4/1/32	500	433
	Nucor Corp.	6.400%	12/1/37	400	432
	Nucor Corp.	3.850%	4/1/52	200	152
	Nucor Corp.	2.979%	12/15/55	1,230	756
	Nutrien Ltd.	5.950%	11/7/25	300	302
	Nutrien Ltd.	4.000%	12/15/26	500	484
	Nutrien Ltd.	5.200%	6/21/27	400	400
	Nutrien Ltd.	4.900%	3/27/28	300	296
	Nutrien Ltd.	2.950%	5/13/30	3,225	2,853
	Nutrien Ltd.	5.400%	6/21/34	500	493
	Nutrien Ltd.	4.125%	3/15/35	1,250	1,115
	Nutrien Ltd.	5.875%	12/1/36	300	308
	Nutrien Ltd.	5.625%	12/1/40	385	373
	Nutrien Ltd.	4.900%	6/1/43	425	378
	Nutrien Ltd.	5.250%	1/15/45	286	263
	Nutrien Ltd.	5.000%	4/1/49	1,199	1,056

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nutrien Ltd.	5.800%	3/27/53	1,184	1,168
	Packaging Corp. of America	3.400%	12/15/27	400	378
	Packaging Corp. of America	3.000%	12/15/29	950	849
	Packaging Corp. of America	4.050%	12/15/49	600	474
	Packaging Corp. of America	3.050%	10/1/51	100	65
	PPG Industries Inc.	1.200%	3/15/26	500	466
	PPG Industries Inc.	2.550%	6/15/30	600	523
	Reliance Inc.	1.300%	8/15/25	675	642
	Reliance Inc.	2.150%	8/15/30	800	669
	Rio Tinto Alcan Inc.	6.125%	12/15/33	725	768
	Rio Tinto Alcan Inc.	5.750%	6/1/35	450	469
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	243
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,065	1,030
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	1,400	867
	Rio Tinto Finance USA plc	5.000%	3/9/33	300	299
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,100	1,017
	Rio Tinto Finance USA plc	4.125%	8/21/42	619	524
	Rio Tinto Finance USA plc	5.125%	3/9/53	1,000	941
	Rohm & Haas Co.	7.850%	7/15/29	150	166
	RPM International Inc.	3.750%	3/15/27	150	144
	RPM International Inc.	4.550%	3/1/29	275	266
	RPM International Inc.	2.950%	1/15/32	250	209
	RPM International Inc.	5.250%	6/1/45	75	69
	RPM International Inc.	4.250%	1/15/48	450	372
	Sherwin-Williams Co.	3.450%	8/1/25	900	880
	Sherwin-Williams Co.	4.250%	8/8/25	200	197
	Sherwin-Williams Co.	3.950%	1/15/26	600	587
	Sherwin-Williams Co.	3.450%	6/1/27	300	286
	Sherwin-Williams Co.	2.950%	8/15/29	700	631
	Sherwin-Williams Co.	2.300%	5/15/30	500	429
	Sherwin-Williams Co.	2.200%	3/15/32	500	406
	Sherwin-Williams Co.	4.000%	12/15/42	220	177
	Sherwin-Williams Co.	4.550%	8/1/45	270	229
	Sherwin-Williams Co.	4.500%	6/1/47	1,100	929
	Sherwin-Williams Co.	3.800%	8/15/49	504	380
	Sherwin-Williams Co.	3.300%	5/15/50	400	272
[11]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	550	547
[11]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	840	832
[11]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	1,155	1,147
	Sonoco Products Co.	2.250%	2/1/27	500	462
	Sonoco Products Co.	3.125%	5/1/30	2,125	1,886
	Southern Copper Corp.	7.500%	7/27/35	850	985
	Southern Copper Corp.	6.750%	4/16/40	750	815
	Southern Copper Corp.	5.250%	11/8/42	1,300	1,210
	Southern Copper Corp.	5.875%	4/23/45	1,280	1,263
	Steel Dynamics Inc.	1.650%	10/15/27	1,300	1,160
	Steel Dynamics Inc.	3.250%	1/15/31	1,300	1,151
[6]	Steel Dynamics Inc.	5.375%	8/15/34	295	290
	Suzano Austria GmbH	6.000%	1/15/29	1,050	1,047
	Suzano Austria GmbH	5.000%	1/15/30	1,200	1,134
	Suzano Austria GmbH	3.750%	1/15/31	1,020	886
[8]	Suzano Austria GmbH	3.125%	1/15/32	850	694
	Suzano International Finance BV	5.500%	1/17/27	1,173	1,165
	Teck Resources Ltd.	3.900%	7/15/30	1,000	928
	Teck Resources Ltd.	6.125%	10/1/35	246	251
	Teck Resources Ltd.	6.000%	8/15/40	485	477
	Teck Resources Ltd.	5.200%	3/1/42	585	522
	Teck Resources Ltd.	5.400%	2/1/43	240	218
	Vale Overseas Ltd.	3.750%	7/8/30	1,100	990
	Vale Overseas Ltd.	6.125%	6/12/33	1,000	1,006
	Vale Overseas Ltd.	8.250%	1/17/34	375	439
	Vale Overseas Ltd.	6.875%	11/21/36	1,480	1,580
	Vale Overseas Ltd.	6.875%	11/10/39	1,110	1,182
	Vale Overseas Ltd.	6.400%	6/28/54	850	836
	Vale SA	5.625%	9/11/42	238	231
	Vulcan Materials Co.	3.500%	6/1/30	575	525
	Vulcan Materials Co.	4.500%	6/15/47	1,050	875
	Westlake Corp.	3.375%	6/15/30	400	361
	Westlake Corp.	2.875%	8/15/41	350	236
	Westlake Corp.	5.000%	8/15/46	575	503

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westlake Corp.	4.375%	11/15/47	435	352
	Westlake Corp.	3.125%	8/15/51	500	314
	Westlake Corp.	3.375%	8/15/61	400	242
	WestRock MWV LLC	8.200%	1/15/30	475	542
	WestRock MWV LLC	7.950%	2/15/31	275	312
	WRKCo Inc.	4.650%	3/15/26	600	591
	WRKCo Inc.	4.000%	3/15/28	800	766
	WRKCo Inc.	3.900%	6/1/28	607	578
	WRKCo Inc.	4.900%	3/15/29	825	820
	WRKCo Inc.	4.200%	6/1/32	700	655
	Yamana Gold Inc.	2.630%	8/15/31	180	150
					160,706
Real Estate (0.4%)
	Agree LP	2.000%	6/15/28	500	442
	Agree LP	4.800%	10/1/32	500	469
	Agree LP	2.600%	6/15/33	500	393
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	335
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	193
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,529	1,342
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	483
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	388	379
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	600	529
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	3,000	2,258
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	715	578
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	500	464
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	200	169
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	565	419
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	301
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	565	379
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	200	176
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	500	469
	American Assets Trust LP	3.375%	2/1/31	500	410
	American Homes 4 Rent LP	4.900%	2/15/29	725	708
	American Homes 4 Rent LP	2.375%	7/15/31	675	548
	American Homes 4 Rent LP	3.625%	4/15/32	250	218
	American Homes 4 Rent LP	5.500%	2/1/34	490	482
	American Homes 4 Rent LP	5.500%	7/15/34	425	418
	American Homes 4 Rent LP	3.375%	7/15/51	500	327
	American Tower Corp.	1.600%	4/15/26	500	467
	American Tower Corp.	1.450%	9/15/26	550	504
	American Tower Corp.	3.375%	10/15/26	1,069	1,021
	American Tower Corp.	2.750%	1/15/27	2,709	2,542
	American Tower Corp.	3.125%	1/15/27	975	924
	American Tower Corp.	3.650%	3/15/27	600	575
	American Tower Corp.	3.550%	7/15/27	1,100	1,044
	American Tower Corp.	3.600%	1/15/28	500	472
	American Tower Corp.	1.500%	1/31/28	1,000	876
	American Tower Corp.	5.800%	11/15/28	600	612
	American Tower Corp.	5.200%	2/15/29	500	498
	American Tower Corp.	3.800%	8/15/29	1,475	1,371
	American Tower Corp.	2.900%	1/15/30	1,490	1,314
	American Tower Corp.	2.100%	6/15/30	560	469
	American Tower Corp.	1.875%	10/15/30	700	570
	American Tower Corp.	2.700%	4/15/31	500	422
	American Tower Corp.	2.300%	9/15/31	550	449
	American Tower Corp.	4.050%	3/15/32	600	549
	American Tower Corp.	5.550%	7/15/33	725	724
	American Tower Corp.	5.450%	2/15/34	800	793
	American Tower Corp.	3.700%	10/15/49	500	362
	American Tower Corp.	3.100%	6/15/50	560	361
	American Tower Corp.	2.950%	1/15/51	1,000	626
[8]	AvalonBay Communities Inc.	2.950%	5/11/26	250	240
[8]	AvalonBay Communities Inc.	2.900%	10/15/26	50	47
[8]	AvalonBay Communities Inc.	3.200%	1/15/28	350	329
[8]	AvalonBay Communities Inc.	2.300%	3/1/30	500	432
[8]	AvalonBay Communities Inc.	2.450%	1/15/31	855	727
	AvalonBay Communities Inc.	2.050%	1/15/32	1,500	1,227
	AvalonBay Communities Inc.	5.300%	12/7/33	500	496
	AvalonBay Communities Inc.	5.350%	6/1/34	300	300

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	AvalonBay Communities Inc.	3.900%	10/15/46	280	218
	Boston Properties LP	2.750%	10/1/26	475	443
	Boston Properties LP	6.750%	12/1/27	2,025	2,077
	Boston Properties LP	2.900%	3/15/30	1,000	849
	Boston Properties LP	3.250%	1/30/31	600	507
	Boston Properties LP	2.550%	4/1/32	500	390
	Boston Properties LP	2.450%	10/1/33	1,030	764
	Boston Properties LP	6.500%	1/15/34	298	304
	Brixmor Operating Partnership LP	4.125%	6/15/26	400	390
	Brixmor Operating Partnership LP	3.900%	3/15/27	300	288
	Brixmor Operating Partnership LP	2.250%	4/1/28	1,500	1,338
	Brixmor Operating Partnership LP	4.125%	5/15/29	588	555
	Brixmor Operating Partnership LP	4.050%	7/1/30	1,400	1,299
	Brixmor Operating Partnership LP	5.750%	2/15/35	335	334
	Camden Property Trust	4.100%	10/15/28	250	240
	Camden Property Trust	3.150%	7/1/29	600	547
	Camden Property Trust	3.350%	11/1/49	800	560
	CBRE Services Inc.	4.875%	3/1/26	625	618
	CBRE Services Inc.	5.500%	4/1/29	400	402
	CBRE Services Inc.	2.500%	4/1/31	500	416
	CBRE Services Inc.	5.950%	8/15/34	600	607
	COPT Defense Properties LP	2.000%	1/15/29	300	255
	COPT Defense Properties LP	2.900%	12/1/33	1,975	1,558
	Crown Castle Inc.	1.350%	7/15/25	522	499
	Crown Castle Inc.	4.450%	2/15/26	1,405	1,380
	Crown Castle Inc.	3.700%	6/15/26	1,175	1,136
	Crown Castle Inc.	1.050%	7/15/26	500	458
	Crown Castle Inc.	2.900%	3/15/27	700	657
	Crown Castle Inc.	3.650%	9/1/27	1,190	1,131
	Crown Castle Inc.	5.000%	1/11/28	235	232
	Crown Castle Inc.	3.800%	2/15/28	525	497
	Crown Castle Inc.	4.800%	9/1/28	600	587
	Crown Castle Inc.	3.100%	11/15/29	400	357
	Crown Castle Inc.	3.300%	7/1/30	1,300	1,159
	Crown Castle Inc.	2.250%	1/15/31	1,250	1,028
	Crown Castle Inc.	2.100%	4/1/31	500	405
	Crown Castle Inc.	2.500%	7/15/31	600	495
	Crown Castle Inc.	5.100%	5/1/33	600	578
	Crown Castle Inc.	2.900%	4/1/41	1,300	899
	Crown Castle Inc.	4.750%	5/15/47	300	255
	Crown Castle Inc.	5.200%	2/15/49	430	390
	Crown Castle Inc.	4.150%	7/1/50	700	545
	Crown Castle Inc.	3.250%	1/15/51	1,200	794
	CubeSmart LP	4.000%	11/15/25	160	156
	CubeSmart LP	3.125%	9/1/26	425	405
	CubeSmart LP	2.250%	12/15/28	500	440
	CubeSmart LP	4.375%	2/15/29	250	240
	CubeSmart LP	3.000%	2/15/30	500	443
	CubeSmart LP	2.000%	2/15/31	300	243
	CubeSmart LP	2.500%	2/15/32	500	409
	Digital Realty Trust LP	5.550%	1/15/28	500	504
	Digital Realty Trust LP	4.450%	7/15/28	1,350	1,308
	Digital Realty Trust LP	3.600%	7/1/29	700	649
	DOC DR LLC	4.300%	3/15/27	744	728
	DOC DR LLC	3.950%	1/15/28	300	287
	DOC DR LLC	2.625%	11/1/31	437	361
	EPR Properties	4.500%	6/1/27	564	540
	EPR Properties	3.750%	8/15/29	686	612
	EPR Properties	3.600%	11/15/31	370	309
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	272	272
	Equinix Inc.	1.250%	7/15/25	500	478
	Equinix Inc.	1.000%	9/15/25	500	473
	Equinix Inc.	1.450%	5/15/26	420	390
	Equinix Inc.	2.900%	11/18/26	1,250	1,180
	Equinix Inc.	1.800%	7/15/27	1,150	1,039
	Equinix Inc.	1.550%	3/15/28	116	101
	Equinix Inc.	2.000%	5/15/28	250	221
	Equinix Inc.	3.200%	11/18/29	2,000	1,804
	Equinix Inc.	2.150%	7/15/30	825	691
	Equinix Inc.	3.900%	4/15/32	300	273

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equinix Inc.	3.000%	7/15/50	400	253
	Equinix Inc.	2.950%	9/15/51	400	247
	Equinix Inc.	3.400%	2/15/52	725	496
	ERP Operating LP	2.850%	11/1/26	1,300	1,233
	ERP Operating LP	3.500%	3/1/28	500	474
	ERP Operating LP	4.150%	12/1/28	300	290
	ERP Operating LP	3.000%	7/1/29	250	227
	ERP Operating LP	2.500%	2/15/30	300	262
	ERP Operating LP	1.850%	8/1/31	600	484
	ERP Operating LP	4.500%	7/1/44	600	508
	ERP Operating LP	4.500%	6/1/45	350	293
	ERP Operating LP	4.000%	8/1/47	105	81
	Essex Portfolio LP	3.375%	4/15/26	963	929
	Essex Portfolio LP	4.000%	3/1/29	280	265
	Essex Portfolio LP	3.000%	1/15/30	405	359
	Essex Portfolio LP	1.650%	1/15/31	877	695
	Essex Portfolio LP	2.650%	3/15/32	455	376
	Essex Portfolio LP	4.500%	3/15/48	1,000	824
	Extra Space Storage LP	3.500%	7/1/26	475	457
	Extra Space Storage LP	3.875%	12/15/27	100	95
	Extra Space Storage LP	5.700%	4/1/28	300	303
	Extra Space Storage LP	3.900%	4/1/29	500	470
	Extra Space Storage LP	4.000%	6/15/29	125	117
	Extra Space Storage LP	5.500%	7/1/30	500	504
	Extra Space Storage LP	2.200%	10/15/30	510	423
	Extra Space Storage LP	5.900%	1/15/31	300	306
	Extra Space Storage LP	2.550%	6/1/31	500	416
	Extra Space Storage LP	2.400%	10/15/31	950	780
	Extra Space Storage LP	2.350%	3/15/32	700	558
	Extra Space Storage LP	5.400%	2/1/34	485	475
	Federal Realty OP LP	3.250%	7/15/27	225	212
	Federal Realty OP LP	5.375%	5/1/28	400	400
	Federal Realty OP LP	3.200%	6/15/29	161	146
	Federal Realty OP LP	4.500%	12/1/44	825	668
	GLP Capital LP	5.375%	4/15/26	2,200	2,182
	GLP Capital LP	5.750%	6/1/28	100	100
	GLP Capital LP	5.300%	1/15/29	575	566
	GLP Capital LP	4.000%	1/15/30	570	521
	GLP Capital LP	4.000%	1/15/31	800	717
	Healthcare Realty Holdings LP	3.500%	8/1/26	877	839
	Healthcare Realty Holdings LP	3.750%	7/1/27	400	379
	Healthcare Realty Holdings LP	3.100%	2/15/30	395	345
	Healthcare Realty Holdings LP	2.000%	3/15/31	500	394
	Healthpeak OP LLC	3.250%	7/15/26	150	144
	Healthpeak OP LLC	3.500%	7/15/29	646	596
	Healthpeak OP LLC	3.000%	1/15/30	2,000	1,775
	Healthpeak OP LLC	2.875%	1/15/31	100	86
	Healthpeak OP LLC	5.250%	12/15/32	500	491
	Healthpeak OP LLC	6.750%	2/1/41	175	191
	Highwoods Realty LP	4.125%	3/15/28	850	795
	Highwoods Realty LP	3.050%	2/15/30	500	424
	Highwoods Realty LP	7.650%	2/1/34	450	483
[8]	Host Hotels & Resorts LP	3.375%	12/15/29	400	357
[8]	Host Hotels & Resorts LP	3.500%	9/15/30	913	806
[8]	Host Hotels & Resorts LP	2.900%	12/15/31	394	328
	Host Hotels & Resorts LP	5.700%	7/1/34	500	492
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	675	598
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	118	118
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	228	225
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	675	532
	Jones Lang LaSalle Inc.	6.875%	12/1/28	400	421
	Kilroy Realty LP	3.450%	12/15/24	850	839
	Kilroy Realty LP	4.750%	12/15/28	350	331
	Kilroy Realty LP	2.500%	11/15/32	500	374
	Kilroy Realty LP	2.650%	11/15/33	1,500	1,102
	Kimco Realty OP LLC	2.800%	10/1/26	1,294	1,224
	Kimco Realty OP LLC	2.700%	10/1/30	250	216
	Kimco Realty OP LLC	2.250%	12/1/31	500	401
	Kimco Realty OP LLC	3.200%	4/1/32	500	429
	Kimco Realty OP LLC	4.600%	2/1/33	575	539

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kimco Realty OP LLC	6.400%	3/1/34	650	688
Kimco Realty OP LLC	4.250%	4/1/45	425	340
Kimco Realty OP LLC	4.450%	9/1/47	250	200
Kite Realty Group LP	4.000%	10/1/26	725	702
Kite Realty Group LP	5.500%	3/1/34	494	483
LXP Industrial Trust	6.750%	11/15/28	240	249
LXP Industrial Trust	2.700%	9/15/30	500	422
Mid-America Apartments LP	3.600%	6/1/27	1,431	1,373
Mid-America Apartments LP	3.950%	3/15/29	400	383
Mid-America Apartments LP	2.750%	3/15/30	295	261
Mid-America Apartments LP	1.700%	2/15/31	900	722
Mid-America Apartments LP	2.875%	9/15/51	500	310
National Health Investors Inc.	3.000%	2/1/31	1,000	817
NNN REIT Inc.	4.000%	11/15/25	450	441
NNN REIT Inc.	3.600%	12/15/26	449	431
NNN REIT Inc.	3.500%	10/15/27	550	521
NNN REIT Inc.	4.300%	10/15/28	300	289
NNN REIT Inc.	2.500%	4/15/30	325	279
NNN REIT Inc.	5.600%	10/15/33	400	398
NNN REIT Inc.	5.500%	6/15/34	430	426
NNN REIT Inc.	4.800%	10/15/48	250	212
NNN REIT Inc.	3.100%	4/15/50	500	318
NNN REIT Inc.	3.500%	4/15/51	500	348
NNN REIT Inc.	3.000%	4/15/52	500	311
Omega Healthcare Investors Inc.	5.250%	1/15/26	475	471
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	290
Omega Healthcare Investors Inc.	3.625%	10/1/29	1,750	1,562
Omega Healthcare Investors Inc.	3.375%	2/1/31	750	640
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	500	408
Piedmont Operating Partnership LP	9.250%	7/20/28	320	341
Piedmont Operating Partnership LP	6.875%	7/15/29	400	395
Piedmont Operating Partnership LP	3.150%	8/15/30	250	199
Piedmont Operating Partnership LP	2.750%	4/1/32	262	192
Prologis LP	3.250%	6/30/26	1,075	1,036
Prologis LP	3.250%	10/1/26	583	559
Prologis LP	2.125%	4/15/27	1,211	1,118
Prologis LP	3.375%	12/15/27	250	237
Prologis LP	4.875%	6/15/28	500	498
Prologis LP	3.875%	9/15/28	300	287
Prologis LP	4.000%	9/15/28	500	481
Prologis LP	4.375%	2/1/29	50	49
Prologis LP	2.875%	11/15/29	250	225
Prologis LP	2.250%	4/15/30	400	344
Prologis LP	1.750%	7/1/30	750	620
Prologis LP	1.250%	10/15/30	1,214	969
Prologis LP	1.625%	3/15/31	1,000	799
Prologis LP	2.250%	1/15/32	400	327
Prologis LP	4.750%	6/15/33	200	193
Prologis LP	5.125%	1/15/34	380	375
Prologis LP	5.000%	3/15/34	1,236	1,210
Prologis LP	4.375%	9/15/48	300	252
Prologis LP	3.050%	3/1/50	175	115
Prologis LP	3.000%	4/15/50	510	330
Prologis LP	2.125%	10/15/50	500	266
Prologis LP	5.250%	6/15/53	700	661
Prologis LP	5.250%	3/15/54	500	473
Public Storage Operating Co.	1.500%	11/9/26	575	529
Public Storage Operating Co.	3.094%	9/15/27	300	283
Public Storage Operating Co.	1.850%	5/1/28	600	534
Public Storage Operating Co.	1.950%	11/9/28	575	507
Public Storage Operating Co.	5.125%	1/15/29	350	353
Public Storage Operating Co.	3.385%	5/1/29	520	486
Public Storage Operating Co.	2.300%	5/1/31	1,000	841
Public Storage Operating Co.	2.250%	11/9/31	375	310
Public Storage Operating Co.	5.100%	8/1/33	525	521
Public Storage Operating Co.	5.350%	8/1/53	750	723
Rayonier LP	2.750%	5/17/31	375	313
Realty Income Corp.	4.625%	11/1/25	738	729
Realty Income Corp.	4.875%	6/1/26	350	347
Realty Income Corp.	4.125%	10/15/26	775	756

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Realty Income Corp.	3.000%	1/15/27	525	497
	Realty Income Corp.	3.200%	1/15/27	315	298
	Realty Income Corp.	3.950%	8/15/27	475	458
	Realty Income Corp.	3.400%	1/15/28	1,000	943
	Realty Income Corp.	3.650%	1/15/28	1,290	1,227
	Realty Income Corp.	2.100%	3/15/28	1,200	1,075
	Realty Income Corp.	2.200%	6/15/28	500	447
	Realty Income Corp.	4.700%	12/15/28	450	442
	Realty Income Corp.	4.750%	2/15/29	750	737
	Realty Income Corp.	3.250%	6/15/29	575	528
	Realty Income Corp.	4.000%	7/15/29	245	232
	Realty Income Corp.	3.100%	12/15/29	500	449
	Realty Income Corp.	3.400%	1/15/30	520	474
	Realty Income Corp.	3.250%	1/15/31	831	734
	Realty Income Corp.	2.850%	12/15/32	500	412
	Realty Income Corp.	1.800%	3/15/33	500	376
	Realty Income Corp.	4.900%	7/15/33	300	287
	Realty Income Corp.	5.125%	2/15/34	1,050	1,019
	Realty Income Corp.	4.650%	3/15/47	820	707
	Regency Centers LP	3.600%	2/1/27	340	326
	Regency Centers LP	4.125%	3/15/28	250	241
	Regency Centers LP	2.950%	9/15/29	400	359
	Regency Centers LP	5.250%	1/15/34	1,000	974
	Regency Centers LP	4.400%	2/1/47	400	323
	Rexford Industrial Realty LP	5.000%	6/15/28	300	297
	Rexford Industrial Realty LP	2.150%	9/1/31	650	518
	Sabra Health Care LP	5.125%	8/15/26	1,332	1,312
	Sabra Health Care LP	3.200%	12/1/31	350	291
	Safehold GL Holdings LLC	2.850%	1/15/32	650	534
	Safehold GL Holdings LLC	6.100%	4/1/34	215	213
	Simon Property Group LP	3.500%	9/1/25	700	685
	Simon Property Group LP	3.300%	1/15/26	195	189
	Simon Property Group LP	3.250%	11/30/26	300	287
	Simon Property Group LP	1.375%	1/15/27	500	456
	Simon Property Group LP	3.375%	6/15/27	820	782
	Simon Property Group LP	3.375%	12/1/27	1,000	946
	Simon Property Group LP	1.750%	2/1/28	500	445
	Simon Property Group LP	2.450%	9/13/29	1,595	1,402
	Simon Property Group LP	2.650%	7/15/30	500	435
	Simon Property Group LP	2.200%	2/1/31	600	496
	Simon Property Group LP	2.250%	1/15/32	500	406
	Simon Property Group LP	2.650%	2/1/32	700	584
	Simon Property Group LP	6.250%	1/15/34	400	422
	Simon Property Group LP	6.750%	2/1/40	750	813
	Simon Property Group LP	4.750%	3/15/42	350	308
	Simon Property Group LP	4.250%	11/30/46	425	342
	Simon Property Group LP	3.250%	9/13/49	1,100	738
	Simon Property Group LP	3.800%	7/15/50	1,500	1,101
	Simon Property Group LP	6.650%	1/15/54	400	440
	SITE Centers Corp.	3.625%	2/1/25	463	457
	SITE Centers Corp.	4.250%	2/1/26	250	247
	SITE Centers Corp.	4.700%	6/1/27	1,000	993
	Store Capital LLC	4.500%	3/15/28	225	214
	Store Capital LLC	4.625%	3/15/29	300	283
	Sun Communities Operating LP	2.300%	11/1/28	725	637
	Sun Communities Operating LP	5.500%	1/15/29	500	500
	Sun Communities Operating LP	2.700%	7/15/31	500	413
	Sun Communities Operating LP	4.200%	4/15/32	500	448
	Sun Communities Operating LP	5.700%	1/15/33	500	492
	Tanger Properties LP	3.125%	9/1/26	723	682
	Tanger Properties LP	3.875%	7/15/27	250	237
[8]	UDR Inc.	2.950%	9/1/26	600	568
[8]	UDR Inc.	3.500%	7/1/27	150	142
[8]	UDR Inc.	3.500%	1/15/28	50	47
[8]	UDR Inc.	3.200%	1/15/30	240	217
[8]	UDR Inc.	2.100%	8/1/32	1,175	919
[8]	UDR Inc.	1.900%	3/15/33	1,000	756
	UDR Inc.	3.100%	11/1/34	265	213
	Ventas Realty LP	3.850%	4/1/27	275	264
	Ventas Realty LP	3.000%	1/15/30	325	287

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ventas Realty LP	5.625%	7/1/34	208	206
Ventas Realty LP	5.700%	9/30/43	325	312
Ventas Realty LP	4.875%	4/15/49	650	552
VICI Properties LP	4.750%	2/15/28	900	878
VICI Properties LP	4.950%	2/15/30	900	868
VICI Properties LP	5.125%	5/15/32	900	858
VICI Properties LP	5.750%	4/1/34	450	445
VICI Properties LP	5.625%	5/15/52	950	851
VICI Properties LP	6.125%	4/1/54	300	287
Welltower OP LLC	4.250%	4/1/26	856	839
Welltower OP LLC	2.700%	2/15/27	662	624
Welltower OP LLC	4.250%	4/15/28	750	725
Welltower OP LLC	4.125%	3/15/29	500	478
Welltower OP LLC	3.100%	1/15/30	1,250	1,120
Welltower OP LLC	2.750%	1/15/31	500	431
Welltower OP LLC	2.800%	6/1/31	700	598
Welltower OP LLC	2.750%	1/15/32	525	441
Welltower OP LLC	3.850%	6/15/32	500	450
Welltower OP LLC	6.500%	3/15/41	200	216
Welltower OP LLC	4.950%	9/1/48	400	362
Weyerhaeuser Co.	4.750%	5/15/26	253	250
Weyerhaeuser Co.	4.000%	11/15/29	750	704
Weyerhaeuser Co.	4.000%	4/15/30	800	747
Weyerhaeuser Co.	7.375%	3/15/32	219	245
Weyerhaeuser Co.	3.375%	3/9/33	438	375
Weyerhaeuser Co.	4.000%	3/9/52	500	379
WP Carey Inc.	4.250%	10/1/26	300	292
WP Carey Inc.	3.850%	7/15/29	200	187
WP Carey Inc.	2.250%	4/1/33	1,000	774
				198,810
Technology (0.8%)
Adobe Inc.	2.150%	2/1/27	500	466
Adobe Inc.	4.850%	4/4/27	500	500
Adobe Inc.	2.300%	2/1/30	1,060	929
Adobe Inc.	4.950%	4/4/34	700	697
Advanced Micro Devices Inc.	3.924%	6/1/32	300	278
Amdocs Ltd.	2.538%	6/15/30	600	511
Analog Devices Inc.	3.500%	12/5/26	500	482
Analog Devices Inc.	3.450%	6/15/27	250	240
Analog Devices Inc.	1.700%	10/1/28	800	705
Analog Devices Inc.	2.100%	10/1/31	900	744
Analog Devices Inc.	2.800%	10/1/41	1,050	740
Analog Devices Inc.	2.950%	10/1/51	950	620
Apple Inc.	0.550%	8/20/25	1,000	950
Apple Inc.	0.700%	2/8/26	2,200	2,055
Apple Inc.	3.250%	2/23/26	3,805	3,700
Apple Inc.	2.450%	8/4/26	500	475
Apple Inc.	2.050%	9/11/26	3,000	2,821
Apple Inc.	3.350%	2/9/27	200	193
Apple Inc.	3.200%	5/11/27	2,700	2,588
Apple Inc.	2.900%	9/12/27	2,331	2,202
Apple Inc.	3.000%	11/13/27	1,025	971
Apple Inc.	1.200%	2/8/28	2,200	1,946
Apple Inc.	4.000%	5/10/28	1,525	1,493
Apple Inc.	1.400%	8/5/28	631	555
Apple Inc.	2.200%	9/11/29	1,475	1,308
Apple Inc.	4.150%	5/10/30	408	400
Apple Inc.	1.650%	5/11/30	2,000	1,685
Apple Inc.	1.250%	8/20/30	1,000	819
Apple Inc.	1.650%	2/8/31	2,500	2,067
Apple Inc.	1.700%	8/5/31	900	736
Apple Inc.	3.350%	8/8/32	3,325	3,016
Apple Inc.	4.500%	2/23/36	825	806
Apple Inc.	2.375%	2/8/41	1,300	899
Apple Inc.	3.850%	5/4/43	2,825	2,365
Apple Inc.	4.450%	5/6/44	1,236	1,142
Apple Inc.	3.450%	2/9/45	1,594	1,237
Apple Inc.	4.375%	5/13/45	1,775	1,579
Apple Inc.	4.650%	2/23/46	3,720	3,433

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	3.850%	8/4/46	1,750	1,428
	Apple Inc.	3.750%	9/12/47	842	672
	Apple Inc.	3.750%	11/13/47	1,000	796
	Apple Inc.	2.950%	9/11/49	1,600	1,093
	Apple Inc.	2.650%	5/11/50	1,855	1,185
	Apple Inc.	2.400%	8/20/50	1,732	1,048
	Apple Inc.	2.650%	2/8/51	3,596	2,272
	Apple Inc.	2.700%	8/5/51	1,600	1,015
	Apple Inc.	3.950%	8/8/52	1,500	1,218
	Apple Inc.	4.850%	5/10/53	377	365
	Apple Inc.	2.550%	8/20/60	1,100	668
	Apple Inc.	2.800%	2/8/61	2,000	1,221
	Apple Inc.	2.850%	8/5/61	1,300	799
	Applied Materials Inc.	3.900%	10/1/25	456	449
	Applied Materials Inc.	3.300%	4/1/27	1,065	1,023
	Applied Materials Inc.	1.750%	6/1/30	350	295
	Applied Materials Inc.	5.100%	10/1/35	400	405
	Applied Materials Inc.	5.850%	6/15/41	250	264
	Applied Materials Inc.	4.350%	4/1/47	1,225	1,069
	Applied Materials Inc.	2.750%	6/1/50	550	360
	Arrow Electronics Inc.	3.875%	1/12/28	400	379
	Arrow Electronics Inc.	2.950%	2/15/32	400	334
	Arrow Electronics Inc.	5.875%	4/10/34	500	495
	Atlassian Corp.	5.250%	5/15/29	500	500
	Atlassian Corp.	5.500%	5/15/34	500	495
	Autodesk Inc.	3.500%	6/15/27	375	359
	Autodesk Inc.	2.850%	1/15/30	360	321
	Autodesk Inc.	2.400%	12/15/31	900	746
	Automatic Data Processing Inc.	3.375%	9/15/25	825	807
	Automatic Data Processing Inc.	1.700%	5/15/28	1,000	893
	Automatic Data Processing Inc.	1.250%	9/1/30	1,100	890
	Avnet Inc.	4.625%	4/15/26	450	442
	Avnet Inc.	6.250%	3/15/28	419	430
	Avnet Inc.	3.000%	5/15/31	200	168
	Block Financial LLC	5.250%	10/1/25	350	347
	Block Financial LLC	2.500%	7/15/28	400	359
	Block Financial LLC	3.875%	8/15/30	600	550
	Booz Allen Hamilton Inc.	5.950%	8/4/33	550	565
	Broadcom Corp.	3.875%	1/15/27	3,150	3,049
	Broadcom Corp.	3.500%	1/15/28	800	757
	Broadcom Inc.	3.150%	11/15/25	1,233	1,195
	Broadcom Inc.	3.459%	9/15/26	588	566
[11]	Broadcom Inc.	1.950%	2/15/28	600	537
	Broadcom Inc.	4.110%	9/15/28	1,865	1,799
[11]	Broadcom Inc.	4.000%	4/15/29	500	476
	Broadcom Inc.	4.750%	4/15/29	1,500	1,479
	Broadcom Inc.	5.000%	4/15/30	550	550
	Broadcom Inc.	4.150%	11/15/30	2,000	1,889
[11]	Broadcom Inc.	2.450%	2/15/31	3,000	2,526
[11]	Broadcom Inc.	4.150%	4/15/32	1,000	921
	Broadcom Inc.	4.300%	11/15/32	1,750	1,636
[11]	Broadcom Inc.	2.600%	2/15/33	1,500	1,214
[11]	Broadcom Inc.	3.419%	4/15/33	1,892	1,631
[11]	Broadcom Inc.	3.469%	4/15/34	3,652	3,112
[11]	Broadcom Inc.	3.187%	11/15/36	2,800	2,215
[11]	Broadcom Inc.	4.926%	5/15/37	2,850	2,680
[11]	Broadcom Inc.	3.500%	2/15/41	2,605	1,996
[11]	Broadcom Inc.	3.750%	2/15/51	1,500	1,114
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	308
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	375	334
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	900	759
	CDW LLC	4.250%	4/1/28	347	331
	CDW LLC	3.250%	2/15/29	487	439
	CDW LLC	3.569%	12/1/31	872	760
	CGI Inc.	1.450%	9/14/26	1,200	1,100
	CGI Inc.	2.300%	9/14/31	400	318
	Cintas Corp. No. 2	3.700%	4/1/27	1,373	1,322
	Cintas Corp. No. 2	4.000%	5/1/32	950	891
	Cisco Systems Inc.	4.900%	2/26/26	3,450	3,446
	Cisco Systems Inc.	2.950%	2/28/26	1,550	1,498

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Cisco Systems Inc.	2.500%	9/20/26	1,350	1,283
Cisco Systems Inc.	4.800%	2/26/27	1,650	1,645
Cisco Systems Inc.	4.850%	2/26/29	2,000	1,999
Cisco Systems Inc.	4.950%	2/26/31	1,493	1,492
Cisco Systems Inc.	5.050%	2/26/34	3,295	3,292
Cisco Systems Inc.	5.900%	2/15/39	1,400	1,487
Cisco Systems Inc.	5.500%	1/15/40	1,275	1,295
Cisco Systems Inc.	5.300%	2/26/54	1,735	1,701
Cisco Systems Inc.	5.350%	2/26/64	815	793
Concentrix Corp.	6.650%	8/2/26	1,000	1,011
Concentrix Corp.	6.600%	8/2/28	1,000	1,012
Concentrix Corp.	6.850%	8/2/33	950	940
Corning Inc.	4.700%	3/15/37	750	693
Corning Inc.	5.750%	8/15/40	665	659
Corning Inc.	4.750%	3/15/42	420	375
Corning Inc.	4.375%	11/15/57	775	608
Corning Inc.	5.850%	11/15/68	400	391
Corning Inc.	5.450%	11/15/79	700	644
Dell Inc.	7.100%	4/15/28	70	75
Dell Inc.	6.500%	4/15/38	400	419
Dell International LLC	5.850%	7/15/25	700	701
Dell International LLC	6.020%	6/15/26	2,585	2,612
Dell International LLC	4.900%	10/1/26	1,000	990
Dell International LLC	6.100%	7/15/27	800	821
Dell International LLC	5.250%	2/1/28	885	891
Dell International LLC	5.300%	10/1/29	2,150	2,162
Dell International LLC	6.200%	7/15/30	475	498
Dell International LLC	5.750%	2/1/33	700	720
Dell International LLC	8.100%	7/15/36	972	1,158
Dell International LLC	3.375%	12/15/41	500	366
Dell International LLC	8.350%	7/15/46	571	723
Dell International LLC	3.450%	12/15/51	1,200	813
DXC Technology Co.	1.800%	9/15/26	700	643
DXC Technology Co.	2.375%	9/15/28	2,600	2,267
Equifax Inc.	2.600%	12/15/25	375	359
Equifax Inc.	5.100%	6/1/28	1,500	1,494
Equifax Inc.	3.100%	5/15/30	445	397
Equifax Inc.	2.350%	9/15/31	900	739
Fidelity National Information Services Inc.	1.150%	3/1/26	900	839
Fidelity National Information Services Inc.	1.650%	3/1/28	1,900	1,674
Fidelity National Information Services Inc.	3.750%	5/21/29	250	238
Fidelity National Information Services Inc.	2.250%	3/1/31	700	584
Fidelity National Information Services Inc.	3.100%	3/1/41	700	503
Fiserv Inc.	3.200%	7/1/26	2,100	2,016
Fiserv Inc.	2.250%	6/1/27	1,550	1,430
Fiserv Inc.	4.200%	10/1/28	800	769
Fiserv Inc.	3.500%	7/1/29	2,505	2,317
Fiserv Inc.	2.650%	6/1/30	1,900	1,653
Fiserv Inc.	5.350%	3/15/31	350	350
Fiserv Inc.	5.600%	3/2/33	250	252
Fiserv Inc.	5.625%	8/21/33	472	476
Fiserv Inc.	5.450%	3/15/34	849	844
Fiserv Inc.	4.400%	7/1/49	1,650	1,338
Flex Ltd.	4.875%	6/15/29	664	643
Fortinet Inc.	1.000%	3/15/26	500	464
Fortinet Inc.	2.200%	3/15/31	500	412
Genpact Luxembourg Sarl	6.000%	6/4/29	250	253
Global Payments Inc.	1.200%	3/1/26	1,000	931
Global Payments Inc.	4.800%	4/1/26	600	593
Global Payments Inc.	2.150%	1/15/27	700	649
Global Payments Inc.	4.950%	8/15/27	250	247
Global Payments Inc.	4.450%	6/1/28	300	290
Global Payments Inc.	3.200%	8/15/29	1,600	1,439
Global Payments Inc.	2.900%	5/15/30	500	435
Global Payments Inc.	2.900%	11/15/31	800	669
Global Payments Inc.	5.400%	8/15/32	650	637
Global Payments Inc.	4.150%	8/15/49	800	602
Global Payments Inc.	5.950%	8/15/52	530	511
Hewlett Packard Enterprise Co.	4.900%	10/15/25	1,600	1,588
Hewlett Packard Enterprise Co.	1.750%	4/1/26	440	413

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hewlett Packard Enterprise Co.	5.250%	7/1/28	1,000	1,006
Hewlett Packard Enterprise Co.	6.200%	10/15/35	950	1,000
Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,350	1,418
HP Inc.	1.450%	6/17/26	900	835
HP Inc.	3.000%	6/17/27	900	847
HP Inc.	4.750%	1/15/28	675	668
HP Inc.	4.000%	4/15/29	800	762
HP Inc.	3.400%	6/17/30	800	728
HP Inc.	2.650%	6/17/31	900	762
HP Inc.	4.200%	4/15/32	800	741
HP Inc.	5.500%	1/15/33	500	503
HP Inc.	6.000%	9/15/41	910	930
Hubbell Inc.	3.350%	3/1/26	300	290
Hubbell Inc.	3.150%	8/15/27	275	259
Hubbell Inc.	3.500%	2/15/28	400	378
IBM International Capital Pte. Ltd.	4.900%	2/5/34	2,000	1,941
IBM International Capital Pte. Ltd.	5.300%	2/5/54	3,000	2,810
Intel Corp.	3.700%	7/29/25	1,655	1,627
Intel Corp.	2.600%	5/19/26	4,740	4,517
Intel Corp.	3.750%	3/25/27	1,750	1,693
Intel Corp.	3.750%	8/5/27	400	386
Intel Corp.	4.875%	2/10/28	1,500	1,494
Intel Corp.	1.600%	8/12/28	900	788
Intel Corp.	2.450%	11/15/29	1,400	1,231
Intel Corp.	5.125%	2/10/30	1,000	1,004
Intel Corp.	3.900%	3/25/30	1,240	1,165
Intel Corp.	5.000%	2/21/31	1,400	1,392
Intel Corp.	2.000%	8/12/31	1,000	814
Intel Corp.	4.150%	8/5/32	875	819
Intel Corp.	4.000%	12/15/32	1,625	1,495
Intel Corp.	5.200%	2/10/33	1,850	1,847
Intel Corp.	5.150%	2/21/34	500	494
Intel Corp.	4.600%	3/25/40	600	541
Intel Corp.	2.800%	8/12/41	700	484
Intel Corp.	4.800%	10/1/41	1,065	968
Intel Corp.	4.900%	7/29/45	1,000	913
Intel Corp.	4.100%	5/19/46	1,350	1,078
Intel Corp.	4.100%	5/11/47	800	634
Intel Corp.	3.734%	12/8/47	2,200	1,618
Intel Corp.	3.250%	11/15/49	600	402
Intel Corp.	4.750%	3/25/50	2,185	1,882
Intel Corp.	3.050%	8/12/51	1,000	634
Intel Corp.	4.900%	8/5/52	1,100	970
Intel Corp.	5.700%	2/10/53	3,084	3,034
Intel Corp.	5.600%	2/21/54	500	485
Intel Corp.	3.100%	2/15/60	700	424
Intel Corp.	3.200%	8/12/61	700	431
Intel Corp.	5.050%	8/5/62	1,000	883
Intel Corp.	5.900%	2/10/63	985	985
International Business Machines Corp.	3.450%	2/19/26	6,719	6,530
International Business Machines Corp.	3.300%	5/15/26	2,365	2,285
International Business Machines Corp.	1.700%	5/15/27	3,300	3,009
International Business Machines Corp.	4.500%	2/6/28	1,410	1,390
International Business Machines Corp.	3.500%	5/15/29	2,975	2,781
International Business Machines Corp.	1.950%	5/15/30	2,000	1,691
International Business Machines Corp.	4.750%	2/6/33	1,000	973
International Business Machines Corp.	4.150%	5/15/39	1,750	1,505
International Business Machines Corp.	5.600%	11/30/39	414	420
International Business Machines Corp.	2.850%	5/15/40	970	693
International Business Machines Corp.	4.000%	6/20/42	730	597
International Business Machines Corp.	4.250%	5/15/49	1,800	1,463
International Business Machines Corp.	2.950%	5/15/50	545	346
International Business Machines Corp.	4.900%	7/27/52	714	637
International Business Machines Corp.	5.100%	2/6/53	1,450	1,353
Intuit Inc.	0.950%	7/15/25	250	239
Intuit Inc.	1.350%	7/15/27	400	360
Intuit Inc.	1.650%	7/15/30	1,100	913
Intuit Inc.	5.200%	9/15/33	1,000	1,005
Intuit Inc.	5.500%	9/15/53	990	994
Jabil Inc.	3.950%	1/12/28	400	380

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jabil Inc.	3.600%	1/15/30	500	451
	Jabil Inc.	3.000%	1/15/31	450	383
	Juniper Networks Inc.	1.200%	12/10/25	500	470
	Juniper Networks Inc.	3.750%	8/15/29	500	465
	Juniper Networks Inc.	2.000%	12/10/30	500	406
	Juniper Networks Inc.	5.950%	3/15/41	150	151
	KLA Corp.	4.100%	3/15/29	300	291
	KLA Corp.	4.650%	7/15/32	900	878
	KLA Corp.	4.700%	2/1/34	750	729
	KLA Corp.	5.000%	3/15/49	800	748
	KLA Corp.	3.300%	3/1/50	700	492
	KLA Corp.	4.950%	7/15/52	1,000	931
	KLA Corp.	5.250%	7/15/62	750	716
	Kyndryl Holdings Inc.	2.050%	10/15/26	300	277
	Kyndryl Holdings Inc.	2.700%	10/15/28	100	89
	Kyndryl Holdings Inc.	3.150%	10/15/31	600	503
	Kyndryl Holdings Inc.	4.100%	10/15/41	600	455
	Lam Research Corp.	3.750%	3/15/26	1,700	1,659
	Lam Research Corp.	4.000%	3/15/29	1,050	1,010
	Lam Research Corp.	1.900%	6/15/30	785	662
	Lam Research Corp.	4.875%	3/15/49	500	457
	Lam Research Corp.	2.875%	6/15/50	500	326
	Lam Research Corp.	3.125%	6/15/60	400	254
	Leidos Inc.	4.375%	5/15/30	1,200	1,134
	Leidos Inc.	2.300%	2/15/31	800	659
	Marvell Technology Inc.	2.450%	4/15/28	400	361
[8]	Marvell Technology Inc.	4.875%	6/22/28	300	296
	Marvell Technology Inc.	5.750%	2/15/29	300	306
	Marvell Technology Inc.	2.950%	4/15/31	300	259
	Marvell Technology Inc.	5.950%	9/15/33	650	671
	Microchip Technology Inc.	4.250%	9/1/25	1,000	984
	Micron Technology Inc.	4.975%	2/6/26	275	273
	Micron Technology Inc.	4.185%	2/15/27	750	729
	Micron Technology Inc.	5.375%	4/15/28	800	803
	Micron Technology Inc.	5.327%	2/6/29	575	577
	Micron Technology Inc.	6.750%	11/1/29	415	441
	Micron Technology Inc.	4.663%	2/15/30	300	291
	Micron Technology Inc.	5.300%	1/15/31	700	698
	Micron Technology Inc.	2.703%	4/15/32	700	579
	Micron Technology Inc.	5.875%	2/9/33	709	725
	Micron Technology Inc.	5.875%	9/15/33	700	716
	Micron Technology Inc.	3.366%	11/1/41	500	366
	Micron Technology Inc.	3.477%	11/1/51	500	344
	Microsoft Corp.	3.125%	11/3/25	2,270	2,215
	Microsoft Corp.	2.400%	8/8/26	3,700	3,520
	Microsoft Corp.	3.400%	9/15/26	1,047	1,014
	Microsoft Corp.	3.300%	2/6/27	3,800	3,666
	Microsoft Corp.	1.350%	9/15/30	1,000	824
	Microsoft Corp.	3.500%	2/12/35	1,325	1,200
	Microsoft Corp.	3.450%	8/8/36	2,750	2,398
	Microsoft Corp.	4.100%	2/6/37	1,075	1,008
	Microsoft Corp.	5.300%	2/8/41	800	856
	Microsoft Corp.	3.700%	8/8/46	3,824	3,135
	Microsoft Corp.	4.500%	6/15/47	1,125	1,041
	Microsoft Corp.	2.525%	6/1/50	5,065	3,198
	Microsoft Corp.	2.500%	9/15/50	1,400	881
	Microsoft Corp.	2.921%	3/17/52	5,076	3,448
	Microsoft Corp.	4.500%	2/6/57	200	183
	Microsoft Corp.	2.675%	6/1/60	3,407	2,071
	Microsoft Corp.	3.041%	3/17/62	3,471	2,297
	Moody's Corp.	3.250%	1/15/28	300	284
	Moody's Corp.	2.000%	8/19/31	2,100	1,706
	Moody's Corp.	2.750%	8/19/41	600	414
	Moody's Corp.	5.250%	7/15/44	600	574
	Moody's Corp.	4.875%	12/17/48	300	269
	Moody's Corp.	3.250%	5/20/50	250	171
	Moody's Corp.	3.750%	2/25/52	500	376
	Moody's Corp.	3.100%	11/29/61	250	153
	Motorola Solutions Inc.	4.600%	2/23/28	700	688
	Motorola Solutions Inc.	5.000%	4/15/29	200	198

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Motorola Solutions Inc.	4.600%	5/23/29	700	682
Motorola Solutions Inc.	2.300%	11/15/30	1,000	841
Motorola Solutions Inc.	2.750%	5/24/31	500	424
Motorola Solutions Inc.	5.500%	9/1/44	300	291
NetApp Inc.	2.375%	6/22/27	400	369
NetApp Inc.	2.700%	6/22/30	600	521
Nokia OYJ	6.625%	5/15/39	425	424
Nordson Corp.	5.600%	9/15/28	300	304
Nordson Corp.	5.800%	9/15/33	500	513
NVIDIA Corp.	3.200%	9/16/26	1,764	1,705
NVIDIA Corp.	1.550%	6/15/28	1,000	891
NVIDIA Corp.	2.850%	4/1/30	1,150	1,043
NVIDIA Corp.	2.000%	6/15/31	1,350	1,134
NVIDIA Corp.	3.500%	4/1/40	800	662
NVIDIA Corp.	3.500%	4/1/50	1,965	1,506
NVIDIA Corp.	3.700%	4/1/60	350	264
NXP BV	5.350%	3/1/26	787	785
NXP BV	3.875%	6/18/26	300	291
NXP BV	3.150%	5/1/27	930	879
NXP BV	5.550%	12/1/28	375	380
NXP BV	4.300%	6/18/29	750	720
NXP BV	3.400%	5/1/30	1,100	996
NXP BV	2.500%	5/11/31	900	754
NXP BV	2.650%	2/15/32	1,917	1,594
NXP BV	3.250%	5/11/41	900	657
NXP BV	3.125%	2/15/42	400	282
NXP BV	3.250%	11/30/51	400	263
Oracle Corp.	1.650%	3/25/26	2,325	2,179
Oracle Corp.	2.650%	7/15/26	2,500	2,369
Oracle Corp.	2.800%	4/1/27	1,950	1,831
Oracle Corp.	2.300%	3/25/28	1,700	1,537
Oracle Corp.	4.500%	5/6/28	209	205
Oracle Corp.	6.150%	11/9/29	1,075	1,124
Oracle Corp.	2.950%	4/1/30	2,950	2,622
Oracle Corp.	4.650%	5/6/30	600	588
Oracle Corp.	2.875%	3/25/31	3,000	2,591
Oracle Corp.	4.300%	7/8/34	1,600	1,457
Oracle Corp.	3.900%	5/15/35	1,375	1,192
Oracle Corp.	3.850%	7/15/36	1,180	995
Oracle Corp.	3.800%	11/15/37	1,484	1,222
Oracle Corp.	6.125%	7/8/39	600	622
Oracle Corp.	3.600%	4/1/40	2,575	1,979
Oracle Corp.	5.375%	7/15/40	4,795	4,555
Oracle Corp.	3.650%	3/25/41	2,050	1,568
Oracle Corp.	4.500%	7/8/44	985	819
Oracle Corp.	4.125%	5/15/45	825	646
Oracle Corp.	4.000%	7/15/46	3,600	2,745
Oracle Corp.	4.000%	11/15/47	3,875	2,934
Oracle Corp.	3.600%	4/1/50	4,200	2,933
Oracle Corp.	3.950%	3/25/51	3,025	2,236
Oracle Corp.	6.900%	11/9/52	1,575	1,760
Oracle Corp.	5.550%	2/6/53	1,700	1,608
Oracle Corp.	4.375%	5/15/55	1,150	898
Oracle Corp.	3.850%	4/1/60	2,250	1,547
Oracle Corp.	4.100%	3/25/61	1,300	933
PayPal Holdings Inc.	2.650%	10/1/26	900	852
PayPal Holdings Inc.	3.900%	6/1/27	2,000	1,941
PayPal Holdings Inc.	2.850%	10/1/29	1,000	902
PayPal Holdings Inc.	2.300%	6/1/30	900	776
PayPal Holdings Inc.	4.400%	6/1/32	1,400	1,333
PayPal Holdings Inc.	5.150%	6/1/34	1,875	1,852
PayPal Holdings Inc.	3.250%	6/1/50	1,000	677
PayPal Holdings Inc.	5.500%	6/1/54	1,000	969
PayPal Holdings Inc.	5.250%	6/1/62	500	456
Qorvo Inc.	4.375%	10/15/29	800	755
QUALCOMM Inc.	3.250%	5/20/27	1,150	1,098
QUALCOMM Inc.	1.300%	5/20/28	964	845
QUALCOMM Inc.	2.150%	5/20/30	1,400	1,212
QUALCOMM Inc.	1.650%	5/20/32	1,931	1,521
QUALCOMM Inc.	4.250%	5/20/32	300	287

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
QUALCOMM Inc.	5.400%	5/20/33	650	673
QUALCOMM Inc.	4.650%	5/20/35	800	778
QUALCOMM Inc.	4.800%	5/20/45	1,000	924
QUALCOMM Inc.	4.300%	5/20/47	1,475	1,258
QUALCOMM Inc.	3.250%	5/20/50	500	353
QUALCOMM Inc.	4.500%	5/20/52	400	345
QUALCOMM Inc.	6.000%	5/20/53	650	699
Quanta Services Inc.	2.900%	10/1/30	800	704
RELX Capital Inc.	4.000%	3/18/29	800	769
RELX Capital Inc.	3.000%	5/22/30	500	449
RELX Capital Inc.	4.750%	5/20/32	500	484
Roper Technologies Inc.	1.000%	9/15/25	500	474
Roper Technologies Inc.	3.850%	12/15/25	250	244
Roper Technologies Inc.	3.800%	12/15/26	600	580
Roper Technologies Inc.	1.400%	9/15/27	500	445
Roper Technologies Inc.	4.200%	9/15/28	650	628
Roper Technologies Inc.	2.950%	9/15/29	475	427
Roper Technologies Inc.	2.000%	6/30/30	525	439
S&P Global Inc.	2.950%	1/22/27	400	379
S&P Global Inc.	2.450%	3/1/27	1,000	935
S&P Global Inc.	4.750%	8/1/28	800	794
S&P Global Inc.	2.700%	3/1/29	1,100	996
S&P Global Inc.	4.250%	5/1/29	900	874
S&P Global Inc.	2.500%	12/1/29	375	332
S&P Global Inc.	1.250%	8/15/30	500	404
S&P Global Inc.	2.900%	3/1/32	1,200	1,037
S&P Global Inc.	3.250%	12/1/49	550	386
S&P Global Inc.	3.700%	3/1/52	900	679
S&P Global Inc.	2.300%	8/15/60	1,000	509
S&P Global Inc.	3.900%	3/1/62	250	186
Salesforce Inc.	3.700%	4/11/28	1,275	1,229
Salesforce Inc.	1.500%	7/15/28	965	848
Salesforce Inc.	1.950%	7/15/31	600	492
Salesforce Inc.	2.700%	7/15/41	1,200	839
Salesforce Inc.	2.900%	7/15/51	2,300	1,482
Salesforce Inc.	3.050%	7/15/61	1,200	741
ServiceNow Inc.	1.400%	9/1/30	1,200	974
Skyworks Solutions Inc.	1.800%	6/1/26	500	465
Skyworks Solutions Inc.	3.000%	6/1/31	500	424
TD SYNNEX Corp.	1.750%	8/9/26	500	461
TD SYNNEX Corp.	2.375%	8/9/28	2,500	2,225
Teledyne FLIR LLC	2.500%	8/1/30	500	426
Texas Instruments Inc.	1.125%	9/15/26	500	460
Texas Instruments Inc.	2.900%	11/3/27	400	376
Texas Instruments Inc.	4.600%	2/15/28	500	496
Texas Instruments Inc.	2.250%	9/4/29	1,100	972
Texas Instruments Inc.	1.750%	5/4/30	560	473
Texas Instruments Inc.	1.900%	9/15/31	450	372
Texas Instruments Inc.	4.900%	3/14/33	800	798
Texas Instruments Inc.	4.850%	2/8/34	330	327
Texas Instruments Inc.	3.875%	3/15/39	600	524
Texas Instruments Inc.	4.150%	5/15/48	1,225	1,015
Texas Instruments Inc.	2.700%	9/15/51	400	249
Texas Instruments Inc.	5.000%	3/14/53	800	749
Texas Instruments Inc.	5.150%	2/8/54	831	795
Texas Instruments Inc.	5.050%	5/18/63	1,379	1,279
TSMC Arizona Corp.	1.750%	10/25/26	1,150	1,064
TSMC Arizona Corp.	3.875%	4/22/27	575	556
TSMC Arizona Corp.	4.125%	4/22/29	500	484
TSMC Arizona Corp.	2.500%	10/25/31	1,000	846
TSMC Arizona Corp.	4.250%	4/22/32	450	434
TSMC Arizona Corp.	3.125%	10/25/41	875	678
TSMC Arizona Corp.	3.250%	10/25/51	1,050	772
TSMC Arizona Corp.	4.500%	4/22/52	900	833
Verisk Analytics Inc.	4.000%	6/15/25	19	19
Verisk Analytics Inc.	4.125%	3/15/29	900	865
Verisk Analytics Inc.	5.250%	6/5/34	550	541
Verisk Analytics Inc.	3.625%	5/15/50	1,200	863
VMware LLC	1.400%	8/15/26	1,150	1,059
VMware LLC	4.650%	5/15/27	450	443

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	VMware LLC	3.900%	8/21/27	1,050	1,007
	VMware LLC	1.800%	8/15/28	700	613
	VMware LLC	4.700%	5/15/30	860	832
	VMware LLC	2.200%	8/15/31	1,400	1,138
	Western Digital Corp.	2.850%	2/1/29	500	433
	Workday Inc.	3.500%	4/1/27	1,100	1,052
	Workday Inc.	3.700%	4/1/29	800	751
	Workday Inc.	3.800%	4/1/32	1,200	1,078
	Xilinx Inc.	2.375%	6/1/30	550	475
					465,387
Utilities (0.9%)
	AEP Texas Inc.	3.950%	6/1/28	400	380
	AEP Texas Inc.	5.450%	5/15/29	650	653
	AEP Texas Inc.	5.400%	6/1/33	1,250	1,216
	AEP Texas Inc.	5.700%	5/15/34	1,000	993
	AEP Texas Inc.	3.800%	10/1/47	250	179
[8]	AEP Texas Inc.	3.450%	1/15/50	367	242
	AEP Texas Inc.	5.250%	5/15/52	200	179
	AEP Transmission Co. LLC	3.100%	12/1/26	200	190
	AEP Transmission Co. LLC	5.150%	4/1/34	250	245
	AEP Transmission Co. LLC	4.000%	12/1/46	325	258
	AEP Transmission Co. LLC	3.750%	12/1/47	450	333
	AEP Transmission Co. LLC	4.250%	9/15/48	325	261
	AEP Transmission Co. LLC	3.800%	6/15/49	270	199
	AEP Transmission Co. LLC	3.150%	9/15/49	70	46
[8]	AEP Transmission Co. LLC	3.650%	4/1/50	300	216
[8]	AEP Transmission Co. LLC	2.750%	8/15/51	250	150
[8]	AEP Transmission Co. LLC	4.500%	6/15/52	500	415
	AEP Transmission Co. LLC	5.400%	3/15/53	500	479
	AES Corp.	1.375%	1/15/26	2,900	2,717
	AES Corp.	5.450%	6/1/28	575	574
	AES Corp.	2.450%	1/15/31	800	659
	Alabama Power Co.	3.750%	9/1/27	200	193
[8]	Alabama Power Co.	1.450%	9/15/30	500	407
	Alabama Power Co.	3.050%	3/15/32	600	519
	Alabama Power Co.	3.940%	9/1/32	500	459
	Alabama Power Co.	6.000%	3/1/39	100	104
	Alabama Power Co.	3.850%	12/1/42	125	100
	Alabama Power Co.	4.150%	8/15/44	300	246
	Alabama Power Co.	3.750%	3/1/45	570	437
	Alabama Power Co.	4.300%	1/2/46	300	249
[8]	Alabama Power Co.	3.700%	12/1/47	325	242
	Alabama Power Co.	3.450%	10/1/49	2,250	1,597
	Alabama Power Co.	3.125%	7/15/51	1,800	1,192
	Alabama Power Co.	3.000%	3/15/52	575	373
	Algonquin Power & Utilities Corp.	5.365%	6/15/26	500	498
	Ameren Corp.	3.650%	2/15/26	440	427
	Ameren Corp.	5.700%	12/1/26	230	232
	Ameren Corp.	1.950%	3/15/27	500	459
	Ameren Corp.	1.750%	3/15/28	500	441
	Ameren Corp.	5.000%	1/15/29	575	569
	Ameren Corp.	3.500%	1/15/31	680	613
	Ameren Illinois Co.	3.800%	5/15/28	350	336
	Ameren Illinois Co.	1.550%	11/15/30	500	405
	Ameren Illinois Co.	3.850%	9/1/32	190	172
	Ameren Illinois Co.	4.150%	3/15/46	475	388
	Ameren Illinois Co.	3.700%	12/1/47	350	261
	Ameren Illinois Co.	3.250%	3/15/50	240	163
	Ameren Illinois Co.	2.900%	6/15/51	500	313
	Ameren Illinois Co.	5.900%	12/1/52	500	516
	Ameren Illinois Co.	5.550%	7/1/54	525	515
	American Electric Power Co. Inc.	5.750%	11/1/27	500	508
[8]	American Electric Power Co. Inc.	4.300%	12/1/28	500	480
	American Electric Power Co. Inc.	5.200%	1/15/29	600	597
	American Electric Power Co. Inc.	5.950%	11/1/32	500	512
	American Electric Power Co. Inc.	5.625%	3/1/33	650	648
	American Electric Power Co. Inc.	3.250%	3/1/50	500	328
	American Electric Power Co. Inc.	6.950%	12/15/54	750	747
[8]	American Electric Power Co. Inc.	7.050%	12/15/54	900	897

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Electric Power Co. Inc.	3.875%	2/15/62	750	687
	American Water Capital Corp.	2.950%	9/1/27	1,225	1,147
	American Water Capital Corp.	3.450%	6/1/29	1,250	1,164
	American Water Capital Corp.	2.800%	5/1/30	200	176
	American Water Capital Corp.	2.300%	6/1/31	300	248
	American Water Capital Corp.	4.450%	6/1/32	700	667
	American Water Capital Corp.	5.150%	3/1/34	550	545
	American Water Capital Corp.	6.593%	10/15/37	700	778
	American Water Capital Corp.	4.300%	12/1/42	125	106
	American Water Capital Corp.	4.300%	9/1/45	500	420
	American Water Capital Corp.	4.000%	12/1/46	245	193
	American Water Capital Corp.	3.750%	9/1/47	475	360
	American Water Capital Corp.	4.200%	9/1/48	450	365
	American Water Capital Corp.	4.150%	6/1/49	400	321
	American Water Capital Corp.	3.450%	5/1/50	500	353
	American Water Capital Corp.	3.250%	6/1/51	500	339
	American Water Capital Corp.	5.450%	3/1/54	600	579
[8]	Appalachian Power Co.	2.700%	4/1/31	417	350
[8]	Appalachian Power Co.	4.500%	8/1/32	692	639
	Appalachian Power Co.	5.650%	4/1/34	400	396
	Appalachian Power Co.	7.000%	4/1/38	260	285
	Appalachian Power Co.	4.400%	5/15/44	575	458
[8]	Appalachian Power Co.	4.500%	3/1/49	148	117
[8]	Appalachian Power Co.	3.700%	5/1/50	300	207
	Arizona Public Service Co.	2.950%	9/15/27	300	279
	Arizona Public Service Co.	2.600%	8/15/29	500	442
	Arizona Public Service Co.	6.350%	12/15/32	300	315
	Arizona Public Service Co.	5.700%	8/15/34	500	499
	Arizona Public Service Co.	5.050%	9/1/41	525	481
	Arizona Public Service Co.	4.500%	4/1/42	325	272
	Arizona Public Service Co.	4.350%	11/15/45	350	285
	Arizona Public Service Co.	3.750%	5/15/46	395	291
	Arizona Public Service Co.	3.350%	5/15/50	300	200
	Atlantic City Electric Co.	2.300%	3/15/31	500	419
	Atmos Energy Corp.	3.000%	6/15/27	375	355
	Atmos Energy Corp.	2.625%	9/15/29	150	134
	Atmos Energy Corp.	1.500%	1/15/31	1,000	802
	Atmos Energy Corp.	5.450%	10/15/32	250	253
	Atmos Energy Corp.	5.900%	11/15/33	650	679
	Atmos Energy Corp.	5.500%	6/15/41	600	597
	Atmos Energy Corp.	4.150%	1/15/43	75	63
	Atmos Energy Corp.	4.125%	10/15/44	950	785
	Atmos Energy Corp.	4.125%	3/15/49	900	709
	Atmos Energy Corp.	3.375%	9/15/49	720	498
	Atmos Energy Corp.	2.850%	2/15/52	650	402
	Atmos Energy Corp.	5.750%	10/15/52	500	506
	Atmos Energy Corp.	6.200%	11/15/53	400	431
	Avangrid Inc.	3.800%	6/1/29	600	558
	Avista Corp.	4.350%	6/1/48	300	248
	Avista Corp.	4.000%	4/1/52	346	259
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	212
	Baltimore Gas & Electric Co.	2.250%	6/15/31	1,050	875
[8]	Baltimore Gas & Electric Co.	5.300%	6/1/34	350	348
	Baltimore Gas & Electric Co.	6.350%	10/1/36	725	769
[8]	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	187
	Baltimore Gas & Electric Co.	2.900%	6/15/50	300	188
	Baltimore Gas & Electric Co.	4.550%	6/1/52	1,000	835
	Baltimore Gas & Electric Co.	5.400%	6/1/53	325	311
[8]	Baltimore Gas & Electric Co.	5.650%	6/1/54	300	296
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	250	235
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	1,250	1,163
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	500	398
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,000	1,048
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	450	465
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	639	601
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	705	614
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	184
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	350	286
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,750	1,373
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	500	305

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	900	748
	Black Hills Corp.	3.950%	1/15/26	250	244
	Black Hills Corp.	3.150%	1/15/27	325	308
	Black Hills Corp.	5.950%	3/15/28	500	511
	Black Hills Corp.	3.050%	10/15/29	170	151
	Black Hills Corp.	4.350%	5/1/33	350	314
	Black Hills Corp.	6.150%	5/15/34	1,000	1,020
	Black Hills Corp.	6.000%	1/15/35	400	403
	Black Hills Corp.	4.200%	9/15/46	250	194
[8]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	141
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	950	958
[8]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	500	421
[8]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	500	431
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	500	487
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	300	297
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	496	383
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	254
[8]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	600	489
[8]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	200	128
[8]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	700	486
[8]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	250	180
[8]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	262	233
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	500	479
	CenterPoint Energy Inc.	1.450%	6/1/26	1,000	929
	CenterPoint Energy Inc.	4.250%	11/1/28	111	106
	CenterPoint Energy Inc.	5.400%	6/1/29	1,500	1,506
	CenterPoint Energy Inc.	2.950%	3/1/30	327	289
	CenterPoint Energy Inc.	2.650%	6/1/31	500	421
	CenterPoint Energy Inc.	3.700%	9/1/49	300	215
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	500	502
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	432
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	300	245
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	500	500
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	275	272
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	375	383
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	196
	Cleco Corporate Holdings LLC	3.743%	5/1/26	425	409
	Cleco Corporate Holdings LLC	4.973%	5/1/46	275	226
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	328
	CMS Energy Corp.	3.450%	8/15/27	300	285
	CMS Energy Corp.	4.875%	3/1/44	275	248
[8]	CMS Energy Corp.	4.750%	6/1/50	400	366
	CMS Energy Corp.	3.750%	12/1/50	500	416
[8]	Commonwealth Edison Co.	2.950%	8/15/27	275	258
[8]	Commonwealth Edison Co.	3.150%	3/15/32	300	262
	Commonwealth Edison Co.	4.900%	2/1/33	300	293
	Commonwealth Edison Co.	5.300%	6/1/34	475	475
	Commonwealth Edison Co.	5.900%	3/15/36	500	518
	Commonwealth Edison Co.	6.450%	1/15/38	384	415
	Commonwealth Edison Co.	4.700%	1/15/44	825	732
	Commonwealth Edison Co.	3.700%	3/1/45	625	475
	Commonwealth Edison Co.	4.350%	11/15/45	900	755
	Commonwealth Edison Co.	3.650%	6/15/46	1,000	742
[8]	Commonwealth Edison Co.	3.750%	8/15/47	500	376
	Commonwealth Edison Co.	4.000%	3/1/48	775	602
	Commonwealth Edison Co.	4.000%	3/1/49	700	541
[8]	Commonwealth Edison Co.	3.200%	11/15/49	250	166
	Commonwealth Edison Co.	3.000%	3/1/50	500	320
[8]	Commonwealth Edison Co.	2.750%	9/1/51	300	179
[8]	Commonwealth Edison Co.	3.850%	3/15/52	384	284
	Commonwealth Edison Co.	5.300%	2/1/53	500	473
	Commonwealth Edison Co.	5.650%	6/1/54	200	199
[8]	Connecticut Light & Power Co.	0.750%	12/1/25	500	469
[8]	Connecticut Light & Power Co.	3.200%	3/15/27	250	238
[8]	Connecticut Light & Power Co.	2.050%	7/1/31	300	245
	Connecticut Light & Power Co.	4.300%	4/15/44	375	316
[8]	Connecticut Light & Power Co.	4.150%	6/1/45	75	61
	Connecticut Light & Power Co.	4.000%	4/1/48	625	498
	Connecticut Light & Power Co.	5.250%	1/15/53	500	478
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	2,000	1,689

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	362	361
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	600	610
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/34	300	301
[8]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	297
[8]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	883
[8]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	318
[8]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	443
[8]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	600	591
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	950	947
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	439
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	610	520
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	475	400
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,140	873
[8]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	578
[8]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	600	511
[8]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,800	1,407
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	600	636
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	600	614
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	500	499
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	500	423
[8]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	59
[8]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	925	695
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	408
	Constellation Energy Generation LLC	5.600%	3/1/28	219	222
	Constellation Energy Generation LLC	5.800%	3/1/33	163	166
	Constellation Energy Generation LLC	6.125%	1/15/34	500	521
	Constellation Energy Generation LLC	6.250%	10/1/39	767	792
	Constellation Energy Generation LLC	5.750%	10/1/41	325	320
	Constellation Energy Generation LLC	5.600%	6/15/42	688	664
	Constellation Energy Generation LLC	6.500%	10/1/53	575	611
	Constellation Energy Generation LLC	5.750%	3/15/54	750	727
	Consumers Energy Co.	4.650%	3/1/28	500	495
	Consumers Energy Co.	3.800%	11/15/28	250	238
	Consumers Energy Co.	4.900%	2/15/29	500	498
	Consumers Energy Co.	4.600%	5/30/29	500	492
	Consumers Energy Co.	3.600%	8/15/32	88	79
	Consumers Energy Co.	4.625%	5/15/33	100	96
	Consumers Energy Co.	3.950%	5/15/43	600	487
	Consumers Energy Co.	3.250%	8/15/46	550	399
	Consumers Energy Co.	3.950%	7/15/47	500	401
	Consumers Energy Co.	4.050%	5/15/48	500	407
	Consumers Energy Co.	4.350%	4/15/49	530	447
	Consumers Energy Co.	3.100%	8/15/50	567	391
	Consumers Energy Co.	3.500%	8/1/51	850	623
	Consumers Energy Co.	2.650%	8/15/52	287	177
	Consumers Energy Co.	4.200%	9/1/52	392	317
	Consumers Energy Co.	2.500%	5/1/60	262	148
	Delmarva Power & Light Co.	4.150%	5/15/45	600	478
	Dominion Energy Inc.	3.900%	10/1/25	425	416
[8]	Dominion Energy Inc.	1.450%	4/15/26	50	47
[8]	Dominion Energy Inc.	2.850%	8/15/26	1,872	1,777
	Dominion Energy Inc.	4.250%	6/1/28	200	193
[8]	Dominion Energy Inc.	3.375%	4/1/30	2,300	2,077
[8]	Dominion Energy Inc.	2.250%	8/15/31	920	749
[8]	Dominion Energy Inc.	4.350%	8/15/32	324	302
	Dominion Energy Inc.	5.375%	11/15/32	725	719
[8]	Dominion Energy Inc.	6.300%	3/15/33	500	517
[8]	Dominion Energy Inc.	5.250%	8/1/33	1,000	976
[8]	Dominion Energy Inc.	5.950%	6/15/35	600	609
	Dominion Energy Inc.	7.000%	6/15/38	300	326
[8]	Dominion Energy Inc.	3.300%	4/15/41	500	361
[8]	Dominion Energy Inc.	4.900%	8/1/41	890	783
[8]	Dominion Energy Inc.	4.050%	9/15/42	400	313
[8]	Dominion Energy Inc.	4.600%	3/15/49	500	415
[8]	Dominion Energy Inc.	4.850%	8/15/52	250	215
[8]	Dominion Energy Inc.	7.000%	6/1/54	500	521
[8]	Dominion Energy Inc.	6.875%	2/1/55	500	511
[8]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	250	206
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,625	1,765
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	450	468

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	244
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	341	296
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	425	377
	DTE Electric Co.	4.850%	12/1/26	1,300	1,299
[8]	DTE Electric Co.	1.900%	4/1/28	500	448
	DTE Electric Co.	2.250%	3/1/30	1,250	1,079
[8]	DTE Electric Co.	2.625%	3/1/31	400	345
	DTE Electric Co.	5.200%	4/1/33	500	499
	DTE Electric Co.	5.200%	3/1/34	450	449
[8]	DTE Electric Co.	4.000%	4/1/43	300	246
	DTE Electric Co.	3.700%	3/15/45	200	154
	DTE Electric Co.	3.700%	6/1/46	550	420
	DTE Electric Co.	3.750%	8/15/47	450	341
[8]	DTE Electric Co.	4.050%	5/15/48	500	399
	DTE Electric Co.	3.950%	3/1/49	500	394
[8]	DTE Electric Co.	3.250%	4/1/51	500	337
	DTE Electric Co.	5.400%	4/1/53	500	488
	DTE Energy Co.	2.850%	10/1/26	3,094	2,930
	DTE Energy Co.	4.875%	6/1/28	825	812
	DTE Energy Co.	5.100%	3/1/29	1,000	992
[8]	DTE Energy Co.	3.400%	6/15/29	140	128
	DTE Energy Co.	2.950%	3/1/30	235	207
	DTE Energy Co.	5.850%	6/1/34	575	583
	Duke Energy Carolinas LLC	2.950%	12/1/26	1,500	1,430
	Duke Energy Carolinas LLC	3.950%	11/15/28	2,000	1,923
[8]	Duke Energy Carolinas LLC	6.000%	12/1/28	300	309
	Duke Energy Carolinas LLC	2.450%	8/15/29	75	66
	Duke Energy Carolinas LLC	2.450%	2/1/30	400	350
	Duke Energy Carolinas LLC	2.550%	4/15/31	500	426
	Duke Energy Carolinas LLC	2.850%	3/15/32	500	428
	Duke Energy Carolinas LLC	4.950%	1/15/33	1,275	1,254
	Duke Energy Carolinas LLC	4.850%	1/15/34	575	556
	Duke Energy Carolinas LLC	6.100%	6/1/37	425	437
	Duke Energy Carolinas LLC	6.000%	1/15/38	325	338
	Duke Energy Carolinas LLC	6.050%	4/15/38	525	547
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	686
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	837
	Duke Energy Carolinas LLC	4.000%	9/30/42	675	543
	Duke Energy Carolinas LLC	3.875%	3/15/46	500	383
	Duke Energy Carolinas LLC	3.700%	12/1/47	425	312
	Duke Energy Carolinas LLC	3.950%	3/15/48	400	308
	Duke Energy Carolinas LLC	3.200%	8/15/49	750	503
	Duke Energy Carolinas LLC	3.450%	4/15/51	500	349
	Duke Energy Carolinas LLC	3.550%	3/15/52	600	422
	Duke Energy Carolinas LLC	5.350%	1/15/53	760	722
	Duke Energy Carolinas LLC	5.400%	1/15/54	750	719
	Duke Energy Corp.	0.900%	9/15/25	500	473
	Duke Energy Corp.	5.000%	12/8/25	500	498
	Duke Energy Corp.	2.650%	9/1/26	595	563
	Duke Energy Corp.	5.000%	12/8/27	500	497
	Duke Energy Corp.	4.300%	3/15/28	500	485
	Duke Energy Corp.	2.450%	6/1/30	950	817
	Duke Energy Corp.	2.550%	6/15/31	625	523
	Duke Energy Corp.	4.500%	8/15/32	1,000	935
	Duke Energy Corp.	5.750%	9/15/33	500	508
	Duke Energy Corp.	5.450%	6/15/34	400	396
	Duke Energy Corp.	3.300%	6/15/41	200	145
	Duke Energy Corp.	4.800%	12/15/45	700	602
	Duke Energy Corp.	3.750%	9/1/46	1,406	1,024
	Duke Energy Corp.	4.200%	6/15/49	1,200	923
	Duke Energy Corp.	3.500%	6/15/51	600	405
	Duke Energy Corp.	5.000%	8/15/52	967	841
	Duke Energy Corp.	6.100%	9/15/53	700	711
	Duke Energy Corp.	5.800%	6/15/54	700	680
	Duke Energy Corp.	3.250%	1/15/82	500	449
	Duke Energy Florida LLC	3.200%	1/15/27	1,250	1,194
	Duke Energy Florida LLC	3.800%	7/15/28	425	406
	Duke Energy Florida LLC	2.500%	12/1/29	1,150	1,014
	Duke Energy Florida LLC	1.750%	6/15/30	1,700	1,410
	Duke Energy Florida LLC	2.400%	12/15/31	600	498

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Florida LLC	5.875%	11/15/33	900	935
	Duke Energy Florida LLC	6.350%	9/15/37	426	452
	Duke Energy Florida LLC	6.400%	6/15/38	800	857
	Duke Energy Florida LLC	3.400%	10/1/46	900	631
	Duke Energy Florida LLC	4.200%	7/15/48	425	341
	Duke Energy Florida LLC	3.000%	12/15/51	500	315
	Duke Energy Florida LLC	5.950%	11/15/52	500	510
	Duke Energy Florida LLC	6.200%	11/15/53	500	530
[8]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	315	297
	Duke Energy Indiana LLC	5.250%	3/1/34	150	150
	Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,241
[8]	Duke Energy Indiana LLC	4.900%	7/15/43	250	223
	Duke Energy Indiana LLC	3.750%	5/15/46	875	663
	Duke Energy Indiana LLC	2.750%	4/1/50	775	467
	Duke Energy Ohio Inc.	2.125%	6/1/30	200	169
	Duke Energy Ohio Inc.	5.250%	4/1/33	500	496
	Duke Energy Ohio Inc.	3.700%	6/15/46	650	476
	Duke Energy Ohio Inc.	4.300%	2/1/49	341	274
	Duke Energy Ohio Inc.	5.650%	4/1/53	500	483
	Duke Energy Ohio Inc.	5.550%	3/15/54	500	482
	Duke Energy Progress LLC	3.250%	8/15/25	2,051	2,006
	Duke Energy Progress LLC	3.700%	9/1/28	425	405
	Duke Energy Progress LLC	3.450%	3/15/29	900	840
	Duke Energy Progress LLC	2.000%	8/15/31	500	407
	Duke Energy Progress LLC	3.400%	4/1/32	500	442
	Duke Energy Progress LLC	5.250%	3/15/33	775	773
	Duke Energy Progress LLC	5.100%	3/15/34	500	496
	Duke Energy Progress LLC	6.300%	4/1/38	300	319
	Duke Energy Progress LLC	4.375%	3/30/44	525	436
	Duke Energy Progress LLC	4.150%	12/1/44	100	80
	Duke Energy Progress LLC	4.200%	8/15/45	625	504
	Duke Energy Progress LLC	3.700%	10/15/46	375	277
	Duke Energy Progress LLC	2.500%	8/15/50	550	316
	Duke Energy Progress LLC	2.900%	8/15/51	550	340
	Duke Energy Progress LLC	4.000%	4/1/52	400	303
	Duke Energy Progress LLC	5.350%	3/15/53	775	727
[8]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	210	192
[8]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	375	303
[8]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	300	223
	Edison International	5.750%	6/15/27	100	101
	Edison International	5.450%	6/15/29	500	500
	Edison International	6.950%	11/15/29	500	531
	El Paso Electric Co.	6.000%	5/15/35	175	176
	El Paso Electric Co.	5.000%	12/1/44	250	211
	Emera US Finance LP	4.750%	6/15/46	1,785	1,468
	Enel Americas SA	4.000%	10/25/26	700	673
	Enel Chile SA	4.875%	6/12/28	600	580
	Entergy Arkansas LLC	3.500%	4/1/26	150	146
	Entergy Arkansas LLC	5.150%	1/15/33	500	494
	Entergy Arkansas LLC	5.450%	6/1/34	350	351
	Entergy Arkansas LLC	4.200%	4/1/49	500	398
	Entergy Arkansas LLC	3.350%	6/15/52	800	537
	Entergy Arkansas LLC	5.750%	6/1/54	500	496
	Entergy Corp.	0.900%	9/15/25	500	473
	Entergy Corp.	2.950%	9/1/26	530	503
	Entergy Corp.	1.900%	6/15/28	500	440
	Entergy Corp.	2.800%	6/15/30	500	436
	Entergy Corp.	2.400%	6/15/31	500	413
	Entergy Corp.	3.750%	6/15/50	511	361
	Entergy Corp.	7.125%	12/1/54	500	496
	Entergy Louisiana LLC	3.120%	9/1/27	350	330
	Entergy Louisiana LLC	3.250%	4/1/28	300	281
	Entergy Louisiana LLC	3.050%	6/1/31	375	327
	Entergy Louisiana LLC	2.350%	6/15/32	500	406
	Entergy Louisiana LLC	4.000%	3/15/33	725	653
	Entergy Louisiana LLC	5.350%	3/15/34	400	397
	Entergy Louisiana LLC	3.100%	6/15/41	500	360
	Entergy Louisiana LLC	4.950%	1/15/45	400	353
	Entergy Louisiana LLC	4.200%	9/1/48	1,150	911
	Entergy Louisiana LLC	4.200%	4/1/50	500	393

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Louisiana LLC	2.900%	3/15/51	700	424
	Entergy Louisiana LLC	4.750%	9/15/52	250	215
	Entergy Louisiana LLC	5.700%	3/15/54	750	739
	Entergy Mississippi LLC	2.850%	6/1/28	750	689
	Entergy Mississippi LLC	3.850%	6/1/49	250	184
	Entergy Mississippi LLC	5.850%	6/1/54	500	498
	Entergy Texas Inc.	1.750%	3/15/31	500	403
	Entergy Texas Inc.	3.550%	9/30/49	905	644
	Entergy Texas Inc.	5.800%	9/1/53	500	500
	Essential Utilities Inc.	3.566%	5/1/29	275	255
	Essential Utilities Inc.	2.704%	4/15/30	400	348
	Essential Utilities Inc.	5.375%	1/15/34	500	491
	Essential Utilities Inc.	4.276%	5/1/49	435	344
	Essential Utilities Inc.	3.351%	4/15/50	600	403
	Essential Utilities Inc.	5.300%	5/1/52	500	456
	Evergy Inc.	2.900%	9/15/29	1,450	1,295
	Evergy Kansas Central Inc.	2.550%	7/1/26	575	547
	Evergy Kansas Central Inc.	3.100%	4/1/27	425	404
	Evergy Kansas Central Inc.	4.125%	3/1/42	425	350
	Evergy Kansas Central Inc.	4.100%	4/1/43	325	263
	Evergy Kansas Central Inc.	4.250%	12/1/45	100	82
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,000	666
[8]	Evergy Metro Inc.	2.250%	6/1/30	300	255
	Evergy Metro Inc.	4.950%	4/15/33	510	495
	Evergy Metro Inc.	5.400%	4/1/34	750	745
	Evergy Metro Inc.	5.300%	10/1/41	480	452
	Evergy Metro Inc.	4.200%	6/15/47	225	180
[11]	Evergy Missouri West Inc.	5.650%	6/1/34	400	401
[8]	Eversource Energy	0.800%	8/15/25	500	474
[8]	Eversource Energy	3.300%	1/15/28	200	187
	Eversource Energy	5.450%	3/1/28	500	502
[8]	Eversource Energy	4.250%	4/1/29	325	310
[8]	Eversource Energy	1.650%	8/15/30	1,300	1,049
	Eversource Energy	2.550%	3/15/31	300	249
	Eversource Energy	5.850%	4/15/31	1,000	1,014
	Eversource Energy	3.375%	3/1/32	564	484
	Eversource Energy	5.125%	5/15/33	500	479
	Eversource Energy	5.950%	7/15/34	1,750	1,767
	Eversource Energy	3.450%	1/15/50	500	342
	Exelon Corp.	3.400%	4/15/26	3,500	3,387
	Exelon Corp.	2.750%	3/15/27	500	469
	Exelon Corp.	5.150%	3/15/28	625	623
	Exelon Corp.	5.150%	3/15/29	250	249
	Exelon Corp.	4.050%	4/15/30	975	916
	Exelon Corp.	3.350%	3/15/32	600	525
	Exelon Corp.	5.450%	3/15/34	300	298
[8]	Exelon Corp.	4.950%	6/15/35	284	264
	Exelon Corp.	5.625%	6/15/35	415	414
	Exelon Corp.	4.450%	4/15/46	500	413
	Exelon Corp.	4.700%	4/15/50	1,200	1,014
	Exelon Corp.	5.600%	3/15/53	1,375	1,323
[8]	FirstEnergy Corp.	4.150%	7/15/27	750	719
	FirstEnergy Corp.	2.650%	3/1/30	99	86
[8]	FirstEnergy Corp.	2.250%	9/1/30	350	293
[8]	FirstEnergy Corp.	5.100%	7/15/47	750	641
[8]	FirstEnergy Corp.	3.400%	3/1/50	1,450	963
	Florida Power & Light Co.	3.125%	12/1/25	500	485
	Florida Power & Light Co.	4.450%	5/15/26	675	667
[8]	Florida Power & Light Co.	3.300%	5/30/27	250	238
	Florida Power & Light Co.	4.400%	5/15/28	675	663
	Florida Power & Light Co.	5.150%	6/15/29	500	504
	Florida Power & Light Co.	4.625%	5/15/30	675	661
	Florida Power & Light Co.	2.450%	2/3/32	700	583
	Florida Power & Light Co.	5.100%	4/1/33	800	796
	Florida Power & Light Co.	4.800%	5/15/33	675	656
	Florida Power & Light Co.	5.625%	4/1/34	225	232
	Florida Power & Light Co.	5.300%	6/15/34	300	303
	Florida Power & Light Co.	4.950%	6/1/35	50	49
	Florida Power & Light Co.	5.650%	2/1/37	425	433
	Florida Power & Light Co.	5.950%	2/1/38	175	184

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Power & Light Co.	5.960%	4/1/39	225	235
	Florida Power & Light Co.	4.125%	2/1/42	1,025	864
	Florida Power & Light Co.	4.050%	6/1/42	475	397
	Florida Power & Light Co.	4.050%	10/1/44	450	369
	Florida Power & Light Co.	3.700%	12/1/47	550	416
	Florida Power & Light Co.	3.950%	3/1/48	800	630
	Florida Power & Light Co.	3.150%	10/1/49	1,190	809
	Florida Power & Light Co.	2.875%	12/4/51	2,250	1,429
	Florida Power & Light Co.	5.600%	6/15/54	700	707
	Fortis Inc.	3.055%	10/4/26	847	804
	Georgia Power Co.	3.250%	4/1/26	256	247
	Georgia Power Co.	5.004%	2/23/27	1,150	1,147
	Georgia Power Co.	3.250%	3/30/27	550	523
	Georgia Power Co.	4.650%	5/16/28	2,150	2,119
[8]	Georgia Power Co.	2.650%	9/15/29	250	223
	Georgia Power Co.	4.950%	5/17/33	1,725	1,683
	Georgia Power Co.	5.250%	3/15/34	2,225	2,219
[8]	Georgia Power Co.	4.750%	9/1/40	625	563
	Georgia Power Co.	4.300%	3/15/42	575	488
	Georgia Power Co.	4.300%	3/15/43	250	208
[8]	Georgia Power Co.	3.700%	1/30/50	250	184
[8]	Georgia Power Co.	3.250%	3/15/51	500	339
	Georgia Power Co.	5.125%	5/15/52	600	559
	Iberdrola International BV	6.750%	7/15/36	175	196
[8]	Idaho Power Co.	4.200%	3/1/48	404	317
[8]	Idaho Power Co.	5.500%	3/15/53	500	477
[8]	Idaho Power Co.	5.800%	4/1/54	300	298
	Indiana Michigan Power Co.	3.850%	5/15/28	250	238
	Indiana Michigan Power Co.	6.050%	3/15/37	500	517
[8]	Indiana Michigan Power Co.	4.550%	3/15/46	340	285
[8]	Indiana Michigan Power Co.	3.750%	7/1/47	550	405
	Indiana Michigan Power Co.	3.250%	5/1/51	500	329
	Indiana Michigan Power Co.	5.625%	4/1/53	500	486
	Interstate Power & Light Co.	4.100%	9/26/28	450	432
	Interstate Power & Light Co.	3.600%	4/1/29	240	225
	Interstate Power & Light Co.	2.300%	6/1/30	300	256
	Interstate Power & Light Co.	5.700%	10/15/33	250	253
	Interstate Power & Light Co.	6.250%	7/15/39	250	259
	Interstate Power & Light Co.	3.700%	9/15/46	406	298
	Interstate Power & Light Co.	3.100%	11/30/51	500	317
	IPALCO Enterprises Inc.	4.250%	5/1/30	400	371
[11]	IPALCO Enterprises Inc.	5.750%	4/1/34	500	496
	ITC Holdings Corp.	3.350%	11/15/27	150	141
	ITC Holdings Corp.	5.300%	7/1/43	900	825
[8]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	140	131
[8]	Kentucky Utilities Co.	5.450%	4/15/33	500	503
	Kentucky Utilities Co.	5.125%	11/1/40	650	611
	Kentucky Utilities Co.	3.300%	6/1/50	500	338
[8]	Louisville Gas & Electric Co.	3.300%	10/1/25	1,758	1,712
[8]	Louisville Gas & Electric Co.	5.450%	4/15/33	500	503
	MidAmerican Energy Co.	3.100%	5/1/27	450	429
	MidAmerican Energy Co.	3.650%	4/15/29	700	662
	MidAmerican Energy Co.	6.750%	12/30/31	325	362
	MidAmerican Energy Co.	5.350%	1/15/34	300	304
[8]	MidAmerican Energy Co.	5.800%	10/15/36	775	803
	MidAmerican Energy Co.	4.800%	9/15/43	300	271
	MidAmerican Energy Co.	4.400%	10/15/44	400	339
	MidAmerican Energy Co.	4.250%	5/1/46	1,000	824
	MidAmerican Energy Co.	3.650%	8/1/48	575	431
	MidAmerican Energy Co.	5.850%	9/15/54	815	835
	MidAmerican Energy Co.	5.300%	2/1/55	900	857
[8]	Mississippi Power Co.	4.250%	3/15/42	375	308
	National Fuel Gas Co.	5.500%	1/15/26	100	100
	National Fuel Gas Co.	3.950%	9/15/27	275	263
	National Fuel Gas Co.	4.750%	9/1/28	750	728
	National Fuel Gas Co.	2.950%	3/1/31	100	84
	National Grid plc	5.602%	6/12/28	500	505
	National Grid plc	5.809%	6/12/33	1,200	1,206
	National Grid plc	5.418%	1/11/34	600	587
	National Grid USA	5.803%	4/1/35	250	249

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	500	500
[8]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	475	462
[8]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	1,592	1,469
[8]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	700	701
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	300	284
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	250	248
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	250	238
[8]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	500	497
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	784	739
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	1,250	1,254
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	425	367
[8]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	500	495
[8]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	300	237
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,014	928
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	248	229
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	500	514
[8]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	317
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	256	214
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	400	327
[8]	Nevada Power Co.	3.700%	5/1/29	500	471
[8]	Nevada Power Co.	2.400%	5/1/30	441	380
[8]	Nevada Power Co.	6.650%	4/1/36	410	441
[8]	Nevada Power Co.	3.125%	8/1/50	300	192
[8]	Nevada Power Co.	5.900%	5/1/53	500	499
	Nevada Power Co.	6.000%	3/15/54	400	406
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	1,750	1,754
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	669
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	1,089	1,072
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	1,066	1,056
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	1,150	1,017
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/29	750	743
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	350	325
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	300	267
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/30	250	248
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	2,500	2,131
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	300	246
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	863	841
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	1,218	1,185
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	900	884
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	981	908
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	1,100	1,055
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	950	959
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	825	827
[8]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	800	738
[8]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	300	286
	NiSource Inc.	0.950%	8/15/25	500	475
	NiSource Inc.	3.490%	5/15/27	500	477
	NiSource Inc.	5.250%	3/30/28	550	549
	NiSource Inc.	5.200%	7/1/29	650	648
	NiSource Inc.	2.950%	9/1/29	1,500	1,347
	NiSource Inc.	3.600%	5/1/30	500	459
	NiSource Inc.	1.700%	2/15/31	500	398
	NiSource Inc.	5.350%	4/1/34	550	540
	NiSource Inc.	5.950%	6/15/41	382	383
	NiSource Inc.	5.250%	2/15/43	200	184
	NiSource Inc.	4.800%	2/15/44	200	174
	NiSource Inc.	5.650%	2/1/45	500	483
	NiSource Inc.	4.375%	5/15/47	1,575	1,265
	NiSource Inc.	3.950%	3/30/48	500	374
	NiSource Inc.	5.000%	6/15/52	302	267
	NiSource Inc.	6.950%	11/30/54	500	502
	Northern States Power Co.	2.250%	4/1/31	500	420
	Northern States Power Co.	6.250%	6/1/36	325	347
	Northern States Power Co.	6.200%	7/1/37	250	267
	Northern States Power Co.	5.350%	11/1/39	375	367
	Northern States Power Co.	3.400%	8/15/42	410	310
	Northern States Power Co.	4.000%	8/15/45	200	158
	Northern States Power Co.	2.900%	3/1/50	1,890	1,203
	Northern States Power Co.	2.600%	6/1/51	600	358
	Northern States Power Co.	3.200%	4/1/52	500	333

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern States Power Co.	4.500%	6/1/52	450	380
	Northern States Power Co.	5.100%	5/15/53	600	554
	Northern States Power Co.	5.400%	3/15/54	500	483
	Northern States Power Co.	5.650%	6/15/54	800	799
	NorthWestern Corp.	4.176%	11/15/44	500	407
	NSTAR Electric Co.	3.200%	5/15/27	550	524
	NSTAR Electric Co.	3.250%	5/15/29	300	278
	NSTAR Electric Co.	5.400%	6/1/34	250	250
	NSTAR Electric Co.	5.500%	3/15/40	540	534
	NSTAR Electric Co.	4.400%	3/1/44	223	189
	NSTAR Electric Co.	4.950%	9/15/52	350	314
	OGE Energy Corp.	5.450%	5/15/29	150	151
	Oglethorpe Power Corp.	5.950%	11/1/39	100	99
	Oglethorpe Power Corp.	5.375%	11/1/40	1,130	1,061
	Oglethorpe Power Corp.	4.500%	4/1/47	500	406
	Oglethorpe Power Corp.	5.050%	10/1/48	350	307
	Oglethorpe Power Corp.	5.250%	9/1/50	300	269
	Oglethorpe Power Corp.	6.200%	12/1/53	200	204
[11]	Oglethorpe Power Corp.	5.800%	6/1/54	400	392
[8]	Ohio Power Co.	1.625%	1/15/31	700	559
	Ohio Power Co.	5.000%	6/1/33	500	482
	Ohio Power Co.	5.650%	6/1/34	1,000	1,004
	Ohio Power Co.	4.000%	6/1/49	500	378
[8]	Ohio Power Co.	2.900%	10/1/51	200	122
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	286
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	500	454
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	600	542
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	300	301
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	180
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	189
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	950	895
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	500	487
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	150	143
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	1,250	1,104
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	250	239
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,133
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	575	590
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	470	453
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	445
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	947	914
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	200	155
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	191
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	320
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	565	429
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	200	148
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	1,250	747
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	1,000	905
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	253	242
[11]	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	900	883
	ONE Gas Inc.	2.000%	5/15/30	200	169
	ONE Gas Inc.	4.658%	2/1/44	507	447
	Pacific Gas & Electric Co.	3.450%	7/1/25	500	488
	Pacific Gas & Electric Co.	3.150%	1/1/26	1,550	1,493
	Pacific Gas & Electric Co.	3.300%	3/15/27	1,000	947
	Pacific Gas & Electric Co.	2.100%	8/1/27	650	587
	Pacific Gas & Electric Co.	3.300%	12/1/27	2,200	2,051
	Pacific Gas & Electric Co.	3.000%	6/15/28	600	549
	Pacific Gas & Electric Co.	3.750%	7/1/28	1,700	1,596
	Pacific Gas & Electric Co.	6.100%	1/15/29	400	409
	Pacific Gas & Electric Co.	5.550%	5/15/29	700	702
	Pacific Gas & Electric Co.	4.550%	7/1/30	4,150	3,935
	Pacific Gas & Electric Co.	2.500%	2/1/31	2,500	2,061
	Pacific Gas & Electric Co.	3.250%	6/1/31	500	430
	Pacific Gas & Electric Co.	4.400%	3/1/32	388	355
	Pacific Gas & Electric Co.	6.150%	1/15/33	550	559
	Pacific Gas & Electric Co.	6.400%	6/15/33	2,417	2,500
	Pacific Gas & Electric Co.	6.950%	3/15/34	700	754
	Pacific Gas & Electric Co.	5.800%	5/15/34	2,250	2,238
	Pacific Gas & Electric Co.	4.500%	7/1/40	2,300	1,896
	Pacific Gas & Electric Co.	3.300%	8/1/40	800	569

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	4.200%	6/1/41	500	391
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,500	1,226
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,075	823
	Pacific Gas & Electric Co.	3.950%	12/1/47	1,500	1,072
	Pacific Gas & Electric Co.	4.950%	7/1/50	3,000	2,478
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,500	981
	Pacific Gas & Electric Co.	6.750%	1/15/53	950	987
	Pacific Gas & Electric Co.	6.700%	4/1/53	500	520
	PacifiCorp	5.100%	2/15/29	1,000	999
	PacifiCorp	3.500%	6/15/29	600	557
	PacifiCorp	2.700%	9/15/30	341	296
	PacifiCorp	5.300%	2/15/31	212	211
	PacifiCorp	5.450%	2/15/34	1,000	987
	PacifiCorp	5.250%	6/15/35	475	460
	PacifiCorp	6.100%	8/1/36	525	543
	PacifiCorp	5.750%	4/1/37	410	407
	PacifiCorp	6.250%	10/15/37	625	645
	PacifiCorp	6.350%	7/15/38	250	260
	PacifiCorp	6.000%	1/15/39	500	507
	PacifiCorp	4.125%	1/15/49	525	398
	PacifiCorp	4.150%	2/15/50	200	153
	PacifiCorp	3.300%	3/15/51	525	340
	PacifiCorp	2.900%	6/15/52	816	482
	PacifiCorp	5.350%	12/1/53	650	590
	PacifiCorp	5.500%	5/15/54	1,000	931
	PacifiCorp	5.800%	1/15/55	1,367	1,324
	PECO Energy Co.	4.900%	6/15/33	500	490
	PECO Energy Co.	3.000%	9/15/49	1,000	657
	PECO Energy Co.	2.800%	6/15/50	1,000	621
	PECO Energy Co.	3.050%	3/15/51	500	324
	PECO Energy Co.	2.850%	9/15/51	500	308
	PECO Energy Co.	4.600%	5/15/52	500	428
[8]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	233	207
[8]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	570	446
[8]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	350	248
[8]	PG&E Recovery Funding LLC	5.256%	1/15/38	1,300	1,305
[8]	PG&E Recovery Funding LLC	5.536%	7/15/47	410	412
[8]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	478	456
[8]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/31	209	202
[8]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	250	234
[8]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/37	375	358
[8]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/41	300	297
[8]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	1,175	1,028
[8]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	1,025	993
[8]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	250	224
[8]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	350	335
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	380	351
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	500	420
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	500	499
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	130
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	252
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	800	524
	Potomac Electric Power Co.	5.200%	3/15/34	200	200
	Potomac Electric Power Co.	6.500%	11/15/37	400	438
	Potomac Electric Power Co.	4.150%	3/15/43	550	454
	Potomac Electric Power Co.	5.500%	3/15/54	200	195
	PPL Capital Funding Inc.	3.100%	5/15/26	600	576
	PPL Electric Utilities Corp.	5.000%	5/15/33	550	542
	PPL Electric Utilities Corp.	4.850%	2/15/34	1,050	1,021
	PPL Electric Utilities Corp.	6.250%	5/15/39	300	321
	PPL Electric Utilities Corp.	4.125%	6/15/44	700	579
	PPL Electric Utilities Corp.	4.150%	10/1/45	300	247
	PPL Electric Utilities Corp.	3.950%	6/1/47	350	277
	PPL Electric Utilities Corp.	4.150%	6/15/48	300	242
	Progress Energy Inc.	7.750%	3/1/31	510	572
	Progress Energy Inc.	7.000%	10/30/31	200	217
	Progress Energy Inc.	6.000%	12/1/39	480	482
	Public Service Co. of Colorado	3.700%	6/15/28	300	285
[8]	Public Service Co. of Colorado	1.900%	1/15/31	300	244
	Public Service Co. of Colorado	1.875%	6/15/31	700	560

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Public Service Co. of Colorado	4.100%	6/1/32	300	276
	Public Service Co. of Colorado	5.350%	5/15/34	400	396
[8]	Public Service Co. of Colorado	6.250%	9/1/37	300	314
	Public Service Co. of Colorado	3.600%	9/15/42	225	169
	Public Service Co. of Colorado	4.300%	3/15/44	700	569
	Public Service Co. of Colorado	4.100%	6/15/48	300	229
[8]	Public Service Co. of Colorado	3.200%	3/1/50	1,300	854
[8]	Public Service Co. of Colorado	2.700%	1/15/51	200	118
[8]	Public Service Co. of Colorado	4.500%	6/1/52	400	324
	Public Service Co. of Colorado	5.250%	4/1/53	675	618
	Public Service Co. of Colorado	5.750%	5/15/54	500	494
	Public Service Co. of New Hampshire	5.350%	10/1/33	250	251
	Public Service Co. of New Hampshire	3.600%	7/1/49	250	184
	Public Service Co. of New Hampshire	5.150%	1/15/53	500	467
	Public Service Co. of Oklahoma	5.250%	1/15/33	500	489
[8]	Public Service Electric & Gas Co.	0.950%	3/15/26	500	466
[8]	Public Service Electric & Gas Co.	3.000%	5/15/27	250	237
[8]	Public Service Electric & Gas Co.	2.450%	1/15/30	200	175
[8]	Public Service Electric & Gas Co.	3.100%	3/15/32	500	435
[8]	Public Service Electric & Gas Co.	4.900%	12/15/32	300	295
[8]	Public Service Electric & Gas Co.	4.650%	3/15/33	500	482
[8]	Public Service Electric & Gas Co.	5.200%	3/1/34	500	500
[8]	Public Service Electric & Gas Co.	3.950%	5/1/42	525	428
[8]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	781
[8]	Public Service Electric & Gas Co.	3.600%	12/1/47	275	204
[8]	Public Service Electric & Gas Co.	3.850%	5/1/49	350	271
[8]	Public Service Electric & Gas Co.	3.150%	1/1/50	750	511
[8]	Public Service Electric & Gas Co.	2.700%	5/1/50	850	531
[8]	Public Service Electric & Gas Co.	2.050%	8/1/50	500	270
[8]	Public Service Electric & Gas Co.	3.000%	3/1/51	500	326
[8]	Public Service Electric & Gas Co.	5.125%	3/15/53	500	473
[8]	Public Service Electric & Gas Co.	5.450%	3/1/54	750	740
	Public Service Enterprise Group Inc.	0.800%	8/15/25	400	380
	Public Service Enterprise Group Inc.	5.850%	11/15/27	300	305
	Public Service Enterprise Group Inc.	5.875%	10/15/28	500	511
	Public Service Enterprise Group Inc.	5.200%	4/1/29	3,000	2,992
	Public Service Enterprise Group Inc.	1.600%	8/15/30	750	607
	Public Service Enterprise Group Inc.	5.450%	4/1/34	250	248
	Puget Energy Inc.	2.379%	6/15/28	85	76
	Puget Energy Inc.	4.100%	6/15/30	400	367
	Puget Energy Inc.	4.224%	3/15/32	400	359
	Puget Sound Energy Inc.	5.330%	6/15/34	300	299
	Puget Sound Energy Inc.	6.274%	3/15/37	450	479
	Puget Sound Energy Inc.	5.757%	10/1/39	495	498
	Puget Sound Energy Inc.	4.300%	5/20/45	1,050	858
	Puget Sound Energy Inc.	4.223%	6/15/48	500	396
	Puget Sound Energy Inc.	5.685%	6/15/54	300	297
	San Diego Gas & Electric Co.	4.950%	8/15/28	500	498
[8]	San Diego Gas & Electric Co.	1.700%	10/1/30	500	411
[8]	San Diego Gas & Electric Co.	3.000%	3/15/32	500	431
	San Diego Gas & Electric Co.	6.000%	6/1/39	250	264
	San Diego Gas & Electric Co.	4.500%	8/15/40	505	450
[8]	San Diego Gas & Electric Co.	3.750%	6/1/47	325	242
	San Diego Gas & Electric Co.	4.150%	5/15/48	325	262
[8]	San Diego Gas & Electric Co.	3.320%	4/15/50	800	546
	San Diego Gas & Electric Co.	3.700%	3/15/52	500	361
	San Diego Gas & Electric Co.	5.350%	4/1/53	500	473
	San Diego Gas & Electric Co.	5.550%	4/15/54	500	489
[8]	SCE Recovery Funding LLC	4.697%	6/15/40	307	298
[8]	SCE Recovery Funding LLC	2.943%	11/15/42	225	182
[8]	SCE Recovery Funding LLC	3.240%	11/15/46	150	109
[8]	SCE Recovery Funding LLC	5.112%	12/15/47	275	260
	Sempra	3.250%	6/15/27	1,575	1,487
	Sempra	3.400%	2/1/28	1,650	1,552
	Sempra	3.700%	4/1/29	500	468
	Sempra	3.800%	2/1/38	900	735
	Sempra	6.000%	10/15/39	639	646
	Sempra	4.000%	2/1/48	400	304
	Sempra	4.125%	4/1/52	950	876
	Sempra	6.875%	10/1/54	1,000	995

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sierra Pacific Power Co.	2.600%	5/1/26	600	572
	Sierra Pacific Power Co.	5.900%	3/15/54	500	498
[8]	Southern California Edison Co.	3.700%	8/1/25	700	686
[8]	Southern California Edison Co.	1.200%	2/1/26	500	468
	Southern California Edison Co.	5.350%	3/1/26	825	824
	Southern California Edison Co.	4.875%	2/1/27	500	496
	Southern California Edison Co.	5.850%	11/1/27	500	510
[8]	Southern California Edison Co.	3.650%	3/1/28	1,407	1,332
	Southern California Edison Co.	5.300%	3/1/28	525	526
	Southern California Edison Co.	5.650%	10/1/28	500	509
[8]	Southern California Edison Co.	4.200%	3/1/29	200	191
	Southern California Edison Co.	6.650%	4/1/29	850	889
	Southern California Edison Co.	5.150%	6/1/29	825	825
	Southern California Edison Co.	2.850%	8/1/29	825	740
	Southern California Edison Co.	2.250%	6/1/30	300	254
[8]	Southern California Edison Co.	2.500%	6/1/31	500	419
	Southern California Edison Co.	5.450%	6/1/31	300	302
	Southern California Edison Co.	2.750%	2/1/32	330	278
	Southern California Edison Co.	5.950%	11/1/32	500	517
	Southern California Edison Co.	5.200%	6/1/34	600	586
[8]	Southern California Edison Co.	5.750%	4/1/35	508	516
[8]	Southern California Edison Co.	5.350%	7/15/35	1,135	1,120
	Southern California Edison Co.	5.625%	2/1/36	500	498
[8]	Southern California Edison Co.	5.550%	1/15/37	200	200
[8]	Southern California Edison Co.	5.950%	2/1/38	200	203
	Southern California Edison Co.	5.500%	3/15/40	400	385
	Southern California Edison Co.	4.500%	9/1/40	505	435
	Southern California Edison Co.	4.050%	3/15/42	1,945	1,557
[8]	Southern California Edison Co.	3.900%	3/15/43	475	369
[8]	Southern California Edison Co.	3.600%	2/1/45	150	110
	Southern California Edison Co.	4.000%	4/1/47	1,920	1,469
[8]	Southern California Edison Co.	4.125%	3/1/48	970	753
[8]	Southern California Edison Co.	4.875%	3/1/49	400	347
	Southern California Edison Co.	3.650%	2/1/50	1,300	924
[8]	Southern California Edison Co.	2.950%	2/1/51	500	309
[8]	Southern California Edison Co.	3.650%	6/1/51	500	351
	Southern California Edison Co.	3.450%	2/1/52	500	339
	Southern California Edison Co.	5.700%	3/1/53	500	485
	Southern California Edison Co.	5.750%	4/15/54	500	489
[8]	Southern California Gas Co.	2.600%	6/15/26	725	689
	Southern California Gas Co.	2.950%	4/15/27	600	565
[8]	Southern California Gas Co.	2.550%	2/1/30	450	392
	Southern California Gas Co.	3.750%	9/15/42	330	257
[8]	Southern California Gas Co.	4.125%	6/1/48	325	250
[8]	Southern California Gas Co.	4.300%	1/15/49	200	160
[8]	Southern California Gas Co.	3.950%	2/15/50	250	189
	Southern California Gas Co.	6.350%	11/15/52	500	539
	Southern California Gas Co.	5.750%	6/1/53	500	496
	Southern California Gas Co.	5.600%	4/1/54	500	491
	Southern Co.	5.150%	10/6/25	500	498
	Southern Co.	3.250%	7/1/26	500	481
	Southern Co.	5.113%	8/1/27	500	499
[8]	Southern Co.	1.750%	3/15/28	50	44
	Southern Co.	4.850%	6/15/28	1,500	1,484
	Southern Co.	5.500%	3/15/29	1,550	1,571
	Southern Co.	5.700%	10/15/32	500	511
	Southern Co.	5.200%	6/15/33	1,200	1,180
	Southern Co.	5.700%	3/15/34	1,000	1,017
	Southern Co.	4.250%	7/1/36	575	509
	Southern Co.	4.400%	7/1/46	1,135	949
[8]	Southern Co.	4.000%	1/15/51	1,200	1,163
[8]	Southern Co.	3.750%	9/15/51	900	845
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	360
[8]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	1,000	809
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	531	528
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	750	768
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	125
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	525	431
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	731
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	405

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern Power Co.	4.150%	12/1/25	375	369
	Southern Power Co.	5.150%	9/15/41	506	468
	Southern Power Co.	5.250%	7/15/43	500	463
[8]	Southern Power Co.	4.950%	12/15/46	300	261
	Southwest Gas Corp.	5.800%	12/1/27	500	507
	Southwest Gas Corp.	3.700%	4/1/28	450	427
	Southwest Gas Corp.	4.050%	3/15/32	450	407
	Southwest Gas Corp.	3.800%	9/29/46	250	184
	Southwest Gas Corp.	4.150%	6/1/49	200	151
[8]	Southwestern Electric Power Co.	1.650%	3/15/26	500	470
[8]	Southwestern Electric Power Co.	2.750%	10/1/26	300	283
[8]	Southwestern Electric Power Co.	4.100%	9/15/28	550	524
	Southwestern Electric Power Co.	5.300%	4/1/33	500	484
	Southwestern Electric Power Co.	6.200%	3/15/40	300	310
[8]	Southwestern Electric Power Co.	3.900%	4/1/45	1,000	743
[8]	Southwestern Electric Power Co.	3.850%	2/1/48	375	269
	Southwestern Electric Power Co.	3.250%	11/1/51	500	315
	Southwestern Public Service Co.	4.500%	8/15/41	345	289
	Southwestern Public Service Co.	3.400%	8/15/46	950	642
[8]	Southwestern Public Service Co.	4.400%	11/15/48	1,000	788
	Southwestern Public Service Co.	3.750%	6/15/49	259	186
[8]	Southwestern Public Service Co.	3.150%	5/1/50	550	349
	Southwestern Public Service Co.	6.000%	6/1/54	600	599
	Spire Missouri Inc.	4.800%	2/15/33	500	486
	Tampa Electric Co.	4.900%	3/1/29	500	497
	Tampa Electric Co.	2.400%	3/15/31	500	421
	Tampa Electric Co.	4.350%	5/15/44	150	124
	Tampa Electric Co.	4.300%	6/15/48	300	243
	Tampa Electric Co.	3.625%	6/15/50	250	179
	Tampa Electric Co.	3.450%	3/15/51	500	343
	Tampa Electric Co.	5.000%	7/15/52	500	448
	Toledo Edison Co.	6.150%	5/15/37	250	262
	Tucson Electric Power Co.	3.250%	5/15/32	300	262
	Tucson Electric Power Co.	4.850%	12/1/48	490	427
	Tucson Electric Power Co.	5.500%	4/15/53	500	481
	Union Electric Co.	2.950%	6/15/27	300	283
	Union Electric Co.	3.500%	3/15/29	350	330
	Union Electric Co.	2.950%	3/15/30	800	715
	Union Electric Co.	2.150%	3/15/32	500	402
	Union Electric Co.	5.200%	4/1/34	400	397
	Union Electric Co.	3.900%	9/15/42	425	342
	Union Electric Co.	3.650%	4/15/45	575	433
	Union Electric Co.	4.000%	4/1/48	1,100	854
	Union Electric Co.	3.250%	10/1/49	100	68
	Union Electric Co.	2.625%	3/15/51	800	475
	Union Electric Co.	3.900%	4/1/52	500	382
	Union Electric Co.	5.450%	3/15/53	500	482
	Union Electric Co.	5.250%	1/15/54	250	234
[8]	Virginia Electric & Power Co.	2.950%	11/15/26	300	285
[8]	Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,200
[8]	Virginia Electric & Power Co.	3.800%	4/1/28	525	502
	Virginia Electric & Power Co.	2.300%	11/15/31	500	412
	Virginia Electric & Power Co.	2.400%	3/30/32	550	452
	Virginia Electric & Power Co.	5.000%	4/1/33	525	511
	Virginia Electric & Power Co.	5.300%	8/15/33	500	497
	Virginia Electric & Power Co.	5.000%	1/15/34	250	243
[8]	Virginia Electric & Power Co.	6.000%	1/15/36	375	386
[8]	Virginia Electric & Power Co.	6.000%	5/15/37	500	515
	Virginia Electric & Power Co.	6.350%	11/30/37	575	609
	Virginia Electric & Power Co.	8.875%	11/15/38	1,200	1,550
	Virginia Electric & Power Co.	4.000%	1/15/43	500	402
[8]	Virginia Electric & Power Co.	4.650%	8/15/43	500	434
	Virginia Electric & Power Co.	4.450%	2/15/44	511	430
[8]	Virginia Electric & Power Co.	4.200%	5/15/45	302	245
[8]	Virginia Electric & Power Co.	4.000%	11/15/46	500	389
[8]	Virginia Electric & Power Co.	3.800%	9/15/47	425	315
	Virginia Electric & Power Co.	4.600%	12/1/48	550	468
	Virginia Electric & Power Co.	3.300%	12/1/49	400	270
	Virginia Electric & Power Co.	2.450%	12/15/50	776	436
	Virginia Electric & Power Co.	2.950%	11/15/51	1,000	625

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Virginia Electric & Power Co.	4.625%	5/15/52	500	421
	Virginia Electric & Power Co.	5.450%	4/1/53	525	502
	Virginia Electric & Power Co.	5.700%	8/15/53	500	497
[8]	Virginia Power Fuel Securitization LLC	5.088%	5/1/27	150	149
[8]	Virginia Power Fuel Securitization LLC	4.877%	5/1/31	650	649
[8]	Washington Gas Light Co.	3.796%	9/15/46	350	264
[8]	Washington Gas Light Co.	3.650%	9/15/49	500	366
	WEC Energy Group Inc.	5.000%	9/27/25	500	497
	WEC Energy Group Inc.	4.750%	1/9/26	500	495
	WEC Energy Group Inc.	5.600%	9/12/26	500	502
	WEC Energy Group Inc.	5.150%	10/1/27	500	499
	WEC Energy Group Inc.	1.375%	10/15/27	500	443
	WEC Energy Group Inc.	4.750%	1/15/28	500	495
	WEC Energy Group Inc.	2.200%	12/15/28	500	441
	WEC Energy Group Inc.	1.800%	10/15/30	1,000	814
	Wisconsin Electric Power Co.	1.700%	6/15/28	50	44
	Wisconsin Electric Power Co.	5.000%	5/15/29	500	500
	Wisconsin Electric Power Co.	4.750%	9/30/32	431	421
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	208
	Wisconsin Electric Power Co.	4.300%	10/15/48	250	206
	Wisconsin Power & Light Co.	4.950%	4/1/33	500	484
	Wisconsin Power & Light Co.	5.375%	3/30/34	300	298
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	314
	Wisconsin Power & Light Co.	3.650%	4/1/50	250	179
	Wisconsin Public Service Corp.	5.350%	11/10/25	500	499
	Wisconsin Public Service Corp.	3.671%	12/1/42	75	59
	Wisconsin Public Service Corp.	2.850%	12/1/51	500	309
	Xcel Energy Inc.	1.750%	3/15/27	500	455
	Xcel Energy Inc.	4.000%	6/15/28	1,000	953
	Xcel Energy Inc.	2.600%	12/1/29	240	209
	Xcel Energy Inc.	3.400%	6/1/30	450	404
	Xcel Energy Inc.	2.350%	11/15/31	500	404
	Xcel Energy Inc.	5.500%	3/15/34	675	665
	Xcel Energy Inc.	6.500%	7/1/36	610	635
	Xcel Energy Inc.	3.500%	12/1/49	400	271
					527,825
Total Corporate Bonds (Cost $6,169,517)					5,545,781
Sovereign Bonds (1.3%)
[8]	African Development Bank	0.875%	3/23/26	2,500	2,335
[8]	African Development Bank	0.875%	7/22/26	1,600	1,479
	African Development Bank	4.625%	1/4/27	1,100	1,098
	African Development Bank	4.125%	2/25/27	1,800	1,775
[8]	African Development Bank	4.375%	11/3/27	250	248
	African Development Bank	4.375%	3/14/28	4,500	4,469
[8]	African Development Bank	5.750%	8/7/72	300	289
[8]	Asian Development Bank	0.375%	9/3/25	6,129	5,806
	Asian Development Bank	4.250%	1/9/26	3,875	3,836
[8]	Asian Development Bank	0.500%	2/4/26	4,000	3,732
[8]	Asian Development Bank	1.000%	4/14/26	3,000	2,804
[8]	Asian Development Bank	2.000%	4/24/26	400	380
[8]	Asian Development Bank	4.875%	5/21/26	5,000	5,002
[8]	Asian Development Bank	1.750%	8/14/26	1,841	1,731
[8]	Asian Development Bank	2.625%	1/12/27	800	761
[8]	Asian Development Bank	4.125%	1/12/27	2,500	2,467
[8]	Asian Development Bank	1.500%	1/20/27	3,525	3,259
[8]	Asian Development Bank	2.500%	11/2/27	2,985	2,795
[8]	Asian Development Bank	2.750%	1/19/28	1,000	941
[8]	Asian Development Bank	3.750%	4/25/28	2,425	2,359
[8]	Asian Development Bank	1.250%	6/9/28	500	441
[8]	Asian Development Bank	4.500%	8/25/28	2,900	2,899
[8]	Asian Development Bank	3.125%	9/26/28	1,600	1,517
[8]	Asian Development Bank	4.375%	3/6/29	2,350	2,342
[8]	Asian Development Bank	1.750%	9/19/29	200	175
[8]	Asian Development Bank	1.875%	1/24/30	1,000	874
[8]	Asian Development Bank	0.750%	10/8/30	1,500	1,199
[8]	Asian Development Bank	1.500%	3/4/31	3,000	2,493
	Asian Development Bank	3.125%	4/27/32	2,500	2,282
[8]	Asian Development Bank	3.875%	9/28/32	900	861

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Asian Development Bank	4.000%	1/12/33	1,880	1,813
[8]	Asian Development Bank	3.875%	6/14/33	1,675	1,598
[8]	Asian Development Bank	4.125%	1/12/34	2,000	1,944
	Asian Infrastructure Investment Bank	3.375%	6/29/25	1,500	1,473
	Asian Infrastructure Investment Bank	0.500%	1/27/26	2,700	2,520
	Asian Infrastructure Investment Bank	4.875%	9/14/26	1,410	1,413
	Asian Infrastructure Investment Bank	4.000%	1/18/28	2,125	2,085
	Asian Infrastructure Investment Bank	4.125%	1/18/29	1,500	1,479
	Asian Infrastructure Investment Bank	4.250%	3/13/34	625	610
	Canadian Government Bond	0.750%	5/19/26	5,200	4,826
	Canadian Government Bond	3.750%	4/26/28	2,500	2,432
	Canadian Government Bond	4.625%	4/30/29	1,705	1,718
	Corp. Andina de Fomento	1.625%	9/23/25	600	572
	Corp. Andina de Fomento	5.250%	11/21/25	2,160	2,154
	Corp. Andina de Fomento	4.750%	4/1/26	600	594
	Corp. Andina de Fomento	2.250%	2/8/27	620	577
	Corp. Andina de Fomento	6.000%	4/26/27	900	920
	Corp. Andina de Fomento	5.000%	1/24/29	500	500
	Council of Europe Development Bank	3.750%	5/25/26	1,025	1,005
	Council of Europe Development Bank	0.875%	9/22/26	1,000	919
	Council of Europe Development Bank	4.625%	6/11/27	529	529
	Council of Europe Development Bank	3.625%	1/26/28	1,320	1,279
	Council of Europe Development Bank	4.125%	1/24/29	400	394
	Equinor ASA	3.000%	4/6/27	941	894
	Equinor ASA	3.625%	9/10/28	1,200	1,146
	Equinor ASA	3.125%	4/6/30	500	456
	Equinor ASA	2.375%	5/22/30	1,500	1,309
	Equinor ASA	5.100%	8/17/40	2,100	2,030
	Equinor ASA	4.250%	11/23/41	325	283
	Equinor ASA	3.950%	5/15/43	175	144
	Equinor ASA	4.800%	11/8/43	1,015	941
	Equinor ASA	3.250%	11/18/49	750	524
	Equinor ASA	3.700%	4/6/50	2,360	1,793
[8]	European Bank for Reconstruction & Development	0.500%	11/25/25	1,600	1,504
[8]	European Bank for Reconstruction & Development	0.500%	1/28/26	2,000	1,867
[8]	European Bank for Reconstruction & Development	4.375%	3/9/28	3,650	3,629
	European Bank for Reconstruction & Development	4.125%	1/25/29	200	197
[8]	European Bank for Reconstruction & Development	4.250%	3/13/34	850	832
	European Investment Bank	0.625%	7/25/25	3,700	3,530
	European Investment Bank	2.750%	8/15/25	3,000	2,925
	European Investment Bank	0.375%	12/15/25	5,500	5,149
	European Investment Bank	0.375%	3/26/26	5,000	4,631
	European Investment Bank	2.125%	4/13/26	1,000	954
	European Investment Bank	0.750%	10/26/26	1,950	1,783
[8]	European Investment Bank	1.375%	3/15/27	2,775	2,547
	European Investment Bank	4.375%	3/19/27	3,400	3,377
	European Investment Bank	2.375%	5/24/27	5,166	4,860
	European Investment Bank	0.625%	10/21/27	500	440
	European Investment Bank	3.250%	11/15/27	2,500	2,399
	European Investment Bank	3.875%	3/15/28	4,300	4,205
	European Investment Bank	4.500%	10/16/28	2,775	2,777
	European Investment Bank	4.000%	2/15/29	2,300	2,256
	European Investment Bank	4.750%	6/15/29	5,000	5,065
	European Investment Bank	1.625%	10/9/29	350	304
	European Investment Bank	0.875%	5/17/30	400	327
	European Investment Bank	3.625%	7/15/30	3,775	3,612
	European Investment Bank	0.750%	9/23/30	1,200	963
	European Investment Bank	1.250%	2/14/31	3,000	2,461
	European Investment Bank	3.750%	2/14/33	2,100	1,995
	European Investment Bank	4.125%	2/13/34	3,600	3,494
	European Investment Bank	4.875%	2/15/36	1,300	1,334
[12]	Export Development Canada	3.375%	8/26/25	2,400	2,354
[12]	Export Development Canada	4.375%	6/29/26	2,500	2,478
[12]	Export Development Canada	3.000%	5/25/27	1,700	1,625
[12]	Export Development Canada	3.875%	2/14/28	1,900	1,857
[12]	Export Development Canada	4.125%	2/13/29	2,750	2,710
[12]	Export Development Canada	4.750%	6/5/34	740	755
	Export-Import Bank of Korea	5.375%	9/18/25	1,000	1,002
	Export-Import Bank of Korea	3.250%	11/10/25	300	292
	Export-Import Bank of Korea	4.875%	1/11/26	400	399

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Export-Import Bank of Korea	0.625%	2/9/26	500	466
	Export-Import Bank of Korea	2.625%	5/26/26	925	885
	Export-Import Bank of Korea	1.125%	12/29/26	205	187
	Export-Import Bank of Korea	4.625%	1/11/27	200	198
	Export-Import Bank of Korea	1.625%	1/18/27	400	369
	Export-Import Bank of Korea	2.375%	4/21/27	1,020	952
	Export-Import Bank of Korea	4.250%	9/15/27	650	637
	Export-Import Bank of Korea	5.000%	1/11/28	500	503
	Export-Import Bank of Korea	4.500%	1/11/29	200	198
	Export-Import Bank of Korea	1.250%	9/21/30	1,600	1,288
	Export-Import Bank of Korea	1.375%	2/9/31	500	400
	Export-Import Bank of Korea	2.125%	1/18/32	650	535
	Export-Import Bank of Korea	4.500%	9/15/32	500	483
	Export-Import Bank of Korea	5.125%	1/11/33	730	735
	Export-Import Bank of Korea	5.125%	9/18/33	600	605
	Export-Import Bank of Korea	2.500%	6/29/41	875	615
[8]	Hong Kong Government International Bond	1.750%	11/24/31	825	685
	Inter-American Development Bank	0.625%	7/15/25	5,100	4,870
[8]	Inter-American Development Bank	0.875%	4/20/26	4,000	3,728
[8]	Inter-American Development Bank	4.500%	5/15/26	2,250	2,236
[8]	Inter-American Development Bank	2.000%	6/2/26	1,915	1,816
	Inter-American Development Bank	2.000%	7/23/26	1,615	1,528
	Inter-American Development Bank	4.375%	2/1/27	1,760	1,748
	Inter-American Development Bank	2.375%	7/7/27	800	750
	Inter-American Development Bank	0.625%	9/16/27	3,700	3,267
	Inter-American Development Bank	4.000%	1/12/28	4,550	4,467
	Inter-American Development Bank	1.125%	7/20/28	2,000	1,753
	Inter-American Development Bank	3.125%	9/18/28	2,200	2,086
	Inter-American Development Bank	4.125%	2/15/29	2,100	2,071
	Inter-American Development Bank	2.250%	6/18/29	1,000	903
[8]	Inter-American Development Bank	1.125%	1/13/31	3,500	2,843
[8]	Inter-American Development Bank	3.500%	4/12/33	1,925	1,784
[8]	Inter-American Development Bank	4.500%	9/13/33	2,300	2,297
[8]	Inter-American Development Bank	3.875%	10/28/41	1,600	1,405
	Inter-American Development Bank	3.200%	8/7/42	550	439
	Inter-American Development Bank	4.375%	1/24/44	450	420
	Inter-American Investment Corp.	4.125%	2/15/28	1,050	1,029
	Inter-American Investment Corp.	4.750%	9/19/28	475	477
	Inter-American Investment Corp.	4.250%	2/14/29	775	764
	International Bank for Reconstruction & Development	0.375%	7/28/25	5,000	4,756
[8]	International Bank for Reconstruction & Development	2.500%	7/29/25	4,600	4,476
	International Bank for Reconstruction & Development	0.500%	10/28/25	6,000	5,656
[8]	International Bank for Reconstruction & Development	3.125%	11/20/25	2,000	1,950
	International Bank for Reconstruction & Development	4.750%	4/10/26	1,400	1,398
	International Bank for Reconstruction & Development	0.875%	7/15/26	2,275	2,106
[8]	International Bank for Reconstruction & Development	1.875%	10/27/26	356	334
	International Bank for Reconstruction & Development	3.125%	6/15/27	6,250	5,999
	International Bank for Reconstruction & Development	0.750%	11/24/27	2,500	2,204
	International Bank for Reconstruction & Development	3.500%	7/12/28	4,250	4,096
	International Bank for Reconstruction & Development	4.625%	8/1/28	3,525	3,542
	International Bank for Reconstruction & Development	1.125%	9/13/28	4,625	4,036
	International Bank for Reconstruction & Development	3.625%	9/21/29	500	481
[8]	International Bank for Reconstruction & Development	1.750%	10/23/29	1,500	1,310
	International Bank for Reconstruction & Development	3.875%	2/14/30	5,475	5,318
	International Bank for Reconstruction & Development	0.875%	5/14/30	1,000	817
	International Bank for Reconstruction & Development	4.000%	7/25/30	2,925	2,854
	International Bank for Reconstruction & Development	0.750%	8/26/30	4,250	3,411
	International Bank for Reconstruction & Development	4.000%	1/10/31	2,000	1,948
	International Bank for Reconstruction & Development	1.250%	2/10/31	6,000	4,906
	International Bank for Reconstruction & Development	4.500%	4/10/31	3,250	3,257
	International Bank for Reconstruction & Development	1.625%	11/3/31	8,500	7,005
	International Bank for Reconstruction & Development	2.500%	3/29/32	3,000	2,621
	International Bank for Reconstruction & Development	4.750%	11/14/33	1,500	1,530
[8]	International Bank for Reconstruction & Development	4.750%	2/15/35	450	454
[8]	International Finance Corp.	0.375%	7/16/25	1,000	952
[8]	International Finance Corp.	2.125%	4/7/26	1,505	1,436
[8]	International Finance Corp.	4.375%	1/15/27	850	844
[8]	International Finance Corp.	4.500%	7/13/28	850	851
[6,8]	International Finance Corp.	4.250%	7/2/29	3,000	2,976
	International Finance Corp.	0.750%	8/27/30	800	642

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[13]	Japan Bank for International Cooperation	0.625%	7/15/25	2,000	1,906
[13]	Japan Bank for International Cooperation	4.250%	1/26/26	2,250	2,220
[13]	Japan Bank for International Cooperation	4.250%	4/27/26	1,125	1,109
[13]	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,421
[13]	Japan Bank for International Cooperation	2.875%	7/21/27	500	473
[13]	Japan Bank for International Cooperation	2.750%	11/16/27	2,200	2,061
[13]	Japan Bank for International Cooperation	4.625%	7/19/28	575	573
[13]	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,231
[13]	Japan Bank for International Cooperation	4.875%	10/18/28	200	202
[13]	Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,429
[13]	Japan Bank for International Cooperation	2.125%	2/16/29	1,930	1,727
[13]	Japan Bank for International Cooperation	2.000%	10/17/29	300	263
[13]	Japan Bank for International Cooperation	1.250%	1/21/31	1,000	810
[13]	Japan Bank for International Cooperation	4.375%	1/24/31	300	296
[13]	Japan Bank for International Cooperation	1.875%	4/15/31	500	420
[13]	Japan Bank for International Cooperation	4.625%	4/17/34	1,000	999
[13]	Japan International Cooperation Agency	2.750%	4/27/27	700	661
[13]	Japan International Cooperation Agency	3.250%	5/25/27	3,000	2,869
[13]	Japan International Cooperation Agency	4.000%	5/23/28	600	582
[13]	Japan International Cooperation Agency	3.375%	6/12/28	550	522
[13]	Japan International Cooperation Agency	4.750%	5/21/29	406	408
[13]	Japan International Cooperation Agency	1.000%	7/22/30	200	161
[13]	Japan International Cooperation Agency	1.750%	4/28/31	500	414
[14]	KFW	0.375%	7/18/25	6,000	5,712
[14]	KFW	5.125%	9/29/25	2,025	2,026
[14]	KFW	0.625%	1/22/26	4,000	3,744
[14]	KFW	5.000%	3/16/26	9,000	9,015
[14]	KFW	3.625%	4/1/26	2,750	2,693
[14]	KFW	4.625%	8/7/26	3,275	3,265
[14]	KFW	1.000%	10/1/26	9,000	8,296
[14]	KFW	4.375%	3/1/27	2,925	2,905
[14]	KFW	3.000%	5/20/27	585	560
[14]	KFW	3.750%	2/15/28	3,825	3,724
[14]	KFW	2.875%	4/3/28	2,300	2,170
[14]	KFW	3.875%	6/15/28	3,525	3,446
[14]	KFW	4.000%	3/15/29	1,200	1,177
[14]	KFW	1.750%	9/14/29	900	789
[14]	KFW	0.750%	9/30/30	2,000	1,604
[14]	KFW	4.750%	10/29/30	1,275	1,296
[14]	KFW	4.125%	7/15/33	3,200	3,111
[14]	KFW	4.375%	2/28/34	1,275	1,264
[14]	KFW	0.000%	4/18/36	600	349
[14]	KFW	0.000%	6/29/37	1,700	934
	Korea Development Bank	3.000%	1/13/26	2,300	2,231
	Korea Development Bank	5.375%	10/23/26	500	504
	Korea Development Bank	4.625%	2/15/27	900	894
	Korea Development Bank	1.375%	4/25/27	500	454
	Korea Development Bank	4.375%	2/15/28	2,150	2,119
	Korea Development Bank	5.375%	10/23/28	500	512
	Korea Development Bank	4.500%	2/15/29	1,000	990
	Korea Development Bank	1.625%	1/19/31	1,000	814
	Korea Development Bank	2.000%	10/25/31	500	409
	Korea Development Bank	4.375%	2/15/33	1,600	1,527
	Korea Development Bank	5.625%	10/23/33	500	522
[14]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	2,400	2,239
[8,14]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	776
[8,14]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,490
[8,14]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	1,250	1,220
[14]	Landwirtschaftliche Rentenbank	4.625%	4/17/29	1,090	1,098
[14]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	1,000	807
[8,14]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	800	828
	Nordic Investment Bank	0.375%	9/11/25	1,500	1,419
	Nordic Investment Bank	5.000%	10/15/25	490	490
[8]	Nordic Investment Bank	0.500%	1/21/26	1,000	934
	Nordic Investment Bank	4.375%	3/14/28	2,900	2,881
	Nordic Investment Bank	4.250%	2/28/29	1,075	1,065
[15]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	1,500	1,417
[15]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	580	573
[8,15]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	2,200	2,051
[15]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	580	583

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Oesterreichische Kontrollbank AG	4.750%	5/21/27	1,568	1,572
[15]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	2,000	1,940
[15]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	1,800	1,777
[8,15]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	600	591
[8]	Oriental Republic of Uruguay	4.375%	10/27/27	975	966
[8]	Oriental Republic of Uruguay	4.375%	1/23/31	2,302	2,239
[8]	Oriental Republic of Uruguay	5.750%	10/28/34	1,055	1,100
[8]	Oriental Republic of Uruguay	7.625%	3/21/36	885	1,048
[8]	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	892
[8]	Oriental Republic of Uruguay	5.100%	6/18/50	2,535	2,386
[8]	Oriental Republic of Uruguay	4.975%	4/20/55	2,680	2,443
[16]	Petroleos Mexicanos	2.378%	4/15/25	20	19
	Province of Alberta	3.300%	3/15/28	1,100	1,049
	Province of Alberta	4.500%	6/26/29	1,000	996
	Province of Alberta	1.300%	7/22/30	2,566	2,117
	Province of Alberta	4.500%	1/24/34	1,000	979
	Province of British Columbia	2.250%	6/2/26	1,707	1,624
	Province of British Columbia	0.900%	7/20/26	1,275	1,177
	Province of British Columbia	4.800%	11/15/28	1,100	1,108
	Province of British Columbia	4.900%	4/24/29	2,100	2,125
	Province of British Columbia	1.300%	1/29/31	500	407
	Province of British Columbia	4.200%	7/6/33	1,100	1,055
	Province of British Columbia	4.750%	6/12/34	2,688	2,676
	Province of Manitoba	2.125%	6/22/26	850	805
	Province of Manitoba	4.300%	7/27/33	950	917
	Province of Manitoba	4.900%	5/31/34	665	669
	Province of New Brunswick	3.625%	2/24/28	500	479
	Province of Ontario	2.500%	4/27/26	1,000	958
	Province of Ontario	2.300%	6/15/26	2,000	1,903
	Province of Ontario	3.100%	5/19/27	4,025	3,849
	Province of Ontario	4.200%	1/18/29	1,600	1,572
	Province of Ontario	2.000%	10/2/29	1,700	1,495
	Province of Ontario	1.125%	10/7/30	2,800	2,267
	Province of Ontario	1.600%	2/25/31	5,000	4,136
	Province of Ontario	1.800%	10/14/31	500	412
	Province of Ontario	5.050%	4/24/34	1,457	1,489
	Province of Quebec	0.600%	7/23/25	1,500	1,429
	Province of Quebec	2.500%	4/20/26	700	671
	Province of Quebec	2.750%	4/12/27	3,250	3,085
	Province of Quebec	3.625%	4/13/28	1,150	1,108
	Province of Quebec	4.500%	4/3/29	2,525	2,512
[8]	Province of Quebec	7.500%	9/15/29	1,075	1,215
	Province of Quebec	1.350%	5/28/30	1,200	998
	Province of Quebec	1.900%	4/21/31	800	672
	Province of Quebec	4.500%	9/8/33	1,225	1,201
	Province of Saskatchewan	3.250%	6/8/27	700	671
	Republic of Chile	3.125%	1/21/26	710	685
[8]	Republic of Chile	2.750%	1/31/27	1,525	1,432
[8]	Republic of Chile	3.240%	2/6/28	2,660	2,496
[8]	Republic of Chile	4.850%	1/22/29	400	395
[8]	Republic of Chile	2.450%	1/31/31	921	785
[8]	Republic of Chile	2.550%	1/27/32	279	234
[8]	Republic of Chile	2.550%	7/27/33	2,709	2,195
[8]	Republic of Chile	3.500%	1/31/34	1,808	1,569
[8]	Republic of Chile	4.950%	1/5/36	1,601	1,534
[8]	Republic of Chile	3.100%	5/7/41	2,440	1,785
[8]	Republic of Chile	4.340%	3/7/42	1,236	1,065
	Republic of Chile	3.860%	6/21/47	1,100	852
[8]	Republic of Chile	3.500%	1/25/50	1,915	1,377
[8]	Republic of Chile	4.000%	1/31/52	1,465	1,130
[8]	Republic of Chile	5.330%	1/5/54	900	848
[8]	Republic of Chile	3.100%	1/22/61	1,675	1,034
[8]	Republic of Chile	3.250%	9/21/71	500	308
	Republic of Hungary	7.625%	3/29/41	1,350	1,536
[8]	Republic of Indonesia	4.150%	9/20/27	650	631
	Republic of Indonesia	3.500%	1/11/28	1,300	1,227
[8]	Republic of Indonesia	4.550%	1/11/28	850	832
	Republic of Indonesia	4.100%	4/24/28	1,000	963
	Republic of Indonesia	4.750%	2/11/29	1,350	1,330
[8]	Republic of Indonesia	4.400%	3/10/29	200	194

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Indonesia	3.400%	9/18/29	1,100	1,013
	Republic of Indonesia	2.850%	2/14/30	350	310
	Republic of Indonesia	3.850%	10/15/30	2,100	1,952
	Republic of Indonesia	1.850%	3/12/31	600	489
[8]	Republic of Indonesia	2.150%	7/28/31	1,100	903
[8]	Republic of Indonesia	3.550%	3/31/32	1,250	1,121
[8]	Republic of Indonesia	4.700%	2/10/34	775	748
	Republic of Indonesia	4.350%	1/11/48	2,075	1,768
	Republic of Indonesia	5.350%	2/11/49	1,500	1,482
	Republic of Indonesia	3.700%	10/30/49	825	627
	Republic of Indonesia	4.200%	10/15/50	2,005	1,652
	Republic of Indonesia	3.050%	3/12/51	850	575
[8]	Republic of Indonesia	4.300%	3/31/52	700	584
[8]	Republic of Indonesia	5.450%	9/20/52	200	198
[8]	Republic of Indonesia	5.650%	1/11/53	700	708
[8]	Republic of Indonesia	5.100%	2/10/54	1,075	1,012
[8]	Republic of Indonesia	3.200%	9/23/61	800	513
	Republic of Indonesia	4.450%	4/15/70	750	614
	Republic of Indonesia	3.350%	3/12/71	500	321
	Republic of Italy	1.250%	2/17/26	2,900	2,713
	Republic of Italy	2.875%	10/17/29	2,000	1,779
	Republic of Italy	5.375%	6/15/33	1,925	1,899
	Republic of Italy	4.000%	10/17/49	1,900	1,389
	Republic of Italy	3.875%	5/6/51	2,500	1,747
	Republic of Korea	2.750%	1/19/27	2,800	2,661
	Republic of Korea	2.500%	6/19/29	900	817
[6]	Republic of Korea	4.500%	7/3/29	500	499
	Republic of Korea	1.000%	9/16/30	1,000	808
	Republic of Korea	1.750%	10/15/31	550	453
	Republic of Korea	4.125%	6/10/44	655	581
	Republic of Korea	3.875%	9/20/48	390	328
	Republic of Panama	7.125%	1/29/26	1,358	1,383
	Republic of Panama	8.875%	9/30/27	368	398
[8]	Republic of Panama	3.875%	3/17/28	1,980	1,829
	Republic of Panama	9.375%	4/1/29	1,070	1,196
[8]	Republic of Panama	3.160%	1/23/30	400	337
[8]	Republic of Panama	7.500%	3/1/31	900	939
[8]	Republic of Panama	2.252%	9/29/32	2,325	1,670
[8]	Republic of Panama	6.400%	2/14/35	1,900	1,799
[8]	Republic of Panama	6.700%	1/26/36	1,444	1,405
[8]	Republic of Panama	6.875%	1/31/36	400	391
[8]	Republic of Panama	8.000%	3/1/38	1,080	1,138
[8]	Republic of Panama	4.500%	5/15/47	200	138
[8]	Republic of Panama	4.500%	4/16/50	2,310	1,549
[8]	Republic of Panama	4.300%	4/29/53	1,250	800
[8]	Republic of Panama	6.853%	3/28/54	1,160	1,065
[8]	Republic of Panama	4.500%	4/1/56	2,650	1,713
[8]	Republic of Panama	7.875%	3/1/57	250	259
[8]	Republic of Panama	3.870%	7/23/60	3,350	1,907
[8]	Republic of Panama	4.500%	1/19/63	1,400	894
[8]	Republic of Peru	2.392%	1/23/26	600	572
	Republic of Peru	4.125%	8/25/27	250	242
[8]	Republic of Peru	2.783%	1/23/31	4,900	4,203
[8]	Republic of Peru	1.862%	12/1/32	1,100	833
	Republic of Peru	8.750%	11/21/33	2,385	2,899
[8]	Republic of Peru	3.000%	1/15/34	1,800	1,463
[8]	Republic of Peru	6.550%	3/14/37	600	642
[8]	Republic of Peru	3.300%	3/11/41	1,000	741
	Republic of Peru	5.625%	11/18/50	2,150	2,092
[8]	Republic of Peru	3.550%	3/10/51	400	282
[8]	Republic of Peru	2.780%	12/1/60	1,700	950
[8]	Republic of Peru	3.600%	1/15/72	650	416
[8]	Republic of Peru	3.230%	7/28/21	1,200	673
	Republic of Poland	3.250%	4/6/26	1,150	1,116
[8]	Republic of Poland	5.500%	11/16/27	1,300	1,325
[8]	Republic of Poland	4.625%	3/18/29	1,300	1,283
[8]	Republic of Poland	5.750%	11/16/32	975	1,009
[8]	Republic of Poland	4.875%	10/4/33	1,800	1,751
[8]	Republic of Poland	5.125%	9/18/34	2,500	2,457
[8]	Republic of Poland	5.500%	4/4/53	2,105	2,059

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Republic of Poland	5.500%	3/18/54	2,900	2,807
	Republic of the Philippines	5.500%	3/30/26	1,500	1,505
	Republic of the Philippines	3.229%	3/29/27	450	428
	Republic of the Philippines	5.170%	10/13/27	600	600
	Republic of the Philippines	3.000%	2/1/28	1,725	1,604
	Republic of the Philippines	4.625%	7/17/28	500	491
	Republic of the Philippines	3.750%	1/14/29	2,000	1,882
	Republic of the Philippines	9.500%	2/2/30	1,525	1,834
	Republic of the Philippines	2.457%	5/5/30	2,000	1,725
	Republic of the Philippines	7.750%	1/14/31	775	883
	Republic of the Philippines	1.648%	6/10/31	1,423	1,130
	Republic of the Philippines	1.950%	1/6/32	675	540
	Republic of the Philippines	6.375%	1/15/32	600	641
	Republic of the Philippines	3.556%	9/29/32	800	712
	Republic of the Philippines	5.609%	4/13/33	400	410
	Republic of the Philippines	5.000%	7/17/33	1,050	1,032
	Republic of the Philippines	5.250%	5/14/34	800	800
	Republic of the Philippines	6.375%	10/23/34	2,175	2,377
	Republic of the Philippines	5.000%	1/13/37	400	392
	Republic of the Philippines	3.950%	1/20/40	1,500	1,272
	Republic of the Philippines	3.700%	3/1/41	1,534	1,245
	Republic of the Philippines	3.700%	2/2/42	1,885	1,520
	Republic of the Philippines	2.950%	5/5/45	1,750	1,209
	Republic of the Philippines	2.650%	12/10/45	1,400	915
	Republic of the Philippines	3.200%	7/6/46	1,875	1,339
	Republic of the Philippines	4.200%	3/29/47	925	769
	Republic of the Philippines	5.950%	10/13/47	600	638
	Republic of the Philippines	5.500%	1/17/48	400	401
	Republic of the Philippines	5.600%	5/14/49	800	802
	State of Israel	2.875%	3/16/26	1,100	1,041
	State of Israel	3.250%	1/17/28	790	724
	State of Israel	5.375%	3/12/29	1,700	1,666
	State of Israel	2.500%	1/15/30	200	168
	State of Israel	2.750%	7/3/30	1,550	1,306
	State of Israel	4.500%	1/17/33	1,975	1,773
	State of Israel	5.500%	3/12/34	2,500	2,376
	State of Israel	4.500%	1/30/43	1,650	1,342
	State of Israel	4.125%	1/17/48	800	587
	State of Israel	3.375%	1/15/50	1,585	1,004
	State of Israel	3.875%	7/3/50	1,650	1,149
	State of Israel	5.750%	3/12/54	2,500	2,240
	State of Israel	4.500%	4/3/20	900	626
[8]	Svensk Exportkredit AB	4.000%	7/15/25	1,000	987
	Svensk Exportkredit AB	0.500%	8/26/25	2,000	1,896
[8]	Svensk Exportkredit AB	4.625%	11/28/25	1,060	1,053
[8]	Svensk Exportkredit AB	4.375%	2/13/26	1,125	1,113
[8]	Svensk Exportkredit AB	4.875%	9/14/26	260	260
[8]	Svensk Exportkredit AB	2.250%	3/22/27	1,000	936
	Svensk Exportkredit AB	4.125%	6/14/28	1,000	981
[8]	Svensk Exportkredit AB	4.250%	2/1/29	300	296
[8]	Svensk Exportkredit AB	4.875%	10/4/30	920	932
	United Mexican States	4.125%	1/21/26	2,968	2,906
	United Mexican States	4.150%	3/28/27	3,370	3,265
	United Mexican States	3.750%	1/11/28	1,175	1,110
[8]	United Mexican States	5.400%	2/9/28	800	796
	United Mexican States	4.500%	4/22/29	2,000	1,913
[8]	United Mexican States	5.000%	5/7/29	1,263	1,232
[8]	United Mexican States	3.250%	4/16/30	3,000	2,635
[8]	United Mexican States	2.659%	5/24/31	2,700	2,219
[8]	United Mexican States	8.300%	8/15/31	1,000	1,179
[8]	United Mexican States	4.750%	4/27/32	700	646
[8]	United Mexican States	7.500%	4/8/33	400	446
[8]	United Mexican States	4.875%	5/19/33	2,925	2,695
[8]	United Mexican States	3.500%	2/12/34	2,200	1,787
[8]	United Mexican States	6.750%	9/27/34	950	989
[8]	United Mexican States	6.350%	2/9/35	2,225	2,239
[8]	United Mexican States	6.000%	5/7/36	3,468	3,379
	United Mexican States	6.050%	1/11/40	2,321	2,245
[8]	United Mexican States	4.280%	8/14/41	2,091	1,619
[8]	United Mexican States	4.750%	3/8/44	3,022	2,416

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Mexican States	5.550%	1/21/45	1,150	1,033
	United Mexican States	4.600%	1/23/46	2,530	1,947
	United Mexican States	4.350%	1/15/47	1,410	1,049
	United Mexican States	4.600%	2/10/48	2,070	1,577
[8]	United Mexican States	4.500%	1/31/50	1,200	900
[8]	United Mexican States	5.000%	4/27/51	2,500	1,999
[8]	United Mexican States	4.400%	2/12/52	2,025	1,472
[8]	United Mexican States	6.338%	5/4/53	2,385	2,244
[8]	United Mexican States	6.400%	5/7/54	2,108	2,005
[8]	United Mexican States	3.771%	5/24/61	2,875	1,757
[8]	United Mexican States	5.750%	10/12/10	2,114	1,742
Total Sovereign Bonds (Cost $782,564)					719,802
Taxable Municipal Bonds (0.2%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	80	79
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	325	254
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	100	115
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	225	241
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	100	121
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	50	52
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	375	489
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	375	422
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	985	1,064
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	148
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	400	469
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	700	477
	California Earthquake Authority Revenue	5.603%	7/1/27	275	275
	California GO	2.650%	4/1/26	250	240
	California GO	1.700%	2/1/28	350	315
	California GO	3.500%	4/1/28	400	383
	California GO	5.125%	9/1/29	375	381
	California GO	2.500%	10/1/29	590	529
	California GO	1.750%	11/1/30	260	217
	California GO	5.750%	10/1/31	100	105
	California GO	4.500%	4/1/33	850	824
	California GO	7.500%	4/1/34	1,770	2,043
	California GO	4.600%	4/1/38	1,925	1,814
	California GO	7.550%	4/1/39	2,815	3,346
	California GO	7.300%	10/1/39	1,000	1,144
	California GO	7.350%	11/1/39	725	833
	California GO	7.625%	3/1/40	1,150	1,364
	California GO	7.600%	11/1/40	2,000	2,396
	California State University Systemwide Revenue	3.899%	11/1/47	250	206
	California State University Systemwide Revenue	2.897%	11/1/51	500	354
	California State University Systemwide Revenue	2.975%	11/1/51	465	316
	California State University Systemwide Revenue	2.719%	11/1/52	500	332
	California State University Systemwide Revenue	2.939%	11/1/52	500	341
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	101
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	500	352
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	500	513
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	405	436
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	325	292
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	340	308
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	1,455	1,608
	Clark County NV Airport System Revenue	6.820%	7/1/45	325	366
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	500	451
	Commonwealth Financing Authority Pennsylvania Revenue	4.144%	6/1/38	275	252
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	400	341
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	350	337
	Connecticut GO	5.090%	10/1/30	575	569
	Connecticut GO	5.850%	3/15/32	610	645
	Cook County IL GO	6.229%	11/15/34	400	421
	Dallas County TX Hospital District GO	5.621%	8/15/44	100	101
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	300	311
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	71
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	285	320
[17]	Dallas TX Independent School District GO	6.450%	2/15/35	150	150

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	875	731
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	325	242
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	450	321
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	800	710
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	50	51
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	275	247
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	315	328
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	1,300	1,248
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	850	771
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	1,000	847
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/34	850	855
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	510	425
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	573	624
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,318	1,437
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	140	156
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	250	198
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	425	355
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	400	326
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	400	323
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	400	306
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	500	389
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	350	320
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	370	347
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	625	467
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	315	310
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	1,490	1,088
	Houston TX GO	6.290%	3/1/32	600	639
	Houston TX GO	3.961%	3/1/47	355	302
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	300	211
	Illinois GO	5.100%	6/1/33	6,936	6,806
	Illinois GO	6.630%	2/1/35	110	115
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	350	366
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	375	272
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	315	307
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	95	93
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	355	346
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	325	263
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	150	143
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	200	192
[18]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	414
	Los Angeles CA Community College District GO	6.750%	8/1/49	325	374
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	410	455
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	500	562
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	400	407
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	50	59
	Louisiana Gasoline & Fuel Tax Revenue	2.952%	5/1/41	200	152
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	477	465
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	344	341
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	700	670
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	300	296
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/36	200	186
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	700	660
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	700	703
	Maryland Economic Development Corp. Revenue	5.942%	5/31/57	350	352
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	500	376
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	500	349
	Massachusetts GO	5.456%	12/1/39	845	855
	Massachusetts GO	2.900%	9/1/49	575	400
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	500	512
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	335	272
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	350	263
	Massachusetts SO Revenue	4.110%	7/15/31	511	502

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	51
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	100	109
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/49	35	32
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	694
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	575	507
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	250	217
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	375	305
	Michigan State Building Authority Revenue Refunding Taxable BDS 2020 II	2.705%	10/15/40	800	606
	Michigan State University Revenue	4.496%	8/15/48	200	183
	Michigan State University Revenue	4.165%	8/15/22	465	360
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/47	275	209
	Mississippi GO	5.245%	11/1/34	250	248
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	405	296
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	350	269
[19]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,529
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	460	462
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	450	490
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	300	253
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	575	675
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,830	2,091
	New York City NY GO	5.517%	10/1/37	475	475
	New York City NY GO	6.271%	12/1/37	325	347
	New York City NY GO	5.263%	10/1/52	200	204
	New York City NY GO	5.828%	10/1/53	200	218
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	100	102
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	300	302
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	100	103
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	75	78
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	325	315
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,200	1,221
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	275	279
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	150	149
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	625	624
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	100	103
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	500	542
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	300	329
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	515	610
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	95	96
	New York State Thruway Authority General Revenue	2.900%	1/1/35	230	194
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	300	281
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	400	405
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	175	133
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	797
	Ohio State University General Receipts Revenue	4.910%	6/1/40	275	264
	Ohio State University General Receipts Revenue	4.800%	6/1/11	415	373
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	300	228
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/37	440	419
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	425	391
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	350	326
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	225	231
	Oregon GO	5.892%	6/1/27	296	299
[20]	Oregon School Boards Association GO	5.528%	6/30/28	107	108
	Pennsylvania State University Revenue	2.790%	9/1/43	425	317
	Pennsylvania State University Revenue	2.840%	9/1/50	300	205
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	369
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	275	203
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	132
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	200	207
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	830
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	935
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	373
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	175	147
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	200	148

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	135	129
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	250	167
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,705	1,480
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	550	510
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	400	262
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	300	219
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	150	157
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/38	75	68
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	327
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	100	80
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	375	268
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	350	279
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	350	291
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	250	202
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	230	215
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	370	349
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	234
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	490	500
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	424
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,000	1,064
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	275	310
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	375	335
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	475	507
	State Public School Building Authority PA Revenue	5.000%	9/15/27	275	274
	Texas GO	5.517%	4/1/39	1,030	1,061
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	1,479	1,478
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	1,350	1,352
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	775	636
	Texas Transportation Commission GO	4.681%	4/1/40	100	95
	Texas Transportation Commission GO	2.472%	10/1/44	725	498
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	1,275	1,276
[20]	Tucson City AZ COP	2.856%	7/1/47	300	217
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	250	238
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	2,250	2,470
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	125	137
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	500	336
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	600	531
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	660	440
	University of California Revenue	3.063%	7/1/25	400	392
	University of California Revenue	1.316%	5/15/27	925	840
	University of California Revenue	1.614%	5/15/30	525	441
	University of California Revenue	3.071%	5/15/51	500	342
	University of California Revenue	4.858%	5/15/12	705	618
	University of California Revenue	4.767%	5/15/15	150	129
	University of Michigan Revenue	2.437%	4/1/40	275	202
	University of Michigan Revenue	2.562%	4/1/50	200	129
	University of Michigan Revenue	3.504%	4/1/52	475	368
	University of Michigan Revenue	4.454%	4/1/22	1,100	910
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	235	171
[18]	University of Oregon Revenue	3.424%	3/1/60	750	547
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	350	230
	University of Texas Financing System Revenue	4.794%	8/15/46	300	287
	University of Texas Financing System Revenue	3.354%	8/15/47	200	150
	University of Texas Financing System Revenue	2.439%	8/15/49	225	139
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	900	696
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	275	204
	University of Virginia Revenue	2.256%	9/1/50	1,075	641
	University of Virginia Revenue	4.179%	9/1/17	250	198
	Utah GO	4.554%	7/1/24	30	30
	Utah GO	3.539%	7/1/25	268	266
[20]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	140	141
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/27	300	287
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	1,000	922
Total Taxable Municipal Bonds (Cost $133,192)					115,430

Balanced Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[21,22]	Vanguard Market Liquidity Fund (Cost $405,363)	5.380%	4,054,624	405,422
Total Investments (100.0%) (Cost $31,027,275)				55,535,170
Other Assets and Liabilities—Net (0.0%)				13,138
Net Assets (100%)				55,548,308
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $41,546,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $77,000, representing 0.0% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2024.
7	U.S. government-guaranteed.
8	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $59,337,000, representing 0.1% of net assets.
12	Guaranteed by the Government of Canada.
13	Guaranteed by the Government of Japan.
14	Guaranteed by the Federal Republic of Germany.
15	Guaranteed by the Republic of Austria.
16	Guaranteed by the Government of Mexico.
17	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
18	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
19	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
20	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
21	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
22	Collateral of $47,677,000 was received for securities on loan, of which $47,671,000 is held in Vanguard Market Liquidity Fund and $6,000 is held in cash.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2024	1,629	179,165	(142)
E-mini Russell 2000 Index	September 2024	78	8,054	138
E-mini S&P 500 Index	September 2024	217	59,908	183
E-mini S&P Mid-Cap 400 Index	September 2024	3	887	8
				187
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $30,592,662)	55,101,330
Affiliated Issuers (Cost $434,613)	433,840
Total Investments in Securities	55,535,170
Investment in Vanguard	1,602
Cash	10,397
Cash Collateral Pledged—Futures Contracts	6,387
Receivables for Investment Securities Sold	175,242
Receivables for Accrued Income	177,337
Receivables for Capital Shares Issued	31,049
Total Assets	55,937,184
Liabilities
Payables for Investment Securities Purchased	306,202
Collateral for Securities on Loan	47,677
Payables for Capital Shares Redeemed	32,756
Payables to Vanguard	1,563
Variation Margin Payable—Futures Contracts	678
Total Liabilities	388,876
Net Assets	55,548,308
1 Includes $41,546,000 of securities on loan.
At June 30, 2024, net assets consisted of:

Paid-in Capital	30,062,214
Total Distributable Earnings (Loss)	25,486,094
Net Assets	55,548,308

Investor Shares—Net Assets
Applicable to 4,077,275 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	193,215
Net Asset Value Per Share—Investor Shares	$47.39

Admiral Shares—Net Assets
Applicable to 942,073,937 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,637,436
Net Asset Value Per Share—Admiral Shares	$47.38

Institutional Shares—Net Assets
Applicable to 226,160,262 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,717,657
Net Asset Value Per Share—Institutional Shares	$47.39
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	221,616
Dividends—Affiliated Issuers	394
Interest—Unaffiliated Issuers	354,255
Interest—Affiliated Issuers	11,965
Securities Lending—Net	1,642
Total Income	589,872
Expenses
The Vanguard Group—Note B
Investment Advisory Services	483
Management and Administrative—Investor Shares	163
Management and Administrative—Admiral Shares	13,453
Management and Administrative—Institutional Shares	2,769
Marketing and Distribution—Investor Shares	5
Marketing and Distribution—Admiral Shares	854
Marketing and Distribution—Institutional Shares	156
Custodian Fees	201
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—Admiral Shares	193
Shareholders’ Reports—Institutional Shares	10
Trustees’ Fees and Expenses	15
Other Expenses	9
Total Expenses	18,312
Net Investment Income	571,560
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	1,055,444
Investment Securities Sold—Affiliated Issuers	13
Futures Contracts	4,602
Realized Net Gain (Loss)	1,060,059
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	2,473,638
Investment Securities—Affiliated Issuers	(308)
Futures Contracts	(14,490)
Change in Unrealized Appreciation (Depreciation)	2,458,840
Net Increase (Decrease) in Net Assets Resulting from Operations	4,090,459
1	Dividends are net of foreign withholding taxes of $39,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	571,560	1,051,939
Realized Net Gain (Loss)	1,060,059	1,301,413
Change in Unrealized Appreciation (Depreciation)	2,458,840	5,675,533
Net Increase (Decrease) in Net Assets Resulting from Operations	4,090,459	8,028,885
Distributions
Investor Shares	(2,777)	(8,298)
Admiral Shares	(663,759)	(1,798,418)
Institutional Shares	(158,629)	(434,284)
Total Distributions	(825,165)	(2,241,000)
Capital Share Transactions
Investor Shares	(12,798)	(27,182)
Admiral Shares	(38,322)	(1,966)
Institutional Shares	103,181	(1,430,788)
Net Increase (Decrease) from Capital Share Transactions	52,061	(1,459,936)
Total Increase (Decrease)	3,317,355	4,327,949
Net Assets
Beginning of Period	52,230,953	47,903,004
End of Period	55,548,308	52,230,953
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$44.59	$39.66	$49.02	$44.34	$39.23	$32.99
Investment Operations
Net Investment Income[1]	.463	.854	.709	.627	.700	.755
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.000[2]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	3.017	5.970	(8.996)	5.564	5.537	6.345
Total from Investment Operations	3.480	6.824	(8.287)	6.191	6.237	7.100
Distributions
Dividends from Net Investment Income	(.485)	(.861)	(.716)	(.626)	(.687)	(.794)
Distributions from Realized Capital Gains	(.195)	(1.033)	(.357)	(.885)	(.440)	(.066)
Total Distributions	(.680)	(1.894)	(1.073)	(1.511)	(1.127)	(.860)
Net Asset Value, End of Period	$47.39	$44.59	$39.66	$49.02	$44.34	$39.23
Total Return[3]	7.83%	17.44%	-16.97%	14.09%	16.26%	21.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$193	$194	$199	$317	$334	$396
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.03%	2.02%	1.66%	1.33%	1.76%	2.11%
Portfolio Turnover Rate[4]	12%	19%	19%	35%	60%	37%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 3%, 5%, 5%, 15%, 12%, and 6%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$44.58	$39.65	$49.02	$44.34	$39.23	$32.99
Investment Operations
Net Investment Income[1]	.488	.902	.761	.680	.742	.817
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.000[2]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	3.019	5.969	(9.010)	5.564	5.542	6.319
Total from Investment Operations	3.507	6.871	(8.249)	6.244	6.284	7.136
Distributions
Dividends from Net Investment Income	(.512)	(.908)	(.764)	(.679)	(.733)	(.830)
Distributions from Realized Capital Gains	(.195)	(1.033)	(.357)	(.885)	(.441)	(.066)
Total Distributions	(.707)	(1.941)	(1.121)	(1.564)	(1.174)	(.896)
Net Asset Value, End of Period	$47.38	$44.58	$39.65	$49.02	$44.34	$39.23
Total Return[3]	7.89%	17.58%	-16.90%	14.22%	16.40%	21.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44,637	$42,048	$37,437	$47,564	$39,901	$33,585
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.15%	2.14%	1.79%	1.44%	1.86%	2.22%
Portfolio Turnover Rate[4]	12%	19%	19%	35%	60%	37%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 3%, 5%, 5%, 15%, 12%, and 6%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$44.59	$39.66	$49.02	$44.35	$39.24	$33.00
Investment Operations
Net Investment Income[1]	.490	.904	.765	.685	.747	.820
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.000[2]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	3.019	5.971	(8.998)	5.554	5.541	6.320
Total from Investment Operations	3.509	6.875	(8.233)	6.239	6.288	7.140
Distributions
Dividends from Net Investment Income	(.514)	(.912)	(.769)	(.684)	(.737)	(.834)
Distributions from Realized Capital Gains	(.195)	(1.033)	(.358)	(.885)	(.441)	(.066)
Total Distributions	(.709)	(1.945)	(1.127)	(1.569)	(1.178)	(.900)
Net Asset Value, End of Period	$47.39	$44.59	$39.66	$49.02	$44.35	$39.24
Total Return	7.89%	17.58%	-16.87%	14.20%	16.41%	21.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,718	$9,989	$10,268	$13,081	$11,685	$11,143
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.16%	2.14%	1.80%	1.45%	1.87%	2.23%
Portfolio Turnover Rate[3]	12%	19%	19%	35%	60%	37%[4]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Includes 3%, 5%, 5%, 15%, 12%, and 6%, respectively, attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Notes to Financial Statements
Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Balanced Index Fund
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $1,602,000, representing less than 0.01% of the fund’s net assets and 0.64% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Balanced Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	34,150,412	77	105	34,150,594
Preferred Stocks	—	—	—	—
Rights	—	—	100	100
Warrants	60	—	—	60
U.S. Government and Agency Obligations	—	14,087,883	—	14,087,883
Asset-Backed/Commercial Mortgage-Backed Securities	—	510,098	—	510,098
Corporate Bonds	—	5,545,781	—	5,545,781
Sovereign Bonds	—	719,802	—	719,802
Taxable Municipal Bonds	—	115,430	—	115,430
Temporary Cash Investments	405,422	—	—	405,422
Total	34,555,894	20,979,071	205	55,535,170

Derivative Financial Instruments
Assets
Futures Contracts[1]	329	—	—	329
Liabilities
Futures Contracts[1]	142	—	—	142
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	31,094,075
Gross Unrealized Appreciation	27,438,138
Gross Unrealized Depreciation	(2,996,856)
Net Unrealized Appreciation (Depreciation)	24,441,282
E.  During the six months ended June 30, 2024, the fund purchased $1,413,658,000 of investment securities and sold $2,681,485,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $5,106,811,000 and $3,737,121,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were $100,935,000 and sales were $32,159,000, resulting in net realized gain of $14,220,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	10,526	235	16,753	394
Issued in Lieu of Cash Distributions	2,777	59	8,298	193
Redeemed	(26,101)	(573)	(52,233)	(1,237)
Net Increase (Decrease)—Investor Shares	(12,798)	(279)	(27,182)	(650)
Admiral Shares
Issued	2,311,317	50,390	3,882,733	91,712
Issued in Lieu of Cash Distributions	599,456	12,787	1,632,032	37,935
Redeemed	(2,949,095)	(64,226)	(5,516,731)	(130,590)
Net Increase (Decrease)—Admiral Shares	(38,322)	(1,049)	(1,966)	(943)

Balanced Index Fund
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	750,962	16,410	1,143,853	26,989
Issued in Lieu of Cash Distributions	153,935	3,283	422,724	9,838
Redeemed	(801,716)	(17,540)	(2,997,365)	(71,707)
Net Increase (Decrease)—Institutional Shares	103,181	2,153	(1,430,788)	(34,880)
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	722,008	NA1	NA1	13	30	11,965	—	405,422
Vanguard Total Bond Market ETF	6,573	22,183	—	—	(338)	394	—	28,418
Total	728,581	22,183	—	13	(308)	12,359	—	433,840
1	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q022 082024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Balanced Index Fund

The board of trustees of Vanguard Balanced Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index and Fixed Income Groups. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. Both the Equity Index Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 21, 2024

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 21, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney  filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.